UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.9%

U.S. Treasury Bills - 94.9%
U.S. Treasury Bills
2.17%, 12/13/18*	$40,378,000	$40,353,942
2.31%, 1/24/19*	40,662,000	40,528,527

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $80,872,777)		80,882,469

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,665,330)	146,000	3,666,060

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $84,538,107)		84,548,529
Other Assets less Liabilities - 0.8%		701,566

NET ASSETS - 100.0%		$85,250,095

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/5/2018	1,290,450	AUD	943,243	USD	$—	$(36)
Bank of America N.A.	12/5/2018	2,707,950	CAD	2,038,154	USD	51	—
Bank of America N.A.	12/5/2018	787,500	CHF	788,343	USD	—	(26)
Bank of America N.A.	12/5/2018	3,744,300	CNH	538,760	USD	—	(45)
Bank of America N.A.	12/5/2018	4,966,500	EUR	5,623,235	USD	—	(234)
Bank of America N.A.	12/5/2018	1,479,450	GBP	1,885,364	USD	—	(93)
Bank of America N.A.	12/5/2018	27,651,750	INR	396,754	USD	—	(45)
Bank of America N.A.	12/5/2018	361,079,250	JPY	3,181,080	USD	34	—
Bank of America N.A.	12/5/2018	775,110,000	KRW	691,476	USD	12	—
Bank of America N.A.	12/5/2018	36,196,650	MXN	1,778,178	USD	—	(90)
Bank of America N.A.	12/5/2018	899,239	USD	1,269,450	AUD	—	(28,618)
Bank of America N.A.	12/5/2018	72,560	USD	100,000	AUD	—	(531)
Bank of America N.A.	12/5/2018	2,024,573	USD	2,663,850	CAD	19,561	—
Bank of America N.A.	12/5/2018	159,600	USD	210,000	CAD	1,538	—
Bank of America N.A.	12/5/2018	771,575	USD	774,900	CHF	—	(4,129)
Bank of America N.A.	12/5/2018	59,741	USD	60,000	CHF	—	(321)
Bank of America N.A.	12/5/2018	527,263	USD	3,684,450	CNH	—	(2,841)
Bank of America N.A.	12/5/2018	41,073	USD	285,000	CNH	68	—
Bank of America N.A.	12/5/2018	5,548,784	USD	4,886,700	EUR	16,131	—
Bank of America N.A.	12/5/2018	432,389	USD	380,000	EUR	2,158	—
Bank of America N.A.	12/5/2018	1,862,685	USD	1,455,300	GBP	8,189	—
Bank of America N.A.	12/5/2018	150,337	USD	115,000	GBP	3,792	—
Bank of America N.A.	12/5/2018	367,759	USD	27,204,450	INR	—	(22,532)
Bank of America N.A.	12/5/2018	29,234	USD	2,130,000	INR	—	(1,324)
Bank of America N.A.	12/5/2018	3,155,690	USD	355,265,400	JPY	25,797	—
Bank of America N.A.	12/5/2018	243,211	USD	27,685,000	JPY	—	(695)
Bank of America N.A.	12/5/2018	669,573	USD	762,510,000	KRW	—	(10,673)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2018

Bank of America N.A.	12/5/2018	53,524	USD	60,000,000	KRW	—	(3)
Bank of America N.A.	12/5/2018	1,744,328	USD	35,611,800	MXN	—	(5,030)
Bank of America N.A.	12/5/2018	137,644	USD	2,785,000	MXN	836	—
Bank of America N.A.	1/4/2019	912,943	USD	1,248,450	AUD	—	(36)
Bank of America N.A.	1/4/2019	2,058,158	USD	2,732,100	CAD	—	(115)
Bank of America N.A.	1/4/2019	780,613	USD	777,000	CHF	—	(56)
Bank of America N.A.	1/4/2019	534,274	USD	3,717,000	CNH	19	—
Bank of America N.A.	1/4/2019	5,596,692	USD	4,927,650	EUR	—	(85)
Bank of America N.A.	1/4/2019	1,883,641	USD	1,475,250	GBP	11	—
Bank of America N.A.	1/4/2019	373,572	USD	26,131,350	INR	—	(40)
Bank of America N.A.	1/4/2019	678,646	USD	759,990,000	KRW	—	(99)
Bank of America N.A.	1/4/2019	1,761,688	USD	36,023,400	MXN	36	—
Bank of America N.A.	1/8/2019	3,193,323	USD	361,188,450	JPY	—	(125)
Citibank N.A.†	12/5/2018	1,290,450	AUD	943,236	USD	—	(30)
Citibank N.A.†	12/5/2018	2,707,950	CAD	2,038,146	USD	59	—
Citibank N.A.†	12/5/2018	787,500	CHF	788,341	USD	—	(25)
Citibank N.A.†	12/5/2018	3,744,300	CNH	538,756	USD	—	(40)
Citibank N.A.†	12/5/2018	4,966,500	EUR	5,623,181	USD	—	(179)
Citibank N.A.†	12/5/2018	1,479,450	GBP	1,885,328	USD	—	(58)
Citibank N.A.†	12/5/2018	27,651,750	INR	396,754	USD	—	(45)
Citibank N.A.†	12/5/2018	361,079,250	JPY	3,181,018	USD	96	—
Citibank N.A.†	12/5/2018	775,110,000	KRW	692,112	USD	—	(624)
Citibank N.A.†	12/5/2018	36,196,650	MXN	1,778,229	USD	—	(141)
Citibank N.A.†	12/5/2018	899,211	USD	1,269,450	AUD	—	(28,646)
Citibank N.A.†	12/5/2018	2,024,570	USD	2,663,850	CAD	19,558	—
Citibank N.A.†	12/5/2018	771,581	USD	774,900	CHF	—	(4,122)
Citibank N.A.†	12/5/2018	527,278	USD	3,684,450	CNH	—	(2,827)
Citibank N.A.†	12/5/2018	5,548,814	USD	4,886,700	EUR	16,161	—
Citibank N.A.†	12/5/2018	1,862,682	USD	1,455,300	GBP	8,186	—
Citibank N.A.†	12/5/2018	366,284	USD	27,204,450	INR	—	(24,008)
Citibank N.A.†	12/5/2018	3,155,777	USD	355,265,400	JPY	25,884	—
Citibank N.A.†	12/5/2018	669,614	USD	762,510,000	KRW	—	(10,632)
Citibank N.A.†	12/5/2018	1,744,233	USD	35,611,800	MXN	—	(5,125)
Citibank N.A.†	1/4/2019	912,940	USD	1,248,450	AUD	—	(39)
Citibank N.A.†	1/4/2019	2,058,028	USD	2,732,100	CAD	—	(245)
Citibank N.A.†	1/4/2019	780,647	USD	777,000	CHF	—	(22)
Citibank N.A.†	1/4/2019	534,220	USD	3,717,000	CNH	—	(35)
Citibank N.A.†	1/4/2019	5,596,864	USD	4,927,650	EUR	88	—
Citibank N.A.†	1/4/2019	1,883,611	USD	1,475,250	GBP	—	(19)
Citibank N.A.†	1/4/2019	373,631	USD	26,131,350	INR	19	—
Citibank N.A.†	1/4/2019	678,635	USD	759,990,000	KRW	—	(109)
Citibank N.A.†	1/4/2019	1,761,648	USD	36,023,400	MXN	—	(4)
Citibank N.A.†	1/8/2019	3,193,151	USD	361,188,450	JPY	—	(298)
HSBC Holdings PLC	12/5/2018	983,200	AUD	718,539	USD	94	—
HSBC Holdings PLC	12/5/2018	2,063,200	CAD	1,552,511	USD	407	—
HSBC Holdings PLC	12/5/2018	600,000	CHF	600,587	USD	35	—
HSBC Holdings PLC	12/5/2018	2,852,800	CNH	410,476	USD	—	(26)
HSBC Holdings PLC	12/5/2018	3,784,000	EUR	4,283,817	USD	374	—
HSBC Holdings PLC	12/5/2018	1,127,200	GBP	1,436,713	USD	—	(317)
HSBC Holdings PLC	12/5/2018	21,068,000	INR	302,055	USD	200	—
HSBC Holdings PLC	12/5/2018	275,108,000	JPY	2,424,267	USD	—	(561)
HSBC Holdings PLC	12/5/2018	590,560,000	KRW	527,008	USD	—	(160)
HSBC Holdings PLC	12/5/2018	27,578,400	MXN	1,353,749	USD	985	—
HSBC Holdings PLC	12/5/2018	899,091	USD	1,269,450	AUD	—	(28,767)
HSBC Holdings PLC	12/5/2018	2,024,581	USD	2,663,850	CAD	19,569	—
HSBC Holdings PLC	12/5/2018	771,581	USD	774,900	CHF	—	(4,123)
HSBC Holdings PLC	12/5/2018	527,270	USD	3,684,450	CNH	—	(2,835)
HSBC Holdings PLC	12/5/2018	5,548,379	USD	4,886,700	EUR	15,726	—
HSBC Holdings PLC	12/5/2018	1,862,269	USD	1,455,300	GBP	7,773	—
HSBC Holdings PLC	12/5/2018	365,809	USD	27,204,450	INR	—	(24,483)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2018

HSBC Holdings PLC	12/5/2018	3,155,191	USD	355,265,400	JPY	25,298	—
HSBC Holdings PLC	12/5/2018	668,399	USD	762,510,000	KRW	—	(11,847)
HSBC Holdings PLC	12/5/2018	1,744,271	USD	35,611,800	MXN	—	(5,087)
HSBC Holdings PLC	1/4/2019	695,505	USD	951,200	AUD	—	(98)
HSBC Holdings PLC	1/4/2019	1,567,772	USD	2,081,600	CAD	—	(436)
HSBC Holdings PLC	1/4/2019	594,687	USD	592,000	CHF	—	(108)
HSBC Holdings PLC	1/4/2019	407,047	USD	2,832,000	CNH	—	(5)
HSBC Holdings PLC	1/4/2019	4,263,759	USD	3,754,400	EUR	—	(451)
HSBC Holdings PLC	1/4/2019	1,435,437	USD	1,124,000	GBP	291	—
HSBC Holdings PLC	1/4/2019	284,370	USD	19,909,600	INR	—	(287)
HSBC Holdings PLC	1/4/2019	516,765	USD	579,040,000	KRW	—	(374)
HSBC Holdings PLC	1/4/2019	1,341,053	USD	27,446,400	MXN	—	(1,158)
HSBC Holdings PLC	1/8/2019	2,433,610	USD	275,191,200	JPY	507	—
State Street Bank and Trust	12/5/2018	1,290,450	AUD	943,238	USD	—	(31)
State Street Bank and Trust	12/5/2018	2,707,950	CAD	2,038,207	USD	—	(3)
State Street Bank and Trust	12/5/2018	787,500	CHF	788,318	USD	—	(2)
State Street Bank and Trust	12/5/2018	3,744,300	CNH	538,748	USD	—	(33)
State Street Bank and Trust	12/5/2018	4,966,500	EUR	5,623,012	USD	—	(10)
State Street Bank and Trust	12/5/2018	1,479,450	GBP	1,885,273	USD	—	(3)
State Street Bank and Trust	12/5/2018	27,651,750	INR	396,583	USD	126	—
State Street Bank and Trust	12/5/2018	361,079,250	JPY	3,181,127	USD	—	(14)
State Street Bank and Trust	12/5/2018	775,110,000	KRW	691,754	USD	—	(266)
State Street Bank and Trust	12/5/2018	36,196,650	MXN	1,778,098	USD	—	(10)
State Street Bank and Trust	12/5/2018	685,143	USD	967,200	AUD	—	(21,796)
State Street Bank and Trust	12/5/2018	1,542,563	USD	2,029,600	CAD	14,935	—
State Street Bank and Trust	12/5/2018	587,891	USD	590,400	CHF	—	(3,121)
State Street Bank and Trust	12/5/2018	401,734	USD	2,807,200	CNH	—	(2,155)
State Street Bank and Trust	12/5/2018	4,227,746	USD	3,723,200	EUR	12,391	—
State Street Bank and Trust	12/5/2018	1,419,244	USD	1,108,800	GBP	6,295	—
State Street Bank and Trust	12/5/2018	278,573	USD	20,727,200	INR	—	(18,792)
State Street Bank and Trust	12/5/2018	2,404,423	USD	270,678,400	JPY	19,742	—
State Street Bank and Trust	12/5/2018	509,333	USD	580,960,000	KRW	—	(8,951)
State Street Bank and Trust	12/5/2018	1,328,688	USD	27,132,800	MXN	—	(4,157)
State Street Bank and Trust	1/4/2019	912,967	USD	1,248,450	AUD	—	(13)
State Street Bank and Trust	1/4/2019	2,058,228	USD	2,732,100	CAD	—	(45)
State Street Bank and Trust	1/4/2019	780,588	USD	777,000	CHF	—	(82)
State Street Bank and Trust	1/4/2019	534,221	USD	3,717,000	CNH	—	(34)
State Street Bank and Trust	1/4/2019	5,596,529	USD	4,927,650	EUR	—	(248)
State Street Bank and Trust	1/4/2019	1,883,629	USD	1,475,250	GBP	—	(1)
State Street Bank and Trust	1/4/2019	373,561	USD	26,131,350	INR	—	(51)
State Street Bank and Trust	1/4/2019	678,866	USD	759,990,000	KRW	121	—
State Street Bank and Trust	1/4/2019	1,761,600	USD	36,023,400	MXN	—	(52)
State Street Bank and Trust	1/8/2019	3,193,540	USD	361,188,450	JPY	92	—
UBS AG	12/5/2018	1,290,450	AUD	943,230	USD	—	(23)
UBS AG	12/5/2018	2,707,950	CAD	2,038,163	USD	42	—
UBS AG	12/5/2018	787,500	CHF	788,333	USD	—	(17)
UBS AG	12/5/2018	3,744,300	CNH	538,791	USD	—	(75)
UBS AG	12/5/2018	4,966,500	EUR	5,623,121	USD	—	(119)
UBS AG	12/5/2018	1,479,450	GBP	1,885,312	USD	—	(42)
UBS AG	12/5/2018	27,651,750	INR	396,441	USD	268	—
UBS AG	12/5/2018	361,079,250	JPY	3,181,046	USD	68	—
UBS AG	12/5/2018	775,110,000	KRW	692,011	USD	—	(523)
UBS AG	12/5/2018	36,196,650	MXN	1,778,137	USD	—	(49)
UBS AG	12/5/2018	899,248	USD	1,269,450	AUD	—	(28,610)
UBS AG	12/5/2018	2,024,593	USD	2,663,850	CAD	19,581	—
UBS AG	12/5/2018	771,598	USD	774,900	CHF	—	(4,106)
UBS AG	12/5/2018	527,240	USD	3,684,450	CNH	—	(2,865)
UBS AG	12/5/2018	5,548,809	USD	4,886,700	EUR	16,156	—
UBS AG	12/5/2018	1,862,717	USD	1,455,300	GBP	8,221	—
UBS AG	12/5/2018	365,642	USD	27,204,450	INR	—	(24,650)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2018

UBS AG	12/5/2018	3,155,746	USD	355,265,400	JPY	25,853	—
UBS AG	12/5/2018	668,440	USD	762,510,000	KRW	—	(11,806)
UBS AG	12/5/2018	1,744,227	USD	35,611,800	MXN	—	(5,132)
UBS AG	1/4/2019	912,970	USD	1,248,450	AUD	—	(9)
UBS AG	1/4/2019	2,058,209	USD	2,732,100	CAD	—	(64)
UBS AG	1/4/2019	780,628	USD	777,000	CHF	—	(42)
UBS AG	1/4/2019	534,193	USD	3,717,000	CNH	—	(63)
UBS AG	1/4/2019	5,596,652	USD	4,927,650	EUR	—	(124)
UBS AG	1/4/2019	1,883,636	USD	1,475,250	GBP	7	—
UBS AG	1/4/2019	373,411	USD	26,131,350	INR	—	(201)
UBS AG	1/4/2019	679,111	USD	759,990,000	KRW	367	—
UBS AG	1/4/2019	1,761,496	USD	36,023,400	MXN	—	(155)
UBS AG	1/8/2019	3,193,521	USD	361,188,450	JPY	72	—

						$343,880	$(374,763)

†	As of November 30, 2018, the Fund posted cash collateral of $1,100,000 with the counterparty, Citibank N.A., for foreign currency contracts.

CURRENCY LEGEND

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 64.5%

U.S. Treasury Bill - 64.5%
U.S. Treasury Bill 2.17%, 12/13/18* (Cost: $7,914,363)	$7,920,000	$7,915,281

	Shares
EXCHANGE-TRADED FUND - 3.7%

United States - 3.7%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $450,096)	17,950	450,725

	Principal Amount
REPURCHASE AGREEMENT - 28.7%

United States - 28.7%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $3,530,674 (fully collateralized by Fannie Mae Pool, 4.50% - 5.00% due 9/1/40 - 12/1/48, Freddie Mac Gold Pool, 3.50% due 11/1/48 and Ginnie Mae Pool, 3.50% - 4.50% due 12/20/47 - 11/20/48; Market value - $3,706,500) (Cost: $3,530,000)	$3,530,000	3,530,000

TOTAL INVESTMENTS IN SECURITIES - 96.9% (Cost: $11,894,459)		11,896,006
Other Assets less Liabilities - 3.1%		383,995

NET ASSETS - 100.0%		$12,280,001

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/4/2018	4,739,406	BRL	1,138,323	USD	$84,813	$—
Bank of America N.A.	12/4/2018	1,396,990	USD	5,375,617	BRL	9,662	—
Bank of America N.A.	1/4/2019	7,827,260	BRL	1,912,166	USD	105,143	—
Bank of America N.A.	2/4/2019	4,131,140	BRL	1,118,035	USD	—	(55,472)
Bank of America N.A.	3/7/2019	5,389,000	BRL	1,392,147	USD	—	(9,148)
Canadian Imperial Bank of Commerce	12/4/2018	1,314,473	USD	5,059,406	BRL	8,752	—
Canadian Imperial Bank of Commerce	2/4/2019	4,131,140	BRL	1,118,141	USD	—	(55,578)
Canadian Imperial Bank of Commerce	3/7/2019	5,072,000	BRL	1,309,714	USD	—	(8,068)
Citibank N.A.	12/4/2018	5,035,617	BRL	1,209,845	USD	89,736	—
Citibank N.A.	12/4/2018	1,000,000	BRL	238,022	USD	20,056	—
Citibank N.A.	12/4/2018	1,396,808	USD	5,375,617	BRL	9,481	—
Citibank N.A.	1/4/2019	8,146,740	BRL	1,990,602	USD	109,046	—
Citibank N.A.	2/4/2019	3,495,580	BRL	946,017	USD	—	(46,925)
Citibank N.A.	3/7/2019	5,389,000	BRL	1,391,643	USD	—	(8,644)
Goldman Sachs	12/4/2018	5,035,617	BRL	1,209,090	USD	90,491	—
UBS AG	2/4/2019	4,131,140	BRL	1,126,224	USD	—	(63,660)

						$527,180	$(247,495)

CURRENCY LEGEND
BRL	Brazilian real
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.3%

U.S. Treasury Bills - 66.3%
U.S. Treasury Bills
2.17%, 12/13/18*	$10,036,000	$10,030,020
2.31%, 1/24/19*	10,160,000	10,126,650

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $20,154,253)		20,156,670

	Shares
EXCHANGE-TRADED FUND - 3.9%

United States - 3.9%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,169,777)	46,600	1,170,126

	Principal Amount
REPURCHASE AGREEMENT - 28.2%

United States - 28.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $8,566,634 (fully collateralized by U.S. Treasury Notes, 1.13% due 6/30/21 - 9/30/21; Market value - $8,736,338) (Cost: $8,565,000)	$8,565,000	8,565,000

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Cost: $29,889,030)		29,891,796
Other Assets less Liabilities - 1.6%		495,874

NET ASSETS - 100.0%		$30,387,670

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/13/2018	305,440	USD	2,118,000	CNH	$369	$—
Bank of America N.A.	1/14/2019	72,721	USD	505,000	CNH	67	—
Bank of America N.A.	1/14/2019	553,565	USD	3,847,000	CNY	155	—
Citibank N.A.†	12/13/2018	27,174,330	CNH	3,981,295	USD	—	(67,178)
Citibank N.A.†	1/14/2019	49,359,330	CNY	7,148,346	USD	—	(47,766)
State Street Bank and Trust	12/13/2018	3,763,055	USD	26,094,150	CNH	4,524	—
State Street Bank and Trust	1/14/2019	12,711,000	CNH	1,842,067	USD	—	(13,334)
State Street Bank and Trust	2/21/2019	26,264,000	CNY	3,754,145	USD	18,097	—
State Street Bank and Trust	3/13/2019	26,160,450	CNH	3,763,390	USD	—	—
UBS AG	12/13/2018	26,108,670	CNH	3,822,422	USD	—	(61,799)
UBS AG	12/13/2018	3,616,110	USD	25,070,850	CNH	4,972	—
UBS AG	1/14/2019	47,423,670	CNY	6,862,553	USD	—	(40,426)
UBS AG	2/21/2019	27,336,000	CNY	3,904,263	USD	21,949	—
UBS AG	3/13/2019	25,134,550	CNH	3,616,638	USD	—	—

						$50,133	$(230,503)

†	As of November 30, 2018, the Fund posted cash collateral of $510,000 with the counterparty, Citibank N.A., for foreign currency contracts.

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 61.6%

U.S. Treasury Bills - 61.6%
U.S. Treasury Bills
2.17%, 12/13/18*	$7,772,000	$7,767,369
2.31%, 1/24/19*	7,041,000	7,017,888

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $14,783,488)		14,785,257

	Shares
EXCHANGE-TRADED FUND - 4.0%

United States - 4.0%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $943,854)	37,600	944,136

	Principal Amount
REPURCHASE AGREEMENT - 31.9%

United States - 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $7,661,462 (fully collateralized by U.S. Treasury Notes, 1.13% - 2.13% due 1/15/19 - 12/31/22 and U.S. Treasury Inflation Indexed Bond, 0.63% due 1/15/26; Market value - $7,813,214) (Cost: $7,660,000)	$7,660,000	7,660,000

TOTAL INVESTMENTS IN SECURITIES - 97.5% (Cost: $23,387,342)		23,389,393
Other Assets less Liabilities - 2.5%		603,291

NET ASSETS - 100.0%		$23,992,684

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/12/2019	1,436,500	BRL	388,611	USD	$—	$(19,344)
Bank of America N.A.	2/12/2019	266,458,400	CLP	387,548	USD	8,621	—
Bank of America N.A.	2/12/2019	1,238,291,600	COP	387,027	USD	—	(5,776)
Bank of America N.A.	2/12/2019	7,659,600	MXN	381,501	USD	—	(9,083)
Bank of America N.A.	2/12/2019	1,459,900	PLN	385,820	USD	44	—
Bank of America N.A.	2/12/2019	25,728,300	RUB	387,546	USD	—	(6,352)
Bank of America N.A.	2/12/2019	2,312,700	TRY	393,138	USD	30,635	—
Bank of America N.A.	2/12/2019	5,735,600	ZAR	389,364	USD	20,810	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2018

Canadian Imperial Bank of Commerce	2/12/2019	1,436,500	BRL	388,186	USD	—	(18,919)
Canadian Imperial Bank of Commerce	2/12/2019	266,458,400	CLP	386,172	USD	9,997	—
Canadian Imperial Bank of Commerce	2/12/2019	1,238,291,600	COP	386,538	USD	—	(5,287)
Canadian Imperial Bank of Commerce	2/12/2019	7,659,600	MXN	381,359	USD	—	(8,941)
Canadian Imperial Bank of Commerce	2/12/2019	1,459,900	PLN	385,824	USD	41	—
Canadian Imperial Bank of Commerce	2/12/2019	25,728,300	RUB	387,289	USD	—	(6,096)
Canadian Imperial Bank of Commerce	2/12/2019	2,312,700	TRY	391,980	USD	31,794	—
Canadian Imperial Bank of Commerce	2/12/2019	5,735,600	ZAR	389,409	USD	20,765	—
HSBC Holdings PLC	2/12/2019	1,689,185,000	KRW	1,487,286	USD	23,627	—
HSBC Holdings PLC	2/12/2019	45,675,000	TWD	1,486,333	USD	6,925	—
Morgan Stanley & Co. International	2/12/2019	6,210,000	MYR	1,483,339	USD	—	(809)
Morgan Stanley & Co. International	2/12/2019	49,020,000	THB	1,479,670	USD	15,278	—
Royal Bank of Canada	2/12/2019	10,385,000	CNH	1,485,588	USD	7,117	—
Royal Bank of Canada	2/12/2019	110,400,000	INR	1,485,668	USD	86,789	—
State Street Bank and Trust	2/12/2019	1,436,500	BRL	388,432	USD	—	(19,165)
State Street Bank and Trust	2/12/2019	266,458,400	CLP	386,620	USD	9,549	—
State Street Bank and Trust	2/12/2019	1,238,291,600	COP	386,996	USD	—	(5,745)
State Street Bank and Trust	2/12/2019	7,659,600	MXN	381,419	USD	—	(9,001)
State Street Bank and Trust	2/12/2019	1,459,900	PLN	385,799	USD	65	—
State Street Bank and Trust	2/12/2019	25,728,300	RUB	387,329	USD	—	(6,135)
State Street Bank and Trust	2/12/2019	2,312,700	TRY	392,719	USD	31,055	—
State Street Bank and Trust	2/12/2019	5,735,600	ZAR	389,464	USD	20,710	—
UBS AG	2/12/2019	1,215,500	BRL	331,109	USD	—	(18,652)
UBS AG	2/12/2019	225,464,800	CLP	328,436	USD	6,783	—
UBS AG	2/12/2019	1,047,785,200	COP	328,293	USD	—	(5,695)
UBS AG	2/12/2019	22,940,060,000	IDR	1,478,859	USD	113,016	—
UBS AG	2/12/2019	6,481,200	MXN	322,418	USD	—	(7,295)
UBS AG	2/12/2019	80,270,000	PHP	1,485,777	USD	40,745	—
UBS AG	2/12/2019	1,235,300	PLN	326,263	USD	238	—
UBS AG	2/12/2019	21,770,100	RUB	327,815	USD	—	(5,267)
UBS AG	2/12/2019	1,956,900	TRY	333,314	USD	25,263	—
UBS AG	2/12/2019	4,853,200	ZAR	329,845	USD	17,225	—

						$527,092	$(157,562)

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2018

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 15.7%

Australia - 12.2%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	736,000	AUD	$605,014
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	303,000	AUD	235,966
Treasury Corp. of Victoria
5.50%, 12/17/24, Series 1224	665,000	AUD	563,406
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	327,000	AUD	249,044
5.00%, 7/23/25, Series 25, Reg S	580,000	AUD	480,629

Total Australia			2,134,059

Indonesia - 0.7%
Perusahaan Penerbit SBSN Indonesia
8.88%, 11/15/31, Series PBS	1,724,000,000	IDR	121,759

New Zealand - 2.8%
New Zealand Local Government Funding Agency Bond
5.50%, 4/15/23	250,000	NZD	191,757
4.50%, 4/15/27	390,000	NZD	290,616

Total New Zealand			482,373

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,084,130)			2,738,191

FOREIGN GOVERNMENT OBLIGATIONS - 69.0%

China - 4.0%
China Government Bond
2.36%, 8/18/21, Reg S	2,000,000	CNY	277,657
3.10%, 6/29/22	2,000,000	CNY	281,733
3.48%, 6/29/27, Reg S	1,000,000	CNY	140,167

Total China			699,557

Hong Kong - 6.2%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	78,769
Hong Kong Government Bond Programme
1.06%, 2/5/20	2,850,000	HKD	359,755
2.46%, 8/4/21	2,850,000	HKD	366,699
1.10%, 1/17/23	2,300,000	HKD	279,834

Total Hong Kong			1,085,057

India - 14.1%
India Government Bond
8.27%, 6/9/20	26,000,000	INR	378,463
7.80%, 4/11/21	70,000,000	INR	1,015,525
7.72%, 5/25/25	74,000,000	INR	1,072,281

Total India			2,466,269

Indonesia - 9.8%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	810,000,000	IDR	56,982
12.80%, 6/15/21, Series FR34	1,228,000,000	IDR	96,533
7.00%, 5/15/22, Series FR61	6,034,000,000	IDR	414,250
8.38%, 9/15/26, Series FR56	7,099,000,000	IDR	512,398
9.00%, 3/15/29, Series FR71	6,979,000,000	IDR	523,428
7.50%, 8/15/32, Series FR74	1,600,000,000	IDR	105,996

Total Indonesia			1,709,587

Malaysia - 6.1%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	346,000	MYR	83,408
4.16%, 7/15/21, Series 0111	690,000	MYR	166,762
3.88%, 3/10/22, Series 0117	910,000	MYR	218,402
3.48%, 3/15/23, Series 0313	782,000	MYR	183,656
3.96%, 9/15/25, Series 0115	635,000	MYR	149,853
Malaysia Government Investment Issue
4.26%, 7/26/27, Series 0117	1,075,000	MYR	257,036

Total Malaysia			1,059,117

New Zealand - 3.3%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	194,000	NZD	134,503
6.00%, 5/15/21, Series 521, Reg S	594,000	NZD	448,866

Total New Zealand			583,369

Philippines - 4.3%
Philippine Government Bond
3.50%, 3/20/21, Series 7-57	3,440,000	PHP	61,254
4.63%, 12/4/22, Series R511	15,015,000	PHP	264,926
3.63%, 9/9/25, Series 1060	16,166,000	PHP	253,678
Philippine Government International Bond
3.90%, 11/26/22	10,000,000	PHP	178,990

Total Philippines			758,848

Singapore - 4.5%
Singapore Government Bond
2.25%, 6/1/21	100,000	SGD	73,309
2.75%, 7/1/23	290,000	SGD	217,475
3.00%, 9/1/24	329,000	SGD	250,395
2.88%, 7/1/29	323,000	SGD	245,193

Total Singapore			786,372

South Korea - 4.5%
Korea Treasury Bond
3.75%, 6/10/22, Series 2206	100,020,000	KRW	94,554
3.50%, 3/10/24, Series 2403	437,090,000	KRW	418,494
2.25%, 6/10/25, Series 2506	295,610,000	KRW	266,868

Total South Korea			779,916

Thailand - 12.2%
Thailand Government Bond
1.88%, 6/17/22	16,800,000	THB	506,454
3.63%, 6/16/23	10,363,000	THB	333,713
3.85%, 12/12/25	14,622,000	THB	483,000
4.88%, 6/22/29	12,362,000	THB	444,868
3.40%, 6/17/36	11,500,000	THB	361,175

Total Thailand			2,129,210

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $13,188,914)			12,057,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2018

Investments	Principal Amount†		Value
SUPRANATIONAL BONDS - 4.1%
Asian Development Bank
2.85%, 10/21/20	2,500,000	CNY	$352,756
European Investment Bank
7.20%, 7/9/19, Reg S	5,190,000,000	IDR	362,148

TOTAL SUPRANATIONAL BONDS (Cost: $828,133)			714,904

REPURCHASE AGREEMENT - 8.9%

United States - 8.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $1,550,296 (fully collateralized by Fannie Mae Pool, 4.50% - 5.00% due 6/1/48 - 12/1/48, Freddie Mac Gold Pool, 4.00% due 6/1/48, Ginnie Mae Pool, 3.50% - 4.50% due 9/20/48 - 11/20/48, Financing Corp. STRIPS, 0.00% due 12/6/18, Resolution Funding STRIPS, 0.00% due 10/15/28, U.S. Treasury Note, 2.88% due 11/15/21 and U.S. Treasury Bond Principal STRIPS, 4.25% due 5/15/39; Market value - $1,620,719) (Cost: $1,550,000)	1,550,000		1,550,000

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $18,651,177)			17,060,397
Other Assets less Liabilities - 2.3%			400,564

NET ASSETS - 100.0%			$17,460,961

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/19/2018	103,480	SGD	75,288	USD	$230	$—
Citibank N.A.	12/19/2018	338,500,000	KRW	301,210	USD	941	—
Citibank N.A.	12/19/2018	17,070,000	PHP	313,505	USD	12,073	—
Citibank N.A.	12/19/2018	33,218,662	TWD	1,084,921	USD	—	(4,646)
Citibank N.A.	12/19/2018	265,673	USD	19,625,000	INR	—	(15,568)
HSBC Holdings PLC	12/19/2018	87,560	SGD	63,699	USD	201	—
Morgan Stanley & Co. International	12/19/2018	103,480	SGD	75,284	USD	234	—
State Street Bank and Trust	12/3/2018	1,808	USD	7,574	MYR	—	(2)
UBS AG	12/19/2018	103,480	SGD	75,269	USD	249	—

						$13,928	$(20,216)

CURRENCY LEGEND

AUD	Australian dollar
CNY	Chinese yuan
HKD	Hong Kong dollar
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
NZD	New Zealand dollar
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 2.1%

U.S. Treasury Bond - 2.1%
U.S. Treasury Bond 3.50%, 2/15/39 (Cost: $865,344)	$812,300	$851,608

FOREIGN CORPORATE BONDS - 90.2%

Argentina - 2.2%
Banco Macro S.A.
6.75%, 11/4/26, Reg S, (6.75% fixed rate until 11/4/21; 5-year U.S. dollar Swap Rate + 5.463% thereafter)(a)	500,000	415,000
YPF S.A.
8.75%, 4/4/24(b)	305,000	298,138
8.75%, 4/4/24, Reg S	200,000	195,500

Total Argentina		908,638

Brazil - 8.2%
Banco do Brasil S.A.
4.88%, 4/19/23(b)	275,000	271,563
4.63%, 1/15/25(b)	350,000	328,562
Banco Safra S.A.
4.13%, 2/8/23(b)	450,000	433,082
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	315,525
Fibria Overseas Finance Ltd.
4.00%, 1/14/25	500,000	468,675
Klabin Finance S.A.
4.88%, 9/19/27(b)	300,000	270,750
Minerva Luxembourg S.A.
5.88%, 1/19/28(b)	400,000	342,800
Petrobras Global Finance B.V.
5.75%, 2/1/29	670,000	616,065
St Marys Cement, Inc.
5.75%, 1/28/27, Reg S	300,000	294,701

Total Brazil		3,341,723

Chile - 6.1%
Celulosa Arauco y Constitucion S.A.
5.50%, 11/2/47	325,000	309,156
Cencosud S.A.
4.88%, 1/20/23, Reg S	551,000	532,404
Colbun S.A.
3.95%, 10/11/27(b)	325,000	296,904
Empresa Nacional del Petroleo
4.50%, 9/14/47(b)	250,000	206,838
Inversiones CMPC S.A.
4.75%, 9/15/24, Reg S	250,000	247,937
SACI Falabella
3.75%, 10/30/27(b)	500,000	449,375
Telefonica Chile S.A.
3.88%, 10/12/22, Reg S	450,000	439,470

Total Chile		2,482,084

China - 8.1%
Bank of China Ltd.
5.00%, 11/13/24, Reg S	600,000	612,537
China Construction Bank Corp.
3.88%, 5/13/25, Reg S, (3.875% fixed rate until 5/13/20; 5-year Constant Maturity Treasury Rate + 2.425% thereafter)(a)	600,000	595,095
China Evergrande Group
8.75%, 6/28/25, Reg S	200,000	164,750
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	350,890
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25, Reg S	500,000	498,250
5.13%, 3/14/28, Reg S	200,000	198,457
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	500,000	479,730
Tencent Holdings Ltd.
3.60%, 1/19/28(b)	450,000	415,922

Total China		3,315,631

Colombia - 4.0%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(b)(c)	540,000	527,715
4.88%, 4/21/25, Reg S	200,000	195,450
Banco de Bogota S.A.
4.38%, 8/3/27, Reg S	400,000	368,250
Ecopetrol S.A.
5.38%, 6/26/26	210,000	208,740
5.88%, 5/28/45	149,000	136,782
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(b)	200,000	200,900

Total Colombia		1,637,837

Ghana - 0.5%
Tullow Oil PLC
6.25%, 4/15/22, Reg S	200,000	192,375

India - 4.7%
Bharti Airtel Ltd.
4.38%, 6/10/25, Reg S	625,000	563,171
ICICI Bank Ltd.
3.25%, 9/9/22, Series EMTN, Reg S	200,000	192,642
Reliance Industries Ltd.
3.67%, 11/30/27(b)	617,000	555,493
Vedanta Resources PLC
6.38%, 7/30/22, Reg S	500,000	460,625
7.13%, 5/31/23, Reg S	150,000	138,234

Total India		1,910,165

Indonesia - 2.6%
Pertamina Persero PT
4.30%, 5/20/23, Reg S	500,000	490,000
Perusahaan Listrik Negara PT
4.13%, 5/15/27(b)	380,000	346,750
4.13%, 5/15/27, Reg S	220,000	200,750

Total Indonesia		1,037,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2018

Investments	Principal Amount	Value
Israel - 4.2%
Israel Electric Corp., Ltd.
6.88%, 6/21/23, Reg S	$500,000	$545,937
4.25%, 8/14/28, Series GMTN, Reg S(b)	600,000	564,750
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	250,000	220,655
3.15%, 10/1/26	450,000	368,010

Total Israel		1,699,352

Jamaica - 1.5%
Digicel Ltd.
6.00%, 4/15/21, Reg S	450,000	399,938
6.75%, 3/1/23, Reg S	250,000	202,500

Total Jamaica		602,438

Kazakhstan - 1.9%
KazMunayGas National Co. JSC
4.75%, 4/24/25(b)	200,000	195,600
4.75%, 4/19/27, Reg S	600,000	572,880

Total Kazakhstan		768,480

Kuwait - 0.7%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S	280,000	269,290

Luxembourg - 1.9%
Altice Financing S.A.
7.50%, 5/15/26, Reg S	250,000	235,938
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	326,700
5.13%, 1/15/28(b)	216,000	191,700

Total Luxembourg		754,338

Malaysia - 1.0%
Petronas Capital Ltd.
3.50%, 3/18/25, Reg S	400,000	387,422

Mexico - 6.3%
Banco Mercantil del Norte S.A.
7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year Constant Maturity Treasury Rate + 5.353% thereafter)(a)(b)(d)	200,000	188,800
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	250,000	258,125
Cemex S.A.B. de C.V.
7.75%, 4/16/26, Reg S	600,000	629,460
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(b)(d)	250,000	244,687
Mexichem S.A.B. de C.V.
4.00%, 10/4/27(b)	320,000	277,600
Mexico City Airport Trust
4.25%, 10/31/26, Reg S	400,000	328,720
Petroleos Mexicanos
6.50%, 3/13/27	200,000	187,600
6.50%, 1/23/29(b)	500,000	460,650

Total Mexico		2,575,642

Morocco - 3.0%
OCP S.A.
5.63%, 4/25/24, Reg S	1,000,000	1,007,500
6.88%, 4/25/44, Reg S	200,000	203,000

Total Morocco		1,210,500

Netherlands - 1.5%
SABIC Capital II B.V.
4.50%, 10/10/28(b)	350,000	343,875
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(b)	300,000	279,750

Total Netherlands		623,625

Panama - 1.2%
Multibank, Inc.
4.38%, 11/9/22(b)	500,000	479,375

Peru - 4.1%
Banco de Credito del Peru
6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(a)	600,000	622,275
Inretail Pharma S.A.
5.38%, 5/2/23(b)	300,000	300,330
5.38%, 5/2/23, Reg S	100,000	100,110
Kallpa Generacion S.A.
4.13%, 8/16/27, Reg S(c)	250,000	226,094
Southern Copper Corp.
5.25%, 11/8/42	460,000	422,050

Total Peru		1,670,859

Philippines - 1.1%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/24, Reg S	400,000	466,374

Russia - 9.1%
Evraz Group S.A.
8.25%, 1/28/21, Reg S	500,000	529,375
Gazprom Neft OAO via GPN Capital S.A.
6.00%, 11/27/23, Reg S	600,000	617,625
Gazprom OAO via Gaz Capital S.A.
6.00%, 1/23/21, Reg S	570,000	587,641
6.51%, 3/7/22, Reg S	450,000	468,000
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24, Reg S	250,000	230,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2018

Investments	Principal Amount	Value
Sberbank of Russia via SB Capital S.A.
5.50%, 2/26/24, Reg S, (5.50% fixed rate until 2/26/19; 5-year Constant Maturity Treasury Rate + 4.023% thereafter)(a)	$500,000	$502,812
VEON Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	217,000
5.95%, 2/13/23, Reg S	200,000	205,500
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22, Reg S	353,000	345,058

Total Russia		3,703,636

Singapore - 1.3%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24, Reg S(c)	525,000	525,027

South Africa - 1.7%
AngloGold Ashanti Holdings PLC
5.13%, 8/1/22	200,000	201,375
6.50%, 4/15/40	162,000	157,950
Growthpoint Properties International Pty Ltd.
5.87%, 5/2/23(b)	350,000	346,063

Total South Africa		705,388

South Korea - 2.5%
Woori Bank
4.75%, 4/30/24, Reg S	1,000,000	999,787

Thailand - 2.1%
Bangkok Bank PCL
4.45%, 9/19/28(b)	300,000	299,487
PTTEP Treasury Center Co., Ltd.
4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.90% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.65% thereafter)(a)(d)	600,000	574,800

Total Thailand		874,287

Turkey - 3.6%
Turkiye Garanti Bankasi A/S
5.25%, 9/13/22, Reg S	240,000	220,800
5.88%, 3/16/23, Reg S	350,000	322,875
Turkiye Is Bankasi A/S
5.38%, 10/6/21, Reg S	250,000	222,813
5.50%, 4/21/22, Reg S	200,000	174,250
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23(b)	346,000	295,397
Yapi ve Kredi Bankasi A/S
5.75%, 2/24/22, Reg S	250,000	227,812

Total Turkey		1,463,947

United Arab Emirates - 4.7%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26, Reg S	1,000,000	980,000
DP World Crescent Ltd.
3.91%, 5/31/23, Reg S	200,000	197,250
DP World Ltd.
6.85%, 7/2/37, Reg S	100,000	109,625
First Abu Dhabi Bank PJSC
5.25%, 6/17/20, Reg S, (5.25% fixed rate until 6/17/20; 5-year U.S. dollar Swap Rate + 3.35% thereafter)(a)(d)	200,000	199,750
MAF Global Securities Ltd.
4.75%, 5/7/24, Reg S	200,000	199,000
Oztel Holdings SPC Ltd.
5.63%, 10/24/23, Reg S	250,000	244,500

Total United Arab Emirates		1,930,125

Zambia - 0.4%
First Quantum Minerals Ltd.
6.88%, 3/1/26(b)	200,000	172,000

TOTAL FOREIGN CORPORATE BONDS (Cost: $38,514,179)		36,707,845

FOREIGN GOVERNMENT AGENCIES - 0.6%

Indonesia - 0.6%
Lembaga Pembiayaan Ekspor Indonesia 3.88%, 4/6/24, Series EMTN, Reg S (Cost: $251,357)	250,000	237,393

FOREIGN GOVERNMENT OBLIGATIONS - 3.4%

Nigeria - 0.4%
Nigeria Government International Bond
6.50%, 11/28/27, Reg S	200,000	174,250

Saudi Arabia - 1.4%
Saudi Government International Bond
4.00%, 4/17/25(b)	600,000	590,325

Turkey - 1.6%
Turkey Government International Bond
7.25%, 12/23/23	640,000	637,600

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,432,966)		1,402,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(e) (Cost: $429,413)(f)	429,413	$429,413

TOTAL INVESTMENTS IN SECURITIES - 97.4% (Cost: $41,493,259)		39,628,434
Other Assets less Liabilities - 2.6%		1,054,976

NET ASSETS - 100.0%		$40,683,410

(a)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(f)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $416,650 and the total market value of the collateral held by the Fund was $429,413.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	4	3/20/19	$(477,812)	$(1,812)
U.S. Treasury Long Bond	14	3/20/19	(1,958,688)	(10,391)
Ultra 10 Year U.S. Treasury Note	22	3/20/19	(2,783,000)	(13,813)

			$(5,219,500)	$(26,016)

Long Exposure
2 Year U.S. Treasury Note	21	3/29/19	$4,430,672	$2,491
5 Year U.S. Treasury Note	1	3/29/19	112,961	227
U.S. Treasury Ultra Long Term Bond	4	3/20/19	609,625	1,188

			$5,153,258	$3,906

Total - Net			$(66,242)	$(22,110)

†	As of November 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $101,930.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2018

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 0.7%

South Africa - 0.2%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	3,550,000	ZAR	$257,246

Turkey - 0.5%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000	TRY	852,068

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,997,539)			1,109,314

FOREIGN GOVERNMENT OBLIGATIONS - 81.9%

Argentina - 1.3%
Argentine Bonos del Tesoro
18.20%, 10/3/21	49,710,000	ARS	1,046,155
16.00%, 10/17/23	16,428,000	ARS	364,210
15.50%, 10/17/26	37,400,000	ARS	768,855

Total Argentina			2,179,220

Brazil - 13.0%
Brazil Letras do Tesouro Nacional
9.02%, 7/1/20, Series LTN(a)	13,275,000	BRL	3,059,752
10.26%, 7/1/21, Series LTN(a)	5,000,000	BRL	1,051,053
10.82%, 1/1/22, Series LTN(a)	15,915,000	BRL	3,184,035
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	28,293,000	BRL	7,574,435
10.00%, 1/1/23, Series F	11,330,000	BRL	3,017,119
10.00%, 1/1/25, Series F	8,539,000	BRL	2,253,836
10.00%, 1/1/27, Series F	8,105,000	BRL	2,118,157
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	265,907

Total Brazil			22,524,294

Chile - 3.3%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/1/21	850,000,000	CLP	1,283,419
4.50%, 3/1/26	1,790,000,000	CLP	2,685,235
5.00%, 3/1/35	1,200,000,000	CLP	1,833,918

Total Chile			5,802,572

China - 3.3%
China Government Bond
3.09%, 6/29/20, Reg S	6,000,000	CNY	855,191
2.48%, 12/1/20	3,000,000	CNY	421,368
3.25%, 7/4/21	7,000,000	CNH	995,066
2.36%, 8/18/21, Reg S	6,500,000	CNY	902,385
3.10%, 6/29/22	6,500,000	CNY	915,631
3.16%, 6/27/23	9,000,000	CNY	1,264,400
3.48%, 6/29/27, Reg S	2,000,000	CNY	280,334

Total China			5,634,375

Colombia - 3.1%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	712,928
Colombian TES
7.00%, 5/4/22, Series B	1,689,300,000	COP	543,227
10.00%, 7/24/24, Series B	4,524,800,000	COP	1,638,293
6.00%, 4/28/28, Series B	4,593,200,000	COP	1,327,127
7.00%, 6/30/32, Series B	3,635,300,000	COP	1,092,486

Total Colombia			5,314,061

Hungary - 1.9%
Hungary Government Bond
7.50%, 11/12/20, Series 20/A	120,520,000	HUF	478,083
7.00%, 6/24/22, Series 22/A	119,950,000	HUF	495,237
1.75%, 10/26/22, Series 22/B	150,000,000	HUF	523,311
3.00%, 6/26/24, Series 24/B	282,060,000	HUF	1,017,007
3.00%, 10/27/27, Series 27/A	214,870,000	HUF	745,893

Total Hungary			3,259,531

India - 7.0%
India Government Bond
8.27%, 6/9/20	103,000,000	INR	1,499,297
7.80%, 4/11/21	100,000,000	INR	1,450,750
7.68%, 12/15/23	200,000,000	INR	2,887,151
8.40%, 7/28/24	134,000,000	INR	1,999,185
7.59%, 3/20/29	100,000,000	INR	1,425,855
7.88%, 3/19/30	100,000,000	INR	1,450,965
9.20%, 9/30/30	90,920,000	INR	1,449,867

Total India			12,163,070

Indonesia - 10.3%
Indonesia Treasury Bond
8.25%, 7/15/21, Series FR53	17,813,000,000	IDR	1,272,631
7.00%, 5/15/22, Series FR61	17,109,000,000	IDR	1,174,579
8.38%, 3/15/24, Series FR70	35,124,000,000	IDR	2,509,822
8.38%, 9/15/26, Series FR56	41,817,000,000	IDR	3,018,306
9.00%, 3/15/29, Series FR71	29,390,000,000	IDR	2,204,263
8.75%, 5/15/31, Series FR73	46,689,000,000	IDR	3,443,084
8.25%, 6/15/32, Series FR58	44,053,000,000	IDR	3,112,629
8.25%, 5/15/36, Series FR72	8,088,000,000	IDR	568,182
8.75%, 2/15/44, Series FR67	6,890,000,000	IDR	496,847

Total Indonesia			17,800,343

Malaysia - 1.9%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	2,157,000	MYR	519,971
4.16%, 7/15/21, Series 0111	2,088,000	MYR	504,637
3.42%, 8/15/22, Series 0112	1,743,000	MYR	411,113
4.18%, 7/15/24, Series 0114	2,825,000	MYR	680,162
3.90%, 11/16/27, Series 0417	3,000,000	MYR	699,911
4.76%, 4/7/37, Series 0317	1,915,000	MYR	457,156

Total Malaysia			3,272,950

Mexico - 4.2%
Mexican Bonos
5.00%, 12/11/19, Series M	6,534,000	MXN	310,396
8.00%, 6/11/20, Series M	24,305,000	MXN	1,186,810
6.50%, 6/10/21, Series M	12,355,000	MXN	578,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2018

Investments	Principal Amount†		Value
6.50%, 6/9/22, Series M	13,487,000	MXN	$617,277
10.00%, 12/5/24, Series M 20	21,483,000	MXN	1,106,379
7.50%, 6/3/27, Series M 20	14,000,000	MXN	623,209
7.75%, 5/29/31, Series M	16,133,000	MXN	699,605
7.75%, 11/23/34, Series M	11,319,000	MXN	476,604
10.00%, 11/20/36, Series M 30	10,452,000	MXN	533,199
8.50%, 11/18/38, Series M 30	4,854,000	MXN	214,947
7.75%, 11/13/42, Series M	14,142,000	MXN	572,638
8.00%, 11/7/47, Series M	10,000,000	MXN	412,245

Total Mexico			7,331,413

Peru - 3.3%
Peru Government Bond
6.15%, 8/12/32, Reg S(b)	1,000	PEN	300
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	2,261,000	PEN	723,824
5.70%, 8/12/24, Reg S	2,225,000	PEN	684,076
8.20%, 8/12/26, Reg S	2,888,000	PEN	1,003,968
6.95%, 8/12/31, Reg S	5,521,000	PEN	1,770,142
6.90%, 8/12/37, Reg S	4,765,000	PEN	1,502,094

Total Peru			5,684,404

Philippines - 1.9%
Philippine Government International Bond
4.95%, 1/15/21	58,000,000	PHP	1,094,139
3.90%, 11/26/22	39,000,000	PHP	698,060
6.25%, 1/14/36	80,000,000	PHP	1,489,981

Total Philippines			3,282,180

Poland - 6.8%
Republic of Poland Government Bond
1.50%, 4/25/20, Series 0420	1,000,000	PLN	264,325
2.00%, 4/25/21, Series 0421	2,325,000	PLN	618,299
1.75%, 7/25/21, Series 0721	855,000	PLN	225,886
5.75%, 10/25/21, Series 1021	2,360,000	PLN	691,457
2.25%, 4/25/22, Series 0422	4,979,000	PLN	1,324,747
5.75%, 9/23/22, Series 0922	2,928,000	PLN	874,870
2.50%, 1/25/23, Series 0123	5,000,000	PLN	1,334,556
4.00%, 10/25/23, Series 1023	7,301,000	PLN	2,072,283
3.25%, 7/25/25, Series 0725	2,670,000	PLN	728,579
2.50%, 7/25/26, Series 0726	7,595,000	PLN	1,957,560
2.50%, 7/25/27, Series 0727	6,535,000	PLN	1,665,904

Total Poland			11,758,466

Romania - 1.9%
Romania Government Bond
5.75%, 4/29/20, Series 7Y	1,930,000	RON	485,560
3.25%, 3/22/21, Series 5Y	1,930,000	RON	465,775
5.95%, 6/11/21, Series 10Y	2,020,000	RON	516,377
5.85%, 4/26/23, Series 10Y	1,220,000	RON	315,632
4.75%, 2/24/25, Series 10Y	3,295,000	RON	811,919
5.80%, 7/26/27, Series 15Y	2,880,000	RON	751,685

Total Romania			3,346,948

Russia - 6.7%
Russian Federal Bond - OFZ
7.50%, 8/18/21, Series 6217	173,445,000	RUB	2,560,466
7.00%, 1/25/23, Series 6211	108,054,000	RUB	1,550,061
7.00%, 8/16/23, Series 6215	154,105,000	RUB	2,197,405
7.75%, 9/16/26, Series 6219	128,000,000	RUB	1,836,306
7.05%, 1/19/28, Series 6212	119,885,000	RUB	1,624,636
8.50%, 9/17/31, Series 6218	64,595,000	RUB	958,045
7.70%, 3/23/33, Series 6221	65,975,000	RUB	913,490

Total Russia			11,640,409

South Africa - 4.6%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	13,232,000	ZAR	1,036,708
7.00%, 2/28/31, Series R213	19,327,000	ZAR	1,148,156
6.25%, 3/31/36, Series R209	22,601,600	ZAR	1,167,906
9.00%, 1/31/40, Series 2040	33,000,000	ZAR	2,201,633
8.75%, 1/31/44, Series 2044	5,000,000	ZAR	323,246
8.75%, 2/28/48, Series 2048	33,120,000	ZAR	2,138,932

Total South Africa			8,016,581

Thailand - 4.7%
Thailand Government Bond
3.63%, 6/16/23	6,784,000	THB	218,461
3.85%, 12/12/25	57,480,000	THB	1,898,704
2.13%, 12/17/26	36,000,000	THB	1,058,339
4.88%, 6/22/29	37,602,000	THB	1,353,172
3.65%, 6/20/31	55,000,000	THB	1,781,525
3.40%, 6/17/36	58,800,000	THB	1,846,707

Total Thailand			8,156,908

Turkey - 2.7%
Turkey Government Bond
9.40%, 7/8/20	12,400,000	TRY	2,057,474
11.00%, 3/2/22	7,000,000	TRY	1,119,472
8.00%, 3/12/25	5,067,000	TRY	642,189
11.00%, 2/24/27	5,955,000	TRY	867,836

Total Turkey			4,686,971

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $173,114,250)			141,854,696

SUPRANATIONAL BONDS - 5.9%
European Bank for Reconstruction & Development
6.45%, 12/13/22	37,910,000,000	IDR	2,488,762
European Investment Bank
7.63%, 1/12/22	40,000,000	MXN	1,888,512
8.38%, 7/29/22, Reg S	7,235,000	ZAR	527,145
8.13%, 12/21/26	24,740,000	ZAR	1,746,595
8.00%, 5/5/27, Reg S	14,000,000	ZAR	969,689
International Bank for Reconstruction & Development
8.25%, 12/21/26	14,000,000	ZAR	988,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2018

Investments	Principal Amount†		Value
International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	$1,597,334

TOTAL SUPRANATIONAL BONDS (Cost: $11,132,862)			10,206,379

REPURCHASE AGREEMENT - 8.1%

United States - 8.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $14,012,674 (fully collateralized by U.S. Treasury Bond, 2.75% due 11/15/47; Market value - $14,290,200) (Cost: $14,010,000)	14,010,000		14,010,000

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $200,254,651)			167,180,389
Other Assets less Liabilities - 3.4%			5,971,663

NET ASSETS - 100.0%			$173,152,052

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2018.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/19/2018	105,000,000	INR	1,425,662	USD	$79,067	$—
Bank of America N.A.	12/19/2018	35,365,200	MXN	1,805,173	USD	—	(70,980)
Bank of America N.A.	12/19/2018	34,910,200	THB	1,068,351	USD	—	(6,143)
Bank of America N.A.	12/19/2018	10,000,000	THB	307,787	USD	—	(3,518)
Bank of America N.A.	12/19/2018	2,808,000	TRY	408,954	USD	121,052	—
HSBC Holdings PLC	12/19/2018	29,924,400	MXN	1,527,961	USD	—	(60,567)
HSBC Holdings PLC	12/19/2018	29,539,400	THB	903,522	USD	—	(4,730)
HSBC Holdings PLC	12/19/2018	2,376,000	TRY	346,927	USD	101,539	—
JP Morgan Chase Bank N.A.	12/19/2018	20,000,000	INR	276,106	USD	10,509	—
JP Morgan Chase Bank N.A.	12/19/2018	2,125,227	USD	32,703,000,000	IDR	—	(159,033)
JP Morgan Chase Bank N.A.	12/19/2018	1,408,054	USD	105,000,000	INR	—	(96,675)
JP Morgan Chase Bank N.A.	12/19/2018	612,235	USD	20,000,000	THB	3,697	—
Morgan Stanley & Co. International	12/19/2018	35,365,200	MXN	1,805,027	USD	—	(70,834)
Morgan Stanley & Co. International	12/19/2018	34,910,200	THB	1,067,753	USD	—	(5,545)
Morgan Stanley & Co. International	12/19/2018	2,808,000	TRY	409,209	USD	120,797	—
State Street Bank and Trust	12/3/2018	11,269	USD	47,217	MYR	—	(14)
State Street Bank and Trust	12/19/2018	32,703,000,000	IDR	2,129,518	USD	154,743	—
State Street Bank and Trust	12/19/2018	36,000,000	MXN	1,882,725	USD	—	(117,404)
UBS AG	12/19/2018	35,365,200	MXN	1,804,917	USD	—	(70,723)
UBS AG	12/19/2018	12,000,000	MXN	628,043	USD	—	(39,602)
UBS AG	12/19/2018	34,910,200	THB	1,067,786	USD	—	(5,577)
UBS AG	12/19/2018	2,808,000	TRY	408,938	USD	121,067	—
UBS AG	12/19/2018	7,000,000	TRY	1,057,158	USD	264,080	—
UBS AG	12/19/2018	1,938,552	USD	37,000,000	MXN	124,194	—

						$1,100,745	$(711,345)

CURRENCY LEGEND

ARS	Argentine peso
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2018

HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian Nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Notes - 99.8%
U.S. Treasury Floating Rate Notes
2.38%, 1/31/20, (3-month U.S. Treasury Bill Money Market Yield)*	$204,720,000	$204,799,612
2.42%, 4/30/20, (3-month U.S. Treasury Bill Money Market Yield + 0.033%)*	222,932,000	223,046,458
2.43%, 7/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.043%)*	236,557,000	236,693,070
2.43%, 10/31/20, (3-month U.S. Treasury Bill Money Market Yield + 0.045%)*	167,965,000	167,983,474

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $832,303,970)		832,522,614
Other Assets less Liabilities - 0.2%		1,755,170

NET ASSETS - 100.0%		$834,277,784

*	Floating rate note. Coupon shown is in effect at November 30, 2018. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 84.2%

United States - 84.2%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$322,000	$315,560
99 Cents Only Stores LLC
13.00%, 4/14/22, (11.00% Cash + 2.00% PIK)(a)	50,502	43,684
Abe Investment Holdings, Inc.
7.00%, 10/15/20(a)	170,000	168,725
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	27,000	26,595
5.63%, 2/15/23	511,000	505,037
ACE Cash Express, Inc.
12.00%, 12/15/22(a)	220,000	217,800
Acosta, Inc.
7.75%, 10/1/22(a)	436,000	119,900
Actuant Corp.
5.63%, 6/15/22	321,000	323,006
ADT Security Corp. (The)
6.25%, 10/15/21	733,000	761,404
3.50%, 7/15/22	505,000	474,700
4.13%, 6/15/23	480,000	448,800
Advanced Micro Devices, Inc.
7.50%, 8/15/22	287,000	313,548
AES Corp.
4.88%, 5/15/23	930,000	926,512
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	287,000	258,300
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)	197,000	164,495
AK Steel Corp.
7.63%, 10/1/21(b)	365,000	350,400
7.50%, 7/15/23	210,000	212,625
Aleris International, Inc.
10.75%, 7/15/23(a)	204,000	212,670
Allegheny Technologies, Inc.
5.95%, 1/15/21	370,000	369,075
7.88%, 8/15/23	330,000	345,262
Allegiant Travel Co.
5.50%, 7/15/19	150,000	150,750
Alliant Holdings Intermediate LLC
8.25%, 8/1/23(a)	340,000	347,439
Ally Financial, Inc.
8.00%, 12/31/18	226,000	226,791
3.50%, 1/27/19	371,000	370,421
3.75%, 11/18/19	518,000	518,777
8.00%, 3/15/20	805,000	846,932
7.50%, 9/15/20	600,000	633,564
4.25%, 4/15/21	546,000	543,270
4.13%, 2/13/22	320,000	316,400
4.63%, 5/19/22	200,000	200,500
AMC Entertainment Holdings, Inc.
5.88%, 2/15/22(b)	337,000	338,264
AMC Networks, Inc.
4.75%, 12/15/22	370,000	365,837
American Airlines Group, Inc.
5.50%, 10/1/19(a)	361,000	365,061
4.63%, 3/1/20(a)	438,000	439,095
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	377,000	377,942
American Midstream Partners L.P.
9.50%, 12/15/21(a)	250,000	243,125
Amkor Technology, Inc.
6.38%, 10/1/22	251,000	252,877
Amsted Industries, Inc.
5.00%, 3/15/22(a)	452,000	446,350
Anixter, Inc.
5.13%, 10/1/21	421,000	425,736
5.50%, 3/1/23	190,000	191,425
Antero Resources Corp.
5.38%, 11/1/21	527,000	526,341
5.13%, 12/1/22	580,000	569,850
5.63%, 6/1/23	395,000	393,025
Apex Tool Group LLC
9.00%, 2/15/23(a)(b)	215,000	186,513
APX Group, Inc.
8.75%, 12/1/20(b)	570,000	547,200
7.88%, 12/1/22	473,000	463,244
7.63%, 9/1/23(b)	225,000	183,938
Archrock Partners L.P.
6.00%, 4/1/21	316,000	311,260
6.00%, 10/1/22	68,000	66,640
Arconic, Inc.
6.15%, 8/15/20	491,000	507,537
5.40%, 4/15/21	772,000	785,703
5.87%, 2/23/22	538,000	549,567
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	135,000	127,238
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	539,000	572,687
Ashland LLC
4.75%, 8/15/22	620,000	617,675
Avanos Medical, Inc.
6.25%, 10/15/22	300,000	305,250
Avis Budget Car Rental LLC
5.50%, 4/1/23(b)	411,000	406,890
B&G Foods, Inc.
4.63%, 6/1/21	482,000	475,372
Ball Corp.
4.38%, 12/15/20	566,000	571,094
5.00%, 3/15/22	541,000	554,525
Bausch Health Cos., Inc.
5.63%, 12/1/21(a)	465,000	466,162
6.50%, 3/15/22(a)	746,000	771,021
5.50%, 3/1/23(a)	510,000	494,700
5.88%, 5/15/23(a)	1,990,000	1,945,225
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	350,000	371,875
Beazer Homes USA, Inc.
8.75%, 3/15/22	350,000	356,405
Berry Global, Inc.
5.50%, 5/15/22	210,000	210,788
6.00%, 10/15/22	210,000	213,150
5.13%, 7/15/23	365,000	362,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	$215,000	$153,725
Blackstone CQP Holdco L.P.
6.00%, 8/18/21(a)	200,000	200,731
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	524,000	521,380
Boyd Gaming Corp.
6.88%, 5/15/23	395,000	410,800
Brinker International, Inc.
3.88%, 5/15/23	200,000	187,000
Bristow Group, Inc.
6.25%, 10/15/22	230,000	117,013
8.75%, 3/1/23(a)(b)	239,000	200,163
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	295,000	275,456
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	258,000	223,908
C&S Group Enterprises LLC
5.38%, 7/15/22(a)(b)	266,000	259,350
Cable One, Inc.
5.75%, 6/15/22(a)	220,000	223,025
Cablevision Systems Corp.
8.00%, 4/15/20	245,000	255,413
5.88%, 9/15/22	415,000	416,037
California Resources Corp.
8.00%, 12/15/22(a)(b)	1,195,000	921,644
Calpine Corp.
6.00%, 1/15/22(a)	622,000	625,110
5.38%, 1/15/23	690,000	655,500
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21(b)	581,000	523,626
7.63%, 1/15/22	263,000	235,385
7.75%, 4/15/23	160,000	140,400
Cardtronics, Inc.
5.13%, 8/1/22	131,000	134,413
Carpenter Technology Corp.
5.20%, 7/15/21	250,000	254,494
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(b)	359,000	343,742
CCO Holdings LLC
5.25%, 3/15/21	200,000	200,375
5.25%, 9/30/22	715,000	719,022
5.13%, 2/15/23	523,000	520,385
4.00%, 3/1/23(a)	265,000	252,996
5.13%, 5/1/23(a)	616,000	613,690
5.75%, 9/1/23	260,000	261,950
CDW LLC
5.00%, 9/1/23	285,000	286,069
CEC Entertainment, Inc.
8.00%, 2/15/22	127,000	114,935
Centene Corp.
5.63%, 2/15/21	453,000	460,112
4.75%, 5/15/22	916,000	922,870
Century Aluminum Co.
7.50%, 6/1/21(a)	260,000	261,300
Century Communities, Inc.
6.88%, 5/15/22	402,000	404,814
CenturyLink, Inc.
6.15%, 9/15/19, Series Q	90,000	91,238
5.63%, 4/1/20, Series V	889,000	899,001
6.45%, 6/15/21, Series S	627,000	643,459
5.80%, 3/15/22, Series T	1,032,000	1,030,710
CF Industries, Inc.
7.13%, 5/1/20	368,000	383,180
3.45%, 6/1/23	460,000	431,250
CGG Holding US, Inc.
9.00%, 5/1/23(a)	200,000	199,500
Chaparral Energy, Inc.
8.75%, 7/15/23(a)	145,000	137,750
Chemours Co. (The)
6.63%, 5/15/23	500,000	508,750
Chesapeake Energy Corp.
6.63%, 8/15/20	244,000	245,525
6.13%, 2/15/21	299,000	295,263
5.38%, 6/15/21	145,000	139,200
4.88%, 4/15/22	400,000	374,000
5.75%, 3/15/23(b)	183,000	171,105
Choice Hotels International, Inc.
5.75%, 7/1/22	356,000	370,685
Cinemark USA, Inc.
4.88%, 6/1/23	625,000	610,937
CIT Group, Inc.
5.38%, 5/15/20	260,650	268,535
5.00%, 8/15/22	815,000	820,118
5.00%, 8/1/23	420,000	422,100
CITGO Holding, Inc.
10.75%, 2/15/20(a)	1,153,000	1,193,355
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	375,000	373,594
Clean Harbors, Inc.
5.13%, 6/1/21	519,000	521,263
Clear Channel International B.V.
8.75%, 12/15/20(a)	210,000	215,775
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A(b)	285,000	285,713
7.63%, 3/15/20, Series B	863,000	865,157
6.50%, 11/15/22, Series A	361,000	366,191
6.50%, 11/15/22, Series B	1,170,000	1,193,751
Clearwater Paper Corp.
4.50%, 2/1/23(b)	255,000	232,050
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)	235,000	233,238
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	208,000	129,480
CNO Financial Group, Inc.
4.50%, 5/30/20(b)	325,000	325,000
CNX Resources Corp.
5.88%, 4/15/22	649,000	636,831
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	370,000	372,312
Commercial Metals Co.
4.88%, 5/15/23	215,000	206,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
CommScope, Inc.
5.00%, 6/15/21(a)	$376,000	$374,214
Community Health Systems, Inc.
5.13%, 8/1/21(b)	533,000	507,349
6.88%, 2/1/22	1,383,000	691,777
6.25%, 3/31/23	1,705,000	1,587,781
11.00%, 6/30/23(a)(b)(c)	975,000	794,625
Consolidated Communications, Inc.
6.50%, 10/1/22	148,000	138,750
Continental Resources, Inc.
5.00%, 9/15/22	672,000	672,550
4.50%, 4/15/23	945,000	924,766
CoreCivic, Inc.
5.00%, 10/15/22	234,000	224,055
4.63%, 5/1/23	415,000	385,950
CPG Merger Sub LLC
8.00%, 10/1/21(a)	322,000	320,390
Credit Acceptance Corp.
6.13%, 2/15/21	238,000	238,893
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	479,000	477,802
Crown Americas LLC
4.50%, 1/15/23	550,000	542,575
CSC Holdings LLC
8.63%, 2/15/19	260,000	262,925
6.75%, 11/15/21	491,000	515,550
5.13%, 12/15/21(a)	370,000	369,537
10.13%, 1/15/23(a)	1,095,000	1,188,184
CSI Compressco L.P.
7.25%, 8/15/22	160,000	147,600
CVR Partners L.P.
9.25%, 6/15/23(a)	350,000	368,917
CVR Refining LLC
6.50%, 11/1/22	275,000	273,625
Darling Ingredients, Inc.
5.38%, 1/15/22	231,000	231,578
David’s Bridal, Inc.
7.75%, 10/15/20(a)(d)	145,000	58,725
DaVita, Inc.
5.75%, 8/15/22	846,000	859,747
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	429,000	434,362
4.75%, 9/30/21(a)	284,000	284,000
4.95%, 4/1/22	550,000	550,000
3.88%, 3/15/23	250,000	240,625
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	410,000	346,450
Dean Foods Co.
6.50%, 3/15/23(a)(b)	375,000	330,000
Dell International LLC
5.88%, 6/15/21(a)	927,000	942,234
Dell, Inc.
5.88%, 6/15/19(b)	325,000	328,656
4.63%, 4/1/21(b)	356,000	354,407
Denbury Resources, Inc.
9.00%, 5/15/21(a)	457,000	460,427
9.25%, 3/31/22(a)	260,000	260,650
5.50%, 5/1/22(b)	238,000	183,331
4.63%, 7/15/23	175,000	124,250
DISH DBS Corp.
7.88%, 9/1/19	752,000	773,620
5.13%, 5/1/20	725,000	725,906
6.75%, 6/1/21	1,035,000	1,054,406
5.88%, 7/15/22	1,055,000	1,010,162
5.00%, 3/15/23	915,000	804,056
DJO Finance LLC
10.75%, 4/15/20	158,000	158,593
8.13%, 6/15/21(a)	733,000	762,320
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	130,000	131,950
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)(b)	50,000	50,750
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	40,000	40,400
4.63%, 12/1/22	250,000	254,880
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	297,941	310,603
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	323,000	323,404
Eclipse Resources Corp.
8.88%, 7/15/23	325,000	318,500
Edgewell Personal Care Co.
4.70%, 5/19/21	210,000	208,163
4.70%, 5/24/22	400,000	391,500
Elanco Animal Health, Inc.
3.91%, 8/27/21(a)	301,000	300,950
4.27%, 8/28/23(a)	515,000	511,644
Eldorado Resorts, Inc.
7.00%, 8/1/23	185,000	193,788
EMC Corp.
2.65%, 6/1/20	1,137,000	1,107,472
3.38%, 6/1/23	570,000	515,752
Encompass Health Corp.
5.13%, 3/15/23	151,000	151,566
Endo Finance LLC
5.75%, 1/15/22(a)	397,000	355,315
7.25%, 1/15/22(a)	215,000	202,100
5.38%, 1/15/23(a)	411,000	340,102
6.00%, 7/15/23(a)	985,000	822,613
Energen Corp.
4.63%, 9/1/21	386,000	387,930
Energy Transfer L.P.
7.50%, 10/15/20	719,000	760,342
4.25%, 3/15/23	300,000	293,625
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	200,000	218,500
EnerSys
5.00%, 4/30/23(a)	265,000	259,700
EnLink Midstream Partners L.P.
2.70%, 4/1/19	260,000	258,058
Enviva Partners L.P.
8.50%, 11/1/21	185,000	191,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
EP Energy LLC
6.38%, 6/15/23	$222,000	$99,900
Equinix, Inc.
5.38%, 1/1/22	478,000	485,619
5.38%, 4/1/23	548,000	554,850
Exela Intermediate LLC
10.00%, 7/15/23(a)	575,000	582,906
Ferrellgas L.P.
6.50%, 5/1/21(b)	275,000	235,813
6.75%, 1/15/22(b)	400,000	341,000
6.75%, 6/15/23(b)	255,000	215,475
Ferroglobe PLC
9.38%, 3/1/22(a)	244,000	217,465
First Data Corp.
5.38%, 8/15/23(a)	600,000	605,250
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	309,000	303,979
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	145,000	119,988
Foresight Energy LLC
11.50%, 4/1/23(a)	245,000	213,150
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	380,000	387,581
Forum Energy Technologies, Inc.
6.25%, 10/1/21	250,000	242,500
Freeport-McMoRan, Inc.
3.10%, 3/15/20	585,000	577,687
4.00%, 11/14/21	419,000	409,572
3.55%, 3/1/22	1,200,000	1,144,500
6.88%, 2/15/23	370,000	386,650
3.88%, 3/15/23	925,000	863,719
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	417,000	310,582
Frontier Communications Corp.
7.13%, 3/15/19(b)	215,000	215,538
8.75%, 4/15/22(b)	275,000	202,813
10.50%, 9/15/22	1,192,000	959,560
7.13%, 1/15/23	455,000	295,750
FS Energy & Power Fund
7.50%, 8/15/23(a)	275,000	270,188
FTS International, Inc.
6.25%, 5/1/22	200,000	188,250
GameStop Corp.
6.75%, 3/15/21(a)(b)	350,000	354,375
Gates Global LLC
6.00%, 7/15/22(a)	308,000	307,615
GCI LLC
6.75%, 6/1/21	223,000	223,279
Genesis Energy L.P.
6.75%, 8/1/22	400,500	399,499
6.00%, 5/15/23	200,000	189,250
Genworth Holdings, Inc.
7.70%, 6/15/20	290,000	296,525
7.20%, 2/15/21	257,000	260,534
7.63%, 9/24/21	470,000	477,050
4.90%, 8/15/23	216,000	187,380
GEO Group, Inc. (The)
5.88%, 1/15/22	275,000	270,740
5.13%, 4/1/23	244,000	221,125
Global Partners L.P.
6.25%, 7/15/22	373,000	369,382
Gogo Intermediate Holdings LLC
12.50%, 7/1/22(a)(b)	363,000	396,124
Graphic Packaging International LLC
4.75%, 4/15/21	252,000	252,315
4.88%, 11/15/22	135,000	133,988
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	210,000	215,292
Great Western Petroleum LLC
9.00%, 9/30/21(a)	155,000	143,375
Greif, Inc.
7.75%, 8/1/19	260,000	267,475
Griffon Corp.
5.25%, 3/1/22	592,000	555,000
Group 1 Automotive, Inc.
5.00%, 6/1/22	291,000	284,816
Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/21(a)	325,000	311,188
Gulfport Energy Corp.
6.63%, 5/1/23	18,000	17,550
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	82,000	81,180
9.25%, 3/1/21(a)(b)	488,000	452,620
8.38%, 8/15/22(a)	459,000	426,870
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	218,000	218,000
HCA Healthcare, Inc.
6.25%, 2/15/21	642,000	664,470
HCA, Inc.
4.25%, 10/15/19	300,000	301,313
6.50%, 2/15/20	1,341,000	1,381,230
7.50%, 2/15/22	1,240,000	1,342,300
5.88%, 3/15/22	737,000	767,770
4.75%, 5/1/23	697,000	698,742
5.88%, 5/1/23	620,000	643,250
Hecla Mining Co.
6.88%, 5/1/21	247,000	246,537
Herc Rentals, Inc.
7.50%, 6/1/22(a)	383,000	403,107
Hertz Corp. (The)
5.88%, 10/15/20	370,000	365,930
7.38%, 1/15/21	264,000	262,086
7.63%, 6/1/22(a)	655,000	645,175
6.25%, 10/15/22(b)	261,000	230,333
Hexion Nova Scotia Finance ULC
9.00%, 11/15/20	326,000	156,480
Hexion, Inc.
6.63%, 4/15/20	948,000	786,840
10.00%, 4/15/20	170,000	147,050
10.38%, 2/1/22(a)	378,000	316,575
HighPoint Operating Corp.
7.00%, 10/15/22(b)	170,000	160,650
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(a)	225,000	230,344
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	180,000	154,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Horizon Pharma USA, Inc.
6.63%, 5/1/23	$303,000	$302,243
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	256,000	171,520
5.00%, 3/1/21(b)	238,000	142,800
Hot Topic, Inc.
9.25%, 6/15/21(a)	179,000	179,000
Hughes Satellite Systems Corp.
6.50%, 6/15/19	680,000	690,625
7.63%, 6/15/21	722,000	756,981
Huntsman International LLC
4.88%, 11/15/20	318,000	322,372
5.13%, 11/15/22	330,000	337,181
Icahn Enterprises L.P.
6.00%, 8/1/20	1,075,000	1,084,406
5.88%, 2/1/22	888,000	894,376
6.25%, 2/1/22	330,000	336,187
Immucor, Inc.
11.13%, 2/15/22(a)(b)	198,000	202,950
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	391,000	391,977
Infor U.S., Inc.
5.75%, 8/15/20(a)	200,000	201,744
6.50%, 5/15/22	955,000	953,806
Informatica LLC
7.13%, 7/15/23(a)	315,000	317,363
Ingles Markets, Inc.
5.75%, 6/15/23	345,000	344,137
Ingram Micro, Inc.
5.00%, 8/10/22	25,000	24,583
International Game Technology PLC
6.25%, 2/15/22(a)	1,052,000	1,088,820
Intrepid Aviation Group Holdings LLC
8.50%, 8/15/21(a)(b)	250,000	251,250
INVISTA Finance LLC
4.25%, 10/15/19(a)	370,000	370,777
IQVIA, Inc.
4.88%, 5/15/23(a)	614,000	614,767
Iridium Communications, Inc.
10.25%, 4/15/23(a)	180,000	195,300
Iron Mountain, Inc.
4.38%, 6/1/21(a)	272,000	269,960
6.00%, 8/15/23	430,000	439,675
iStar, Inc.
5.00%, 7/1/19	143,000	143,286
6.50%, 7/1/21	226,000	227,695
6.00%, 4/1/22	300,000	296,715
5.25%, 9/15/22	145,000	138,838
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	210,000	215,775
10.25%, 11/15/22(a)	145,000	156,963
Jaguar Holding Co. II
6.38%, 8/1/23(a)	615,000	611,156
JC Penney Corp., Inc.
5.88%, 7/1/23(a)	255,000	212,288
Jefferies Finance LLC
7.38%, 4/1/20(a)	506,000	509,795
7.50%, 4/15/21(a)	470,000	473,525
Jones Energy Holdings LLC
6.75%, 4/1/22	235,000	86,950
9.25%, 3/15/23(a)	255,000	241,931
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	507,000	541,222
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)(b)	270,000	251,100
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	230,000	213,900
KB Home
4.75%, 5/15/19	324,000	324,810
8.00%, 3/15/20	252,000	263,655
7.00%, 12/15/21	324,000	335,745
7.50%, 9/15/22	200,000	209,000
7.63%, 5/15/23	120,000	125,400
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)	244,000	237,900
KGA Escrow LLC
7.50%, 8/15/23(a)	245,000	248,981
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	425,000	432,969
12.50%, 11/1/21(a)	224,000	240,800
L Brands, Inc.
6.63%, 4/1/21	515,000	540,750
5.63%, 2/15/22	505,000	517,625
5.63%, 10/15/23	285,000	288,206
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	459,000	455,557
Lamar Media Corp.
5.00%, 5/1/23	390,000	390,975
Laredo Petroleum, Inc.
5.63%, 1/15/22	497,000	470,907
Leidos Holdings, Inc.
4.45%, 12/1/20	338,000	340,535
Lennar Corp.
4.13%, 12/1/18	50,000	50,000
4.50%, 6/15/19	907,000	911,535
6.63%, 5/1/20	250,000	259,375
8.38%, 1/15/21	55,000	59,469
4.75%, 4/1/21	210,000	211,575
6.25%, 12/15/21	286,000	296,368
4.13%, 1/15/22	302,000	295,205
4.75%, 11/15/22	312,000	310,955
Level 3 Financing, Inc.
5.38%, 8/15/22	1,000,000	1,000,000
5.13%, 5/1/23	480,000	476,400
Level 3 Parent LLC
5.75%, 12/1/22	488,000	489,220
Lexmark International, Inc.
7.13%, 3/15/20	180,000	158,400
LifePoint Health, Inc.
5.50%, 12/1/21	625,000	631,406
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	322,000	324,817
LKQ Corp.
4.75%, 5/15/23	245,000	234,588
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	130,000	132,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
LSB Industries, Inc.
9.63%, 5/1/23(a)(b)	$204,000	$209,610
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	400,000	413,000
M/I Homes, Inc.
6.75%, 1/15/21	324,000	324,405
Mack-Cali Realty L.P.
3.15%, 5/15/23	300,000	264,813
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	497,000	493,024
5.75%, 8/1/22(a)(b)	398,000	363,772
4.75%, 4/15/23(b)	392,000	317,520
5.63%, 10/15/23(a)(b)	520,000	447,200
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	315,000	340,200
Martin Midstream Partners L.P.
7.25%, 2/15/21	183,000	179,340
Masonite International Corp.
5.63%, 3/15/23(a)	320,000	320,400
MasTec, Inc.
4.88%, 3/15/23	250,000	243,438
Mattel, Inc.
4.35%, 10/1/20(b)	400,000	395,000
3.15%, 3/15/23	200,000	171,000
MDC Holdings, Inc.
5.63%, 2/1/20(b)	186,000	188,790
Meritage Homes Corp.
7.15%, 4/15/20	389,000	401,764
7.00%, 4/1/22	319,000	330,564
MGIC Investment Corp.
5.75%, 8/15/23	260,000	265,525
MGM Resorts International
6.75%, 10/1/20	856,000	894,092
6.63%, 12/15/21	1,076,000	1,129,800
7.75%, 3/15/22	598,000	644,345
6.00%, 3/15/23	650,000	662,187
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	182,000	161,980
Midcontinent Communications
6.88%, 8/15/23(a)	342,000	355,680
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	220,000	223,137
Molina Healthcare, Inc.
5.38%, 11/15/22	486,000	487,093
Momentive Performance Materials, Inc.
3.88%, 10/24/21	527,000	566,525
Monitronics International, Inc.
9.13%, 4/1/20(b)	305,000	193,675
Moog, Inc.
5.25%, 12/1/22(a)	231,000	231,578
Murphy Oil Corp.
4.00%, 6/1/22	287,000	274,032
4.45%, 12/1/22	348,000	334,979
Murphy Oil USA, Inc.
6.00%, 8/15/23	320,000	325,200
Murray Energy Corp.
11.25%, 4/15/21(a)(b)	150,000	96,750
Nabors Industries, Inc.
5.00%, 9/15/20	470,000	467,548
5.50%, 1/15/23(b)	659,000	583,017
5.10%, 9/15/23	185,000	156,336
National CineMedia LLC
6.00%, 4/15/22	216,000	217,890
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	490,000	496,125
Nationstar Mortgage LLC
6.50%, 7/1/21	485,000	485,606
Natural Resource Partners L.P.
10.50%, 3/15/22	300,000	314,250
Navient Corp.
5.50%, 1/15/19	496,000	496,372
8.00%, 3/25/20	1,135,000	1,174,725
5.00%, 10/26/20	400,000	397,000
5.88%, 3/25/21	406,000	404,274
6.63%, 7/26/21	656,000	664,200
7.25%, 1/25/22	410,000	419,737
6.50%, 6/15/22	497,000	499,485
5.50%, 1/25/23	686,000	649,127
7.25%, 9/25/23	285,000	287,494
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	372,000	293,880
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	445,000	298,150
NCL Corp., Ltd.
4.75%, 12/15/21(a)	304,000	305,520
NCR Corp.
4.63%, 2/15/21	285,000	281,438
5.88%, 12/15/21	217,000	214,559
5.00%, 7/15/22	433,000	413,515
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	548,000	271,260
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	334,062	168,701
Neovia Logistics Services LLC
8.88%, 8/1/20(a)	225,000	195,750
Netflix, Inc.
5.38%, 2/1/21	291,000	298,275
5.50%, 2/15/22	426,000	436,650
New Home Co., Inc. (The)
7.25%, 4/1/22	289,000	281,775
Newfield Exploration Co.
5.75%, 1/30/22	745,000	762,694
Nexstar Broadcasting, Inc.
6.13%, 2/15/22(a)	151,000	153,265
5.88%, 11/15/22	351,000	355,387
NGL Energy Partners L.P.
5.13%, 7/15/19	212,000	212,265
NGPL PipeCo LLC
4.38%, 8/15/22(a)	463,000	457,791
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	648,000	651,849
Nielsen Finance LLC
5.00%, 4/15/22(a)	1,322,000	1,296,089
Northwest Acquisitions ULC
7.13%, 11/1/22(a)	305,000	302,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	$145,000	$112,375
Nuance Communications, Inc.
5.38%, 8/15/20(a)	242,000	242,605
NuStar Logistics L.P.
4.80%, 9/1/20	462,000	456,031
6.75%, 2/1/21	150,000	154,875
4.75%, 2/1/22	125,000	120,313
Oasis Petroleum, Inc.
6.88%, 3/15/22	426,000	422,272
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	220,000	213,400
OI European Group B.V.
4.00%, 3/15/23(a)	155,000	145,313
Omnimax International, Inc.
12.00%, 8/15/20(a)	134,000	138,858
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	714,000	690,795
Outfront Media Capital LLC
5.25%, 2/15/22	279,000	279,900
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	245,000	244,694
5.88%, 8/15/23(a)	395,000	396,481
Pacific Drilling S.A.
8.38%, 10/1/23	425,000	419,687
Park Aerospace Holdings Ltd.
3.63%, 3/15/21(a)	242,000	236,555
5.25%, 8/15/22(a)	1,086,000	1,090,072
4.50%, 3/15/23(a)	480,000	468,000
Parker Drilling Co.
6.75%, 7/15/22(b)	188,000	108,100
Party City Holdings, Inc.
6.13%, 8/15/23(a)(b)	175,000	176,313
PBF Logistics L.P.
6.88%, 5/15/23	300,000	301,500
Peabody Energy Corp.
6.00%, 3/31/22(a)	296,000	293,595
Penske Automotive Group, Inc.
5.75%, 10/1/22	507,000	512,070
PetSmart, Inc.
7.13%, 3/15/23(a)	1,090,000	735,750
PF Chang’s China Bistro, Inc.
10.25%, 6/30/20(a)(b)	205,000	194,750
PH Glatfelter Co.
5.38%, 10/15/20	140,000	139,475
PHI, Inc.
5.25%, 3/15/19(b)	100,000	83,500
Pioneer Energy Services Corp.
6.13%, 3/15/22	150,000	120,375
Pioneer Holdings LLC
9.00%, 11/1/22(a)	135,000	138,038
Pitney Bowes, Inc.
3.88%, 9/15/20	165,000	162,525
3.88%, 10/1/21	325,000	312,406
4.38%, 5/15/22(b)	210,000	196,455
4.70%, 4/1/23	238,000	220,745
Plantronics, Inc.
5.50%, 5/31/23(a)	275,000	266,750
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	812,000	830,270
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	710,000	709,112
PolyOne Corp.
5.25%, 3/15/23	450,000	451,125
PQ Corp.
6.75%, 11/15/22(a)	330,000	344,025
Prestige Brands, Inc.
5.38%, 12/15/21(a)	473,000	470,044
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	1,470,000	1,561,875
PulteGroup, Inc.
4.25%, 3/1/21	559,000	561,096
Pyxus International, Inc.
8.50%, 4/15/21(a)	158,000	156,815
9.88%, 7/15/21(b)	327,000	277,950
QEP Resources, Inc.
5.38%, 10/1/22	732,000	731,085
Quorum Health Corp.
11.63%, 4/15/23(b)	195,000	192,075
QVC, Inc.
5.13%, 7/2/22	260,000	263,532
4.38%, 3/15/23	579,000	562,515
Qwest Corp.
6.75%, 12/1/21	590,000	616,284
Radiate Holdco LLC
6.88%, 2/15/23(a)	145,000	136,300
Range Resources Corp.
5.75%, 6/1/21	518,000	518,647
5.88%, 7/1/22	170,000	168,513
5.00%, 8/15/22	200,000	190,250
5.00%, 3/15/23	400,000	378,250
Realogy Group LLC
4.50%, 4/15/19(a)	275,000	275,344
5.25%, 12/1/21(a)	370,000	360,750
4.88%, 6/1/23(a)(b)	414,000	374,152
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	465,000	486,795
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	155,000	154,225
Resolute Energy Corp.
8.50%, 5/1/20	275,000	277,544
Resolute Forest Products, Inc.
5.88%, 5/15/23	315,000	316,575
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	253,000	206,828
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	1,899,451	1,899,451
5.13%, 7/15/23(a)	1,035,000	1,011,712
RHP Hotel Properties L.P.
5.00%, 4/15/21	567,000	564,165
Rite Aid Corp.
6.13%, 4/1/23(a)	958,000	828,670
Riverbed Technology, Inc.
8.88%, 3/1/23(a)(b)	285,000	237,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Rivers Pittsburgh Borrower L.P.
6.13%, 8/15/21(a)	$284,000	$279,740
Rowan Cos., Inc.
4.88%, 6/1/22	400,000	361,500
Sable International Finance Ltd.
6.88%, 8/1/22(a)	308,000	317,394
Sable Permian Resources Land LLC
8.00%, 6/15/20(a)(b)	160,000	150,400
7.13%, 11/1/20(a)	338,000	148,720
13.00%, 11/30/20(a)	240,000	250,800
7.38%, 11/1/21(a)	339,000	149,160
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	428,000	428,000
Safeway, Inc.
5.00%, 8/15/19	320,000	322,400
Sanchez Energy Corp.
7.75%, 6/15/21	290,000	86,275
6.13%, 1/15/23	625,000	159,375
7.25%, 2/15/23(a)(b)	477,000	410,220
Sanmina Corp.
4.38%, 6/1/19(a)	235,000	235,294
SBA Communications Corp.
4.88%, 7/15/22	497,000	495,757
4.00%, 10/1/22	491,320	476,580
SCANA Corp.
4.75%, 5/15/21(b)	405,000	406,634
Scientific Games International, Inc.
6.63%, 5/15/21	164,000	159,080
10.00%, 12/1/22	1,210,000	1,258,279
Sealed Air Corp.
6.50%, 12/1/20(a)(b)	367,000	382,597
5.25%, 4/1/23(a)	366,000	369,660
Select Medical Corp.
6.38%, 6/1/21	424,000	428,643
SemGroup Corp.
5.63%, 7/15/22	317,000	304,320
Sensata Technologies B.V.
4.88%, 10/15/23(a)	285,000	280,369
SESI LLC
7.13%, 12/15/21	406,000	384,685
Shea Homes L.P.
5.88%, 4/1/23(a)	239,000	221,075
Silgan Holdings, Inc.
5.50%, 2/1/22	260,000	263,601
Sinclair Television Group, Inc.
5.38%, 4/1/21	355,000	355,887
6.13%, 10/1/22	314,000	319,102
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	509,000	493,470
4.63%, 5/15/23(a)	420,000	409,080
SM Energy Co.
6.13%, 11/15/22(b)	320,000	316,000
Sonic Automotive, Inc.
5.00%, 5/15/23	151,000	138,165
Sophia L.P.
9.00%, 9/30/23(a)	280,000	289,800
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	235,000	232,063
Sotero Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	265,000	259,038
Southern Star Central Corp.
5.13%, 7/15/22(a)	314,000	309,290
Southwestern Energy Co.
4.10%, 3/15/22	505,000	488,587
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	745,000	761,762
Springleaf Finance Corp.
5.25%, 12/15/19	465,000	467,906
8.25%, 12/15/20	400,000	423,320
7.75%, 10/1/21	346,000	363,300
6.13%, 5/15/22	669,000	672,345
5.63%, 3/15/23	525,000	506,625
Sprint Capital Corp.
6.90%, 5/1/19	592,000	600,140
Sprint Communications, Inc.
7.00%, 3/1/20(a)	339,000	351,289
7.00%, 8/15/20	512,000	531,200
11.50%, 11/15/21	342,000	396,891
6.00%, 11/15/22	940,000	941,974
Sprint Corp.
7.25%, 9/15/21	926,000	967,670
7.88%, 9/15/23	1,830,000	1,930,101
StandardAero Aviation Holdings, Inc.
10.00%, 7/15/23(a)	250,000	268,750
Starwood Property Trust, Inc.
5.00%, 12/15/21	565,000	565,636
Steel Dynamics, Inc.
5.13%, 10/1/21	399,000	400,496
5.25%, 4/15/23	356,000	356,890
Summit Materials LLC
6.13%, 7/15/23	394,000	392,018
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	210,000	84,000
Sunoco L.P.
4.88%, 1/15/23, Series WI	578,000	564,995
Surgery Center Holdings, Inc.
8.88%, 4/15/21(a)(b)	255,000	260,100
Symantec Corp.
4.20%, 9/15/20	389,000	391,179
3.95%, 6/15/22	290,000	283,188
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	250,000	250,938
T-Mobile USA, Inc.
4.00%, 4/15/22(b)	665,000	655,856
6.00%, 3/1/23	250,000	256,128
Talen Energy Supply LLC
4.60%, 12/15/21	315,000	289,013
9.50%, 7/15/22(a)(b)	272,000	276,760
Tapstone Energy LLC
9.75%, 6/1/22(a)	145,000	119,806
Targa Resources Partners L.P.
4.13%, 11/15/19	27,000	27,068
5.25%, 5/1/23	595,000	595,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	$410,000	$409,610
6.63%, 5/15/22	225,000	226,688
5.88%, 4/15/23(a)	200,000	196,750
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)(b)	360,000	351,900
TEGNA, Inc.
5.13%, 10/15/19	53,000	53,098
5.13%, 7/15/20	455,000	455,569
4.88%, 9/15/21(a)	146,000	146,000
Tempur Sealy International, Inc.
5.63%, 10/15/23	255,000	251,175
Tenet Healthcare Corp.
6.75%, 2/1/20	164,000	168,305
4.75%, 6/1/20	270,000	270,338
6.00%, 10/1/20	1,005,000	1,027,864
4.50%, 4/1/21	430,000	427,936
4.38%, 10/1/21	660,000	655,050
7.50%, 1/1/22(a)	500,000	519,375
8.13%, 4/1/22	1,527,000	1,593,806
6.75%, 6/15/23	1,035,000	1,025,944
TIBCO Software, Inc.
11.38%, 12/1/21(a)	537,000	569,891
TMX Finance LLC
11.13%, 4/1/23(a)	505,000	461,444
Toll Brothers Finance Corp.
5.88%, 2/15/22	425,000	435,094
TPC Group, Inc.
8.75%, 12/15/20(a)	412,000	399,640
TransDigm, Inc.
5.50%, 10/15/20	173,000	173,163
6.00%, 7/15/22	735,000	736,837
Transocean, Inc.
6.50%, 11/15/20(b)	186,000	187,395
8.38%, 12/15/21	190,000	194,988
5.80%, 10/15/22(b)	235,000	217,375
9.00%, 7/15/23(a)	800,000	823,000
TreeHouse Foods, Inc.
4.88%, 3/15/22	301,000	300,248
TRI Pointe Group, Inc.
4.38%, 6/15/19	248,000	247,306
Tribune Media Co.
5.88%, 7/15/22	638,000	649,165
Triumph Group, Inc.
4.88%, 4/1/21	350,000	326,375
5.25%, 6/1/22	289,000	260,823
Ultra Resources, Inc.
6.88%, 4/15/22(a)	381,000	194,310
Unit Corp.
6.63%, 5/15/21	468,000	453,960
United Continental Holdings, Inc.
6.00%, 12/1/20	295,000	305,977
4.25%, 10/1/22	249,000	244,331
United Rentals North America, Inc.
4.63%, 7/15/23	583,000	581,542
United States Steel Corp.
7.38%, 4/1/20(b)	328,000	343,785
Uniti Group L.P.
6.00%, 4/15/23(a)	405,000	386,775
8.25%, 10/15/23	630,000	586,687
Univar USA, Inc.
6.75%, 7/15/23(a)(b)	215,000	215,000
Universal Hospital Services, Inc.
7.63%, 8/15/20	411,000	411,514
Univision Communications, Inc.
5.13%, 5/15/23(a)	825,000	774,469
Urban One, Inc.
9.25%, 2/15/20(a)(b)	140,000	136,500
7.38%, 4/15/22(a)	185,000	181,300
VeriSign, Inc.
4.63%, 5/1/23	300,000	300,750
Veritas U.S., Inc.
7.50%, 2/1/23(a)	327,000	294,971
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	246,000	237,083
VFH Parent LLC
6.75%, 6/15/22(a)	385,000	390,698
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	365,800	352,412
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	300,000	252,750
Vista Outdoor, Inc.
5.88%, 10/1/23	200,000	190,500
Vistra Energy Corp.
7.38%, 11/1/22	780,000	811,200
5.88%, 6/1/23	362,000	367,882
Voya Financial, Inc.
5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(c)	425,000	410,125
W/S Packaging Holdings, Inc.
9.00%, 4/15/23(a)	125,000	127,188
Weatherford International Ltd.
5.13%, 9/15/20	350,000	295,750
7.75%, 6/15/21(b)	410,000	338,250
4.50%, 4/15/22	342,000	227,430
8.25%, 6/15/23(b)	400,000	266,000
WESCO Distribution, Inc.
5.38%, 12/15/21	248,000	249,240
WEX, Inc.
4.75%, 2/1/23(a)	233,000	230,717
Whiting Petroleum Corp.
5.75%, 3/15/21	445,000	441,662
6.25%, 4/1/23(b)	200,000	197,520
William Carter Co. (The)
5.25%, 8/15/21	320,000	321,200
William Lyon Homes, Inc.
7.00%, 8/15/22	300,000	301,590
6.00%, 9/1/23	185,000	170,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Williams Scotsman International, Inc.
7.88%, 12/15/22(a)	$290,000	$293,625
6.88%, 8/15/23(a)	150,000	147,750
Windstream Services LLC
6.38%, 8/1/23(a)(b)	175,000	78,750
6.38%, 8/1/23	230,000	103,500
WMG Acquisition Corp.
5.00%, 8/1/23(a)	350,000	346,500
WPX Energy, Inc.
6.00%, 1/15/22	354,000	356,655
8.25%, 8/1/23	366,080	401,773
WR Grace & Co-Conn
5.13%, 10/1/21(a)	346,000	349,356
Wyndham Destinations, Inc.
4.25%, 3/1/22	292,000	282,510
3.90%, 3/1/23	422,000	398,921
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	262,000	249,883
XPO Logistics, Inc.
6.50%, 6/15/22(a)	789,000	805,766
York Risk Services Holding Corp.
8.50%, 10/1/22(a)	181,000	147,515
Yum! Brands, Inc.
5.30%, 9/15/19	250,000	253,125
3.88%, 11/1/20	125,000	125,000
3.75%, 11/1/21	225,000	221,063
Zachry Holdings, Inc.
7.50%, 2/1/20(a)(b)	255,000	251,175
Zayo Group LLC
6.00%, 4/1/23	834,000	834,000

TOTAL CORPORATE BONDS (Cost: $259,511,142)		252,686,701

FOREIGN CORPORATE BONDS - 12.6%

Australia - 0.5%
Ausdrill Finance Pty Ltd.
6.88%, 11/1/19(a)	200,000	200,000
Barminco Finance Pty Ltd.
6.63%, 5/15/22(a)	154,000	150,920
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	688,000	663,060
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	452,000	460,475

Total Australia		1,474,455

Belgium - 0.1%
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 5/15/23(a)	200,000	186,000

Bermuda - 0.1%
Teekay Corp.
8.50%, 1/15/20(b)	450,000	451,125

Canada - 4.3%
1011778 BC ULC
4.63%, 1/15/22(a)	746,000	744,135
Air Canada
7.75%, 4/15/21(a)	267,000	283,020
Athabasca Oil Corp.
9.88%, 2/24/22(a)(b)	349,000	310,610
Baytex Energy Corp.
5.13%, 6/1/21(a)	316,000	304,150
Bombardier, Inc.
7.75%, 3/15/20(a)	418,000	427,405
8.75%, 12/1/21(a)	844,000	873,540
5.75%, 3/15/22(a)	400,000	382,000
6.00%, 10/15/22(a)	695,000	662,057
6.13%, 1/15/23(a)	644,000	613,410
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	411,000	411,000
6.13%, 7/1/22(a)	400,000	388,000
Canbriam Energy, Inc.
9.75%, 11/15/19(a)	285,000	257,213
Cascades, Inc.
5.50%, 7/15/22(a)	360,000	358,200
Concordia International Corp.
8.00%, 9/6/24	597	577
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	215,000	211,775
Eldorado Gold Corp.
6.13%, 12/15/20(a)	379,000	350,575
GFL Environmental, Inc.
5.63%, 5/1/22(a)	193,000	181,903
5.38%, 3/1/23(a)	304,000	278,920
goeasy Ltd.
7.88%, 11/1/22(a)	221,000	227,078
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	221,000	222,381
Imperial Metals Corp.
7.00%, 3/15/19(a)(b)	185,000	130,425
Kissner Holdings L.P.
8.38%, 12/1/22(a)	267,000	269,002
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	460,000	396,750
MEG Energy Corp.
6.38%, 1/30/23(a)	441,000	412,886
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	215,000	216,344
New Gold, Inc.
6.25%, 11/15/22(a)	240,000	206,700
Norbord, Inc.
6.25%, 4/15/23(a)	205,000	206,281
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	275,000	266,406
Open Text Corp.
5.63%, 1/15/23(a)	557,000	568,140
Quebecor Media, Inc.
5.75%, 1/15/23	578,000	593,028
Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/23(a)	321,000	312,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Seven Generations Energy Ltd.
6.88%, 6/30/23(a)	$261,000	$262,305
Taseko Mines Ltd.
8.75%, 6/15/22(a)	159,000	155,423
Teine Energy Ltd.
6.88%, 9/30/22(a)	185,000	180,375
Tervita Escrow Corp.
7.63%, 12/1/21(a)	589,000	580,165
Videotron Ltd.
5.00%, 7/15/22	599,000	598,251
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	140,000	140,700

Total Canada		12,984,105

Denmark - 0.1%
DKT Finance ApS
9.38%, 6/17/23(a)	248,000	259,160

Finland - 0.2%
Nokia Oyj
5.38%, 5/15/19	426,000	428,663
3.38%, 6/12/22	329,000	312,961

Total Finland		741,624

Germany - 0.5%
Deutsche Bank AG
4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	850,000	721,310
IHO Verwaltungs GmbH
4.13%, 9/15/21, Toggle PIK (4.125% Cash or 4.875% PIK)(a)	265,000	257,050
4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	265,000	247,775
Welltec A/S
9.50%, 12/1/22(a)	200,000	201,000

Total Germany		1,427,135

Ireland - 0.6%
Ardagh Packaging Finance PLC
4.25%, 9/15/22(a)	558,000	540,590
4.63%, 5/15/23(a)	429,000	418,275
Avolon Holdings Funding Ltd.
5.13%, 10/1/23(a)	570,000	569,288
Fly Leasing Ltd.
6.38%, 10/15/21	210,000	212,625

Total Ireland		1,740,778

Italy - 0.1%
Telecom Italia Capital S.A.
7.18%, 6/18/19	300,000	305,400

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22(a)	160,000	60,800
9.63%, 1/15/22, Series Ai	53,264	20,240

Total Liberia		81,040

Luxembourg - 2.1%
Altice Financing S.A.
6.63%, 2/15/23(a)	1,171,000	1,159,290
Altice Luxembourg S.A.
7.75%, 5/15/22(a)	1,505,000	1,439,156
ARD Finance S.A.
7.13%, 9/15/23, Toggle PIK (7.125% Cash or 7.875% PIK)	405,000	374,625
ARD Securities Finance SARL
8.75%, 1/31/23, Toggle PIK (8.75% Cash or 8.75% PIK)(a)	230,052	196,119
Codere Finance 2 Luxembourg S.A.
7.63%, 11/1/21(a)	200,000	171,223
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)	670,000	627,288
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	512,000	592,640
5.50%, 8/1/23	1,570,000	1,389,450
Intelsat Luxembourg S.A.
8.13%, 6/1/23	540,000	448,200

Total Luxembourg		6,397,991

Netherlands - 1.3%
InterGen N.V.
7.00%, 6/30/23(a)	300,000	273,750
Koninklijke KPN N.V.
7.00%, 3/28/73, (7.00% fixed rate until 3/28/23; 10-year U.S. dollar Swap Rate + 5.21% until 3/28/43; 10-year U.S. dollar Swap Rate + 5.96% thereafter)(a)(b)(c)	450,000	460,800
Lincoln Finance Ltd.
7.38%, 4/15/21(a)	371,000	380,739
NXP B.V.
4.13%, 6/15/20(a)	388,000	388,493
4.13%, 6/1/21(a)	612,000	606,645
4.63%, 6/15/22(a)	250,000	248,363
3.88%, 9/1/22(a)	758,000	736,207
4.63%, 6/1/23(a)	475,000	466,982
OCI N.V.
6.63%, 4/15/23(a)	311,000	316,831

Total Netherlands		3,878,810

New Zealand - 0.1%
Trilogy International Partners LLC
8.88%, 5/1/22(a)	220,000	216,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2018

Investments	Principal Amount	Value
Norway - 0.1%
Aker BP ASA
6.00%, 7/1/22(a)	$291,000	$292,455

Puerto Rico - 0.1%
Popular, Inc.
6.13%, 9/14/23	170,000	170,212

Sweden - 0.3%
Perstorp Holding AB
11.00%, 9/30/21(a)	226,000	241,255
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	538,000	527,771

Total Sweden		769,026

Switzerland - 0.1%
VistaJet Malta Finance PLC
7.75%, 6/1/20(a)(b)	250,000	247,500

United Kingdom - 2.0%
Algeco Global Finance 2 PLC
10.00%, 8/15/23(a)(b)	200,000	195,000
Algeco Global Finance PLC
8.00%, 2/15/23(a)	200,000	197,000
Alpha 2 B.V.
8.75%, 6/1/23, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	200,000	195,000
Ardonagh Midco 3 PLC
8.63%, 7/15/23(a)	286,000	260,975
Avon International Operations, Inc.
7.88%, 8/15/22(a)	405,000	406,012
Avon Products, Inc.
6.60%, 3/15/20	160,000	162,000
7.00%, 3/15/23	380,000	345,800
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20	865,000	869,325
5.25%, 4/15/23	800,000	803,600
Global Ship Lease, Inc.
9.88%, 11/15/22(a)	230,000	223,963
Inmarsat Finance PLC
4.88%, 5/15/22(a)	565,000	546,637
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19(a)	462,000	462,326
3.50%, 3/15/20(a)(b)	278,000	272,788
5.63%, 2/1/23(a)(b)	249,000	223,789
KCA Deutag UK Finance PLC
7.25%, 5/15/21(a)	200,000	164,000
9.88%, 4/1/22(a)	248,000	204,600
9.63%, 4/1/23(a)	260,000	207,350
Virgin Media Secured Finance PLC
5.25%, 1/15/21	270,000	274,050

Total United Kingdom		6,014,215

TOTAL FOREIGN CORPORATE BONDS (Cost: $38,956,253)		37,637,181

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(e) (Cost: $17,729,718)(f)	17,729,718	17,729,718

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $316,197,113)		308,053,600
Other Assets less Liabilities - (2.7)%		(7,983,035)

NET ASSETS - 100.0%		$300,070,565

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(d)	Security in default on interest payments.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(f)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,118,394 and the total market value of the collateral held by the Fund was $17,773,493. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,775.

PIK     -    Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	778	3/29/19	$(164,145,845)	$(23,050)
5 Year U.S. Treasury Note	803	3/29/19	(90,707,633)	(87,829)

			$(254,853,478)	$(110,879)

†	As of November 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $1,010,525.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.6%

Federal Home Loan Bank - 0.9%
2.63%, 5/28/20	$75,000	$74,825
3.00%, 9/10/21	70,000	70,139
3.00%, 10/12/21	75,000	75,172
3.38%, 9/8/23	70,000	71,073
3.38%, 12/8/23	65,000	66,014
3.25%, 11/16/28	65,000	64,764
5.50%, 7/15/36	150,000	187,462

Total Federal Home Loan Bank		609,449

Federal Home Loan Mortgage Corporation - 8.3%
2.38%, 1/13/22	447,000	439,988
2.50%, 3/1/28	50,551	49,380
3.50%, 1/1/29	48,944	49,199
2.50%, 6/1/29	90,342	87,960
3.00%, 8/1/29	45,626	45,153
2.50%, 1/1/30	52,597	50,973
3.00%, 4/1/30	79,625	78,677
3.00%, 5/1/30	40,561	40,062
2.50%, 12/1/31	73,401	70,769
3.00%, 12/1/31	73,430	72,327
2.50%, 11/1/32	43,916	42,338
3.00%, 1/1/33	44,823	44,149
4.00%, 11/1/33	49,766	50,740
2.00%, 12/1/33(a)	25,000	23,464
2.50%, 12/1/33(a)	50,000	48,170
3.00%, 12/1/33(a)	25,000	24,606
3.50%, 12/1/33(a)	50,000	50,117
4.00%, 5/1/34	67,322	68,956
3.50%, 8/1/34	41,078	41,257
3.00%, 5/1/37	43,010	41,777
3.00%, 2/1/38	75,434	72,733
5.50%, 4/1/38	52,950	57,052
4.50%, 12/1/40	73,855	76,855
4.00%, 2/1/41	293,376	298,024
3.50%, 3/1/42	85,856	84,972
3.00%, 6/1/43	89,314	85,781
3.00%, 7/1/43	99,609	95,756
3.00%, 8/1/43	135,640	130,390
4.00%, 12/1/43	33,961	34,310
3.00%, 1/1/44	134,034	128,906
3.50%, 9/1/44	132,675	131,310
4.00%, 9/1/44	105,527	106,483
3.50%, 1/1/45	62,953	62,048
3.00%, 4/1/45	57,978	55,525
4.50%, 7/1/45	48,198	50,155
3.50%, 8/1/45	107,858	106,245
4.00%, 8/1/45	61,929	62,439
3.50%, 9/1/45	145,991	143,808
4.00%, 11/1/45	68,935	69,481
3.50%, 3/1/46	79,002	77,805
3.00%, 4/1/46	23,030	21,987
3.50%, 4/1/46	131,914	129,887
3.00%, 5/1/46	184,831	176,544
3.50%, 5/1/46	35,489	34,940
3.00%, 9/1/46	51,661	49,320
3.00%, 10/1/46	125,857	120,155
3.00%, 11/1/46	106,828	101,956
4.00%, 11/1/46	36,615	36,901
3.50%, 12/1/46	158,949	156,376
3.00%, 2/1/47	22,017	21,009
4.00%, 2/1/47	38,173	38,463
4.50%, 4/1/47	42,991	44,271
3.50%, 5/1/47	42,853	42,117
4.50%, 5/1/47	73,715	75,903
3.50%, 8/1/47	212,223	208,414
4.00%, 8/1/47	98,246	98,936
4.50%, 9/1/47	40,092	41,269
3.00%, 10/1/47	117,909	112,474
3.50%, 10/1/47	46,923	46,062
4.00%, 2/1/48	57,939	58,333
4.50%, 2/1/48	152,082	156,519
3.50%, 6/1/48	195,309	191,674
4.00%, 9/1/48	123,376	124,193
4.00%, 10/1/48	199,039	200,351
2.50%, 12/1/48(a)	25,000	23,041
3.50%, 12/1/48(a)	100,000	98,054
4.50%, 12/1/48(a)	25,000	25,704
5.00%, 12/1/48(a)	100,000	104,609

Total Federal Home Loan Mortgage Corporation		5,889,602

Federal National Mortgage Association - 12.2%
4.00%, 7/1/19	5	5
5.50%, 10/1/25	59,697	63,619
4.00%, 7/1/26	12,212	12,453
3.50%, 10/1/26	70,190	70,448
3.50%, 12/1/26	15,816	15,874
3.00%, 6/1/27	62,577	62,251
2.50%, 8/1/28	41,369	40,337
3.00%, 11/1/28	20,424	20,230
3.00%, 7/1/29	85,668	84,852
3.00%, 9/1/30	46,559	46,115
3.50%, 4/1/31	43,914	44,151
2.50%, 6/1/31	36,551	35,278
2.50%, 7/1/31	37,190	35,895
2.50%, 10/1/31	128,206	123,742
2.50%, 4/1/32	38,217	36,886
2.50%, 9/1/32	99,439	96,082
2.50%, 10/1/32	43,460	41,947
3.00%, 10/1/32	72,888	72,012
2.50%, 12/1/32	22,261	21,486
3.50%, 1/1/33	52,581	52,801
3.00%, 3/1/33	55,388	54,702
3.00%, 4/1/33	92,955	91,804
2.00%, 12/1/33(a)	25,000	23,454
2.50%, 12/1/33(a)	25,000	24,110
3.00%, 12/1/33(a)	25,000	24,667
3.50%, 12/1/33(a)	50,000	50,143
4.00%, 12/1/33(a)	75,000	76,386
6.00%, 2/1/34	67,520	73,867
4.00%, 8/1/34	22,927	23,416
3.50%, 1/1/36	26,948	26,878
3.50%, 7/1/36	73,905	73,713
3.00%, 11/1/36	103,032	99,990
3.00%, 2/1/37	107,044	104,009
3.50%, 4/1/38	47,905	47,658
4.50%, 9/1/39	31,266	32,528
4.50%, 8/1/40	62,868	65,424
5.50%, 9/1/40	87,323	93,881
3.50%, 6/1/42	21,848	21,623
4.00%, 7/1/42	123,926	125,627
4.00%, 9/1/42	103,223	104,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
3.00%, 1/1/43	$111,060	$106,880
3.00%, 4/1/43	117,587	113,080
3.50%, 5/1/43	33,759	33,397
3.00%, 6/1/43	125,948	121,138
4.00%, 6/1/43	13,378	13,560
3.00%, 8/1/43	238,381	229,323
3.50%, 8/1/43	279,591	276,272
4.00%, 11/1/43	29,103	29,430
3.00%, 2/1/44	96,571	92,970
4.00%, 2/1/44	167,683	169,701
4.50%, 5/1/44	22,596	23,377
4.00%, 9/1/44	107,723	108,631
4.00%, 10/1/44	187,432	188,999
3.50%, 2/1/45	184,135	182,235
5.00%, 2/1/45	101,369	107,880
3.50%, 4/1/45	119,195	117,409
3.50%, 6/1/45	187,053	184,251
4.00%, 8/1/45	219,947	221,624
3.50%, 12/1/45	159,934	157,537
3.50%, 1/1/46	143,815	141,618
3.50%, 2/1/46	77,130	75,966
3.50%, 4/1/46	33,283	32,770
4.00%, 4/1/46	31,664	31,909
3.00%, 5/1/46	151,718	144,872
3.50%, 5/1/46	252,557	248,576
4.50%, 5/1/46	152,252	156,750
4.00%, 7/1/46	86,550	87,157
3.00%, 9/1/46	125,367	119,710
3.00%, 10/1/46	85,994	82,113
4.00%, 10/1/46	38,195	38,459
2.50%, 11/1/46	22,593	20,850
3.00%, 11/1/46	240,754	230,054
3.50%, 11/1/46	41,532	40,910
3.00%, 12/1/46	167,590	160,019
3.00%, 1/1/47	88,772	84,766
3.00%, 2/1/47	45,236	43,190
4.00%, 2/1/47	43,240	43,530
3.50%, 3/1/47	21,396	21,031
4.00%, 3/1/47	45,588	45,895
4.00%, 5/1/47	131,216	132,091
4.00%, 8/1/47	131,604	132,654
3.50%, 11/1/47	375,711	368,742
4.50%, 11/1/47	83,816	86,291
3.50%, 12/1/47	140,973	138,335
3.00%, 1/1/48	47,722	45,524
3.50%, 1/1/48	157,541	154,594
4.00%, 7/1/48	355,667	357,978
4.50%, 7/1/48	195,300	201,002
4.50%, 9/1/48	97,901	100,759
3.00%, 12/1/48(a)	25,000	23,829
3.50%, 12/1/48(a)	75,000	73,539
4.00%, 12/1/48(a)	25,000	25,140
4.50%, 12/1/48(a)	50,000	51,408
5.00%, 12/1/48(a)	150,000	156,943
5.50%, 12/1/48(a)	75,000	79,816

Total Federal National Mortgage Association		8,671,455

Government National Mortgage Association - 8.2%
3.00%, 4/20/33	95,022	94,495
5.00%, 2/20/43	57,270	60,660
3.50%, 3/20/43	273,765	273,417
4.00%, 5/20/43	55,372	56,535
4.00%, 6/20/43	100,159	102,314
3.00%, 8/20/43	136,724	132,838
5.00%, 4/20/44	122,242	129,489
3.50%, 7/20/44	184,129	182,817
4.00%, 7/20/44	36,046	36,788
5.00%, 7/20/44	22,235	23,552
3.50%, 8/20/44	230,263	228,564
5.00%, 8/20/44	20,469	21,672
3.00%, 9/20/44	101,956	99,045
4.50%, 9/20/44	80,677	84,387
3.00%, 1/20/45	43,274	41,852
4.00%, 4/20/45	214,589	218,996
3.50%, 11/20/45	195,799	194,344
3.00%, 12/20/45	243,639	235,356
4.50%, 12/20/45	86,301	90,268
3.00%, 5/20/46	42,694	41,223
3.50%, 9/20/46	217,765	215,576
4.00%, 10/20/46	149,452	151,973
4.00%, 12/20/46	69,028	70,066
4.00%, 1/20/47	66,002	66,887
4.50%, 1/20/47	74,519	77,934
3.50%, 2/20/47	87,673	86,750
4.00%, 2/20/47	66,121	67,008
3.50%, 3/20/47	181,981	180,065
3.50%, 4/20/47	132,203	130,811
3.00%, 5/20/47	125,733	121,212
4.00%, 7/20/47	100,386	101,778
3.00%, 8/20/47	113,656	109,532
4.00%, 8/20/47	83,172	84,287
3.50%, 9/20/47	182,924	180,995
4.50%, 10/20/47	42,764	44,164
3.00%, 11/20/47	140,795	135,661
3.00%, 12/20/47	117,981	113,677
3.50%, 1/20/48	383,306	379,420
4.00%, 1/20/48	47,884	48,526
3.00%, 2/20/48	203,057	195,648
4.50%, 6/20/48	137,633	142,190
3.50%, 7/20/48	147,192	145,635
4.00%, 9/20/48	174,192	176,527
4.50%, 9/20/48	124,499	128,610
2.50%, 12/1/48(a)	25,000	23,338
3.00%, 12/1/48(a)	200,000	192,519
3.50%, 12/1/48(a)	25,000	24,713
4.00%, 12/1/48(a)	75,000	75,915
4.50%, 12/1/48(a)	50,000	51,580

Total Government National Mortgage Association		5,871,609

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $21,309,774)		21,042,115

U.S. GOVERNMENT OBLIGATIONS - 36.6%

U.S. Treasury Bonds - 7.5%
U.S. Treasury Bond
7.63%, 11/15/22	200,000	235,543
6.88%, 8/15/25	401,000	497,146
5.25%, 2/15/29	275,000	328,249
6.25%, 5/15/30	100,000	130,822
5.38%, 2/15/31	25,000	30,874
5.00%, 5/15/37	25,000	31,497
4.38%, 2/15/38	80,000	93,906
4.50%, 5/15/38	25,000	29,814
3.50%, 2/15/39	130,000	135,837
4.25%, 5/15/39	150,000	173,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
4.50%, 8/15/39	$125,000	$149,136
4.38%, 11/15/39	13,000	15,265
3.88%, 8/15/40	135,000	148,076
3.00%, 5/15/42	100,000	95,209
2.88%, 5/15/43	75,000	69,555
3.63%, 8/15/43	280,000	295,061
3.75%, 11/15/43	155,000	166,643
3.63%, 2/15/44	150,000	158,074
3.38%, 5/15/44	125,000	126,433
3.13%, 8/15/44	300,000	290,549
3.00%, 11/15/44	154,000	145,753
2.50%, 2/15/45	75,000	64,292
3.00%, 5/15/45	100,000	94,586
2.88%, 8/15/45	100,000	92,231
3.00%, 11/15/45	150,000	141,750
2.50%, 5/15/46	760,000	648,019
2.25%, 8/15/46	30,000	24,204
3.00%, 2/15/47	255,000	240,457
3.00%, 5/15/47	235,000	221,414
2.75%, 8/15/47	100,000	89,533
2.75%, 11/15/47	100,000	89,465
3.00%, 2/15/48	150,000	141,120
3.13%, 5/15/48	25,000	24,104
3.00%, 8/15/48	150,000	141,120

Total U.S. Treasury Bonds		5,359,110

U.S. Treasury Notes - 29.1%
U.S. Treasury Note
1.13%, 2/28/19	100,000	99,696
1.75%, 9/30/19	100,000	99,227
1.13%, 12/31/19	300,000	294,814
1.63%, 12/31/19	600,000	592,805
1.88%, 12/31/19	200,000	198,121
3.50%, 5/15/20	120,000	121,193
1.38%, 5/31/20	200,000	195,832
1.50%, 5/31/20	200,000	196,180
1.63%, 6/30/20	130,000	127,634
1.88%, 6/30/20	200,000	197,117
2.50%, 6/30/20	130,000	129,383
1.50%, 7/15/20	205,000	200,748
1.63%, 7/31/20	200,000	196,152
2.00%, 7/31/20	100,000	98,688
1.50%, 8/15/20	170,000	166,334
2.63%, 8/15/20	200,000	199,355
1.38%, 8/31/20	200,000	195,113
1.38%, 9/30/20	200,000	194,910
1.63%, 10/15/20	200,000	195,684
1.38%, 10/31/20	600,000	583,898
1.75%, 11/15/20	200,000	195,969
2.63%, 11/15/20	300,000	298,898
1.63%, 11/30/20	450,000	439,638
1.75%, 12/31/20	305,000	298,596
3.63%, 2/15/21	300,000	305,145
1.13%, 2/28/21	555,000	534,719
1.25%, 3/31/21	300,000	289,605
1.38%, 4/30/21	400,000	386,625
2.25%, 4/30/21	500,000	493,516
2.63%, 5/15/21	200,000	199,063
1.38%, 5/31/21	200,000	193,051
1.13%, 6/30/21	300,000	287,531
1.13%, 7/31/21	200,000	191,313
2.13%, 8/15/21	100,000	98,170
1.13%, 8/31/21	170,000	162,406
1.13%, 9/30/21	500,000	477,149
2.13%, 9/30/21	300,000	294,270
1.25%, 10/31/21	105,000	100,392
2.00%, 10/31/21	95,000	92,809
2.00%, 11/15/21	120,000	117,227
1.50%, 1/31/22	200,000	191,969
1.88%, 1/31/22	200,000	194,199
1.75%, 5/15/22	30,000	28,929
1.63%, 8/15/22	200,000	191,406
1.63%, 8/31/22	200,000	191,332
1.88%, 8/31/22	200,000	193,070
1.75%, 9/30/22	200,000	192,039
1.88%, 9/30/22	200,000	192,961
1.63%, 11/15/22	522,000	498,174
1.75%, 1/31/23	300,000	286,986
2.38%, 1/31/23	300,000	294,434
1.50%, 3/31/23	225,000	212,607
2.75%, 4/30/23	200,000	199,172
1.75%, 5/15/23	750,000	715,298
2.75%, 5/31/23	200,000	199,215
1.38%, 6/30/23	135,000	126,449
1.25%, 7/31/23	100,000	93,004
2.50%, 8/15/23	500,000	492,129
1.38%, 9/30/23	200,000	186,602
1.63%, 10/31/23	100,000	94,334
2.25%, 1/31/24	110,000	106,721
2.75%, 2/15/24	140,000	139,139
2.13%, 3/31/24	650,000	625,904
2.00%, 4/30/24	575,000	549,731
2.50%, 5/15/24	300,000	294,193
2.00%, 5/31/24	250,000	238,818
2.38%, 8/15/24	350,000	340,416
2.25%, 11/15/24	180,000	173,559
2.13%, 11/30/24	75,000	71,798
2.25%, 12/31/24	105,000	101,184
2.50%, 1/31/25	105,000	102,586
2.00%, 2/15/25	250,000	237,031
2.75%, 2/28/25	105,000	104,050
2.88%, 4/30/25	200,000	199,555
2.13%, 5/15/25	300,000	285,996
2.00%, 8/15/25	270,000	254,823
2.25%, 11/15/25	300,000	287,145
1.50%, 8/15/26	725,000	652,642
2.25%, 2/15/27	100,000	94,744
2.38%, 5/15/27	250,000	238,799
2.25%, 8/15/27	220,000	207,530
2.25%, 11/15/27	125,000	117,661
2.75%, 2/15/28	195,000	190,993
2.88%, 5/15/28	250,000	247,192
2.88%, 8/15/28	325,000	321,160

Total U.S. Treasury Notes		20,696,655

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $26,380,000)		26,055,765

CORPORATE BONDS - 22.2%

United States - 22.2%
21st Century Fox America, Inc.
6.40%, 12/15/35	5,000	6,162
6.65%, 11/15/37	22,000	28,015
4.95%, 10/15/45	5,000	5,312
3M Co.
2.25%, 9/19/26	5,000	4,530
3.13%, 9/19/46	25,000	20,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Abbott Laboratories
3.40%, 11/30/23	$14,000	$13,803
6.15%, 11/30/37	30,000	35,045
4.75%, 4/15/43	10,000	10,149
AbbVie, Inc.
3.60%, 5/14/25	61,000	58,272
4.70%, 5/14/45	50,000	44,828
Activision Blizzard, Inc.
2.30%, 9/15/21	5,000	4,838
2.60%, 6/15/22	25,000	24,034
Aetna, Inc.
4.75%, 3/15/44	20,000	18,978
3.88%, 8/15/47	20,000	16,716
Air Lease Corp.
2.13%, 1/15/20	5,000	4,920
3.38%, 6/1/21	20,000	19,658
2.63%, 7/1/22	5,000	4,777
3.88%, 7/3/23	5,000	4,886
4.25%, 9/15/24	5,000	4,930
3.63%, 4/1/27	25,000	22,384
3.63%, 12/1/27	100,000	89,889
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,033
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100,000	100,202
4.00%, 1/15/24	5,000	5,015
Allergan Funding SCS
3.45%, 3/15/22	25,000	24,463
4.55%, 3/15/35	10,000	9,314
4.75%, 3/15/45	5,000	4,644
Altria Group, Inc.
2.85%, 8/9/22	75,000	72,239
5.38%, 1/31/44	50,000	49,345
Amazon.com, Inc.
4.05%, 8/22/47	25,000	23,540
4.25%, 8/22/57	125,000	117,354
Ameren Illinois Co.
3.80%, 5/15/28	50,000	50,166
American Express Co.
3.00%, 10/30/24	50,000	47,203
4.05%, 12/3/42	20,000	18,388
American Express Credit Corp.
2.25%, 8/15/19	5,000	4,972
1.70%, 10/30/19	5,000	4,939
2.70%, 3/3/22	100,000	97,108
3.30%, 5/3/27	10,000	9,526
American Honda Finance Corp.
1.95%, 7/20/20	25,000	24,523
2.65%, 2/12/21	5,000	4,929
1.70%, 9/9/21	25,000	23,890
3.38%, 12/10/21	20,000	19,984
2.90%, 2/16/24	5,000	4,804
2.30%, 9/9/26	5,000	4,496
American International Group, Inc.
2.30%, 7/16/19	25,000	24,858
4.88%, 6/1/22	5,000	5,133
4.70%, 7/10/35	5,000	4,646
4.75%, 4/1/48	30,000	27,045
American Tower Corp.
2.80%, 6/1/20	5,000	4,943
3.30%, 2/15/21	5,000	4,968
3.60%, 1/15/28	20,000	18,404
American Water Capital Corp.
2.95%, 9/1/27	25,000	23,267
3.75%, 9/1/47	5,000	4,332
AmerisourceBergen Corp.
3.40%, 5/15/24	20,000	19,200
Amgen, Inc.
3.45%, 10/1/20	5,000	5,000
2.25%, 8/19/23	5,000	4,670
4.66%, 6/15/51	88,000	81,795
Anadarko Petroleum Corp.
5.55%, 3/15/26	25,000	25,965
Anthem, Inc.
2.50%, 11/21/20	10,000	9,812
6.38%, 6/15/37	20,000	22,913
4.65%, 1/15/43	69,000	65,739
Aon Corp.
5.00%, 9/30/20	50,000	51,269
Apache Corp.
6.00%, 1/15/37	17,000	17,530
Apple, Inc.
1.50%, 9/12/19	5,000	4,945
1.55%, 2/7/20	70,000	68,897
2.00%, 5/6/20	70,000	69,066
3.00%, 2/9/24	20,000	19,402
2.85%, 5/11/24	50,000	48,193
3.00%, 6/20/27	25,000	23,348
4.45%, 5/6/44	20,000	19,997
4.38%, 5/13/45	20,000	19,796
3.75%, 11/13/47	25,000	22,355
Aptiv Corp.
4.15%, 3/15/24	5,000	4,942
Archer-Daniels-Midland Co.
4.02%, 4/16/43	25,000	23,632
Ares Capital Corp.
4.25%, 3/1/25	5,000	4,764
Ascension Health
4.85%, 11/15/53	25,000	26,711
Assurant, Inc.
4.00%, 3/15/23	20,000	19,899
4.20%, 9/27/23	20,000	19,969
AT&T, Inc.
5.88%, 10/1/19	5,000	5,109
4.60%, 2/15/21	5,000	5,090
2.80%, 2/17/21	25,000	24,560
4.45%, 5/15/21	25,000	25,423
3.00%, 2/15/22	25,000	24,427
3.20%, 3/1/22	50,000	49,066
4.30%, 2/15/30	54,000	50,397
4.35%, 6/15/45	102,000	83,384
4.75%, 5/15/46	10,000	8,638
5.45%, 3/1/47	10,000	9,480
Autodesk, Inc.
3.13%, 6/15/20	40,000	39,778
AutoNation, Inc.
3.50%, 11/15/24	20,000	18,591
4.50%, 10/1/25	20,000	19,196
AutoZone, Inc.
3.25%, 4/15/25	20,000	18,853
AXA Equitable Holdings, Inc.
4.35%, 4/20/28(b)	50,000	47,523
Bank of America Corp.
2.60%, 1/15/19, Series L	28,000	27,988
5.63%, 7/1/20	5,000	5,164
2.63%, 10/19/20	10,000	9,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
2.15%, 11/9/20	$5,000	$4,884
2.33%, 10/1/21, (2.328% fixed rate until 10/1/20; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	9,762
3.50%, 5/17/22, (3.499% fixed rate until 5/17/21; 3-month U.S. dollar London Interbank Offered Rate + 0.63% thereafter)(c)	10,000	9,950
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	165,000	158,420
4.13%, 1/22/24	50,000	50,241
4.20%, 8/26/24	50,000	49,523
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	100,000	92,220
7.75%, 5/14/38	100,000	128,906
4.75%, 4/21/45, Series L	10,000	9,700
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	20,000	17,246
BankUnited, Inc.
4.88%, 11/17/25	20,000	20,271
Bayer US Finance II LLC
2.75%, 7/15/21(b)	100,000	96,665
4.70%, 7/15/64(b)	25,000	19,722
Baylor Scott & White Holdings
4.19%, 11/15/45	25,000	24,314
BB&T Corp.
5.25%, 11/1/19	25,000	25,412
2.45%, 1/15/20	25,000	24,777
2.05%, 5/10/21	5,000	4,839
3.20%, 9/3/21	5,000	4,972
Becton Dickinson and Co.
2.68%, 12/15/19	25,000	24,797
2.89%, 6/6/22	20,000	19,286
Bemis Co., Inc.
4.50%, 10/15/21	5,000	5,115
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	25,000	23,531
Berkshire Hathaway, Inc.
2.10%, 8/14/19	5,000	4,974
3.75%, 8/15/21	5,000	5,069
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,068
4.45%, 7/15/27	20,000	18,722
Boeing Capital Corp.
4.70%, 10/27/19	5,000	5,086
Boeing Co. (The)
2.25%, 6/15/26	5,000	4,531
5.88%, 2/15/40	10,000	12,064
Boston Properties L.P.
5.88%, 10/15/19	5,000	5,087
3.85%, 2/1/23	5,000	4,949
3.13%, 9/1/23	20,000	19,223
3.65%, 2/1/26	5,000	4,788
2.75%, 10/1/26	25,000	22,404
Boston Scientific Corp.
6.00%, 1/15/20	25,000	25,677
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	4,800
Broadcom Corp.
2.38%, 1/15/20	70,000	69,091
3.63%, 1/15/24	50,000	47,322
3.88%, 1/15/27	25,000	22,533
Buckeye Partners L.P.
4.15%, 7/1/23	20,000	19,483
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	52,192
3.00%, 4/1/25	20,000	19,335
6.15%, 5/1/37	10,000	11,840
3.90%, 8/1/46	5,000	4,505
Burlington Resources Finance Co.
7.40%, 12/1/31	15,000	19,704
Campbell Soup Co.
3.30%, 3/15/21	5,000	4,949
Capital One Financial Corp.
2.50%, 5/12/20	30,000	29,562
3.45%, 4/30/21	25,000	24,825
4.75%, 7/15/21	5,000	5,119
3.50%, 6/15/23	30,000	29,193
Cardinal Health, Inc.
2.40%, 11/15/19	5,000	4,953
Carnival Corp.
3.95%, 10/15/20	5,000	5,036
Caterpillar Financial Services Corp.
2.10%, 1/10/20	25,000	24,722
2.85%, 6/1/22	5,000	4,897
2.40%, 6/6/22	5,000	4,813
3.75%, 11/24/23	25,000	25,131
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,803
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,063
CBS Corp.
3.38%, 3/1/22	5,000	4,941
3.38%, 2/15/28	5,000	4,489
4.90%, 8/15/44	5,000	4,606
Celanese US Holdings LLC
5.88%, 6/15/21	5,000	5,223
Celgene Corp.
4.00%, 8/15/23	20,000	19,918
3.45%, 11/15/27	30,000	27,248
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	10,000	9,939
4.10%, 9/1/47	5,000	4,428
CenterPoint Energy, Inc.
3.85%, 2/1/24	20,000	19,987
Charter Communications Operating LLC
6.38%, 10/23/35	5,000	5,118
6.83%, 10/23/55	25,000	25,415
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	4,890
3.15%, 8/1/27	35,000	32,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Cigna Corp.
3.88%, 10/15/47	$5,000	$4,087
Cintas Corp. No 2
2.90%, 4/1/22	5,000	4,892
3.25%, 6/1/22	30,000	29,616
3.70%, 4/1/27	25,000	24,285
Cisco Systems, Inc.
1.85%, 9/20/21	10,000	9,613
3.00%, 6/15/22	5,000	4,928
2.60%, 2/28/23	5,000	4,837
5.90%, 2/15/39	15,000	17,981
Citigroup, Inc.
2.65%, 10/26/20	10,000	9,831
2.70%, 3/30/21	100,000	97,842
3.30%, 4/27/25	10,000	9,435
5.50%, 9/13/25	80,000	83,430
3.70%, 1/12/26	10,000	9,513
4.45%, 9/29/27	25,000	24,160
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	25,000	23,055
6.63%, 6/15/32	5,000	5,735
6.68%, 9/13/43	20,000	23,640
Cleco Corporate Holdings LLC
3.74%, 5/1/26	25,000	23,765
CME Group, Inc.
3.00%, 3/15/25	5,000	4,795
5.30%, 9/15/43	5,000	5,646
4.15%, 6/15/48	5,000	4,812
CNH Industrial Capital LLC
4.38%, 4/5/22(d)	5,000	5,039
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	5,000	6,056
Comcast Corp.
3.13%, 7/15/22	5,000	4,934
3.30%, 2/1/27	25,000	23,461
3.55%, 5/1/28	100,000	94,628
6.45%, 3/15/37	29,000	33,982
3.40%, 7/15/46	10,000	8,016
3.97%, 11/1/47	30,000	25,839
4.05%, 11/1/52	30,000	25,534
4.95%, 10/15/58	30,000	29,499
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	15,632
Conagra Brands, Inc.
7.00%, 10/1/28	20,000	22,864
Concho Resources, Inc.
3.75%, 10/1/27	25,000	23,258
ConocoPhillips
6.50%, 2/1/39	20,000	24,450
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	20,000	17,065
Continental Resources, Inc.
4.50%, 4/15/23	5,000	4,893
Corning, Inc.
5.85%, 11/15/68	20,000	20,189
Costco Wholesale Corp.
2.30%, 5/18/22	5,000	4,854
3.00%, 5/18/27	5,000	4,738
Crown Castle International Corp.
5.25%, 1/15/23	107,000	110,830
CSX Corp.
4.50%, 8/1/54	20,000	18,388
CVS Health Corp.
4.00%, 12/5/23	50,000	49,671
6.25%, 6/1/27	50,000	55,376
4.88%, 7/20/35	50,000	48,790
5.30%, 12/5/43	50,000	49,976
5.05%, 3/25/48	10,000	9,743
Darden Restaurants, Inc.
3.85%, 5/1/27	20,000	19,216
Dell International LLC
8.35%, 7/15/46(b)	25,000	27,636
Delta Air Lines, Inc.
2.60%, 12/4/20	10,000	9,786
Digital Realty Trust L.P.
3.95%, 7/1/22	20,000	20,051
Discovery Communications LLC
2.20%, 9/20/19	5,000	4,956
4.38%, 6/15/21	5,000	5,062
5.20%, 9/20/47	10,000	9,253
Dominion Energy, Inc.
5.95%, 6/15/35, Series B	5,000	5,465
Dover Corp.
3.15%, 11/15/25	25,000	23,710
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	126,392
4.13%, 11/15/21	5,000	5,051
3.00%, 11/15/22	5,000	4,827
7.38%, 11/1/29	5,000	6,009
4.25%, 10/1/34	25,000	22,524
9.40%, 5/15/39	5,000	7,001
4.38%, 11/15/42	5,000	4,306
DR Horton, Inc.
4.38%, 9/15/22	20,000	20,055
Duke Energy Carolinas LLC
3.70%, 12/1/47	50,000	43,714
Duke Energy Corp.
3.15%, 8/15/27	25,000	22,985
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	56,624
Duke Energy Ohio, Inc.
3.80%, 9/1/23	20,000	20,270
DXC Technology Co.
4.75%, 4/15/27	10,000	9,814
Eastman Chemical Co.
2.70%, 1/15/20	2,000	1,989
3.50%, 12/1/21	20,000	19,969
4.80%, 9/1/42	25,000	22,877
Eaton Vance Corp.
3.50%, 4/6/27	20,000	19,025
eBay, Inc.
2.20%, 8/1/19	5,000	4,969
Ecolab, Inc.
3.25%, 1/14/23	20,000	19,760
2.70%, 11/1/26	5,000	4,597
Eli Lilly & Co.
3.70%, 3/1/45	5,000	4,555
3.95%, 5/15/47	25,000	23,508
Emerson Electric Co.
2.63%, 2/15/23	5,000	4,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Enable Midstream Partners L.P.
3.90%, 5/15/24	$25,000	$23,956
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	5,383
Energy Transfer Operating L.P.
4.65%, 6/1/21	100,000	101,156
4.20%, 9/15/23, Series 5Y	5,000	4,903
4.90%, 3/15/35	20,000	17,805
6.63%, 10/15/36	20,000	20,487
Entergy Louisiana LLC
4.00%, 3/15/33	5,000	4,891
Enterprise Products Operating LLC
3.35%, 3/15/23	87,000	85,098
6.88%, 3/1/33, Series D	20,000	23,843
4.25%, 2/15/48	100,000	87,119
EQM Midstream Partners L.P.
4.75%, 7/15/23, Series 5Y	5,000	4,961
Exelon Corp.
5.10%, 6/15/45	35,000	35,660
Expedia Group, Inc.
5.95%, 8/15/20	5,000	5,187
3.80%, 2/15/28	5,000	4,548
Express Scripts Holding Co.
4.75%, 11/15/21	5,000	5,129
3.40%, 3/1/27	10,000	9,214
Exxon Mobil Corp.
3.04%, 3/1/26	25,000	24,022
3.57%, 3/6/45	25,000	22,092
Family Dollar Stores, Inc.
5.00%, 2/1/21	50,000	51,229
FedEx Corp.
3.20%, 2/1/25	5,000	4,786
4.20%, 10/17/28	20,000	19,892
3.90%, 2/1/35	100,000	90,789
3.88%, 8/1/42	5,000	4,225
4.75%, 11/15/45	5,000	4,703
4.40%, 1/15/47	20,000	17,797
Fidelity National Information Services, Inc.
3.50%, 4/15/23	25,000	24,582
4.75%, 5/15/48, Series 30Y	5,000	4,620
Fifth Third Bancorp
8.25%, 3/1/38	20,000	26,502
FirstEnergy Corp.
3.90%, 7/15/27, Series B	20,000	19,174
Flex Ltd.
5.00%, 2/15/23	5,000	4,959
Florida Power & Light Co.
4.13%, 6/1/48	30,000	28,987
Ford Motor Co.
6.63%, 10/1/28	5,000	5,046
4.75%, 1/15/43	27,000	20,389
FS Investment Corp.
4.00%, 7/15/19	10,000	9,999
General Dynamics Corp.
3.75%, 5/15/28	25,000	24,899
General Electric Co.
5.55%, 5/4/20	5,000	5,049
5.30%, 2/11/21	5,000	4,954
4.65%, 10/17/21	10,000	9,849
6.75%, 3/15/32, Series A	30,000	30,676
6.15%, 8/7/37	25,000	23,952
5.88%, 1/14/38	25,000	23,323
General Mills, Inc.
4.55%, 4/17/38	30,000	27,394
General Motors Co.
4.20%, 10/1/27	75,000	68,130
General Motors Financial Co., Inc.
2.35%, 10/4/19	5,000	4,964
3.55%, 4/9/21	5,000	4,916
3.15%, 6/30/22	5,000	4,748
4.00%, 1/15/25	80,000	75,216
George Washington University (The)
4.13%, 9/15/48, Series 2018	28,000	26,826
Georgia Power Co.
2.00%, 3/30/20	25,000	24,555
4.30%, 3/15/43	50,000	45,304
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	6,546
Gilead Sciences, Inc.
1.85%, 9/20/19	5,000	4,951
2.55%, 9/1/20	10,000	9,869
3.65%, 3/1/26	100,000	97,199
5.65%, 12/1/41	25,000	27,404
4.50%, 2/1/45	20,000	18,804
GLP Capital L.P.
5.38%, 11/1/23	20,000	20,344
5.75%, 6/1/28	20,000	20,056
Goldman Sachs Capital I
6.35%, 2/15/34	20,000	22,052
Goldman Sachs Group, Inc. (The)
2.55%, 10/23/19	10,000	9,933
2.30%, 12/13/19	25,000	24,741
5.38%, 3/15/20	30,000	30,689
6.00%, 6/15/20, Series D	100,000	103,487
5.25%, 7/27/21	30,000	30,972
3.63%, 1/22/23	30,000	29,597
3.20%, 2/23/23	30,000	29,013
5.95%, 1/15/27	25,000	26,810
3.85%, 1/26/27	25,000	23,587
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	25,000	23,154
6.13%, 2/15/33	10,000	11,313
5.15%, 5/22/45	20,000	19,209
Halliburton Co.
6.70%, 9/15/38	20,000	23,138
Harris Corp.
2.70%, 4/27/20	5,000	4,948
HCP, Inc.
3.15%, 8/1/22	30,000	29,110
3.88%, 8/15/24	5,000	4,861
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	4,695
Hershey Co. (The)
2.30%, 8/15/26	25,000	22,594
Hess Corp.
6.00%, 1/15/40	25,000	23,193
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	50,000	49,979
4.40%, 10/15/22	50,000	50,830
6.20%, 10/15/35	25,000	24,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Home Depot, Inc. (The)
2.80%, 9/14/27	$25,000	$23,172
5.88%, 12/16/36	15,000	17,535
Honeywell International, Inc.
1.80%, 10/30/19	5,000	4,948
2.50%, 11/1/26	10,000	9,185
Hospitality Properties Trust
5.00%, 8/15/22	5,000	5,099
HP, Inc.
4.30%, 6/1/21	50,000	50,882
Hubbell, Inc.
3.15%, 8/15/27	25,000	22,661
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	4,639
Humana, Inc.
2.50%, 12/15/20	20,000	19,556
4.80%, 3/15/47	25,000	24,728
Hyatt Hotels Corp.
3.38%, 7/15/23	50,000	48,591
Illinois Tool Works, Inc.
2.65%, 11/15/26	5,000	4,573
Intel Corp.
3.30%, 10/1/21	10,000	10,029
4.10%, 5/11/47	20,000	18,818
Intercontinental Exchange, Inc.
2.75%, 12/1/20	10,000	9,884
3.75%, 12/1/25	5,000	4,975
3.10%, 9/15/27	5,000	4,694
International Business Machines Corp.
6.22%, 8/1/27	20,000	22,676
5.88%, 11/29/32	25,000	29,274
International Lease Finance Corp.
6.25%, 5/15/19	10,000	10,107
5.88%, 8/15/22	80,000	83,905
International Paper Co.
4.75%, 2/15/22	101,000	104,487
3.80%, 1/15/26	5,000	4,851
7.30%, 11/15/39	5,000	5,905
4.80%, 6/15/44	5,000	4,434
4.35%, 8/15/48	10,000	8,379
Jabil, Inc.
4.70%, 9/15/22	5,000	5,044
Jefferies Group LLC
6.45%, 6/8/27	25,000	26,353
John Deere Capital Corp.
1.25%, 10/9/19	5,000	4,922
1.95%, 6/22/20	14,000	13,737
2.80%, 3/6/23	25,000	24,240
3.45%, 6/7/23	5,000	4,962
2.80%, 9/8/27	5,000	4,614
Johnson & Johnson
2.63%, 1/15/25	50,000	47,652
4.50%, 9/1/40	100,000	104,278
Johnson Controls International PLC
5.00%, 3/30/20	30,000	30,551
6.00%, 1/15/36	25,000	27,574
JPMorgan Chase & Co.
4.95%, 3/25/20	30,000	30,635
4.25%, 10/15/20	100,000	101,281
2.55%, 10/29/20	10,000	9,823
4.50%, 1/24/22	10,000	10,252
3.20%, 1/25/23	150,000	146,717
3.30%, 4/1/26	10,000	9,408
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	25,000	23,396
5.50%, 10/15/40	37,000	40,056
5.63%, 8/16/43	20,000	21,780
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	50,000	42,901
Juniper Networks, Inc.
3.30%, 6/15/20	5,000	4,991
Kaiser Foundation Hospitals
3.15%, 5/1/27	25,000	23,756
4.15%, 5/1/47	10,000	9,541
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	25,000	21,246
4.42%, 12/15/46	25,000	21,501
KeyCorp
2.90%, 9/15/20	25,000	24,759
4.15%, 10/29/25	20,000	20,085
Kimco Realty Corp.
3.30%, 2/1/25	20,000	18,768
2.80%, 10/1/26	5,000	4,433
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	4,852
3.50%, 9/1/23	5,000	4,814
5.50%, 3/1/44	99,000	93,886
5.40%, 9/1/44	20,000	19,089
Kinder Morgan, Inc.
7.75%, 1/15/32	5,000	5,940
KLA-Tencor Corp.
4.13%, 11/1/21	5,000	5,048
Kraft Heinz Foods Co.
5.38%, 2/10/20	50,000	51,061
3.38%, 6/15/21	5,000	4,982
3.50%, 6/6/22	100,000	98,389
3.00%, 6/1/26	25,000	22,143
4.38%, 6/1/46	10,000	8,197
Kroger Co. (The)
3.70%, 8/1/27	20,000	18,768
5.15%, 8/1/43	20,000	19,167
Laboratory Corp. of America Holdings
3.20%, 2/1/22	75,000	73,853
Lam Research Corp.
2.80%, 6/15/21	5,000	4,905
Legg Mason, Inc.
5.63%, 1/15/44	5,000	4,830
Lincoln National Corp.
3.80%, 3/1/28	5,000	4,759
6.15%, 4/7/36	20,000	22,517
Lockheed Martin Corp.
4.25%, 11/15/19	5,000	5,049
6.15%, 9/1/36, Series B	25,000	29,561
4.09%, 9/15/52	25,000	22,757
Lowe’s Cos., Inc.
4.63%, 4/15/20	5,000	5,064
3.80%, 11/15/21	5,000	5,055
4.05%, 5/3/47	15,000	13,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Lubrizol Corp. (The)
6.50%, 10/1/34	$15,000	$18,764
LYB International Finance B.V.
4.88%, 3/15/44	5,000	4,513
LYB International Finance II B.V.
3.50%, 3/2/27	25,000	22,727
Macy’s Retail Holdings, Inc.
3.63%, 6/1/24	5,000	4,720
Marathon Oil Corp.
2.80%, 11/1/22	25,000	23,682
3.85%, 6/1/25	5,000	4,680
6.80%, 3/15/32	5,000	5,674
Marathon Petroleum Corp.
5.38%, 10/1/22(b)	20,000	20,350
Marriott International, Inc.
3.38%, 10/15/20	50,000	49,766
3.13%, 10/15/21, Series N	5,000	4,906
Marsh & McLennan Cos., Inc.
2.35%, 9/10/19	5,000	4,968
3.30%, 3/14/23	20,000	19,700
4.20%, 3/1/48	5,000	4,439
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	4,542
Marvell Technology Group Ltd.
4.20%, 6/22/23	5,000	4,955
Massachusetts Institute of Technology
3.89%, 7/1/2116	20,000	17,495
McCormick & Co., Inc.
2.70%, 8/15/22	5,000	4,801
McDonald’s Corp.
2.20%, 5/26/20	25,000	24,630
3.38%, 5/26/25	5,000	4,842
6.30%, 10/15/37	20,000	23,282
3.70%, 2/15/42	20,000	16,816
McKesson Corp.
3.95%, 2/16/28	5,000	4,737
Medtronic, Inc.
3.13%, 3/15/22	100,000	98,667
4.63%, 3/15/44	5,000	5,059
Merck & Co., Inc.
2.35%, 2/10/22	55,000	53,260
2.40%, 9/15/22	5,000	4,819
MetLife, Inc.
3.60%, 11/13/25	100,000	97,695
Microsoft Corp.
1.85%, 2/6/20	50,000	49,410
1.85%, 2/12/20	5,000	4,941
3.30%, 2/6/27	150,000	146,195
4.10%, 2/6/37	50,000	49,984
3.50%, 11/15/42	25,000	22,475
4.25%, 2/6/47, Series 30Y	20,000	20,254
4.50%, 2/6/57	20,000	20,594
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	15,885
Molson Coors Brewing Co.
5.00%, 5/1/42	5,000	4,692
Moody’s Corp.
3.25%, 6/7/21	5,000	4,956
2.75%, 12/15/21	5,000	4,860
3.25%, 1/15/28	20,000	18,524
Morgan Stanley
5.50%, 7/28/21	10,000	10,436
4.88%, 11/1/22	100,000	102,772
3.75%, 2/25/23	10,000	9,907
3.70%, 10/23/24	10,000	9,730
4.00%, 7/23/25	10,000	9,798
3.13%, 7/27/26	10,000	9,149
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	25,000	23,305
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	25,000	23,617
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	20,000	17,904
4.38%, 1/22/47	20,000	18,323
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,105
5.63%, 11/15/43	5,000	5,023
Motorola Solutions, Inc.
3.50%, 3/1/23	5,000	4,841
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	4,478
MPLX L.P.
4.00%, 3/15/28	20,000	18,551
Mylan N.V.
3.75%, 12/15/20	30,000	30,043
3.95%, 6/15/26	10,000	9,210
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/1/28	20,000	20,021
4.02%, 11/1/32	20,000	20,243
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	5,540
Newell Brands, Inc.
3.85%, 4/1/23	30,000	29,233
NIKE, Inc.
3.88%, 11/1/45	5,000	4,637
3.38%, 11/1/46	5,000	4,217
NiSource, Inc.
3.65%, 6/15/23(b)	5,000	4,920
5.25%, 2/15/43	5,000	5,108
5.65%, 2/1/45	5,000	5,221
3.95%, 3/30/48	20,000	17,334
Noble Energy, Inc.
3.90%, 11/15/24	5,000	4,787
Nordstrom, Inc.
6.95%, 3/15/28	5,000	5,544
Norfolk Southern Corp.
3.25%, 12/1/21	5,000	4,968
2.90%, 2/15/23	10,000	9,704
3.15%, 6/1/27	25,000	23,572
4.05%, 8/15/52	5,000	4,414
Northrop Grumman Corp.
3.50%, 3/15/21	5,000	5,005
3.25%, 8/1/23	50,000	48,751
3.20%, 2/1/27	25,000	23,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
NVIDIA Corp.
2.20%, 9/16/21	$5,000	$4,849
NVR, Inc.
3.95%, 9/15/22	5,000	4,973
Occidental Petroleum Corp.
3.40%, 4/15/26	5,000	4,827
Omega Healthcare Investors, Inc.
4.75%, 1/15/28(d)	25,000	24,389
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	115,000	130,077
5.30%, 6/1/42	50,000	56,095
ONEOK, Inc.
4.00%, 7/13/27	20,000	18,847
4.55%, 7/15/28	30,000	29,078
Oracle Corp.
5.00%, 7/8/19	70,000	70,811
2.25%, 10/8/19	10,000	9,949
3.63%, 7/15/23	25,000	25,019
4.50%, 7/8/44	25,000	24,475
4.00%, 11/15/47	20,000	18,141
Pacific Gas & Electric Co.
4.25%, 5/15/21	150,000	142,522
2.95%, 3/1/26	20,000	16,596
4.45%, 4/15/42	5,000	4,059
4.30%, 3/15/45	15,000	11,818
Packaging Corp. of America
4.50%, 11/1/23	20,000	20,437
Parker-Hannifin Corp.
3.50%, 9/15/22	5,000	4,995
3.30%, 11/21/24	20,000	19,579
People’s United Financial, Inc.
3.65%, 12/6/22	5,000	4,958
PepsiCo, Inc.
3.00%, 10/15/27	30,000	28,170
4.25%, 10/22/44	25,000	24,772
Pfizer, Inc.
3.00%, 12/15/26	10,000	9,526
7.20%, 3/15/39	95,000	129,619
4.30%, 6/15/43	5,000	4,979
Philip Morris International, Inc.
1.88%, 11/1/19	5,000	4,943
2.50%, 8/22/22	25,000	23,864
4.88%, 11/15/43	34,000	33,156
Plains All American Pipeline L.P.
3.65%, 6/1/22	122,500	119,058
6.65%, 1/15/37	25,000	25,704
PNC Financial Services Group, Inc. (The)
5.13%, 2/8/20	5,000	5,111
3.90%, 4/29/24	30,000	29,752
Precision Castparts Corp.
2.25%, 6/15/20	5,000	4,923
Procter & Gamble Co. (The)
1.75%, 10/25/19	5,000	4,953
2.15%, 8/11/22	30,000	28,892
Prologis L.P.
4.38%, 9/15/48	5,000	4,865
Prudential Financial, Inc.
2.35%, 8/15/19	5,000	4,971
5.70%, 12/14/36	5,000	5,495
6.63%, 12/1/37	20,000	24,192
4.60%, 5/15/44	5,000	4,833
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	4,756
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	119,642
3.00%, 5/15/27	20,000	18,795
QUALCOMM, Inc.
3.00%, 5/20/22	10,000	9,754
2.60%, 1/30/23	10,000	9,517
2.90%, 5/20/24	130,000	122,701
Quest Diagnostics, Inc.
4.70%, 4/1/21	5,000	5,125
Raytheon Co.
3.13%, 10/15/20	5,000	5,003
Realty Income Corp.
3.25%, 10/15/22	30,000	29,423
3.00%, 1/15/27	5,000	4,557
Republic Services, Inc.
5.50%, 9/15/19	5,000	5,080
5.00%, 3/1/20	5,000	5,100
5.25%, 11/15/21	5,000	5,250
Reynolds American, Inc.
7.25%, 6/15/37	25,000	28,524
5.85%, 8/15/45	10,000	9,696
Rockwell Collins, Inc.
2.80%, 3/15/22	20,000	19,387
4.80%, 12/15/43	10,000	9,885
Roper Technologies, Inc.
3.00%, 12/15/20	20,000	19,799
2.80%, 12/15/21	20,000	19,499
3.80%, 12/15/26	5,000	4,793
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	10,000	11,799
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	25,000	22,547
Ryder System, Inc.
3.75%, 6/9/23	50,000	49,539
Sabra Health Care L.P.
5.13%, 8/15/26	20,000	19,005
Santander Holdings USA, Inc.
4.40%, 7/13/27	25,000	23,432
Seagate HDD Cayman
4.25%, 3/1/22(d)	50,000	48,077
Sempra Energy
1.63%, 10/7/19	5,000	4,919
2.40%, 2/1/20	67,000	65,831
2.40%, 3/15/20	5,000	4,914
2.88%, 10/1/22	5,000	4,776
4.05%, 12/1/23	5,000	4,950
3.25%, 6/15/27	25,000	22,809
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	10,000	9,591
Simon Property Group L.P.
2.50%, 9/1/20	5,000	4,928
4.38%, 3/1/21	100,000	101,767
2.35%, 1/30/22	5,000	4,819
2.75%, 2/1/23	5,000	4,818
3.75%, 2/1/24	5,000	4,969
3.30%, 1/15/26	5,000	4,741
3.25%, 11/30/26	25,000	23,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
SITE Centers Corp.
4.70%, 6/1/27	$30,000	$29,714
South Carolina Electric & Gas Co.
5.10%, 6/1/65	20,000	19,579
Southern California Edison Co.
4.65%, 10/1/43	79,000	76,512
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	4,870
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	4,605
Southern Power Co.
5.15%, 9/15/41	20,000	19,380
Southwest Airlines Co.
2.75%, 11/6/19	5,000	4,974
Spectra Energy Partners L.P.
3.50%, 3/15/25	5,000	4,713
Spirit AeroSystems, Inc.
3.95%, 6/15/23	5,000	4,986
Starbucks Corp.
2.45%, 6/15/26	5,000	4,471
State Street Corp.
2.65%, 5/15/23, (2.653% fixed rate until 5/15/22; 3-month U.S. dollar London Interbank Offered Rate + 0.635% thereafter)(c)	5,000	4,819
3.10%, 5/15/23	50,000	48,498
Stryker Corp.
3.38%, 5/15/24	5,000	4,888
Sunoco Logistics Partners Operations L.P.
3.90%, 7/15/26	5,000	4,572
Synchrony Financial
2.70%, 2/3/20	5,000	4,913
3.70%, 8/4/26	5,000	4,263
Synovus Financial Corp.
3.13%, 11/1/22	5,000	4,719
Sysco Corp.
3.30%, 7/15/26	5,000	4,714
Tampa Electric Co.
4.30%, 6/15/48	20,000	18,616
Tapestry, Inc.
4.13%, 7/15/27	5,000	4,662
Target Corp.
2.90%, 1/15/22	25,000	24,792
2.50%, 4/15/26	5,000	4,584
TC PipeLines L.P.
4.38%, 3/13/25	20,000	19,715
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	9,807
Texas Instruments, Inc.
1.65%, 8/3/19	5,000	4,956
2.90%, 11/3/27	30,000	27,956
Time Warner Cable LLC
5.00%, 2/1/20	50,000	50,660
6.75%, 6/15/39	47,500	49,144
4.50%, 9/15/42	10,000	7,910
Total System Services, Inc.
3.75%, 6/1/23	25,000	24,666
Toyota Motor Credit Corp.
2.15%, 3/12/20	50,000	49,411
2.90%, 4/17/24	5,000	4,809
Travelers Cos., Inc. (The)
6.25%, 6/15/37	10,000	12,126
4.00%, 5/30/47	25,000	23,034
Trimble, Inc.
4.15%, 6/15/23	5,000	4,979
Tyson Foods, Inc.
2.25%, 8/23/21	5,000	4,807
U.S. Bancorp
2.63%, 1/24/22, Series V	5,000	4,880
3.90%, 4/26/28	30,000	29,916
Union Electric Co.
2.95%, 6/15/27	20,000	18,896
Union Pacific Corp.
3.50%, 6/8/23	55,000	54,665
3.75%, 7/15/25	5,000	4,971
3.25%, 8/15/25	5,000	4,790
2.75%, 3/1/26	5,000	4,614
4.82%, 2/1/44	20,000	20,114
4.80%, 9/10/58	5,000	4,858
4.38%, 11/15/65	5,000	4,363
United Parcel Service, Inc.
2.45%, 10/1/22	5,000	4,816
2.40%, 11/15/26	5,000	4,535
3.05%, 11/15/27	25,000	23,561
3.40%, 11/15/46	5,000	4,157
United Technologies Corp.
1.50%, 11/1/19	5,000	4,916
1.95%, 11/1/21	25,000	23,851
3.75%, 11/1/46	50,000	41,831
UnitedHealth Group, Inc.
2.70%, 7/15/20	10,000	9,933
2.13%, 3/15/21	10,000	9,747
3.15%, 6/15/21	5,000	4,988
2.88%, 3/15/22	5,000	4,915
2.75%, 2/15/23	5,000	4,847
3.10%, 3/15/26	100,000	94,916
5.80%, 3/15/36	5,000	5,789
3.95%, 10/15/42	5,000	4,634
3.75%, 10/15/47	15,000	13,443
University of Southern California
3.03%, 10/1/39	25,000	22,018
Valero Energy Partners L.P.
4.38%, 12/15/26	20,000	19,426
Ventas Realty L.P.
2.70%, 4/1/20	40,000	39,564
4.38%, 2/1/45	25,000	22,229
VEREIT Operating Partnership L.P.
4.60%, 2/6/24	20,000	19,969
3.95%, 8/15/27	5,000	4,609
Verizon Communications, Inc.
1.75%, 8/15/21	5,000	4,788
5.15%, 9/15/23	120,000	127,016
5.85%, 9/15/35	50,000	54,417
5.25%, 3/16/37	10,000	10,309
6.55%, 9/15/43	20,000	23,156
5.50%, 3/16/47	10,000	10,470
5.01%, 4/15/49	25,000	24,286
5.01%, 8/21/54	15,000	14,240
Viacom, Inc.
6.88%, 4/30/36	5,000	5,441
Visa, Inc.
3.65%, 9/15/47	30,000	27,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Vulcan Materials Co.
4.50%, 4/1/25	$20,000	$19,945
Wachovia Corp.
5.50%, 8/1/35	5,000	5,285
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	30,000	29,301
Walmart, Inc.
1.75%, 10/9/19	5,000	4,953
3.25%, 10/25/20	5,000	5,022
2.35%, 12/15/22	5,000	4,802
3.55%, 6/26/25	100,000	100,041
6.50%, 8/15/37	50,000	63,649
4.05%, 6/29/48	10,000	9,616
Walt Disney Co. (The)
2.95%, 6/15/27	25,000	23,445
3.70%, 12/1/42	5,000	4,505
3.00%, 7/30/46	50,000	39,537
Warner Media LLC
3.80%, 2/15/27	25,000	23,370
5.38%, 10/15/41	5,000	4,761
Waste Management, Inc.
4.75%, 6/30/20	5,000	5,109
Wells Fargo & Co.
2.55%, 12/7/20	10,000	9,790
3.00%, 1/22/21	5,000	4,941
2.10%, 7/26/21	10,000	9,599
4.13%, 8/15/23	100,000	99,636
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	25,000	23,651
5.38%, 2/7/35	5,000	5,361
5.38%, 11/2/43	50,000	51,194
4.75%, 12/7/46	75,000	71,087
Welltower, Inc.
4.25%, 4/1/26	25,000	24,600
Western Union Co. (The)
3.60%, 3/15/22	5,000	4,951
4.25%, 6/9/23	5,000	4,975
Westlake Chemical Corp.
5.00%, 8/15/46	5,000	4,534
WestRock MWV LLC
7.95%, 2/15/31	15,000	18,915
Whirlpool Corp.
4.50%, 6/1/46	5,000	4,061
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	9,261
6.30%, 4/15/40	10,000	10,431
Wisconsin Public Service Corp.
3.67%, 12/1/42	40,000	36,508
WW Grainger, Inc.
3.75%, 5/15/46	25,000	21,424
Xerox Corp.
4.07%, 3/17/22(d)	71,000	67,516
Xilinx, Inc.
2.13%, 3/15/19	70,000	69,792
3.00%, 3/15/21	5,000	4,945
2.95%, 6/1/24	50,000	47,258
Xylem, Inc.
4.88%, 10/1/21	5,000	5,154
3.25%, 11/1/26	5,000	4,687
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	4,884

TOTAL CORPORATE BONDS (Cost: $16,352,241)		15,791,313

FOREIGN CORPORATE BONDS - 3.9%

Australia - 0.2%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	26,447
Westpac Banking Corp.
2.15%, 3/6/20	10,000	9,861
2.30%, 5/26/20	50,000	49,293
2.60%, 11/23/20	10,000	9,858
3.35%, 3/8/27	25,000	23,770
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,427

Total Australia		128,656

Belgium - 0.5%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26(b)	350,000	330,482
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	20,000	18,013
4.44%, 10/6/48	20,000	17,354

Total Belgium		365,849

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	20,000	20,146

Brazil - 0.1%
Vale Overseas Ltd.
6.25%, 8/10/26	25,000	26,750
6.88%, 11/21/36	10,000	11,250

Total Brazil		38,000

Canada - 0.8%
Bank of Montreal
2.10%, 6/15/20	50,000	49,131
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	25,000	22,827
Bank of Nova Scotia (The)
2.45%, 9/19/22	50,000	47,951
Brookfield Finance, Inc.
4.70%, 9/20/47	5,000	4,636
Canadian Imperial Bank of Commerce
1.60%, 9/6/19	5,000	4,943
Canadian National Railway Co.
2.40%, 2/3/20	5,000	4,957
Canadian Natural Resources Ltd.
3.45%, 11/15/21	20,000	19,775
Cenovus Energy, Inc.
5.25%, 6/15/37	30,000	25,650
6.75%, 11/15/39	20,000	19,389
Kinross Gold Corp.
4.50%, 7/15/27	5,000	4,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Magna International, Inc.
3.63%, 6/15/24	$5,000	$4,946
Methanex Corp.
4.25%, 12/1/24	25,000	24,084
Nexen Energy ULC
6.40%, 5/15/37	27,000	31,952
Nutrien Ltd.
3.15%, 10/1/22	20,000	19,389
5.63%, 12/1/40	5,000	5,158
5.25%, 1/15/45	20,000	19,470
Rogers Communications, Inc.
3.00%, 3/15/23	50,000	48,637
Royal Bank of Canada
2.15%, 3/6/20	5,000	4,939
TELUS Corp.
4.60%, 11/16/48	5,000	4,772
Toronto-Dominion Bank (The)
1.45%, 8/13/19	5,000	4,948
1.90%, 10/24/19	10,000	9,898
1.85%, 9/11/20	100,000	97,698
TransCanada PipeLines Ltd.
4.25%, 5/15/28	20,000	19,471
4.63%, 3/1/34	30,000	28,255
5.85%, 3/15/36	20,000	20,884

Total Canada		548,085

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	104,250

Germany - 0.0%
Deutsche Bank AG
2.70%, 7/13/20	30,000	29,183
2.95%, 8/20/20	5,000	4,875

Total Germany		34,058

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	5,000	4,907
3.76%, 7/26/23	50,000	49,943
3.78%, 3/2/25	5,000	4,950
3.68%, 2/22/27	20,000	19,416
Nomura Holdings, Inc.
6.70%, 3/4/20	10,000	10,403
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	10,000	9,876
2.63%, 7/14/26	10,000	9,010
3.35%, 10/18/27(d)	25,000	23,526

Total Japan		132,031

Mexico - 0.2%
Petroleos Mexicanos
6.00%, 3/5/20	85,000	86,258
5.50%, 1/21/21	10,000	9,980
4.88%, 1/24/22	10,000	9,705
4.63%, 9/21/23	10,000	9,310
6.50%, 3/13/27	10,000	9,380
6.38%, 1/23/45	10,000	8,084
6.75%, 9/21/47	20,000	16,600
6.35%, 2/12/48(b)	20,000	16,058

Total Mexico		165,375

Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	25,000	27,001
Shell International Finance B.V.
3.40%, 8/12/23	50,000	49,742
5.50%, 3/25/40	29,000	32,643

Total Netherlands		109,386

Norway - 0.2%
Equinor ASA
2.25%, 11/8/19	5,000	4,958
3.15%, 1/23/22	20,000	19,800
2.45%, 1/17/23	60,000	57,609
3.63%, 9/10/28	25,000	24,374
5.10%, 8/17/40	20,000	21,712

Total Norway		128,453

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,396
5.25%, 11/8/42	25,000	22,897

Total Peru		28,293

Spain - 0.1%
Telefonica Emisiones SAU
5.13%, 4/27/20	5,000	5,104
7.05%, 6/20/36	10,000	11,510
Telefonica Europe B.V.
8.25%, 9/15/30	50,000	63,471

Total Spain		80,085

Switzerland - 0.1%
ABB Finance USA, Inc.
2.80%, 4/3/20	5,000	4,969
Novartis Capital Corp.
1.80%, 2/14/20	5,000	4,921
2.40%, 5/17/22	5,000	4,845
3.70%, 9/21/42	15,000	13,897
Syngenta Finance N.V.
3.13%, 3/28/22	20,000	19,113

Total Switzerland		47,745

United Kingdom - 1.2%
AstraZeneca PLC
1.95%, 9/18/19	5,000	4,950
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	194,135
BP Capital Markets PLC
2.75%, 5/10/23	30,000	28,749
3.54%, 11/4/24	5,000	4,906
3.12%, 5/4/26	5,000	4,663
3.28%, 9/19/27	25,000	23,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
British Telecommunications PLC
9.63%, 12/15/30	$10,000	$13,577
CNH Industrial N.V.
4.50%, 8/15/23	101,000	101,253
Diageo Capital PLC
4.83%, 7/15/20	5,000	5,121
HSBC Holdings PLC
5.10%, 4/5/21	101,000	103,847
4.00%, 3/30/22	75,000	75,464
7.63%, 5/17/32	25,000	30,838
Janus Capital Group, Inc.
4.88%, 8/1/25	20,000	20,188
Lloyds Bank PLC
6.38%, 1/21/21	75,000	78,997
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	25,000	25,381
6.00%, 12/19/23	25,000	25,161
5.13%, 5/28/24	100,000	96,731
Santander UK PLC
2.38%, 3/16/20	30,000	29,524
Unilever Capital Corp.
5.90%, 11/15/32	5,000	5,997
Vodafone Group PLC
4.38%, 2/19/43	10,000	8,273

Total United Kingdom		881,098

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,888,683)		2,811,510

FOREIGN GOVERNMENT AGENCIES - 1.3%

Austria - 0.0%
Oesterreichische Kontrollbank AG
1.13%, 4/26/19	10,000	9,939
1.75%, 1/24/20	5,000	4,938
2.38%, 10/1/21	10,000	9,830

Total Austria		24,707

Canada - 0.7%
Export Development Canada
1.63%, 1/17/20	30,000	29,589
1.75%, 7/21/20	10,000	9,809
2.50%, 1/24/23	10,000	9,809
Province of Alberta Canada
3.30%, 3/15/28	100,000	98,667
Province of British Columbia Canada
2.00%, 10/23/22	10,000	9,609
Province of Manitoba Canada
1.75%, 5/30/19	10,000	9,951
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	20,081
Province of Ontario Canada
4.40%, 4/14/20	10,000	10,187
1.88%, 5/21/20	10,000	9,840
2.55%, 2/12/21	110,000	108,802
2.50%, 9/10/21	10,000	9,830
2.25%, 5/18/22	10,000	9,690
3.20%, 5/16/24	10,000	9,968
Province of Quebec Canada
3.50%, 7/29/20	10,000	10,086
2.63%, 2/13/23	10,000	9,793
2.88%, 10/16/24, Series QO	110,000	107,979

Total Canada		473,690

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
1.50%, 9/9/19	10,000	9,905
1.63%, 5/29/20	79,000	77,543
2.75%, 9/8/20	10,000	9,970
1.88%, 12/15/20	10,000	9,790
2.38%, 8/25/21(d)	10,000	9,851
2.13%, 6/15/22	10,000	9,709
2.13%, 1/17/23	35,000	33,827
2.50%, 11/20/24	15,000	14,541
Landwirtschaftliche Rentenbank
2.25%, 10/1/21	10,000	9,807

Total Germany		184,943

Japan - 0.3%
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	228,129

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $911,389)		911,469

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Colombia - 0.2%
Colombia Government International Bond
11.75%, 2/25/20	100,000	110,250

Hungary - 0.0%
Hungary Government International Bond
5.38%, 3/25/24	20,000	21,092

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	87,618

Mexico - 0.2%
Mexico Government International Bond
3.50%, 1/21/21, Series GMTN	20,000	19,902
4.00%, 10/2/23	113,000	111,507
5.75%, 10/12/2110	20,000	18,375

Total Mexico		149,784

Panama - 0.1%
Panama Government International Bond
8.88%, 9/30/27	20,000	26,350

Peru - 0.0%
Peruvian Government International Bond
4.13%, 8/25/27	20,000	20,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
Philippines - 0.3%
Philippine Government International Bond
3.95%, 1/20/40	$200,000	$189,122

Uruguay - 0.0%
Uruguay Government International Bond
4.98%, 4/20/55	25,000	22,913

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $656,713)		627,499

SUPRANATIONAL BONDS - 1.1%
Asian Development Bank
2.25%, 1/20/21	45,000	44,403
Council of Europe Development Bank
1.63%, 3/16/21	27,000	26,233
European Investment Bank
1.75%, 5/15/20	30,000	29,515
1.38%, 6/15/20	75,000	73,306
2.25%, 3/15/22	15,000	14,656
2.50%, 3/15/23	150,000	146,862
3.25%, 1/29/24	15,000	15,150
2.38%, 5/24/27	100,000	94,289
Inter-American Development Bank
1.75%, 9/14/22	150,000	143,285
2.50%, 1/18/23	10,000	9,811
International Bank for Reconstruction & Development
2.13%, 11/1/20	150,000	147,857
2.50%, 7/29/25, Series GDIF	15,000	14,513
2.50%, 11/22/27, Series GDIF	25,000	23,761

TOTAL SUPRANATIONAL BONDS (Cost: $788,669)		783,641

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%
BANK 2017-BNK7
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	101,396
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	95,549
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	55,362
2.87%, 2/10/48, Series 2015-DC1, Class A2	79,626	79,334
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.48%, 3/25/25, Series K049, Class A1	15,319	14,913
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	69,436
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	71,304
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.32%, 7/25/23, Series 2014-M1, Class A2^(c)	124,355	124,884
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	53,347
2.57%, 12/25/26, Series 2017-M3, Class A2^(c)	45,000	41,589
3.14%, 3/25/28, Series 2018-M4, Class A2^(c)	25,000	23,823
3.15%, 3/25/28, Series 2018-M7, Class A2^(c)	145,000	139,181
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	24,899	24,244
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	51,045
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	103,055
3.46%, 12/15/49, Series 2016-C32, Class A3	100,000	97,496
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	164,117	163,662
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	101,866
2.90%, 3/15/47, Series 2014-C19, Class A2	44,302	44,244

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,475,898)		1,455,730

MUNICIPAL BONDS - 0.4%

United States - 0.4%
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	50,000	54,556
Port Authority of New York & New Jersey
4.81%, 10/15/65, Series 192	25,000	26,288
State of California
7.55%, 4/1/39	120,000	169,888

TOTAL MUNICIPAL BONDS (Cost: $255,747)		250,732

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
Americredit Automobile Receivables Trust
3.07%, 12/19/22, Series 2018-1, Class A3	30,000	29,926
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	10,000	9,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2018

Investments	Principal Amount	Value
CarMax Auto Owner Trust
2.48%, 11/15/22, Series 2018-1, Class A3	$25,000	$24,683
2.64%, 6/15/23, Series 2018-1, Class A4	29,000	28,537
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	98,540
Ford Credit Auto Owner Trust
3.03%, 11/15/22, Series 2018-A, Class A3	10,000	9,999
GM Financial Automobile Leasing Trust
2.06%, 5/20/20, Series 2017-1, Class A3	43,304	43,132
GM Financial Consumer Automobile Receivables Trust
2.46%, 7/17/23, Series 2018-1, Class A4	20,000	19,559
Mercedes-Benz Auto Lease Trust
2.51%, 10/16/23, Series 2018-A, Class A4	20,000	19,806
World Financial Network Credit Card Master Trust
3.07%, 12/16/24, Series 2018-A, Class A	67,000	66,521

TOTAL ASSET-BACKED SECURITIES (Cost: $351,223)		350,560

REPURCHASE AGREEMENT - 1.7%

United States - 1.7%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/18 (tri-party custodian: The Bank of New York Mellon Corp.), 2.29% due 12/3/18; Proceeds at maturity - $1,200,229 (fully collateralized by U.S. Treasury Bond, 2.75% due 11/15/47; Market value - $1,224,020) (Cost: $1,200,000)	1,200,000	1,200,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(e) (Cost: $163,150)(f)	163,150	163,150

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $72,733,487)		71,443,484
Other Assets less Liabilities - (0.4)%		(298,511)

NET ASSETS - 100.0%		$71,144,973

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(d)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(f)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $158,240 and the total market value of the collateral held by the Fund was $163,150.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	76	3/29/19	$(16,034,812)	$(3,077)
5 Year U.S. Treasury Note	406	3/29/19	(45,862,141)	(43,664)
U.S. Treasury Ultra Long Term Bond	31	3/20/19	(4,724,594)	516
Ultra 10 Year U.S. Treasury Note	85	3/20/19	(10,752,500)	(37,266)

			$(77,374,047)	$(83,491)

†	As of November 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $562,796.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 85.7%

United States - 85.7%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$85,000	$83,300
Abe Investment Holdings, Inc.
7.00%, 10/15/20(a)	30,000	29,775
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	50,000	49,250
5.63%, 2/15/23	70,000	69,183
ACE Cash Express, Inc.
12.00%, 12/15/22(a)	31,000	30,690
Acosta, Inc.
7.75%, 10/1/22(a)	95,000	26,125
Actuant Corp.
5.63%, 6/15/22	50,000	50,313
ADT Security Corp. (The)
6.25%, 10/15/21	120,000	124,650
3.50%, 7/15/22	100,000	94,000
4.13%, 6/15/23	100,000	93,500
Advanced Micro Devices, Inc.
7.50%, 8/15/22	82,000	89,585
AES Corp.
4.00%, 3/15/21	90,000	88,875
4.50%, 3/15/23	50,000	49,750
4.88%, 5/15/23	120,000	119,550
Ahern Rentals, Inc.
7.38%, 5/15/23(a)	92,000	82,800
Air Medical Group Holdings, Inc.
6.38%, 5/15/23(a)	65,000	54,275
AK Steel Corp.
7.63%, 10/1/21(b)	40,000	38,400
7.50%, 7/15/23	35,000	35,438
Aleris International, Inc.
10.75%, 7/15/23(a)	43,000	44,828
Allegheny Technologies, Inc.
5.95%, 1/15/21	70,000	69,825
7.88%, 8/15/23	55,000	57,544
Allegiant Travel Co.
5.50%, 7/15/19	50,000	50,250
Alliant Holdings Intermediate LLC
8.25%, 8/1/23(a)	75,000	76,641
Ally Financial, Inc.
8.00%, 12/31/18	45,000	45,158
3.50%, 1/27/19	100,000	99,844
3.75%, 11/18/19	145,000	145,217
8.00%, 3/15/20	170,000	178,855
7.50%, 9/15/20(b)	50,000	52,797
4.25%, 4/15/21	50,000	49,750
4.13%, 2/13/22	70,000	69,213
4.63%, 5/19/22	65,000	65,163
AMC Entertainment Holdings, Inc.
5.88%, 2/15/22(b)	75,000	75,281
AMC Networks, Inc.
4.75%, 12/15/22	120,000	118,650
American Airlines Group, Inc.
5.50%, 10/1/19(a)	150,000	151,687
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	49,000	49,123
American Midstream Partners L.P.
9.50%, 12/15/21(a)	40,000	38,900
Amkor Technology, Inc.
6.38%, 10/1/22	55,000	55,411
Amsted Industries, Inc.
5.00%, 3/15/22(a)	65,000	64,188
Anixter, Inc.
5.13%, 10/1/21	40,000	40,450
5.50%, 3/1/23	40,000	40,300
Antero Resources Corp.
5.38%, 11/1/21	125,000	124,844
5.13%, 12/1/22	140,000	137,550
5.63%, 6/1/23	35,000	34,825
Apex Tool Group LLC
9.00%, 2/15/23(a)(b)	30,000	26,025
APX Group, Inc.
8.75%, 12/1/20(b)	85,000	81,600
7.88%, 12/1/22	115,000	112,628
7.63%, 9/1/23(b)	60,000	49,050
Archrock Partners L.P.
6.00%, 4/1/21	34,000	33,490
6.00%, 10/1/22	35,000	34,300
Arconic, Inc.
6.15%, 8/15/20	175,000	180,894
5.40%, 4/15/21	115,000	117,041
5.87%, 2/23/22	100,000	102,150
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	50,000	47,125
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	151,000	160,437
Ashland LLC
4.75%, 8/15/22	150,000	149,437
Ashton Woods USA LLC
6.88%, 2/15/21(a)	79,000	77,420
Avis Budget Car Rental LLC
5.50%, 4/1/23(b)	70,000	69,300
B&G Foods, Inc.
4.63%, 6/1/21	72,000	71,010
Ball Corp.
4.38%, 12/15/20	118,000	119,062
5.00%, 3/15/22(b)	140,000	143,500
Bausch Health Cos., Inc.
5.63%, 12/1/21(a)	140,000	140,350
6.50%, 3/15/22(a)	126,000	130,226
5.50%, 3/1/23(a)	135,000	130,950
5.88%, 5/15/23(a)	425,000	415,437
BCD Acquisition, Inc.
9.63%, 9/15/23(a)	70,000	74,375
Beazer Homes USA, Inc.
8.75%, 3/15/22	45,000	45,824
Berry Global, Inc.
5.50%, 5/15/22	60,000	60,225
6.00%, 10/15/22	75,000	76,125
5.13%, 7/15/23	145,000	144,184
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	40,000	28,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Blue Cube Spinco LLC
9.75%, 10/15/23	$85,000	$95,322
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	105,000	104,475
Boyd Gaming Corp.
6.88%, 5/15/23	75,000	78,000
Brinker International, Inc.
3.88%, 5/15/23	40,000	37,400
Bristow Group, Inc.
6.25%, 10/15/22	35,000	17,806
8.75%, 3/1/23(a)(b)	60,000	50,250
Bruin E&P Partners LLC
8.88%, 8/1/23(a)	65,000	60,694
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(c)	85,000	73,768
C&S Group Enterprises LLC
5.38%, 7/15/22(a)(b)	48,000	46,800
Cable One, Inc.
5.75%, 6/15/22(a)	45,000	45,619
Cablevision Systems Corp.
8.00%, 4/15/20	45,000	46,913
5.88%, 9/15/22	70,000	70,175
California Resources Corp.
8.00%, 12/15/22(a)(b)	250,000	192,812
Calpine Corp.
6.00%, 1/15/22(a)	90,000	90,450
5.38%, 1/15/23	130,000	123,500
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21(b)	115,000	103,644
7.63%, 1/15/22	60,000	53,700
7.75%, 4/15/23	49,000	42,998
Cardtronics, Inc.
5.13%, 8/1/22	45,000	46,172
Carpenter Technology Corp.
4.45%, 3/1/23	75,000	74,483
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(b)	100,000	95,750
Carvana Co.
8.88%, 10/1/23(a)	40,000	38,200
CCO Holdings LLC
5.25%, 3/15/21	50,000	50,094
5.25%, 9/30/22	130,000	130,731
5.13%, 2/15/23	131,000	130,345
4.00%, 3/1/23(a)	60,000	57,282
5.13%, 5/1/23(a)	120,000	119,550
5.75%, 9/1/23	55,000	55,413
CDW LLC
5.00%, 9/1/23	55,000	55,206
CEC Entertainment, Inc.
8.00%, 2/15/22	25,000	22,625
Centene Corp.
5.63%, 2/15/21	137,000	139,151
4.75%, 5/15/22	185,000	186,387
Century Aluminum Co.
7.50%, 6/1/21(a)	24,000	24,120
Century Communities, Inc.
6.88%, 5/15/22	78,000	78,546
CenturyLink, Inc.
5.63%, 4/1/20, Series V	160,000	161,800
6.45%, 6/15/21, Series S	165,000	169,331
5.80%, 3/15/22, Series T	185,000	184,769
CF Industries, Inc.
7.13%, 5/1/20	60,000	62,475
3.45%, 6/1/23	80,000	75,000
Chaparral Energy, Inc.
8.75%, 7/15/23(a)	35,000	33,250
Chemours Co. (The)
6.63%, 5/15/23	85,000	86,487
Chesapeake Energy Corp.
6.63%, 8/15/20(b)	85,000	85,531
6.13%, 2/15/21	70,000	69,125
4.88%, 4/15/22(b)	90,000	84,150
5.75%, 3/15/23(b)	90,000	84,150
Choice Hotels International, Inc.
5.75%, 7/1/22	50,000	52,063
Cinemark USA, Inc.
5.13%, 12/15/22	79,000	78,802
4.88%, 6/1/23	124,000	121,210
CIT Group, Inc.
5.38%, 5/15/20	57,343	59,078
4.13%, 3/9/21	75,000	75,000
5.00%, 8/15/22	115,000	115,722
5.00%, 8/1/23	105,000	105,525
CITGO Holding, Inc.
10.75%, 2/15/20(a)	175,000	181,125
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	80,000	79,700
Clean Harbors, Inc.
5.13%, 6/1/21	125,000	125,545
Clear Channel International B.V.
8.75%, 12/15/20(a)	16,000	16,440
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A(b)	110,000	110,275
7.63%, 3/15/20, Series B	210,000	210,525
6.50%, 11/15/22, Series A	88,000	89,265
6.50%, 11/15/22, Series B	210,000	214,263
Clearwater Paper Corp.
4.50%, 2/1/23(b)	40,000	36,400
Cleaver-Brooks, Inc.
7.88%, 3/1/23(a)	80,000	79,400
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	36,000	22,410
CNG Holdings, Inc.
9.38%, 5/15/20(a)	35,000	32,725
CNO Financial Group, Inc.
4.50%, 5/30/20(b)	95,000	95,000
CNX Resources Corp.
5.88%, 4/15/22	170,000	166,812
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	54,000	54,338
Commercial Metals Co.
4.88%, 5/15/23	30,000	28,875
CommScope, Inc.
5.00%, 6/15/21(a)	50,000	49,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Community Health Systems, Inc.
5.13%, 8/1/21(b)	$130,000	$123,744
6.88%, 2/1/22	324,000	162,065
6.25%, 3/31/23	340,000	316,625
11.00%, 6/30/23(a)(c)	200,000	163,000
Consolidated Communications, Inc.
6.50%, 10/1/22	55,000	51,563
Continental Resources, Inc.
5.00%, 9/15/22	170,000	170,139
4.50%, 4/15/23	155,000	151,681
CoreCivic, Inc.
4.13%, 4/1/20	30,000	29,775
4.63%, 5/1/23	75,000	69,750
CPG Merger Sub LLC
8.00%, 10/1/21(a)	50,000	49,750
Credit Acceptance Corp.
6.13%, 2/15/21	29,000	29,109
7.38%, 3/15/23	35,000	36,050
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	125,000	124,687
Crown Americas LLC
4.50%, 1/15/23	105,000	103,582
CSC Holdings LLC
8.63%, 2/15/19	50,000	50,563
6.75%, 11/15/21	154,000	161,700
10.13%, 1/15/23(a)	200,000	217,020
CSI Compressco L.P.
7.25%, 8/15/22	30,000	27,675
CVR Partners L.P.
9.25%, 6/15/23(a)	80,000	84,324
CVR Refining LLC
6.50%, 11/1/22	100,000	99,500
Darling Ingredients, Inc.
5.38%, 1/15/22	75,000	75,187
David’s Bridal, Inc.
7.75%, 10/15/20(a)(d)	25,000	10,125
DaVita, Inc.
5.75%, 8/15/22	150,000	152,437
DCP Midstream Operating L.P.
2.70%, 4/1/19	30,000	29,888
5.35%, 3/15/20(a)	122,000	123,525
4.95%, 4/1/22	35,000	35,000
3.88%, 3/15/23	60,000	57,750
5.85%, 5/21/43, (5.85% fixed rate until 5/21/23; 3-month U.S. dollar London Interbank Offered Rate + 3.85% thereafter)(a)(c)	70,000	59,150
Dean Foods Co.
6.50%, 3/15/23(a)(b)	65,000	57,200
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(a)	62,000	63,860
Dell International LLC
5.88%, 6/15/21(a)	207,000	210,402
Dell, Inc.
5.88%, 6/15/19(b)	60,000	60,675
4.63%, 4/1/21	50,000	49,776
Denbury Resources, Inc.
9.00%, 5/15/21(a)	55,000	55,413
9.25%, 3/31/22(a)	75,000	75,187
5.50%, 5/1/22	60,000	46,218
4.63%, 7/15/23	65,000	46,150
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	55,000	53,969
DISH DBS Corp.
7.88%, 9/1/19	125,000	128,594
5.13%, 5/1/20	155,000	155,194
6.75%, 6/1/21	235,000	239,406
5.88%, 7/15/22	195,000	186,712
5.00%, 3/15/23	230,000	202,112
DJO Finance LLC
10.75%, 4/15/20	40,000	40,150
8.13%, 6/15/21(a)	135,000	140,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23(a)	25,000	25,375
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)(b)	35,000	35,525
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	70,000	70,700
4.63%, 12/1/22	75,000	76,464
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	37,565	39,162
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	110,000	110,137
Eclipse Resources Corp.
8.88%, 7/15/23	90,000	88,200
Edgewell Personal Care Co.
4.70%, 5/19/21	75,000	74,344
4.70%, 5/24/22	52,000	50,895
Elanco Animal Health, Inc.
3.91%, 8/27/21(a)	75,000	74,988
4.27%, 8/28/23(a)	95,000	94,381
Eldorado Resorts, Inc.
7.00%, 8/1/23	75,000	78,562
EMC Corp.
2.65%, 6/1/20	240,000	233,767
3.38%, 6/1/23	105,000	95,007
Encompass Health Corp.
5.13%, 3/15/23	55,000	55,206
Endo Finance LLC
5.75%, 1/15/22(a)	120,000	107,400
7.25%, 1/15/22(a)	55,000	51,700
5.38%, 1/15/23(a)	110,000	91,025
6.00%, 7/15/23(a)	200,000	167,028
Energen Corp.
4.63%, 9/1/21	35,000	35,175
Energy Transfer L.P.
7.50%, 10/15/20	59,000	62,393
4.25%, 3/15/23	150,000	146,812
Energy Ventures Gom LLC
11.00%, 2/15/23(a)	40,000	43,700
EnerSys
5.00%, 4/30/23(a)	68,000	66,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
EnLink Midstream Partners L.P.
2.70%, 4/1/19	$40,000	$39,701
Enviva Partners L.P.
8.50%, 11/1/21	35,000	36,181
EP Energy LLC
6.38%, 6/15/23	35,000	15,750
Equinix, Inc.
5.38%, 1/1/22	125,000	126,992
5.38%, 4/1/23	155,000	156,937
Exela Intermediate LLC
10.00%, 7/15/23(a)	125,000	126,719
Ferrellgas L.P.
6.50%, 5/1/21(b)	50,000	42,875
6.75%, 1/15/22(b)	45,000	38,363
6.75%, 6/15/23(b)	45,000	38,025
First Data Corp.
5.38%, 8/15/23(a)	130,000	131,137
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	69,000	67,879
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(a)	30,000	24,825
Foresight Energy LLC
11.50%, 4/1/23(a)(b)	70,000	60,900
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	100,000	101,995
Forum Energy Technologies, Inc.
6.25%, 10/1/21	35,000	33,950
Freeport-McMoRan, Inc.
3.10%, 3/15/20	175,000	172,812
4.00%, 11/14/21	70,000	68,425
3.55%, 3/1/22	200,000	190,750
6.88%, 2/15/23	75,000	78,375
3.88%, 3/15/23	195,000	182,081
Fresh Market, Inc. (The)
9.75%, 5/1/23(a)	85,000	63,308
Frontier Communications Corp.
7.13%, 3/15/19(b)	40,000	40,100
8.75%, 4/15/22(b)	75,000	55,313
10.50%, 9/15/22(b)	240,000	193,200
7.13%, 1/15/23	95,000	61,750
FS Energy & Power Fund
7.50%, 8/15/23(a)	95,000	93,337
FTS International, Inc.
6.25%, 5/1/22	40,000	37,650
GameStop Corp.
6.75%, 3/15/21(a)(b)	50,000	50,625
Gates Global LLC
6.00%, 7/15/22(a)	83,000	82,896
GCI LLC
6.75%, 6/1/21	55,000	55,069
Genesis Energy L.P.
6.75%, 8/1/22	130,000	129,675
6.00%, 5/15/23	50,000	47,313
GenOn Energy, Inc.
7.88%, 6/15/17(d)(e)	70,000	44,800
Genworth Holdings, Inc.
7.70%, 6/15/20	115,000	117,587
7.20%, 2/15/21	55,000	55,756
7.63%, 9/24/21	75,000	76,125
4.90%, 8/15/23	45,000	39,038
GEO Group, Inc. (The)
5.88%, 1/15/22	80,000	78,761
5.13%, 4/1/23	30,000	27,188
Global Partners L.P.
6.25%, 7/15/22	100,000	99,030
Gogo Intermediate Holdings LLC
12.50%, 7/1/22(a)(b)	145,000	158,231
Graphic Packaging International LLC
4.88%, 11/15/22	50,000	49,625
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	75,000	76,890
Great Western Petroleum LLC
9.00%, 9/30/21(a)	50,000	46,250
Griffon Corp.
5.25%, 3/1/22	115,000	107,812
Group 1 Automotive, Inc.
5.00%, 6/1/22	50,000	48,938
Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/21(a)	90,000	86,175
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	54,000	53,460
9.25%, 3/1/21(a)(b)	80,000	74,200
8.38%, 8/15/22(a)	75,000	69,750
HCA Healthcare, Inc.
6.25%, 2/15/21	160,000	165,600
HCA, Inc.
4.25%, 10/15/19	70,000	70,306
6.50%, 2/15/20	350,000	360,500
7.50%, 2/15/22	210,000	227,325
5.88%, 3/15/22	170,000	177,097
4.75%, 5/1/23	140,000	140,350
5.88%, 5/1/23	175,000	181,562
Hecla Mining Co.
6.88%, 5/1/21	65,000	64,878
Herc Rentals, Inc.
7.50%, 6/1/22(a)	65,000	68,413
Hertz Corp. (The)
5.88%, 10/15/20	70,000	69,230
7.38%, 1/15/21	50,000	49,638
7.63%, 6/1/22(a)	155,000	152,675
6.25%, 10/15/22(b)	75,000	66,188
Hexion Nova Scotia Finance ULC
9.00%, 11/15/20	70,000	33,600
Hexion, Inc.
6.63%, 4/15/20	185,000	153,550
10.00%, 4/15/20	40,000	34,600
10.38%, 2/1/22(a)	75,000	62,813
HighPoint Operating Corp.
7.00%, 10/15/22(b)	39,000	36,855
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(a)	45,000	46,069
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	55,000	47,300
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	65,000	43,550
5.00%, 3/1/21(b)	50,000	30,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Hot Topic, Inc.
9.25%, 6/15/21(a)	$27,000	$27,000
Hughes Satellite Systems Corp.
6.50%, 6/15/19	130,000	132,031
7.63%, 6/15/21	122,000	127,911
Huntsman International LLC
4.88%, 11/15/20	103,000	104,416
5.13%, 11/15/22	50,000	51,088
Icahn Enterprises L.P.
6.00%, 8/1/20	100,000	100,875
5.88%, 2/1/22	145,000	146,041
6.25%, 2/1/22	210,000	213,937
IFM US Colonial Pipeline 2 LLC
6.45%, 5/1/21(a)	100,000	103,867
Immucor, Inc.
11.13%, 2/15/22(a)(b)	55,000	56,375
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	75,000	75,187
Infor U.S., Inc.
5.75%, 8/15/20(a)	75,000	75,654
6.50%, 5/15/22	260,000	259,675
Informatica LLC
7.13%, 7/15/23(a)	83,000	83,622
Ingles Markets, Inc.
5.75%, 6/15/23	100,000	99,750
Ingram Micro, Inc.
5.00%, 8/10/22	50,000	49,166
International Game Technology PLC
6.25%, 2/15/22(a)	200,000	207,000
Intrepid Aviation Group Holdings LLC
8.50%, 8/15/21(a)(b)	55,000	55,275
INVISTA Finance LLC
4.25%, 10/15/19(a)	165,000	165,346
IQVIA, Inc.
4.88%, 5/15/23(a)	125,000	125,156
Iridium Communications, Inc.
10.25%, 4/15/23(a)	51,000	55,335
Iron Mountain, Inc.
4.38%, 6/1/21(a)	95,000	94,287
6.00%, 8/15/23	103,000	105,317
iStar, Inc.
5.00%, 7/1/19	19,000	19,038
4.63%, 9/15/20	85,000	84,469
6.00%, 4/1/22	43,000	42,529
5.25%, 9/15/22	50,000	47,875
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	150,000	154,125
10.25%, 11/15/22(a)	25,000	27,063
Jaguar Holding Co. II
6.38%, 8/1/23(a)	170,000	168,937
JC Penney Corp., Inc.
5.88%, 7/1/23(a)	55,000	45,788
Jefferies Finance LLC
6.88%, 4/15/22(a)	200,000	200,560
Jones Energy Holdings LLC
6.75%, 4/1/22	125,000	46,250
9.25%, 3/15/23(a)	50,000	47,438
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	85,000	90,737
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)(b)	130,000	120,900
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	40,000	37,200
KB Home
4.75%, 5/15/19	100,000	100,250
7.50%, 9/15/22	50,000	52,250
7.63%, 5/15/23	40,000	41,800
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23(a)(b)	82,000	79,950
KGA Escrow LLC
7.50%, 8/15/23(a)	46,000	46,748
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	25,000	25,469
12.50%, 11/1/21(a)	45,000	48,375
KLX, Inc.
5.88%, 12/1/22(a)	72,000	74,133
L Brands, Inc.
6.63%, 4/1/21	80,000	84,000
5.63%, 2/15/22	120,000	123,000
5.63%, 10/15/23	60,000	60,675
Ladder Capital Finance Holdings LLLP
5.88%, 8/1/21(a)	20,000	20,075
5.25%, 3/15/22(a)	51,000	50,618
Lamar Media Corp.
5.00%, 5/1/23	75,000	75,187
Laredo Petroleum, Inc.
5.63%, 1/15/22(b)	75,000	71,063
Lee Enterprises, Inc.
9.50%, 3/15/22(a)	55,000	56,788
Leidos Holdings, Inc.
4.45%, 12/1/20	45,000	45,338
Lennar Corp.
4.50%, 6/15/19	114,000	114,570
6.63%, 5/1/20	75,000	77,812
8.38%, 1/15/21	49,000	52,981
4.75%, 4/1/21	25,000	25,188
6.25%, 12/15/21	67,000	69,429
4.13%, 1/15/22	80,000	78,200
4.75%, 11/15/22	79,000	78,735
Level 3 Financing, Inc.
5.38%, 8/15/22	100,000	100,000
5.63%, 2/1/23	125,000	125,250
5.13%, 5/1/23	75,000	74,438
Level 3 Parent LLC
5.75%, 12/1/22	55,000	55,138
Lexmark International, Inc.
7.13%, 3/15/20	50,000	44,000
LifePoint Health, Inc.
5.50%, 12/1/21	130,000	131,332
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	80,000	80,700
LKQ Corp.
4.75%, 5/15/23	65,000	62,238
Lonestar Resources America, Inc.
11.25%, 1/1/23(a)	30,000	30,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
LSB Industries, Inc.
9.63%, 5/1/23(a)(b)	$84,000	$86,310
LSC Communications, Inc.
8.75%, 10/15/23(a)	55,000	57,956
LTF Merger Sub, Inc.
8.50%, 6/15/23(a)	50,000	51,625
M/I Homes, Inc.
6.75%, 1/15/21	50,000	50,063
Mack-Cali Realty L.P.
3.15%, 5/15/23	25,000	22,068
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	95,000	94,240
5.75%, 8/1/22(a)(b)	95,000	86,830
4.75%, 4/15/23(b)	90,000	72,900
5.63%, 10/15/23(a)(b)	90,000	77,400
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	50,000	54,000
Martin Midstream Partners L.P.
7.25%, 2/15/21	55,000	53,900
Masonite International Corp.
5.63%, 3/15/23(a)	48,000	48,060
MasTec, Inc.
4.88%, 3/15/23	45,000	43,819
Mattel, Inc.
4.35%, 10/1/20(b)	30,000	29,625
2.35%, 8/15/21	50,000	45,125
3.15%, 3/15/23	25,000	21,375
MBIA, Inc.
6.40%, 8/15/22	40,000	38,800
Meritage Homes Corp.
7.00%, 4/1/22	65,000	67,356
MGIC Investment Corp.
5.75%, 8/15/23	70,000	71,488
MGM Resorts International
5.25%, 3/31/20	100,000	101,500
6.75%, 10/1/20	155,000	161,897
6.63%, 12/15/21	150,000	157,500
7.75%, 3/15/22	180,000	193,950
6.00%, 3/15/23	115,000	117,156
Michaels Stores, Inc.
5.88%, 12/15/20(a)	50,000	50,063
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	42,000	37,380
Midcontinent Communications
6.88%, 8/15/23(a)	87,000	90,480
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	44,000	44,627
Molina Healthcare, Inc.
5.38%, 11/15/22	95,000	95,214
Momentive Performance Materials, Inc.
3.88%, 10/24/21	125,000	134,375
Monitronics International, Inc.
9.13%, 4/1/20(b)	60,000	38,100
Moog, Inc.
5.25%, 12/1/22(a)	75,000	75,187
Multi-Color Corp.
6.13%, 12/1/22(a)	11,000	11,055
Murphy Oil Corp.
4.00%, 6/1/22(b)	45,000	42,967
4.45%, 12/1/22	80,000	77,007
Murphy Oil USA, Inc.
6.00%, 8/15/23	55,000	55,894
Murray Energy Corp.
11.25%, 4/15/21(a)(b)	31,000	19,995
Nabors Industries, Inc.
5.00%, 9/15/20	54,000	53,718
4.63%, 9/15/21	70,000	65,457
5.50%, 1/15/23(b)	75,000	66,353
5.10%, 9/15/23	35,000	29,577
National CineMedia LLC
6.00%, 4/15/22	40,000	40,350
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	100,000	101,250
Nationstar Mortgage LLC
6.50%, 7/1/21	60,000	60,075
Natural Resource Partners L.P.
10.50%, 3/15/22	55,000	57,613
Navient Corp.
5.50%, 1/15/19	140,000	140,105
4.88%, 6/17/19	105,000	105,328
8.00%, 3/25/20	200,000	207,000
5.00%, 10/26/20	55,000	54,588
5.88%, 3/25/21	113,000	112,520
6.63%, 7/26/21	70,000	70,875
7.25%, 1/25/22	80,000	81,900
6.50%, 6/15/22	90,000	90,450
5.50%, 1/25/23	115,000	108,819
7.25%, 9/25/23	65,000	65,569
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	70,000	55,300
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	70,000	46,900
NCL Corp., Ltd.
4.75%, 12/15/21(a)	100,000	100,500
NCR Corp.
4.63%, 2/15/21	60,000	59,250
5.88%, 12/15/21	40,000	39,550
5.00%, 7/15/22	110,000	105,050
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	110,000	54,450
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	60,000	30,300
Neovia Logistics Services LLC
8.88%, 8/1/20(a)	40,000	34,800
Netflix, Inc.
5.38%, 2/1/21(b)	88,000	90,200
5.50%, 2/15/22	65,000	66,625
New Home Co., Inc. (The)
7.25%, 4/1/22	75,000	73,125
Newfield Exploration Co.
5.75%, 1/30/22	110,000	112,612
Nexstar Broadcasting, Inc.
6.13%, 2/15/22(a)	85,000	86,275
5.88%, 11/15/22	40,000	40,500
NGL Energy Partners L.P.
5.13%, 7/15/19	40,000	40,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
NGPL PipeCo LLC
4.38%, 8/15/22(a)	$70,000	$69,213
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	100,000	100,594
Nielsen Finance LLC
4.50%, 10/1/20	50,000	49,860
5.00%, 4/15/22(a)	275,000	269,610
Northwest Acquisitions ULC
7.13%, 11/1/22(a)	95,000	94,287
Northwest Hardwoods, Inc.
7.50%, 8/1/21(a)	30,000	23,250
Nuance Communications, Inc.
5.38%, 8/15/20(a)	13,000	13,033
NuStar Logistics L.P.
4.80%, 9/1/20	95,000	93,773
6.75%, 2/1/21	30,000	30,975
4.75%, 2/1/22	25,000	24,063
Oasis Petroleum, Inc.
6.88%, 3/15/22	48,000	47,580
6.88%, 1/15/23	75,000	74,156
Ocwen Loan Servicing LLC
8.38%, 11/15/22(a)	35,000	33,950
OI European Group B.V.
4.00%, 3/15/23(a)	40,000	37,500
Omnimax International, Inc.
12.00%, 8/15/20(a)	100,000	103,625
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	185,000	178,987
Outfront Media Capital LLC
5.25%, 2/15/22	80,000	80,258
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	50,000	49,938
5.88%, 8/15/23(a)	75,000	75,281
Oxford Finance LLC
6.38%, 12/15/22(a)	40,000	39,800
Pacific Drilling S.A.
8.38%, 10/1/23(a)	90,000	88,875
Park Aerospace Holdings Ltd.
3.63%, 3/15/21(a)	30,000	29,325
5.25%, 8/15/22(a)	195,000	195,731
4.50%, 3/15/23(a)	95,000	92,625
Parker Drilling Co.
6.75%, 7/15/22(b)	35,000	20,125
Party City Holdings, Inc.
6.13%, 8/15/23(a)(b)	40,000	40,300
PBF Logistics L.P.
6.88%, 5/15/23	55,000	55,275
Peabody Energy Corp.
6.00%, 3/31/22(a)	120,000	119,025
Penske Automotive Group, Inc.
3.75%, 8/15/20	55,000	55,069
5.75%, 10/1/22	85,000	85,850
PetSmart, Inc.
7.13%, 3/15/23(a)	220,000	148,500
PF Chang’s China Bistro, Inc.
10.25%, 6/30/20(a)	70,000	66,500
PH Glatfelter Co.
5.38%, 10/15/20	30,000	29,888
PHI, Inc.
5.25%, 3/15/19(b)	75,000	62,625
Pioneer Energy Services Corp.
6.13%, 3/15/22	30,000	24,075
Pioneer Holdings LLC
9.00%, 11/1/22(a)	25,000	25,563
Pitney Bowes, Inc.
3.88%, 9/15/20	45,000	44,325
3.88%, 10/1/21	55,000	52,869
4.38%, 5/15/22(b)	80,000	74,840
4.70%, 4/1/23	50,000	46,375
Plantronics, Inc.
5.50%, 5/31/23(a)	50,000	48,500
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	130,000	132,925
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	165,000	164,794
PolyOne Corp.
5.25%, 3/15/23	50,000	50,125
PQ Corp.
6.75%, 11/15/22(a)	100,000	104,250
Prestige Brands, Inc.
5.38%, 12/15/21(a)	97,000	96,394
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	360,000	382,500
PulteGroup, Inc.
4.25%, 3/1/21	80,000	80,300
Pyxus International, Inc.
8.50%, 4/15/21(a)	55,000	54,588
9.88%, 7/15/21	60,000	51,000
QEP Resources, Inc.
6.88%, 3/1/21	65,000	68,494
5.38%, 10/1/22	90,000	89,887
Quorum Health Corp.
11.63%, 4/15/23(b)	35,000	34,475
QVC, Inc.
3.13%, 4/1/19	40,000	39,934
5.13%, 7/2/22	50,000	50,679
4.38%, 3/15/23	105,000	102,011
Qwest Corp.
6.75%, 12/1/21	105,000	109,678
Radiate Holdco LLC
6.88%, 2/15/23(a)	55,000	51,700
Range Resources Corp.
5.88%, 7/1/22	110,000	109,037
5.00%, 3/15/23	120,000	113,475
Realogy Group LLC
4.50%, 4/15/19(a)	115,000	115,144
5.25%, 12/1/21(a)	99,000	96,525
4.88%, 6/1/23(a)(b)	95,000	85,856
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(a)	75,000	78,515
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	60,000	59,700
Resolute Energy Corp.
8.50%, 5/1/20	25,000	25,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Resolute Forest Products, Inc.
5.88%, 5/15/23	$115,000	$115,575
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	50,000	40,875
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	387,643	387,643
5.13%, 7/15/23(a)	160,000	156,400
RHP Hotel Properties L.P.
5.00%, 4/15/21	35,000	34,825
5.00%, 4/15/23	81,000	80,392
Rite Aid Corp.
6.13%, 4/1/23(a)	195,000	168,675
Riverbed Technology, Inc.
8.88%, 3/1/23(a)(b)	50,000	41,750
Rivers Pittsburgh Borrower L.P.
6.13%, 8/15/21(a)	85,000	83,725
Rowan Cos., Inc.
4.88%, 6/1/22(b)	139,000	125,621
Sable International Finance Ltd.
6.88%, 8/1/22(a)	200,000	206,100
Sable Permian Resources Land LLC
8.00%, 6/15/20(a)(b)	22,000	20,680
7.13%, 11/1/20(a)	70,000	30,800
13.00%, 11/30/20(a)	50,000	52,250
7.38%, 11/1/21(a)	65,000	28,600
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	75,000	75,000
Safeway, Inc.
5.00%, 8/15/19	50,000	50,375
Sanchez Energy Corp.
7.75%, 6/15/21	63,000	18,743
6.13%, 1/15/23	130,000	33,150
7.25%, 2/15/23(a)(b)	50,000	43,000
Sanmina Corp.
4.38%, 6/1/19(a)	80,000	80,100
SBA Communications Corp.
4.88%, 7/15/22	110,000	109,725
4.00%, 10/1/22	90,000	87,300
SCANA Corp.
4.75%, 5/15/21(b)	50,000	50,202
4.13%, 2/1/22	35,000	34,485
Scientific Games International, Inc.
6.63%, 5/15/21	50,000	48,500
10.00%, 12/1/22	280,000	291,172
Sealed Air Corp.
6.50%, 12/1/20(a)(b)	75,000	78,187
4.88%, 12/1/22(a)	75,000	75,000
5.25%, 4/1/23(a)	70,000	70,700
Select Medical Corp.
6.38%, 6/1/21	65,000	65,712
SemGroup Corp.
5.63%, 7/15/22	40,000	38,400
Seminole Hard Rock Entertainment, Inc.
5.88%, 5/15/21(a)	45,000	45,422
Sensata Technologies B.V.
4.88%, 10/15/23(a)	60,000	59,025
Service Corp. International
5.38%, 1/15/22	42,000	42,289
SESI LLC
7.13%, 12/15/21	45,000	42,638
Shea Homes L.P.
5.88%, 4/1/23(a)	40,000	37,000
Sinclair Television Group, Inc.
5.38%, 4/1/21	55,000	55,138
6.13%, 10/1/22	67,000	68,089
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	105,000	101,796
4.63%, 5/15/23(a)	50,000	48,700
SM Energy Co.
6.13%, 11/15/22(b)	58,000	57,275
Sonic Automotive, Inc.
5.00%, 5/15/23(b)	30,000	27,450
Sophia L.P.
9.00%, 9/30/23(a)	60,000	62,100
Sotera Health Holdings LLC
6.50%, 5/15/23(a)	50,000	49,375
Sotero Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	50,000	48,875
Southern Star Central Corp.
5.13%, 7/15/22(a)	45,000	44,325
Southwestern Energy Co.
4.10%, 3/15/22	115,000	111,262
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	100,000	102,250
Spectrum Brands, Inc.
6.63%, 11/15/22	50,000	51,150
Springleaf Finance Corp.
5.25%, 12/15/19	75,000	75,469
8.25%, 12/15/20	150,000	158,745
7.75%, 10/1/21	75,000	78,750
6.13%, 5/15/22	153,000	153,765
5.63%, 3/15/23	95,000	91,675
8.25%, 10/1/23	70,000	73,850
Sprint Capital Corp.
6.90%, 5/1/19	206,000	208,832
Sprint Communications, Inc.
7.00%, 3/1/20(a)	90,000	93,262
7.00%, 8/15/20	103,000	106,862
11.50%, 11/15/21	130,000	150,865
6.00%, 11/15/22	215,000	215,451
Sprint Corp.
7.25%, 9/15/21	155,000	161,975
7.88%, 9/15/23	395,000	416,606
Standard Industries, Inc.
5.50%, 2/15/23(a)	90,000	88,537
StandardAero Aviation Holdings, Inc.
10.00%, 7/15/23(a)	50,000	53,750
Starwood Property Trust, Inc.
3.63%, 2/1/21(a)	90,000	87,525
5.00%, 12/15/21	74,000	74,083
Steel Dynamics, Inc.
5.13%, 10/1/21	100,000	100,375
5.25%, 4/15/23	65,000	65,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Summit Materials LLC
6.13%, 7/15/23	$65,000	$64,673
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	56,000	22,400
Sunoco L.P.
4.88%, 1/15/23, Series WI	95,000	92,862
Surgery Center Holdings, Inc.
8.88%, 4/15/21(a)(b)	40,000	40,800
Symantec Corp.
4.20%, 9/15/20	125,000	125,700
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	50,000	50,188
T-Mobile USA, Inc.
4.00%, 4/15/22(b)	205,000	202,181
6.00%, 3/1/23	140,000	143,431
Talen Energy Supply LLC
4.60%, 12/15/21	55,000	50,463
9.50%, 7/15/22(a)(b)	50,000	50,875
Tapstone Energy LLC
9.75%, 6/1/22(a)	30,000	24,788
Targa Resources Partners L.P.
4.13%, 11/15/19	80,000	80,200
5.25%, 5/1/23	100,000	100,000
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	95,000	94,910
6.63%, 5/15/22	35,000	35,263
5.88%, 4/15/23(a)	43,000	42,301
Teekay Offshore Partners L.P.
8.50%, 7/15/23(a)(b)	75,000	73,313
TEGNA, Inc.
4.88%, 9/15/21(a)	150,000	150,000
6.38%, 10/15/23	75,000	77,437
Tempur Sealy International, Inc.
5.63%, 10/15/23	55,000	54,175
Tenet Healthcare Corp.
6.75%, 2/1/20	65,000	66,706
4.75%, 6/1/20	95,000	95,119
6.00%, 10/1/20	250,000	255,687
4.50%, 4/1/21	80,000	79,616
4.38%, 10/1/21	135,000	133,987
7.50%, 1/1/22(a)	120,000	124,650
8.13%, 4/1/22	375,000	391,406
6.75%, 6/15/23(b)	200,000	198,250
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	50,000	47,688
TIBCO Software, Inc.
11.38%, 12/1/21(a)	100,000	106,125
TMX Finance LLC
11.13%, 4/1/23(a)	60,000	54,825
Toll Brothers Finance Corp.
5.88%, 2/15/22	25,000	25,594
4.38%, 4/15/23	35,000	33,829
Townsquare Media, Inc.
6.50%, 4/1/23(a)	25,000	23,156
TPC Group, Inc.
8.75%, 12/15/20(a)	100,000	97,000
TransDigm, Inc.
5.50%, 10/15/20	65,000	65,061
6.00%, 7/15/22	120,000	120,300
Transocean, Inc.
6.50%, 11/15/20(b)	30,000	30,225
8.38%, 12/15/21	31,000	31,814
5.80%, 10/15/22(b)	40,000	37,000
9.00%, 7/15/23(a)	185,000	190,319
TRI Pointe Group, Inc.
4.38%, 6/15/19	66,000	65,815
4.88%, 7/1/21	30,000	29,025
Tribune Media Co.
5.88%, 7/15/22	102,000	103,785
Triumph Group, Inc.
4.88%, 4/1/21	70,000	65,275
5.25%, 6/1/22	80,000	72,200
Ultra Resources, Inc.
6.88%, 4/15/22(a)	85,000	43,350
Unit Corp.
6.63%, 5/15/21	65,000	63,050
United Continental Holdings, Inc.
4.25%, 10/1/22	74,000	72,613
United Rentals North America, Inc.
4.63%, 7/15/23	135,000	134,662
United States Steel Corp.
7.38%, 4/1/20(b)	45,000	47,166
Uniti Group L.P.
6.00%, 4/15/23(a)	50,000	47,750
8.25%, 10/15/23	130,000	121,062
Univar USA, Inc.
6.75%, 7/15/23(a)(b)	40,000	40,000
Universal Hospital Services, Inc.
7.63%, 8/15/20	125,000	125,156
Univision Communications, Inc.
6.75%, 9/15/22(a)	39,000	39,488
5.13%, 5/15/23(a)	170,000	159,587
Urban One, Inc.
9.25%, 2/15/20(a)(b)	25,000	24,375
7.38%, 4/15/22(a)	35,000	34,300
VeriSign, Inc.
4.63%, 5/1/23	125,000	125,312
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	45,000	43,369
VFH Parent LLC
6.75%, 6/15/22(a)	120,000	121,776
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	80,000	77,072
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	55,000	46,338
9.75%, 4/15/23(a)	25,000	21,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Vista Outdoor, Inc.
5.88%, 10/1/23	$40,000	$38,100
Vistra Energy Corp.
7.38%, 11/1/22	260,000	270,400
5.88%, 6/1/23	55,000	55,894
Voya Financial, Inc.
5.65%, 5/15/53, (5.65% fixed rate until 5/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.58% thereafter)(c)	75,000	72,375
W/S Packaging Holdings, Inc.
9.00%, 4/15/23(a)	45,000	45,788
Watco Cos. LLC
6.38%, 4/1/23(a)	50,000	50,375
Weatherford International Ltd.
5.13%, 9/15/20	35,000	29,575
7.75%, 6/15/21(b)	110,000	90,750
4.50%, 4/15/22	60,000	39,900
8.25%, 6/15/23(b)	70,000	46,550
WESCO Distribution, Inc.
5.38%, 12/15/21	103,000	103,515
WEX, Inc.
4.75%, 2/1/23(a)	50,000	49,510
Whiting Petroleum Corp.
5.75%, 3/15/21	95,000	94,287
6.25%, 4/1/23(b)	75,000	74,070
William Carter Co. (The)
5.25%, 8/15/21	59,000	59,221
William Lyon Homes, Inc.
7.00%, 8/15/22	75,000	75,397
6.00%, 9/1/23	35,000	32,288
Williams Scotsman International, Inc.
6.88%, 8/15/23(a)	35,000	34,475
Windstream Services LLC
6.38%, 8/1/23(a)(b)	50,000	22,500
6.38%, 8/1/23	50,000	22,500
WMG Acquisition Corp.
5.00%, 8/1/23(a)	50,000	49,500
WPX Energy, Inc.
6.00%, 1/15/22	104,000	104,780
8.25%, 8/1/23	105,000	115,237
WR Grace & Co-Conn
5.13%, 10/1/21(a)	115,000	116,115
Wyndham Destinations, Inc.
4.25%, 3/1/22	70,000	67,725
3.90%, 3/1/23	85,000	80,351
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	75,000	71,531
XPO Logistics, Inc.
6.50%, 6/15/22(a)	172,000	175,655
6.13%, 9/1/23(a)	65,000	65,650
York Risk Services Holding Corp.
8.50%, 10/1/22(a)	35,000	28,525
Yum! Brands, Inc.
5.30%, 9/15/19	35,000	35,438
3.88%, 11/1/20	30,000	30,000
3.75%, 11/1/21	75,000	73,688
Zayo Group LLC
6.00%, 4/1/23	225,000	225,000
Zekelman Industries, Inc.
9.88%, 6/15/23(a)	55,000	58,713

TOTAL CORPORATE BONDS (Cost: $56,708,476)		55,407,382

FOREIGN CORPORATE BONDS - 10.9%

Australia - 0.6%
Barminco Finance Pty Ltd.
6.63%, 5/15/22(a)	35,000	34,300
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	120,000	115,650
5.13%, 3/15/23(a)(b)	75,000	71,250
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)(b)	40,000	40,750
7.88%, 10/15/21(a)	136,000	133,484

Total Australia		395,434

Bermuda - 0.1%
Teekay Corp.
8.50%, 1/15/20(b)	73,000	73,183

Canada - 4.2%
1011778 BC ULC
4.63%, 1/15/22(a)	125,000	124,687
Air Canada
7.75%, 4/15/21(a)	40,000	42,400
Athabasca Oil Corp.
9.88%, 2/24/22(a)(b)	55,000	48,950
Baytex Energy Corp.
5.13%, 6/1/21(a)	25,000	24,063
Bombardier, Inc.
7.75%, 3/15/20(a)	80,000	81,800
8.75%, 12/1/21(a)	130,000	134,550
5.75%, 3/15/22(a)(b)	65,000	62,075
6.00%, 10/15/22(a)	180,000	171,468
6.13%, 1/15/23(a)	150,000	142,875
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	132,000	132,000
6.13%, 7/1/22(a)	95,000	92,150
Canbriam Energy, Inc.
9.75%, 11/15/19(a)	40,000	36,100
Cascades, Inc.
5.50%, 7/15/22(a)	60,000	59,700
Concordia International Corp.
8.00%, 9/6/24	613	593
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	30,000	29,550
Eldorado Gold Corp.
6.13%, 12/15/20(a)	80,000	74,000
GFL Environmental, Inc.
5.63%, 5/1/22(a)	75,000	70,687
5.38%, 3/1/23(a)	25,000	22,938
goeasy Ltd.
7.88%, 11/1/22(a)	65,000	66,787
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	69,000	69,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Imperial Metals Corp.
7.00%, 3/15/19(a)(b)	$30,000	$21,150
Kissner Holdings L.P.
8.38%, 12/1/22(a)	47,000	47,353
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23(a)	90,000	77,625
MEG Energy Corp.
6.38%, 1/30/23(a)	76,000	71,155
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	70,000	70,437
New Gold, Inc.
6.25%, 11/15/22(a)	55,000	47,369
Norbord, Inc.
6.25%, 4/15/23(a)	15,000	15,094
NOVA Chemicals Corp.
5.25%, 8/1/23(a)	90,000	87,187
Open Text Corp.
5.63%, 1/15/23(a)	85,000	86,700
Quebecor Media, Inc.
5.75%, 1/15/23	86,000	88,236
Reliance Intermediate Holdings L.P.
6.50%, 4/1/23(a)	45,000	46,575
Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/23(a)	112,000	109,200
Seven Generations Energy Ltd.
6.75%, 5/1/23(a)(b)	50,000	50,438
6.88%, 6/30/23(a)	56,000	56,280
Taseko Mines Ltd.
8.75%, 6/15/22(a)	50,000	48,875
Teine Energy Ltd.
6.88%, 9/30/22(a)	69,000	67,275
Tervita Escrow Corp.
7.63%, 12/1/21(a)	130,000	128,050
Videotron Ltd.
5.00%, 7/15/22	75,000	74,906
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	26,328	26,460

Total Canada		2,707,169

Finland - 0.2%
Nokia Oyj
3.38%, 6/12/22	125,000	118,906

Germany - 0.6%
Deutsche Bank AG
4.30%, 5/24/28, (4.296% fixed rate until 5/24/23; 5-year U.S. dollar Swap Rate + 2.248% thereafter)(c)	210,000	178,206
IHO Verwaltungs GmbH
4.50%, 9/15/23, Toggle PIK (4.50% Cash or 5.25% PIK)(a)	200,000	187,000

Total Germany		365,206

Ireland - 0.6%
Ardagh Packaging Finance PLC
4.63%, 5/15/23(a)	200,000	195,000
Avolon Holdings Funding Ltd.
5.50%, 1/15/23(a)	95,000	95,475
5.13%, 10/1/23(a)	120,000	119,850

Total Ireland		410,325

Italy - 0.1%
Telecom Italia Capital S.A.
7.18%, 6/18/19	75,000	76,350

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22(a)	30,000	11,400

Luxembourg - 1.6%
Altice Financing S.A.
6.63%, 2/15/23(a)	200,000	198,000
Altice Luxembourg S.A.
7.75%, 5/15/22(a)	275,000	262,968
Intelsat Connect Finance S.A.
9.50%, 2/15/23(a)	135,000	126,394
Intelsat Jackson Holdings S.A.
9.50%, 9/30/22(a)	138,000	159,735
5.50%, 8/1/23	215,000	190,275
Intelsat Luxembourg S.A.
8.13%, 6/1/23	105,000	87,150

Total Luxembourg		1,024,522

Netherlands - 0.6%
NXP B.V.
4.13%, 6/1/21(a)	200,000	198,250
3.88%, 9/1/22(a)	200,000	194,250

Total Netherlands		392,500

New Zealand - 0.1%
Trilogy International Partners LLC
8.88%, 5/1/22(a)	95,000	93,337

Puerto Rico - 0.1%
Popular, Inc.
6.13%, 9/14/23	40,000	40,050

Sweden - 0.2%
Perstorp Holding AB
11.00%, 9/30/21(a)	6,000	6,405
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	105,000	103,004

Total Sweden		109,409

United Kingdom - 1.9%
Algeco Global Finance PLC
8.00%, 2/15/23(a)	200,000	197,000
Avon International Operations, Inc.
7.88%, 8/15/22(a)	85,000	85,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

November 30, 2018

Investments	Principal Amount	Value
Avon Products, Inc.
6.60%, 3/15/20(c)	$84,000	$85,050
7.00%, 3/15/23	63,000	57,330
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20	200,000	201,000
5.25%, 4/15/23	200,000	200,900
Inmarsat Finance PLC
4.88%, 5/15/22(a)	132,000	127,710
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	150,000	134,812
KCA Deutag UK Finance PLC
7.25%, 5/15/21(a)	200,000	164,000

Total United Kingdom		1,253,015

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,294,487)		7,070,806

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%

United States - 8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(f) (Cost: $5,209,393)(g)	5,209,393	5,209,393

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $69,212,356)		67,687,581
Other Assets less Liabilities - (4.7)%		(3,026,493)

NET ASSETS - 100.0%		$64,661,088

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(d)	Security in default on interest payments.
(e)	Security in default on principal payment.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(g)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,038,589 and the total market value of the collateral held by the Fund was $5,223,767. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,374.

PIK	–	Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	72	3/29/19	$(8,133,188)	$(7,875)
U.S. Treasury Ultra Long Term Bond	54	3/20/19	(8,229,937)	4,264
Ultra 10 Year U.S. Treasury Note	401	3/20/19	(50,726,500)	(181,703)

			$(67,089,625)	$(185,314)

†	As of November 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $907,205.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.1%

Federal Home Loan Bank - 0.1%
Federal Home Loan Bank
5.50%, 7/15/36	$ 50,000	$ 62,487
Federal Home Loan Mortgage Corporation - 8.4%
1.63%, 9/29/20	50,000	48,933
4.00%, 3/1/24	39,449	40,221
3.00%, 8/1/29	45,626	45,153
2.50%, 9/1/29	34,769	33,808
6.75%, 9/15/29, Series GDIF	25,000	32,702
2.50%, 2/1/30	30,807	29,843
2.50%, 4/1/30	22,687	22,035
3.00%, 6/1/30	46,148	45,563
3.00%, 12/1/30	43,521	42,868
2.50%, 11/1/31	77,538	74,758
2.50%, 11/1/32	43,916	42,338
3.00%, 1/1/33	44,823	44,149
3.50%, 2/1/33	21,642	21,712
3.50%, 9/1/33	30,803	30,902
3.00%, 12/1/33(a)	25,000	24,606
3.50%, 12/1/33(a)	25,000	25,059
5.00%, 9/1/35	88,284	93,694
3.00%, 9/1/36	61,210	59,456
3.50%, 4/1/37	26,989	26,911
5.50%, 12/1/38	77,471	83,679
4.00%, 2/1/41	177,402	180,213
4.50%, 5/1/41	87,246	90,452
3.50%, 10/1/41	144,865	143,373
3.00%, 4/1/43	90,394	86,931
3.50%, 7/1/43	43,489	43,032
3.00%, 8/1/43	40,075	38,524
4.00%, 12/1/43	33,961	34,310
3.00%, 1/1/44	134,034	128,906
3.50%, 1/1/44	310,444	306,990
4.50%, 4/1/44	31,624	32,578
3.50%, 3/1/45	61,870	60,945
3.00%, 7/1/45	162,303	155,259
3.50%, 9/1/45	54,771	53,952
3.50%, 12/1/45	55,618	54,786
3.50%, 5/1/46	35,489	34,940
3.50%, 8/1/46	78,933	77,908
4.00%, 9/1/46	36,225	36,509
3.00%, 10/1/46	152,124	145,234
3.00%, 11/1/46	108,817	103,868
4.00%, 12/1/46	216,058	217,768
3.50%, 2/1/47	87,262	85,797
4.00%, 2/1/47	64,894	65,387
3.00%, 3/1/47	44,644	42,614
4.50%, 3/1/47	20,446	21,057
4.50%, 5/1/47	25,800	26,566
3.00%, 7/1/47	152,359	145,371
4.00%, 7/1/47	197,666	199,212
4.50%, 8/1/47	19,945	20,533
3.50%, 9/1/47	91,339	89,682
4.00%, 10/1/47	22,459	22,614
4.00%, 1/1/48	46,631	47,042
Total Federal Home Loan Mortgage Corporation		3,660,743
Federal National Mortgage Association - 12.6%
1.00%, 10/24/19	100,000	98,467
2.63%, 9/6/24	75,000	73,481
2.13%, 4/24/26	100,000	93,444
4.00%, 7/1/26	12,212	12,453
3.50%, 12/1/26	15,816	15,874
3.50%, 1/1/27	21,762	21,843
3.00%, 11/1/28	20,424	20,230
2.50%, 4/1/30	29,518	28,608
3.00%, 4/1/30	117,384	116,265
3.00%, 9/1/30	49,198	48,729
3.00%, 10/1/30	26,747	26,492
2.50%, 5/1/31	48,382	46,697
2.50%, 6/1/31	36,551	35,278
2.50%, 9/1/31	34,504	33,302
4.00%, 11/1/31	34,349	34,826
2.50%, 12/1/31	108,732	105,025
3.00%, 6/1/32	24,775	24,478
2.50%, 12/1/32	44,523	42,972
2.50%, 1/1/33	27,209	26,262
6.00%, 4/1/33	37,181	40,681
2.00%, 12/1/33(a)	25,000	23,454
3.00%, 12/1/33(a)	25,000	24,667
3.50%, 12/1/33(a)	50,000	50,143
3.50%, 8/1/34	47,396	47,742
4.00%, 8/1/34	11,567	11,813
6.00%, 8/1/34	25,219	27,596
4.00%, 10/1/35	49,374	50,334
3.50%, 1/1/36	27,575	27,503
3.00%, 11/1/36	41,213	39,996
3.00%, 12/1/36	64,220	62,400
3.00%, 3/1/38	38,341	37,075
4.50%, 11/1/39	93,039	96,788
4.50%, 2/1/41	36,610	38,097
5.50%, 12/1/41	58,452	63,209
4.00%, 2/1/42	129,864	131,721
3.50%, 6/1/42	175,862	174,045
3.00%, 1/1/43	111,060	106,880
3.00%, 4/1/43	150,915	145,183
4.00%, 6/1/43	13,378	13,560
3.50%, 7/1/43	502,404	497,213
3.00%, 9/1/43	115,247	110,884
4.00%, 9/1/43	129,562	131,341
4.00%, 11/1/43	29,103	29,430
4.50%, 5/1/44	22,596	23,377
5.00%, 6/1/44	66,996	71,547
4.00%, 9/1/44	28,422	28,660
4.00%, 10/1/44	32,486	32,759
4.00%, 1/1/45	97,686	98,471
3.50%, 3/1/46	159,411	156,850
3.50%, 4/1/46	33,283	32,770
4.00%, 4/1/46	31,664	31,909
3.50%, 5/1/46	36,395	35,831
4.00%, 7/1/46	292,133	294,181
3.00%, 8/1/46	215,590	205,862
3.00%, 9/1/46	229,279	218,933
3.00%, 10/1/46	128,322	122,531
4.00%, 10/1/46	38,195	38,459
2.50%, 11/1/46	22,593	20,850
3.00%, 11/1/46	40,847	39,167
3.50%, 11/1/46	83,064	81,819
4.00%, 3/1/47	125,691	126,535
4.00%, 4/1/47	67,735	68,187
3.50%, 5/1/47	84,622	83,213
3.50%, 7/1/47	89,968	88,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
3.50%, 9/1/47	$22,956	$22,541
3.50%, 10/1/47	37,615	36,919
3.50%, 11/1/47	28,231	27,703
4.50%, 11/1/47	64,832	66,747
4.50%, 12/1/47	77,363	79,648
3.50%, 3/1/48	223,808	219,620
4.50%, 6/1/48	156,970	161,650
5.00%, 8/1/48	63,374	66,357
Total Federal National Mortgage Association		5,467,955
Government National Mortgage Association - 7.9%
3.00%, 2/20/32	50,821	50,540
3.00%, 5/20/42	76,266	74,099
3.50%, 6/20/42	94,790	94,348
3.00%, 12/20/42	85,152	82,732
3.50%, 3/20/43	65,741	65,209
3.50%, 4/20/43	70,828	70,433
4.50%, 6/20/43	40,051	41,919
3.00%, 4/20/44	25,296	24,529
5.00%, 8/20/44	43,236	45,777
3.50%, 9/20/44	90,958	90,263
3.00%, 12/20/44	241,450	234,117
4.00%, 12/20/44	73,475	74,984
4.50%, 12/20/44	61,945	64,796
3.00%, 4/20/45	33,484	32,373
2.50%, 5/20/45	31,431	29,447
3.50%, 7/20/45	40,043	39,697
3.50%, 9/20/45	37,067	36,745
3.50%, 10/20/45	282,845	280,394
3.00%, 12/20/45	134,730	130,149
4.00%, 12/20/45	29,698	30,307
3.00%, 4/20/46	23,380	22,571
3.00%, 5/20/46	21,347	20,611
3.50%, 6/20/46	92,682	91,793
4.00%, 8/20/46	19,581	19,876
3.50%, 11/20/46	122,815	121,542
3.00%, 12/15/46	95,888	92,592
4.00%, 12/20/46	21,788	22,115
3.00%, 1/20/47	41,611	40,117
4.00%, 1/20/47	33,001	33,443
3.50%, 2/20/47	97,237	96,214
3.00%, 6/20/47	65,247	62,894
3.50%, 8/20/47	67,810	67,095
4.00%, 8/20/47	83,172	84,287
3.50%, 9/20/47	91,462	90,497
4.00%, 11/20/47	71,046	71,999
4.50%, 12/20/47	63,913	66,005
3.50%, 1/20/48	72,383	71,680
4.00%, 1/20/48	69,008	69,933
3.50%, 3/20/48	124,218	122,896
4.00%, 5/20/48	195,423	198,042
4.00%, 6/20/48	98,209	99,525
5.00%, 6/20/48	48,963	51,164
4.50%, 7/20/48	98,779	102,020
3.50%, 12/1/48(a)	25,000	24,710
4.00%, 12/1/48(a)	50,000	50,603
4.50%, 12/1/48(a)	50,000	51,580
Total Government National Mortgage Association		3,438,662
Tennessee Valley Authority - 0.1%
Tennessee Valley Authority
5.25%, 9/15/39	25,000	30,228
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $12,831,117)		12,660,075
U.S. GOVERNMENT OBLIGATIONS - 36.5%

U.S. Treasury Bonds - 7.2%
U.S. Treasury Bond
6.88%, 8/15/25	95,000	117,778
6.75%, 8/15/26	85,000	107,293
6.50%, 11/15/26	90,000	112,607
5.25%, 11/15/28	80,000	95,228
5.25%, 2/15/29	25,000	29,841
6.25%, 5/15/30	50,000	65,411
5.38%, 2/15/31	50,000	61,747
4.50%, 5/15/38	110,000	131,184
4.25%, 5/15/39	200,000	231,164
4.75%, 2/15/41	35,000	43,250
4.38%, 5/15/41	20,000	23,518
3.75%, 8/15/41	75,000	80,697
3.13%, 11/15/41	50,000	48,750
3.00%, 5/15/42	55,000	52,365
3.13%, 2/15/43	25,000	24,247
2.88%, 5/15/43	80,000	74,192
3.63%, 8/15/43	75,000	79,034
3.75%, 11/15/43	140,000	150,516
3.63%, 2/15/44	120,000	126,459
3.38%, 5/15/44	125,000	126,433
3.13%, 8/15/44	75,000	72,637
2.50%, 2/15/45	125,000	107,153
3.00%, 5/15/45	70,000	66,210
2.88%, 8/15/45	115,000	106,065
3.00%, 11/15/45	140,000	132,300
2.50%, 2/15/46	160,000	136,553
2.50%, 5/15/46	165,000	140,688
2.25%, 8/15/46	20,000	16,136
3.00%, 5/15/47	120,000	113,063
2.75%, 8/15/47	65,000	58,197
2.75%, 11/15/47	50,000	44,733
3.13%, 5/15/48	155,000	149,445
3.00%, 8/15/48	200,000	188,160
Total U.S. Treasury Bonds		3,113,054
U.S. Treasury Notes - 29.3%
U.S. Treasury Note
1.00%, 11/30/19	200,000	196,582
1.50%, 4/15/20	200,000	196,543
1.13%, 4/30/20	200,000	195,426
1.38%, 5/31/20	300,000	293,748
1.50%, 5/31/20	150,000	147,135
1.50%, 6/15/20	250,000	245,112
1.63%, 6/30/20	100,000	98,180
1.50%, 7/15/20	100,000	97,926
1.63%, 7/31/20	50,000	49,038
1.38%, 9/30/20	150,000	146,183
2.00%, 9/30/20	150,000	147,826
2.75%, 9/30/20	150,000	149,815
1.63%, 10/15/20	100,000	97,842
2.63%, 11/15/20	200,000	199,266
2.00%, 11/30/20	50,000	49,210
1.88%, 12/15/20	300,000	294,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
1.38%, 1/31/21	$500,000	$484,951
1.13%, 2/28/21	700,000	674,420
1.25%, 3/31/21	700,000	675,746
3.13%, 5/15/21	250,000	251,816
1.38%, 5/31/21	150,000	144,788
2.13%, 8/15/21	225,000	220,882
1.25%, 10/31/21	200,000	191,223
2.00%, 11/15/21	150,000	146,534
1.75%, 11/30/21	250,000	242,314
2.00%, 12/31/21	200,000	195,160
1.88%, 1/31/22	200,000	194,199
1.88%, 2/28/22	200,000	194,047
1.88%, 3/31/22	250,000	242,398
1.88%, 4/30/22	200,000	193,738
1.75%, 5/15/22	250,000	241,074
1.75%, 5/31/22	200,000	192,758
1.88%, 10/31/22	125,000	120,488
2.00%, 10/31/22	210,000	203,417
1.63%, 11/15/22	205,000	195,643
2.00%, 11/30/22	220,000	212,979
2.13%, 12/31/22	160,000	155,522
2.38%, 1/31/23	175,000	171,753
1.50%, 2/28/23	200,000	189,215
1.50%, 3/31/23	150,000	141,738
1.75%, 5/15/23	150,000	143,060
1.38%, 6/30/23	50,000	46,833
2.50%, 8/15/23	100,000	98,426
1.38%, 8/31/23	45,000	42,033
1.38%, 9/30/23	350,000	326,553
1.63%, 10/31/23	475,000	448,086
2.75%, 11/15/23	75,000	74,621
2.13%, 11/30/23	250,000	241,377
2.13%, 2/29/24	375,000	361,340
2.13%, 3/31/24	100,000	96,293
2.00%, 4/30/24	200,000	191,211
2.50%, 5/15/24	25,000	24,516
2.00%, 5/31/24	100,000	95,527
2.00%, 6/30/24	100,000	95,451
2.38%, 8/15/24	105,000	102,125
1.88%, 8/31/24	100,000	94,707
2.13%, 9/30/24	150,000	143,818
2.25%, 10/31/24	50,000	48,248
2.25%, 11/15/24	140,000	134,991
2.13%, 5/15/25	100,000	95,332
2.00%, 8/15/25	100,000	94,379
2.75%, 8/31/25	100,000	98,939
2.25%, 11/15/25	185,000	177,072
1.50%, 8/15/26	125,000	112,525
2.00%, 11/15/26	135,000	125,785
2.25%, 2/15/27	100,000	94,744
2.38%, 5/15/27	140,000	133,727
2.25%, 8/15/27	100,000	94,332
2.25%, 11/15/27	100,000	94,129
2.75%, 2/15/28	35,000	34,281
2.88%, 8/15/28	305,000	301,396
Total U.S. Treasury Notes		12,747,049
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $15,988,212)		15,860,103
CORPORATE BONDS - 21.9%

United States - 21.9%
21st Century Fox America, Inc.
6.65%, 11/15/37	11,000	14,007
3M Co.
2.88%, 10/15/27	40,000	37,611
Abbott Laboratories
3.88%, 9/15/25	20,000	20,066
4.75%, 11/30/36	25,000	25,542
AbbVie, Inc.
3.60%, 5/14/25	20,000	19,106
AEP Texas, Inc.
3.80%, 10/1/47	45,000	39,211
Air Lease Corp.
3.63%, 4/1/27	20,000	17,907
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20	20,000	19,826
Allergan Funding SCS
3.80%, 3/15/25	30,000	28,835
4.85%, 6/15/44	10,000	9,217
Allstate Corp. (The)
4.20%, 12/15/46	25,000	23,630
Altria Group, Inc.
2.85%, 8/9/22	30,000	28,896
Amazon.com, Inc.
2.60%, 12/5/19	10,000	9,960
2.50%, 11/29/22	20,000	19,277
4.05%, 8/22/47	15,000	14,124
American Express Co.
2.50%, 8/1/22	75,000	71,590
3.00%, 10/30/24	50,000	47,203
American Express Credit Corp.
2.70%, 3/3/22	20,000	19,422
American Honda Finance Corp.
2.25%, 8/15/19	10,000	9,898
American International Group, Inc.
4.88%, 6/1/22	26,000	26,694
3.75%, 7/10/25	20,000	18,932
4.50%, 7/16/44	25,000	21,733
American Tower Corp.
3.55%, 7/15/27	40,000	36,802
American Water Capital Corp.
3.40%, 3/1/25	45,000	44,142
4.00%, 12/1/46	25,000	22,907
Amgen, Inc.
4.66%, 6/15/51	94,000	87,372
Anadarko Petroleum Corp.
5.55%, 3/15/26	20,000	20,772
Anthem, Inc.
3.50%, 8/15/24	10,000	9,659
5.85%, 1/15/36	20,000	21,730
4.65%, 1/15/43	25,000	23,818
Apache Corp.
4.25%, 1/15/44	10,000	8,110
Apple, Inc.
1.90%, 2/7/20	25,000	24,714
1.80%, 5/11/20	50,000	49,191
3.45%, 5/6/24	40,000	39,684
4.65%, 2/23/46	20,000	20,430
AT&T, Inc.
2.30%, 3/11/19	20,000	19,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
5.88%, 10/1/19	$20,000	$20,437
3.00%, 2/15/22	15,000	14,656
3.00%, 6/30/22	5,000	4,850
4.30%, 2/15/30	20,000	18,665
4.50%, 5/15/35	5,000	4,439
4.80%, 6/15/44	5,000	4,381
4.35%, 6/15/45	23,000	18,802
5.45%, 3/1/47	45,000	42,658
5.70%, 3/1/57	50,000	47,895
Bank of America Corp.
5.70%, 1/24/22	15,000	15,798
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	37,000	35,525
3.88%, 8/1/25	10,000	9,877
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	50,000	47,099
4.45%, 3/3/26	25,000	24,625
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(b)	20,000	18,895
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(b)	100,000	94,288
4.88%, 4/1/44	20,000	20,127
Bayer US Finance II LLC
2.75%, 7/15/21(c)	20,000	19,333
BB&T Corp.
2.05%, 5/10/21	55,000	53,230
2.85%, 10/26/24	20,000	18,970
Berkshire Hathaway, Inc.
2.75%, 3/15/23	15,000	14,540
3.13%, 3/15/26	50,000	47,760
Biogen, Inc.
5.20%, 9/15/45	25,000	25,206
Boeing Co. (The)
5.88%, 2/15/40	10,000	12,064
BorgWarner, Inc.
4.38%, 3/15/45	10,000	9,019
Boston Properties L.P.
3.85%, 2/1/23	45,000	44,539
Broadcom Corp.
3.00%, 1/15/22	50,000	48,124
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	32,500	32,937
4.55%, 9/1/44	30,000	29,859
Capital One Financial Corp.
3.75%, 3/9/27	35,000	32,370
Cardinal Health, Inc.
3.41%, 6/15/27	20,000	18,031
Caterpillar Financial Services Corp.
1.70%, 8/9/21	10,000	9,566
Caterpillar, Inc.
3.80%, 8/15/42	10,000	9,043
CBS Corp.
7.88%, 7/30/30	35,000	43,408
Celgene Corp.
3.88%, 8/15/25	30,000	28,820
4.55%, 2/20/48	20,000	17,384
Charter Communications Operating LLC
4.46%, 7/23/22	20,000	20,040
6.38%, 10/23/35	50,000	51,176
6.48%, 10/23/45	20,000	20,053
Chevron Corp.
1.56%, 5/16/19	10,000	9,943
2.50%, 3/3/22	75,000	72,766
Cigna Corp.
3.25%, 4/15/25	45,000	42,468
Cisco Systems, Inc.
4.45%, 1/15/20	25,000	25,385
Citigroup, Inc.
2.65%, 10/26/20	30,000	29,494
4.40%, 6/10/25	60,000	59,005
4.45%, 9/29/27	35,000	33,824
5.30%, 5/6/44	20,000	19,954
Clorox Co. (The)
3.10%, 10/1/27	75,000	70,080
CME Group, Inc.
3.00%, 9/15/22	45,000	44,361
Coca-Cola Co. (The)
3.20%, 11/1/23	20,000	19,860
Comcast Corp.
3.15%, 3/1/26	10,000	9,404
2.35%, 1/15/27	15,000	13,148
7.05%, 3/15/33	10,000	12,402
3.90%, 3/1/38	20,000	18,004
4.05%, 11/1/52	20,000	17,023
Concho Resources, Inc.
3.75%, 10/1/27	30,000	27,909
ConocoPhillips
6.50%, 2/1/39	50,000	61,125
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/54	20,000	19,007
Consumers Energy Co.
5.65%, 4/15/20	10,000	10,287
Costco Wholesale Corp.
2.30%, 5/18/22	40,000	38,829
3.00%, 5/18/27	25,000	23,690
Coventry Health Care, Inc.
5.45%, 6/15/21	30,000	30,927
Crown Castle International Corp.
4.88%, 4/15/22	20,000	20,532
CSX Corp.
3.25%, 6/1/27	35,000	32,584
4.50%, 8/1/54	15,000	13,791
CVS Health Corp.
3.38%, 8/12/24	52,000	49,774
5.05%, 3/25/48	20,000	19,486
Dell International LLC
6.02%, 6/15/26(c)	50,000	50,620
Digital Realty Trust L.P.
5.88%, 2/1/20	20,000	20,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Discovery Communications LLC
2.75%, 11/15/19(c)	$60,000	$59,553
3.80%, 3/13/24	40,000	38,841
Dominion Energy, Inc.
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(b)	20,000	20,226
Dow Chemical Co. (The)
4.25%, 11/15/20	25,000	25,278
4.38%, 11/15/42	15,000	12,919
Duke Energy Corp.
3.75%, 4/15/24	40,000	39,580
3.15%, 8/15/27	50,000	45,971
Duke Energy Florida LLC
6.40%, 6/15/38	28,500	35,468
Duke Energy Indiana LLC
6.45%, 4/1/39	20,000	24,848
DXC Technology Co.
4.75%, 4/15/27	15,000	14,721
Eaton Corp.
2.75%, 11/2/22	40,000	38,374
eBay, Inc.
3.80%, 3/9/22	40,000	40,051
Ecolab, Inc.
5.50%, 12/8/41	10,000	11,224
EI du Pont de Nemours & Co.
4.15%, 2/15/43	10,000	11,088
Eli Lilly & Co.
2.35%, 5/15/22	10,000	9,716
Energy Transfer Partners L.P.
4.50%, 11/1/23	32,000	31,791
Enterprise Products Operating LLC
2.55%, 10/15/19	10,000	9,945
5.25%, 1/31/20	10,000	10,189
3.35%, 3/15/23	28,000	27,388
4.45%, 2/15/43	20,000	17,840
Exelon Corp.
3.95%, 6/15/25	65,000	63,717
4.45%, 4/15/46	70,000	65,269
Exelon Generation Co. LLC
6.25%, 10/1/39	10,000	10,353
Express Scripts Holding Co.
4.80%, 7/15/46	30,000	28,298
FedEx Corp.
4.10%, 4/15/43	25,000	21,854
4.55%, 4/1/46	15,000	13,680
Fidelity National Information Services, Inc.
5.00%, 10/15/25	20,000	20,656
Fiserv, Inc.
3.85%, 6/1/25	25,000	24,566
Florida Power & Light Co.
5.96%, 4/1/39	20,000	23,993
Ford Motor Co.
4.75%, 1/15/43	36,000	27,185
FS Investment Corp.
4.00%, 7/15/19	10,000	9,999
4.25%, 1/15/20	25,000	25,010
General Electric Co.
3.10%, 1/9/23	20,000	18,193
4.50%, 3/11/44	20,000	16,140
General Motors Co.
5.15%, 4/1/38	25,000	21,324
General Motors Financial Co., Inc.
3.70%, 11/24/20	30,000	29,812
3.45%, 1/14/22	50,000	48,242
4.30%, 7/13/25	28,000	26,375
George Washington University (The)
4.13%, 9/15/48, Series 2018	20,000	19,162
Gilead Sciences, Inc.
4.50%, 4/1/21	15,000	15,353
3.65%, 3/1/26	20,000	19,440
5.65%, 12/1/41	30,000	32,885
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	12,000	12,103
6.00%, 6/15/20, Series D	20,000	20,697
2.35%, 11/15/21	5,000	4,782
3.00%, 4/26/22	40,000	38,730
4.00%, 3/3/24	5,000	4,916
3.50%, 1/23/25	5,000	4,729
4.25%, 10/21/25	25,000	24,133
3.50%, 11/16/26	55,000	50,701
3.85%, 1/26/27	5,000	4,717
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)	40,000	38,415
6.13%, 2/15/33	5,000	5,657
6.45%, 5/1/36	25,000	27,922
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(b)	5,000	4,375
Halliburton Co.
4.75%, 8/1/43	25,000	23,250
HCP, Inc.
2.63%, 2/1/20	20,000	19,804
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	75,000	72,594
Home Depot, Inc. (The)
2.00%, 6/15/19	10,000	9,950
2.63%, 6/1/22	40,000	39,188
5.88%, 12/16/36	25,000	29,225
3.90%, 6/15/47	10,000	9,141
Honeywell International, Inc.
4.25%, 3/1/21	20,000	20,427
Humana, Inc.
4.95%, 10/1/44	20,000	20,088
Intel Corp.
3.15%, 5/11/27	25,000	23,873
Intercontinental Exchange, Inc.
2.75%, 12/1/20	20,000	19,767
International Business Machines Corp.
8.38%, 11/1/19	25,000	26,156
International Lease Finance Corp.
8.25%, 12/15/20	25,000	26,901
5.88%, 8/15/22	25,000	26,220
International Paper Co.
3.00%, 2/15/27(d)	20,000	18,039
4.35%, 8/15/48	25,000	20,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Invesco Finance PLC
5.38%, 11/30/43	$10,000	$10,694
John Deere Capital Corp.
1.25%, 10/9/19	25,000	24,610
Johnson & Johnson
3.38%, 12/5/23	15,000	15,244
Johnson Controls International PLC
3.63%, 7/2/24(b)	20,000	19,551
6.00%, 1/15/36	25,000	27,574
JPMorgan Chase & Co.
2.30%, 8/15/21(d)	30,000	29,094
4.50%, 1/24/22	35,000	35,883
3.25%, 9/23/22	15,000	14,757
3.88%, 9/10/24	20,000	19,585
3.90%, 7/15/25	50,000	49,088
3.30%, 4/1/26	15,000	14,112
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(b)	70,000	62,471
5.63%, 8/16/43	20,000	21,780
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(b)	20,000	17,502
Kellogg Co.
4.00%, 12/15/20	20,000	20,244
KeyCorp
5.10%, 3/24/21	135,000	139,697
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	22,000	20,864
Kinder Morgan, Inc.
3.15%, 1/15/23	30,000	28,736
Kraft Heinz Foods Co.
3.50%, 6/6/22	32,000	31,484
4.38%, 6/1/46	25,000	20,493
Kroger Co. (The)
2.65%, 10/15/26(d)	25,000	22,046
4.45%, 2/1/47	10,000	8,725
Laboratory Corp. of America Holdings
3.20%, 2/1/22	20,000	19,694
Lockheed Martin Corp.
2.50%, 11/23/20	20,000	19,667
4.09%, 9/15/52	10,000	9,103
Lowe’s Cos., Inc.
4.05%, 5/3/47	10,000	9,020
LYB International Finance B.V.
4.88%, 3/15/44	10,000	9,026
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	5,000	4,670
Magellan Midstream Partners L.P.
4.20%, 10/3/47	45,000	39,275
Marathon Oil Corp.
6.60%, 10/1/37	10,000	10,824
Marathon Petroleum Corp.
5.13%, 3/1/21	30,000	30,806
4.75%, 9/15/44	10,000	8,922
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22	50,000	48,608
McDonald’s Corp.
4.45%, 3/1/47	25,000	23,460
Medtronic, Inc.
4.38%, 3/15/35	50,000	50,253
Merck & Co., Inc.
2.75%, 2/10/25	15,000	14,302
MetLife, Inc.
4.60%, 5/13/46	35,000	34,407
Microsoft Corp.
2.00%, 8/8/23	10,000	9,410
3.50%, 2/12/35	32,000	29,994
4.00%, 2/12/55	25,000	23,531
4.50%, 2/6/57	40,000	41,188
MidAmerican Energy Co.
3.10%, 5/1/27	35,000	33,431
Molson Coors Brewing Co.
2.10%, 7/15/21	25,000	23,968
Morgan Stanley
5.50%, 7/28/21	20,000	20,871
7.25%, 4/1/32	25,000	31,149
4.38%, 1/22/47	45,000	41,228
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,105
Mylan N.V.
3.15%, 6/15/21	20,000	19,518
NIKE, Inc.
2.38%, 11/1/26	20,000	18,088
NiSource, Inc.
4.80%, 2/15/44	25,000	24,318
3.95%, 3/30/48	50,000	43,336
Noble Energy, Inc.
5.05%, 11/15/44	10,000	8,723
Norfolk Southern Corp.
3.15%, 6/1/27	20,000	18,858
Northrop Grumman Corp.
2.55%, 10/15/22	30,000	28,704
3.25%, 8/1/23	45,000	43,876
3.25%, 1/15/28	25,000	23,284
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,548
Occidental Petroleum Corp.
3.40%, 4/15/26	45,000	43,439
4.63%, 6/15/45	15,000	14,719
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	20,000	22,622
Oracle Corp.
3.63%, 7/15/23	20,000	20,015
3.25%, 11/15/27	20,000	19,019
3.80%, 11/15/37	50,000	45,856
4.00%, 7/15/46	20,000	18,185
Owens Corning
4.30%, 7/15/47	55,000	42,095
Pacific Gas & Electric Co.
4.00%, 12/1/46	25,000	19,220
PepsiCo, Inc.
2.00%, 4/15/21	100,000	97,442
2.38%, 10/6/26	15,000	13,585
3.45%, 10/6/46	20,000	17,408
Pfizer, Inc.
4.00%, 12/15/36	75,000	72,556
7.20%, 3/15/39	22,000	30,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Philip Morris International, Inc.
4.88%, 11/15/43	$43,000	$41,933
Phillips 66
4.88%, 11/15/44	10,000	9,500
Pitney Bowes, Inc.
4.63%, 3/15/24(d)	25,000	22,594
Plains All American Pipeline L.P.
3.65%, 6/1/22	32,500	31,587
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/19	25,000	25,470
3.90%, 4/29/24	45,000	44,629
Procter & Gamble Co. (The)
1.70%, 11/3/21	50,000	48,095
3.10%, 8/15/23	15,000	14,908
2.45%, 11/3/26	15,000	13,834
3.50%, 10/25/47	20,000	18,157
Prudential Financial, Inc.
3.91%, 12/7/47	20,000	17,240
QUALCOMM, Inc.
2.60%, 1/30/23	25,000	23,794
Realty Income Corp.
3.25%, 10/15/22	25,000	24,519
Rockwell Collins, Inc.
3.20%, 3/15/24	20,000	19,145
4.80%, 12/15/43	10,000	9,885
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	35,000	41,297
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	25,000	26,065
Santander Holdings USA, Inc.
2.65%, 4/17/20	65,000	64,094
4.40%, 7/13/27	60,000	56,236
Schlumberger Investment S.A.
3.65%, 12/1/23	15,000	14,733
Seagate HDD Cayman
4.25%, 3/1/22(d)	25,000	24,038
Select Income REIT
3.60%, 2/1/20	20,000	19,853
Sempra Energy
2.85%, 11/15/20	30,000	29,549
6.00%, 10/15/39	20,000	21,824
Sherwin-Williams Co. (The)
2.75%, 6/1/22	30,000	28,787
3.45%, 6/1/27	50,000	45,862
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	30,000	28,774
Simon Property Group L.P.
4.38%, 3/1/21	20,000	20,353
3.38%, 12/1/27	40,000	37,669
SITE Centers Corp.
4.70%, 6/1/27	30,000	29,714
Southern California Edison Co.
4.65%, 10/1/43	22,000	21,307
Southern Co. (The)
2.35%, 7/1/21	90,000	86,726
3.25%, 7/1/26	50,000	46,307
Starbucks Corp.
2.00%, 12/5/18	8,000	8,000
3.85%, 10/1/23	40,000	40,329
State Street Corp.
2.65%, 5/19/26	40,000	36,746
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	40,000	36,508
SunTrust Banks, Inc.
2.70%, 1/27/22	35,000	33,860
Synchrony Financial
4.25%, 8/15/24	10,000	9,197
4.50%, 7/23/25	20,000	18,262
Target Corp.
2.30%, 6/26/19	10,000	9,958
3.90%, 11/15/47	15,000	13,359
TD Ameritrade Holding Corp.
3.30%, 4/1/27	20,000	18,776
Texas Instruments, Inc.
2.75%, 3/12/21	25,000	24,719
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	60,000	61,051
2.95%, 9/19/26	15,000	13,683
Time Warner Cable LLC
7.30%, 7/1/38	15,000	16,266
6.75%, 6/15/39	4,500	4,656
4.50%, 9/15/42	15,000	11,865
TJX Cos., Inc. (The)
2.25%, 9/15/26	15,000	13,393
Toyota Motor Credit Corp.
2.60%, 1/11/22	40,000	39,129
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	20,000	24,028
Tyson Foods, Inc.
2.25%, 8/23/21	50,000	48,071
3.95%, 8/15/24	30,000	29,654
U.S. Bancorp
2.35%, 1/29/21	100,000	97,918
3.70%, 1/30/24	40,000	40,142
United Technologies Corp.
2.80%, 5/4/24	15,000	14,146
2.65%, 11/1/26	50,000	44,714
4.50%, 6/1/42	25,000	23,461
UnitedHealth Group, Inc.
2.75%, 2/15/23	32,000	31,020
3.85%, 6/15/28	40,000	39,961
4.25%, 3/15/43	10,000	9,698
Ventas Realty L.P.
4.38%, 2/1/45	40,000	35,566
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	45,000	41,478
Verizon Communications, Inc.
3.50%, 11/1/21	15,000	15,011
2.45%, 11/1/22	30,000	28,722
5.85%, 9/15/35	25,000	27,208
5.25%, 3/16/37	25,000	25,773
4.81%, 3/15/39	50,000	48,384
5.50%, 3/16/47	20,000	20,940
4.67%, 3/15/55	15,000	13,508
Viacom, Inc.
4.38%, 3/15/43	10,000	8,132
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	15,000	14,489
Visa, Inc.
4.15%, 12/14/35	35,000	35,262
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25,000	24,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Walmart, Inc.
1.95%, 12/15/18	$10,000	$9,997
5.88%, 4/5/27	36,000	41,379
3.63%, 12/15/47	25,000	22,260
Walt Disney Co. (The)
2.45%, 3/4/22	50,000	48,415
3.00%, 2/13/26	25,000	23,878
Warner Media LLC
6.25%, 3/29/41	15,000	15,788
Waste Management, Inc.
3.90%, 3/1/35	20,000	18,833
4.10%, 3/1/45	15,000	14,199
Wells Fargo & Co.
2.55%, 12/7/20	95,000	93,003
3.00%, 1/22/21	10,000	9,882
3.50%, 3/8/22	10,000	9,886
3.07%, 1/24/23	100,000	96,609
4.13%, 8/15/23	51,000	50,814
3.00%, 2/19/25	5,000	4,687
4.30%, 7/22/27	5,000	4,850
4.90%, 11/17/45	20,000	19,252
Welltower, Inc.
5.25%, 1/15/22	25,000	25,955
Weyerhaeuser Co.
7.38%, 3/15/32	35,000	42,465
Williams Cos., Inc. (The)
5.25%, 3/15/20	10,000	10,183
4.90%, 1/15/45	15,000	13,305
Wyndham Destinations, Inc.
4.25%, 3/1/22	20,000	19,350
Xerox Corp.
4.07%, 3/17/22(d)	43,000	40,890
3.63%, 3/15/23	50,000	45,258
Zoetis, Inc.
3.00%, 9/12/27	15,000	13,755

TOTAL CORPORATE BONDS (Cost: $9,864,302)		9,514,953

FOREIGN CORPORATE BONDS - 4.2%

Australia - 0.1%
Westpac Banking Corp.
2.15%, 3/6/20	25,000	24,652

Belgium - 0.2%
Anheuser-Busch Cos. LLC
4.70%, 2/1/36(c)	20,000	18,868
4.90%, 2/1/46(c)	40,000	37,263
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	45,000	43,597

Total Belgium		99,728

Canada - 1.0%
Bank of Montreal
1.90%, 8/27/21	30,000	28,802
Bank of Nova Scotia (The)
2.45%, 9/19/22	45,000	43,156
Barrick Gold Corp.
5.25%, 4/1/42	15,000	14,693
Cenovus Energy, Inc.
6.75%, 11/15/39	25,000	24,236
Manulife Financial Corp.
4.15%, 3/4/26	45,000	45,058
Nexen Energy ULC
6.40%, 5/15/37	13,000	15,384
Royal Bank of Canada
2.15%, 3/6/20	25,000	24,693
4.65%, 1/27/26	30,000	30,417
Suncor Energy, Inc.
6.85%, 6/1/39	30,000	36,421
TELUS Corp.
3.70%, 9/15/27	10,000	9,608
Toronto-Dominion Bank (The)
1.85%, 9/11/20	50,000	48,849
1.80%, 7/13/21	80,000	76,851
TransCanada PipeLines Ltd.
3.80%, 10/1/20	40,000	40,159

Total Canada		438,327

France - 0.1%
BNP Paribas S.A.
5.00%, 1/15/21	40,000	41,272

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	20,000	26,705
Deutsche Bank AG
3.70%, 5/30/24	25,000	22,949
Landwirtschaftliche Rentenbank
1.38%, 10/23/19, Series 29	20,000	19,750

Total Germany		69,404

Israel - 0.0%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26	10,000	8,127

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	20,000	18,869
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	45,000	44,444
3.78%, 3/9/26	35,000	34,240

Total Japan		97,553

Mexico - 0.4%
Petroleos Mexicanos
6.00%, 3/5/20	40,000	40,592
4.63%, 9/21/23	50,000	46,550
6.50%, 3/13/27	50,000	46,900
6.63%, 6/15/35	10,000	8,795
6.75%, 9/21/47	25,000	20,750

Total Mexico		163,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Netherlands - 0.3%
Cooperatieve Rabobank UA
4.50%, 1/11/21	$20,000	$20,416
5.25%, 5/24/41	20,000	21,601
Shell International Finance B.V.
3.25%, 5/11/25	20,000	19,400
2.88%, 5/10/26	50,000	46,907
4.38%, 5/11/45	30,000	29,613

Total Netherlands		137,937

Norway - 0.2%
Equinor ASA
2.45%, 1/17/23	60,000	57,609
3.95%, 5/15/43	35,000	32,079

Total Norway		89,688

Spain - 0.1%
Telefonica Emisiones SAU
5.88%, 7/15/19	15,000	15,236

Switzerland - 0.2%
Credit Suisse AG
5.40%, 1/14/20	25,000	25,406
Novartis Capital Corp.
2.40%, 5/17/22	50,000	48,450
3.10%, 5/17/27	25,000	23,869

Total Switzerland		97,725

United Kingdom - 1.2%
AstraZeneca PLC
3.38%, 11/16/25	30,000	28,681
4.38%, 11/16/45	15,000	14,048
BAT Capital Corp.
3.22%, 8/15/24	50,000	46,216
3.56%, 8/15/27	15,000	13,380
4.39%, 8/15/37	35,000	29,692
BP Capital Markets PLC
3.12%, 5/4/26	40,000	37,301
3.02%, 1/16/27	50,000	46,075
3.72%, 11/28/28	50,000	48,239
Diageo Capital PLC
2.63%, 4/29/23	10,000	9,614
HSBC Holdings PLC
5.10%, 4/5/21	72,000	74,029
7.63%, 5/17/32	25,000	30,838
Mead Johnson Nutrition Co.
3.00%, 11/15/20	15,000	14,907
Unilever Capital Corp.
2.60%, 5/5/24	100,000	95,152
Vodafone Group PLC
4.38%, 2/19/43	10,000	8,273
WPP Finance 2010
4.75%, 11/21/21	15,000	15,225

Total United Kingdom		511,670

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,859,967)		1,794,906

FOREIGN GOVERNMENT AGENCIES - 1.1%

Austria - 0.0%
Oesterreichische Kontrollbank AG
1.13%, 4/26/19	20,000	19,878

Canada - 0.8%
Export Development Canada
1.63%, 12/3/19	20,000	19,756
1.63%, 1/17/20	20,000	19,726
Province of Alberta Canada
2.20%, 7/26/22	100,000	96,576
Province of Manitoba Canada
1.75%, 5/30/19	10,000	9,951
Province of Ontario Canada
2.55%, 2/12/21	10,000	9,891
2.25%, 5/18/22	10,000	9,690
2.50%, 4/27/26	36,000	34,028
Province of Quebec Canada
3.50%, 7/29/20	10,000	10,086
2.38%, 1/31/22	25,000	24,455
2.75%, 4/12/27	100,000	95,441

Total Canada		329,600

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
1.50%, 9/9/19	10,000	9,905
1.75%, 10/15/19	20,000	19,815
2.13%, 3/7/22	100,000	97,283

Total Germany		127,003

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $476,492)		476,481

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%

Colombia - 0.2%
Colombia Government International Bond
11.75%, 2/25/20	25,000	27,562
8.13%, 5/21/24	65,000	76,099

Total Colombia		103,661

Hungary - 0.1%
Hungary Government International Bond
5.75%, 11/22/23	26,000	27,709
7.63%, 3/29/41	26,000	34,883

Total Hungary		62,592

Italy - 0.0%
Republic of Italy Government International Bond
5.38%, 6/15/33	18,000	18,339

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	29,000	28,617
4.75%, 3/8/44	20,000	17,650
5.55%, 1/21/45	20,000	19,750

Total Mexico		66,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
Philippines - 0.1%
Philippine Government International Bond
9.50%, 2/2/30	$26,000	$37,745

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	25,000	23,656

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $332,628)		312,010

SUPRANATIONAL BONDS - 1.5%
Asian Development Bank
1.75%, 3/21/19	10,000	9,974
1.88%, 4/12/19	10,000	9,974
1.75%, 1/10/20	20,000	19,763
1.75%, 6/8/21	100,000	97,193
Corporacion Andina de Fomento
4.38%, 6/15/22	25,000	25,727
European Investment Bank
1.75%, 6/17/19	35,000	34,829
1.63%, 3/16/20	50,000	49,212
1.75%, 5/15/20	50,000	49,191
1.63%, 8/14/20	50,000	48,938
2.38%, 5/24/27	50,000	47,145
Inter-American Development Bank
1.00%, 5/13/19	10,000	9,925
3.88%, 9/17/19	10,000	10,084
1.75%, 9/14/22	20,000	19,105
2.38%, 7/7/27	50,000	47,124
3.13%, 9/18/28	40,000	39,845
International Bank for Reconstruction & Development
1.88%, 3/15/19, Series GDIF	10,000	9,982
0.88%, 8/15/19	10,000	9,872
1.88%, 10/7/19	10,000	9,922
1.13%, 11/27/19, Series GDIF	20,000	19,673
1.38%, 3/30/20, Series GDIF	10,000	9,810
2.13%, 11/1/20	50,000	49,286
1.75%, 4/19/23	40,000	38,046

TOTAL SUPRANATIONAL BONDS (Cost: $665,942)		664,620

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%

United States - 2.3%
Citigroup Commercial Mortgage Trust
3.71%, 4/14/50, Series 2017-P7, Class A4	100,000	98,877
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	35,231
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	48,286
Commercial Mortgage Pass Through Certificates
3.29%, 7/15/60, Series 2017-BNK6, Class ASB	50,000	48,964
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	32,209	31,970
3.06%, 8/25/24, Series K728, Class A2^(b)	50,000	49,350
3.33%, 5/25/27, Series K065, Class AM	59,000	57,756
3.75%, 4/25/33, Series K155, Class A3	100,000	100,061
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.32%, 7/25/23, Series 2014-M1, Class A2^(b)	37,781	37,941
2.90%, 1/25/25, Series 2015-M8, Class A2^(b)	72,000	70,154
2.58%, 3/25/26, Series 2016-M4, Class A2	80,000	75,338
GS Mortgage Securities Trust
3.67%, 3/10/50, Series 2017-GS5, Class A4	50,000	49,371
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	24,787
3.07%, 2/15/48, Series 2015-C20, Class ASB	40,000	39,475
Morgan Stanley Capital I Trust
4.18%, 7/15/51, Series 2018-H3, Class A5	100,000	101,988
Wells Fargo Commercial Mortgage Trust
3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	28,536
3.16%, 3/15/59, Series 2016-C33, Class A3	58,000	55,761
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	45,840

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,015,237)		999,686

MUNICIPAL BONDS - 0.2%

United States - 0.2%
New Jersey Turnpike Authority
7.10%, 1/1/41	20,000	27,070
State of California
7.55%, 4/1/39	40,000	56,629
University of California
4.86%, 5/15/2112, Series AD	25,000	24,799

TOTAL MUNICIPAL BONDS (Cost: $112,174)		108,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration U.S. Aggregate Bond Fund (AGND)

November 30, 2018

Investments in Long Securities	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.7%

United States - 0.7%
Ally Auto Receivables Trust
1.99%, 11/15/21, Series 2017-1, Class A4	$20,000	$19,665
American Express Credit Account Master Trust
2.99%, 12/15/23, Series 2018-4, Class A	100,000	99,794
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	98,540
Ford Credit Auto Owner Trust
1.22%, 3/15/21, Series 2016-C, Class A3	39,397	39,015
GM Financial Automobile Leasing Trust
2.12%, 9/20/21, Series 2017-3, Class A4	23,000	22,728
World Financial Network Credit Card Master Trust
2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,458

TOTAL ASSET-BACKED SECURITIES (Cost: $297,033)		296,200

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(e) (Cost: $143,018)(f)	143,018	143,018

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 98.5% (Cost: $43,586,122)		42,830,550

	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.9)%

Federal Home Loan Mortgage Corporation - (0.5)%
Federal Home Loan Mortgage Corp.
3.00%, 12/1/48(a)	$(100,000)	(95,281)
3.50%, 12/1/48(a)	(100,000)	(98,054)

Total Federal Home Loan Mortgage Corporation		(193,335)

Federal National Mortgage Association - (0.3)%
Federal National Mortgage Association
3.00%, 12/1/48(a)	(100,000)	(95,314)
4.00%, 12/1/48(a)	(50,000)	(50,280)

Total Federal National Mortgage Association		(145,594)

Government National Mortgage Association - (0.1)%
Government National Mortgage Association
3.50%, 12/1/48(a)	(50,000)	(49,427)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $384,273)		(388,356)
Other Assets less Liabilities - 2.4%		1,062,073

NET ASSETS - 100.0%		$43,504,267

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(f)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $138,992 and the total market value of the collateral held by the Fund was $143,018.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	8	3/29/19	$(903,688)	$(875)
U.S. Treasury Ultra Long Term Bond	69	3/20/19	(10,516,031)	5,307
Ultra 10 Year U.S. Treasury Note	265	3/20/19	(33,522,500)	(120,078)

			$(44,942,219)	$(115,646)

†	As of November 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $653,595.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 24.2%

Federal Home Loan Mortgage Corporation - 9.5%
6.50%, 3/1/36	$400,419	$439,280
5.00%, 6/1/37	3,379	3,578
6.00%, 9/1/37	290,446	318,677
5.50%, 2/1/40	12,548	13,503
4.50%, 8/1/40	274,701	285,871
4.00%, 11/1/40	24,785	25,178
5.00%, 3/1/41	416,282	439,411
5.50%, 6/1/41	374,107	404,103
5.00%, 7/1/41	11,559	12,228
3.50%, 10/1/41	897,764	888,520
5.00%, 2/1/42	599,122	634,256
4.00%, 4/1/42	1,031,725	1,048,096
3.50%, 6/1/42	84,716	83,843
3.00%, 7/1/42	395,619	380,780
3.50%, 8/1/42	398,727	394,619
3.50%, 9/1/42	405,917	401,751
3.00%, 3/1/43	575,942	553,811
3.50%, 7/1/43	495,383	490,178
3.00%, 8/1/43	111,594	107,276
3.50%, 1/1/44	705,753	698,484
3.00%, 2/1/44	265,819	255,534
3.50%, 2/1/44	264,412	261,442
4.00%, 4/1/44	752,583	764,525
3.50%, 5/1/44	113,255	111,752
4.50%, 5/1/44	21,085	21,721
3.50%, 7/1/44	115,272	113,877
4.50%, 7/1/44	248,622	256,108
4.00%, 8/1/44	837,643	849,984
3.50%, 10/1/44	39,670	39,134
3.50%, 12/1/44	571,673	563,614
3.50%, 1/1/45	115,203	113,546
4.00%, 3/1/45	22,458	22,659
3.00%, 4/1/45	34,511	33,051
3.00%, 5/1/45	140,150	134,182
3.50%, 6/1/45	119,664	117,874
4.00%, 6/1/45	102,268	103,131
3.00%, 7/1/45	36,067	34,502
3.00%, 8/1/45	146,911	140,535
3.50%, 8/1/45	1,349,575	1,329,396
3.50%, 9/1/45	716,594	705,879
4.00%, 9/1/45	204,772	206,436
4.00%, 10/1/45	227,675	229,503
3.50%, 11/1/45	128,142	126,226
4.00%, 11/1/45	167,772	169,102
3.00%, 12/1/45	146,903	140,328
4.50%, 12/1/45	363,705	374,665
4.00%, 2/1/46	257,293	259,301
3.50%, 3/1/46	297,787	293,303
4.00%, 3/1/46	211,602	213,257
3.00%, 4/1/46	766,141	731,436
3.50%, 4/1/46	385,919	379,988
4.50%, 4/1/46	666,378	690,978
3.50%, 5/1/46	417,015	410,564
3.00%, 6/1/46	161,777	154,449
3.50%, 6/1/46	420,627	413,776
3.00%, 9/1/46	1,143,684	1,096,659
3.50%, 9/1/46	321,698	316,590
2.50%, 10/1/46	139,747	128,913
3.50%, 10/1/46	119,081	117,178
3.00%, 11/1/46	1,563,767	1,492,774
3.50%, 11/1/46	41,956	41,306
4.00%, 11/1/46	73,229	73,802
3.00%, 12/1/46	572,632	546,405
3.50%, 12/1/46	827,807	814,321
3.00%, 1/1/47	1,015,541	968,931
4.00%, 1/1/47	324,452	326,966
3.00%, 2/1/47	885,778	845,215
3.00%, 4/1/47	270,843	258,443
3.50%, 4/1/47	262,814	258,352
4.00%, 4/1/47	330,733	333,194
3.50%, 5/1/47	449,956	442,231
4.00%, 5/1/47	284,833	286,930
4.50%, 5/1/47	73,715	75,903
4.00%, 6/1/47	444,780	448,021
3.00%, 7/1/47	277,016	264,310
3.50%, 7/1/47	468,185	459,656
4.00%, 7/1/47	425,496	428,825
3.50%, 8/1/47	470,395	461,953
4.00%, 8/1/47	1,457,583	1,468,125
4.50%, 8/1/47	347,047	357,267
3.50%, 9/1/47	1,050,610	1,031,553
4.50%, 9/1/47	420,963	433,323
3.00%, 10/1/47	377,310	359,916
4.00%, 10/1/47	628,277	632,660
3.00%, 11/1/47	407,053	388,288
3.50%, 12/1/47	627,046	615,417
4.00%, 8/1/48	1,279,668	1,288,133
4.50%, 10/1/48	940,654	968,103
3.00%, 12/1/48(a)	100,000	95,280
3.50%, 12/1/48(a)	125,000	122,568
5.00%, 12/1/48(a)	50,000	52,305

Total Federal Home Loan Mortgage Corporation		36,689,017

Federal National Mortgage Association - 14.7%
5.00%, 5/1/38	20,071	21,141
5.50%, 6/1/38	155,035	166,874
5.50%, 11/1/38	3,933	4,227
5.50%, 10/1/39	159,768	171,574
4.50%, 11/1/39	174,448	181,478
5.50%, 4/1/40	21,934	23,638
4.50%, 8/1/40	421,255	438,353
4.50%, 9/1/40	243,250	253,138
4.00%, 10/1/40	264,821	268,423
3.50%, 1/1/41	505,295	500,075
4.50%, 2/1/41	122,540	127,518
4.50%, 8/1/41	314,384	327,170
5.50%, 9/1/41	84,251	90,625
4.00%, 11/1/41	151,651	153,715
4.00%, 1/1/42	282,550	286,430
4.50%, 1/1/42	265,081	275,833
6.00%, 1/1/42	422,472	461,584
3.50%, 6/1/42	691,866	684,716
4.00%, 9/1/42	385,971	392,969
4.00%, 12/1/42	202,751	205,509
2.50%, 3/1/43	28,600	26,510
3.00%, 5/1/43	279,320	268,613
3.50%, 5/1/43	67,518	66,794
3.00%, 6/1/43	474,429	456,635
4.00%, 6/1/43	187,286	189,834
3.00%, 7/1/43	254,695	244,914
3.00%, 8/1/43	365,919	351,851
4.00%, 8/1/43	100,871	101,971
4.00%, 9/1/43	554,226	561,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
4.50%, 9/1/43	$44,979	$46,807
3.50%, 10/1/43	395,304	390,760
4.00%, 11/1/43	503,097	511,217
4.00%, 1/1/44	906,968	919,615
4.00%, 5/1/44	21,698	21,909
4.50%, 5/1/44	244,609	253,037
3.50%, 6/1/44	343,785	340,234
4.00%, 7/1/44	24,562	24,775
4.00%, 8/1/44	126,905	127,984
4.00%, 10/1/44	398,069	401,408
4.00%, 11/1/44	19,519	19,679
4.00%, 12/1/44	134,229	135,319
3.00%, 1/1/45	14,082	13,507
3.50%, 2/1/45	1,195,074	1,180,705
4.00%, 2/1/45	105,378	106,274
3.50%, 3/1/45	505,759	496,864
3.00%, 4/1/45	342,301	328,095
3.00%, 5/1/45	121,768	116,626
3.00%, 6/1/45	286,295	274,517
3.50%, 6/1/45	127,914	126,017
3.50%, 7/1/45	65,741	64,755
3.50%, 8/1/45	786,584	774,797
3.50%, 9/1/45	312,423	307,741
4.00%, 9/1/45	135,076	136,105
3.00%, 10/1/45	139,219	133,189
3.50%, 10/1/45	237,444	235,209
3.00%, 11/1/45	137,625	131,564
3.50%, 11/1/45	131,851	129,896
4.00%, 11/1/45	329,540	332,172
3.00%, 12/1/45	145,206	138,706
3.50%, 12/1/45	1,307,185	1,287,582
4.00%, 12/1/45	468,148	471,647
3.50%, 1/1/46	200,672	197,606
3.00%, 2/1/46	319,718	305,291
3.50%, 3/1/46	235,975	232,183
4.00%, 3/1/46	322,557	324,901
3.50%, 4/1/46	1,076,722	1,060,211
4.00%, 4/1/46	189,987	191,455
3.50%, 5/1/46	521,379	513,297
4.50%, 5/1/46	116,163	120,166
3.00%, 6/1/46	136,889	130,712
3.50%, 6/1/46	282,241	277,778
4.50%, 6/1/46	252,681	260,165
3.50%, 7/1/46	951,222	935,998
4.00%, 7/1/46	152,659	153,729
2.50%, 8/1/46	20,885	19,273
2.50%, 9/1/46	52,798	48,725
3.00%, 9/1/46	250,734	239,420
4.00%, 9/1/46	397,784	402,679
3.00%, 10/1/46	1,009,869	964,300
4.00%, 10/1/46	229,171	230,754
2.50%, 11/1/46	45,186	41,699
3.00%, 11/1/46	1,723,516	1,646,720
3.50%, 11/1/46	249,192	245,458
2.50%, 12/1/46	95,423	88,061
3.00%, 12/1/46	1,618,539	1,545,488
3.50%, 12/1/46	1,155,844	1,140,666
4.00%, 12/1/46	275,647	277,677
2.50%, 1/1/47	127,715	117,861
3.00%, 1/1/47	577,433	551,287
3.50%, 1/1/47	410,606	403,774
4.50%, 1/1/47	295,395	304,132
5.50%, 1/1/47	589,148	633,656
3.00%, 2/1/47	1,569,168	1,498,182
3.50%, 2/1/47	447,267	439,764
4.00%, 2/1/47	72,786	73,275
3.00%, 3/1/47	311,098	297,038
3.50%, 3/1/47	663,290	651,975
4.00%, 3/1/47	1,020,554	1,027,413
4.50%, 3/1/47	189,615	195,226
3.00%, 4/1/47	355,792	339,693
4.00%, 4/1/47	529,181	532,714
3.00%, 5/1/47	355,009	338,928
3.50%, 5/1/47	743,205	730,395
4.00%, 5/1/47	1,970,572	1,985,878
4.50%, 5/1/47	748,056	774,727
3.50%, 6/1/47	392,596	385,736
4.00%, 6/1/47	634,847	639,038
3.50%, 7/1/47	728,595	720,223
4.00%, 7/1/47	624,155	628,274
4.50%, 7/1/47	261,555	269,279
3.00%, 8/1/47	479,235	457,256
3.50%, 8/1/47	455,414	447,268
4.00%, 8/1/47	691,203	695,700
3.00%, 9/1/47	531,998	507,732
4.00%, 9/1/47	628,347	632,461
4.50%, 9/1/47	570,122	586,949
3.00%, 10/1/47	398,575	380,374
3.50%, 10/1/47	1,290,257	1,266,232
4.00%, 10/1/47	421,039	423,861
4.50%, 10/1/47	592,596	610,106
3.50%, 11/1/47	464,543	455,951
4.50%, 11/1/47	691,480	711,904
3.50%, 12/1/47	711,531	698,218
3.50%, 1/1/48	706,220	693,011
4.00%, 7/1/48	295,820	297,742
3.50%, 8/1/48	491,481	482,282
4.00%, 8/1/48	1,279,668	1,287,980
3.00%, 12/1/48(a)	1,425,000	1,358,230
3.50%, 12/1/48(a)	25,000	24,513
4.00%, 12/1/48(a)	250,000	251,399
5.00%, 12/1/48(a)	1,575,000	1,647,905

Total Federal National Mortgage Association		56,332,293

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $95,706,201)		93,021,310

U.S. GOVERNMENT OBLIGATIONS - 18.7%

U.S. Treasury Bonds - 2.8%
U.S. Treasury Bond
8.75%, 8/15/20	55,000	60,374
7.88%, 2/15/21	900,000	996,609
8.13%, 5/15/21	750,000	842,974
8.13%, 8/15/21	500,000	568,594
8.00%, 11/15/21	400,000	458,156
7.25%, 8/15/22	700,000	807,693
7.13%, 2/15/23	55,000	64,236
6.25%, 8/15/23	175,000	201,021
7.50%, 11/15/24	175,000	218,890
6.88%, 8/15/25	500,000	619,883
6.75%, 8/15/26	50,000	63,113
6.50%, 11/15/26	55,000	68,816
6.63%, 2/15/27	40,000	50,659
5.50%, 8/15/28	800,000	965,797
5.38%, 2/15/31	750,000	926,206
4.50%, 5/15/38	115,000	137,147
3.50%, 2/15/39	200,000	208,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
4.25%, 5/15/39	$350,000	$404,537
4.50%, 8/15/39	400,000	477,234
4.38%, 11/15/39	250,000	293,555
2.75%, 8/15/42	100,000	90,957
2.75%, 11/15/42	200,000	181,645
2.25%, 8/15/46	225,000	181,529
3.13%, 5/15/48	800,000	771,328
3.00%, 8/15/48	1,150,000	1,081,921

Total U.S. Treasury Bonds		10,741,855

U.S. Treasury Notes - 15.9%
U.S. Treasury Note
1.63%, 12/31/19	2,500,000	2,470,020
1.88%, 12/31/19	750,000	742,954
1.38%, 2/29/20	2,000,000	1,965,898
1.13%, 3/31/20	2,250,000	2,201,704
2.38%, 4/30/20	1,050,000	1,043,868
1.50%, 6/15/20	750,000	735,337
2.50%, 6/30/20	500,000	497,627
1.50%, 7/15/20	250,000	244,814
1.63%, 7/31/20	200,000	196,152
2.63%, 7/31/20	520,000	518,365
1.50%, 8/15/20	600,000	587,062
1.38%, 8/31/20	400,000	390,227
2.13%, 8/31/20	630,000	622,593
2.63%, 8/31/20	800,000	797,391
1.38%, 9/15/20	250,000	243,838
1.38%, 9/30/20	750,000	730,913
2.00%, 9/30/20	1,000,000	985,508
1.63%, 10/15/20	615,000	601,727
1.38%, 10/31/20	525,000	510,911
1.75%, 10/31/20	1,000,000	980,176
1.75%, 11/15/20	750,000	734,883
1.63%, 11/30/20	800,000	781,578
2.13%, 1/31/21	1,140,000	1,123,479
3.63%, 2/15/21	520,000	528,917
1.13%, 2/28/21	750,000	722,593
2.00%, 2/28/21	1,410,000	1,385,022
1.25%, 3/31/21	350,000	337,873
2.25%, 3/31/21	300,000	296,191
1.38%, 4/30/21	2,000,000	1,933,125
1.38%, 5/31/21	1,000,000	965,254
2.00%, 5/31/21	300,000	294,047
1.13%, 6/30/21	300,000	287,531
2.13%, 6/30/21	305,000	299,770
2.13%, 8/15/21	460,000	451,582
2.75%, 8/15/21	800,000	798,297
1.13%, 8/31/21	100,000	95,533
2.00%, 8/31/21	500,000	489,121
2.13%, 9/30/21	100,000	98,090
1.50%, 1/31/22	460,000	441,528
2.00%, 2/15/22	225,000	219,283
1.88%, 3/31/22	1,000,000	969,590
1.88%, 4/30/22	1,000,000	968,691
1.88%, 7/31/22	250,000	241,572
2.00%, 7/31/22	260,000	252,327
1.63%, 8/15/22	1,000,000	957,031
1.63%, 8/31/22	500,000	478,330
1.88%, 9/30/22	380,000	366,626
1.88%, 10/31/22	325,000	313,270
2.00%, 10/31/22	300,000	290,596
1.63%, 11/15/22	385,000	367,427
2.00%, 11/30/22	750,000	726,064
2.13%, 12/31/22	1,000,000	972,012
1.75%, 1/31/23	300,000	286,986
2.00%, 2/15/23	780,000	753,507
1.50%, 2/28/23	750,000	709,556
1.50%, 3/31/23	750,000	708,691
1.63%, 4/30/23	700,000	664,344
2.75%, 4/30/23	600,000	597,516
1.75%, 5/15/23	900,000	858,357
1.63%, 5/31/23	750,000	711,094
1.38%, 6/30/23	320,000	299,731
1.25%, 7/31/23	680,000	632,427
2.50%, 8/15/23	700,000	688,980
1.38%, 8/31/23	380,000	354,944
2.75%, 8/31/23	625,000	622,412
2.88%, 9/30/23	710,000	710,596
1.63%, 10/31/23	375,000	353,752
2.75%, 11/15/23	750,000	746,206
2.13%, 11/30/23	400,000	386,203
2.25%, 12/31/23	310,000	300,924
2.75%, 2/15/24	285,000	283,247
2.00%, 4/30/24	370,000	353,740
2.50%, 5/15/24	780,000	764,903
2.00%, 6/30/24	250,000	238,628
2.38%, 8/15/24	800,000	778,094
2.25%, 10/31/24	155,000	149,569
2.25%, 11/15/24	1,000,000	964,219
2.13%, 11/30/24	500,000	478,652
2.50%, 1/31/25	310,000	302,874
2.00%, 2/15/25	1,400,000	1,327,375
2.75%, 2/28/25	810,000	802,675
2.88%, 4/30/25	590,000	588,686
2.13%, 5/15/25	250,000	238,330
2.88%, 5/31/25	605,000	603,428
2.25%, 11/15/25	100,000	95,715
1.63%, 2/15/26	475,000	434,690
2.25%, 2/15/27	675,000	639,523
2.38%, 5/15/27	246,000	234,978
2.25%, 8/15/27	690,000	650,891
2.25%, 11/15/27	700,000	658,902
2.75%, 2/15/28	1,995,000	1,954,009
2.88%, 5/15/28	1,000,000	988,770
2.88%, 8/15/28	1,170,000	1,156,175

Total U.S. Treasury Notes		61,328,617

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $72,750,102)		72,070,472

CORPORATE BONDS - 38.7%

United States - 38.7%
21st Century Fox America, Inc.
3.70%, 9/15/24	50,000	49,821
6.55%, 3/15/33	20,000	24,914
6.20%, 12/15/34	100,000	119,382
6.15%, 2/15/41	1,000	1,216
5.40%, 10/1/43	51,000	57,235
4.75%, 9/15/44	120,000	123,743
4.95%, 10/15/45	450,000	478,111
3M Co.
2.25%, 9/19/26	280,000	253,671
2.88%, 10/15/27	250,000	235,071
Abbott Laboratories
3.40%, 11/30/23	169,000	166,619
3.75%, 11/30/26	40,000	39,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
4.75%, 11/30/36	$105,000	$107,278
6.15%, 11/30/37	35,000	40,886
5.30%, 5/27/40	250,000	269,120
4.90%, 11/30/46	100,000	103,928
AbbVie, Inc.
2.50%, 5/14/20	45,000	44,319
2.90%, 11/6/22	35,000	33,745
3.20%, 11/6/22	15,000	14,611
2.85%, 5/14/23	285,000	271,915
3.60%, 5/14/25	182,000	173,860
4.50%, 5/14/35	275,000	252,852
4.70%, 5/14/45	205,000	183,796
4.45%, 5/14/46	200,000	172,398
Activision Blizzard, Inc.
2.30%, 9/15/21	200,000	193,518
3.40%, 9/15/26	189,000	175,490
4.50%, 6/15/47	100,000	88,185
Adobe, Inc.
3.25%, 2/1/25	30,000	29,176
AEP Transmission Co. LLC
4.00%, 12/1/46	75,000	69,706
3.75%, 12/1/47	50,000	44,325
Aetna, Inc.
3.50%, 11/15/24	170,000	163,973
6.63%, 6/15/36	2,000	2,365
3.88%, 8/15/47	160,000	133,724
Aflac, Inc.
3.63%, 11/15/24	25,000	24,584
4.00%, 10/15/46	50,000	45,088
Air Lease Corp.
3.88%, 4/1/21	30,000	30,041
2.75%, 1/15/23	25,000	23,613
3.00%, 9/15/23	45,000	42,246
4.25%, 9/15/24	30,000	29,578
3.25%, 3/1/25	25,000	23,049
3.63%, 12/1/27	41,000	36,854
Alabama Power Co.
3.75%, 3/1/45	22,000	19,408
4.30%, 1/2/46	15,000	14,623
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	2,000	2,051
3.95%, 1/15/28	100,000	94,776
Allergan Finance LLC
3.25%, 10/1/22	20,000	19,358
Allergan Funding SCS
3.45%, 3/15/22	35,000	34,249
3.85%, 6/15/24	72,000	69,897
3.80%, 3/15/25	500,000	480,591
4.55%, 3/15/35	265,000	246,832
4.85%, 6/15/44	25,000	23,043
4.75%, 3/15/45	100,000	92,875
Allergan, Inc.
2.80%, 3/15/23	170,000	161,661
Allstate Corp. (The)
3.28%, 12/15/26	208,000	199,867
Altria Group, Inc.
4.00%, 1/31/24	150,000	149,893
2.63%, 9/16/26	220,000	196,758
5.38%, 1/31/44	92,000	90,794
3.88%, 9/16/46	50,000	40,285
Amazon.com, Inc.
3.80%, 12/5/24	100,000	100,965
5.20%, 12/3/25	100,000	108,666
3.15%, 8/22/27	100,000	95,011
4.80%, 12/5/34	150,000	157,685
4.95%, 12/5/44	20,000	21,483
4.25%, 8/22/57	125,000	117,354
Ameren Corp.
3.65%, 2/15/26	50,000	48,290
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	10,079	9,603
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	15,000	13,788
American Electric Power Co., Inc.
2.95%, 12/15/22, Series F	55,000	53,477
American Express Co.
3.00%, 10/30/24	60,000	56,644
4.05%, 12/3/42	25,000	22,985
American Express Credit Corp.
3.30%, 5/3/27	325,000	309,584
American Homes 4 Rent L.P.
4.25%, 2/15/28	30,000	28,374
American Honda Finance Corp.
2.90%, 2/16/24	150,000	144,109
American International Group, Inc.
3.38%, 8/15/20	21,000	20,948
3.30%, 3/1/21	160,000	158,273
4.13%, 2/15/24	64,000	63,364
3.75%, 7/10/25	80,000	75,727
3.90%, 4/1/26	158,000	149,918
3.88%, 1/15/35	193,000	166,130
4.50%, 7/16/44	120,000	104,320
4.80%, 7/10/45	52,000	47,477
4.75%, 4/1/48	175,000	157,764
American Tower Corp.
3.30%, 2/15/21	125,000	124,211
4.70%, 3/15/22	40,000	40,975
3.50%, 1/31/23	10,000	9,753
3.00%, 6/15/23	16,000	15,333
3.38%, 10/15/26	150,000	138,006
3.13%, 1/15/27	133,000	119,964
3.55%, 7/15/27	50,000	46,003
American Water Capital Corp.
3.85%, 3/1/24	313,000	315,801
3.40%, 3/1/25	40,000	39,237
2.95%, 9/1/27	35,000	32,574
4.00%, 12/1/46	13,000	11,911
3.75%, 9/1/47	25,000	21,662
4.20%, 9/1/48	30,000	28,149
Ameriprise Financial, Inc.
3.70%, 10/15/24	160,000	158,550
2.88%, 9/15/26	170,000	155,438
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	69,032
4.30%, 12/15/47	25,000	20,926
Amgen, Inc.
1.85%, 8/19/21	10,000	9,586
3.88%, 11/15/21	112,000	112,920
2.65%, 5/11/22	275,000	266,101
3.63%, 5/15/22	150,000	149,492
2.25%, 8/19/23	110,000	102,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
3.63%, 5/22/24	$159,000	$155,991
3.13%, 5/1/25	145,000	137,579
3.20%, 11/2/27	300,000	277,507
5.15%, 11/15/41	175,000	178,244
4.40%, 5/1/45	295,000	271,127
4.66%, 6/15/51	200,000	185,897
Anadarko Petroleum Corp.
5.55%, 3/15/26	235,000	244,068
6.45%, 9/15/36	130,000	138,679
7.95%, 6/15/39	100,000	119,383
6.60%, 3/15/46	127,000	140,328
Analog Devices, Inc.
2.85%, 3/12/20	25,000	24,853
2.95%, 1/12/21	25,000	24,734
2.88%, 6/1/23	28,000	26,840
3.50%, 12/5/26	215,000	201,624
Andeavor Logistics L.P.
5.25%, 1/15/25	305,000	310,109
5.20%, 12/1/47	25,000	22,625
Anthem, Inc.
3.13%, 5/15/22	80,000	78,423
3.50%, 8/15/24	40,000	38,637
3.65%, 12/1/27	175,000	164,363
4.63%, 5/15/42	125,000	117,371
4.65%, 1/15/43	110,000	104,801
4.65%, 8/15/44	200,000	190,093
Aon PLC
3.50%, 6/14/24	10,000	9,731
3.88%, 12/15/25	175,000	170,875
4.75%, 5/15/45	75,000	70,889
Apache Corp.
2.63%, 1/15/23	29,000	27,321
5.10%, 9/1/40	100,000	89,659
4.75%, 4/15/43	75,000	64,517
4.25%, 1/15/44	50,000	40,552
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	94,135
7.00%, 4/1/38	80,000	99,630
Applied Materials, Inc.
4.35%, 4/1/47	35,000	32,824
Aptiv Corp.
4.15%, 3/15/24	25,000	24,709
Aptiv PLC
4.40%, 10/1/46	20,000	17,069
Archer-Daniels-Midland Co.
2.50%, 8/11/26	185,000	168,585
5.38%, 9/15/35	15,000	16,565
4.02%, 4/16/43	6,000	5,672
Ares Capital Corp.
3.63%, 1/19/22	25,000	24,429
Arizona Public Service Co.
4.50%, 4/1/42	115,000	114,498
4.20%, 8/15/48	15,000	14,063
Assurant, Inc.
4.00%, 3/15/23	25,000	24,873
4.90%, 3/27/28	25,000	25,124
AT&T, Inc.
2.45%, 6/30/20	375,000	369,696
3.20%, 3/1/22	20,000	19,626
2.63%, 12/1/22	10,000	9,503
3.95%, 1/15/25	310,000	299,599
3.40%, 5/15/25	455,000	423,971
4.13%, 2/17/26	70,000	67,776
4.25%, 3/1/27	100,000	96,556
4.30%, 2/15/30	225,000	209,987
4.50%, 5/15/35	465,000	412,848
5.25%, 3/1/37	200,000	190,062
6.00%, 8/15/40	125,000	126,330
6.38%, 3/1/41	475,000	495,638
5.15%, 3/15/42	350,000	321,589
4.30%, 12/15/42	182,000	151,089
4.80%, 6/15/44	61,000	53,444
4.35%, 6/15/45	175,000	143,061
4.75%, 5/15/46	180,000	155,482
5.65%, 2/15/47	260,000	253,192
5.45%, 3/1/47	30,000	28,439
4.55%, 3/9/49	159,000	132,059
5.15%, 2/15/50	295,000	265,484
5.70%, 3/1/57	75,000	71,842
Atmos Energy Corp.
4.13%, 10/15/44	20,000	18,683
Autodesk, Inc.
4.38%, 6/15/25	25,000	24,771
3.50%, 6/15/27	165,000	151,342
AutoNation, Inc.
3.80%, 11/15/27	20,000	17,874
AutoZone, Inc.
2.88%, 1/15/23	25,000	24,047
3.13%, 7/15/23	50,000	48,420
3.25%, 4/15/25	50,000	47,134
AvalonBay Communities, Inc.
3.50%, 11/15/24	25,000	24,488
2.90%, 10/15/26	50,000	46,292
3.35%, 5/15/27	8,000	7,637
3.20%, 1/15/28	25,000	23,415
Avangrid, Inc.
3.15%, 12/1/24	50,000	47,461
Avista Corp.
4.35%, 6/1/48	100,000	98,400
AXA Equitable Holdings, Inc.
4.35%, 4/20/28(b)	225,000	213,856
5.00%, 4/20/48(b)	95,000	84,002
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	23,627
Baker Hughes a GE Co. LLC
5.13%, 9/15/40	20,000	19,027
Baltimore Gas & Electric Co.
2.40%, 8/15/26	290,000	260,258
Bank of America Corp.
4.00%, 4/1/24	409,000	408,646
4.20%, 8/26/24	349,000	345,670
3.95%, 4/21/25, Series L	567,000	547,906
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(c)	8,000	7,536
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(c)	500,000	476,894
4.45%, 3/3/26	50,000	49,249
4.18%, 11/25/27, Series L	501,000	479,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(c)	$100,000	$95,772
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(c)	200,000	188,945
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(c)	135,000	127,288
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	600,000	553,322
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(c)	325,000	312,862
6.11%, 1/29/37	267,000	291,708
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(c)	125,000	116,419
5.88%, 2/7/42	35,000	40,036
4.88%, 4/1/44	20,000	20,127
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(c)	75,000	70,600
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	40,000	34,493
Bank One Corp.
7.63%, 10/15/26	17,000	20,359
8.00%, 4/29/27	1,000	1,224
Baxalta, Inc.
2.88%, 6/23/20	30,000	29,694
4.00%, 6/23/25	335,000	323,230
5.25%, 6/23/45	60,000	59,238
Baxter International, Inc.
2.60%, 8/15/26	240,000	216,663
3.50%, 8/15/46	12,000	9,695
BB&T Corp.
2.85%, 10/26/24	53,000	50,269
Becton Dickinson and Co.
3.25%, 11/12/20	3,000	2,976
3.36%, 6/6/24	90,000	85,945
3.73%, 12/15/24	70,000	67,642
3.70%, 6/6/27	200,000	186,695
4.67%, 6/6/47	215,000	199,978
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	20,000	18,825
4.50%, 2/1/45	100,000	96,383
3.80%, 7/15/48	100,000	86,215
Biogen, Inc.
2.90%, 9/15/20	50,000	49,441
5.20%, 9/15/45	152,000	153,253
Block Financial LLC
4.13%, 10/1/20	35,000	35,216
Boardwalk Pipelines L.P.
4.45%, 7/15/27	100,000	93,609
Boeing Co. (The)
2.85%, 10/30/24	35,000	33,635
2.25%, 6/15/26	50,000	45,312
2.80%, 3/1/27	25,000	23,350
6.88%, 3/15/39	50,000	66,568
5.88%, 2/15/40	102,000	123,057
Booking Holdings, Inc.
3.60%, 6/1/26	65,000	61,798
BorgWarner, Inc.
4.38%, 3/15/45	33,000	29,764
Boston Properties L.P.
4.13%, 5/15/21	180,000	181,720
3.13%, 9/1/23	23,000	22,106
3.20%, 1/15/25	8,000	7,555
3.65%, 2/1/26	30,000	28,727
2.75%, 10/1/26	65,000	58,249
Boston Scientific Corp.
3.85%, 5/15/25	300,000	292,710
7.00%, 11/15/35	165,000	204,175
7.38%, 1/15/40	2,000	2,547
Branch Banking & Trust Co.
3.63%, 9/16/25	250,000	243,044
Brighthouse Financial, Inc.
3.70%, 6/22/27	150,000	127,729
4.70%, 6/22/47	131,000	98,367
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	182,005
3.65%, 6/15/24	150,000	143,995
Broadcom Corp.
3.00%, 1/15/22	40,000	38,499
3.63%, 1/15/24	125,000	118,305
3.50%, 1/15/28	260,000	226,899
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	23,362
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	19,729
Brown-Forman Corp.
4.50%, 7/15/45	28,000	28,427
Buckeye Partners L.P.
4.15%, 7/1/23	54,000	52,603
3.95%, 12/1/26	55,000	49,286
5.60%, 10/15/44	20,000	17,643
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	75,000	75,538
3.00%, 4/1/25	71,000	68,640
3.65%, 9/1/25	120,000	120,043
3.25%, 6/15/27(d)	40,000	38,676
6.15%, 5/1/37	73,000	86,433
5.40%, 6/1/41	15,000	16,467
4.40%, 3/15/42	10,000	9,742
4.90%, 4/1/44	25,000	26,061
4.55%, 9/1/44	150,000	149,296
4.15%, 4/1/45	73,000	68,640
4.70%, 9/1/45	20,000	20,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
3.90%, 8/1/46	$25,000	$22,526
4.13%, 6/15/47	20,000	18,806
CA, Inc.
4.70%, 3/15/27	30,000	29,081
Campbell Soup Co.
3.30%, 3/19/25	20,000	18,208
Capital One Financial Corp.
4.75%, 7/15/21	40,000	40,949
3.05%, 3/9/22	25,000	24,307
3.20%, 1/30/23	780,000	753,582
3.50%, 6/15/23	25,000	24,328
3.75%, 4/24/24	100,000	96,870
3.30%, 10/30/24	100,000	93,493
3.20%, 2/5/25	170,000	157,004
4.20%, 10/29/25	25,000	23,888
3.75%, 3/9/27	410,000	379,190
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	165,890
4.50%, 11/15/44	75,000	62,757
4.37%, 6/15/47	155,000	128,706
Carlisle Cos., Inc.
3.50%, 12/1/24	100,000	95,665
3.75%, 12/1/27	25,000	23,498
Caterpillar Financial Services Corp.
3.30%, 6/9/24	40,000	39,395
2.40%, 8/9/26	190,000	170,562
Caterpillar, Inc.
3.40%, 5/15/24	111,000	110,221
3.80%, 8/15/42	201,000	181,769
CBRE Services, Inc.
4.88%, 3/1/26	153,000	154,929
CBS Corp.
2.50%, 2/15/23	5,000	4,698
3.50%, 1/15/25	350,000	331,460
4.00%, 1/15/26	50,000	48,137
2.90%, 1/15/27	92,000	80,618
3.38%, 2/15/28	125,000	112,230
7.88%, 7/30/30	197,000	244,324
4.90%, 8/15/44	275,000	253,357
Celgene Corp.
3.63%, 5/15/24	108,000	104,841
3.88%, 8/15/25	340,000	326,626
3.90%, 2/20/28	400,000	374,301
5.00%, 8/15/45	100,000	92,536
4.55%, 2/20/48	210,000	182,536
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	290,000	262,102
4.50%, 4/1/44	4,000	4,038
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	14,909
4.00%, 4/1/28	170,000	168,474
Charter Communications Operating LLC
4.46%, 7/23/22	230,000	230,461
4.91%, 7/23/25	450,000	447,527
4.20%, 3/15/28	150,000	139,810
6.48%, 10/23/45	125,000	125,331
5.75%, 4/1/48	175,000	163,540
Chubb Corp. (The)
6.00%, 5/11/37	76,000	89,014
6.50%, 5/15/38, Series 1	25,000	30,874
Chubb INA Holdings, Inc.
3.35%, 5/3/26	180,000	173,959
4.35%, 11/3/45	35,000	34,287
Church & Dwight Co., Inc.
2.45%, 8/1/22	100,000	95,434
3.15%, 8/1/27	145,000	133,760
Cigna Corp.
3.25%, 4/15/25	275,000	259,528
3.05%, 10/15/27	590,000	528,279
3.88%, 10/15/47	96,000	78,474
Cimarex Energy Co.
4.38%, 6/1/24	63,000	61,602
Cintas Corp. No 2
2.90%, 4/1/22	405,000	396,237
Cisco Systems, Inc.
3.63%, 3/4/24	272,000	273,202
2.95%, 2/28/26	225,000	213,356
2.50%, 9/20/26	40,000	36,414
5.90%, 2/15/39	70,000	83,909
Citigroup, Inc.
2.65%, 10/26/20	25,000	24,578
4.05%, 7/30/22	172,000	172,770
3.50%, 5/15/23	65,000	63,539
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(c)	200,000	198,823
4.00%, 8/5/24	25,000	24,520
3.30%, 4/27/25	240,000	226,440
5.50%, 9/13/25	200,000	208,574
4.60%, 3/9/26	25,000	24,604
3.20%, 10/21/26	100,000	91,410
4.45%, 9/29/27	400,000	386,562
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(c)	200,000	190,723
6.63%, 1/15/28	150,000	171,936
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(c)	86,000	80,496
4.13%, 7/25/28	204,000	191,773
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	300,000	276,663
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)	320,000	307,619
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month U.S. dollar London Interbank Offered Rate + 1.168% thereafter)(c)	100,000	87,951
8.13%, 7/15/39	120,000	164,417
6.68%, 9/13/43	150,000	177,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
5.30%, 5/6/44	$50,000	$49,884
4.65%, 7/30/45	25,000	23,857
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)	275,000	248,226
4.65%, 7/23/48	170,000	162,854
Citizens Bank NA
2.55%, 5/13/21	500,000	486,384
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	23,510
Cleco Corporate Holdings LLC
3.74%, 5/1/26	64,000	60,838
Clorox Co. (The)
3.10%, 10/1/27	240,000	224,255
CMS Energy Corp.
3.45%, 8/15/27	150,000	142,201
CNA Financial Corp.
5.75%, 8/15/21	2,000	2,100
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	340,000	339,625
Coca-Cola Co. (The)
2.90%, 5/25/27	150,000	141,602
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	146,418
Comcast Corp.
3.60%, 3/1/24	445,000	442,328
3.38%, 2/15/25	25,000	24,211
3.15%, 3/1/26	316,000	297,172
2.35%, 1/15/27	80,000	70,122
3.30%, 2/1/27	95,000	89,153
3.15%, 2/15/28	595,000	547,064
4.25%, 1/15/33	90,000	87,409
4.20%, 8/15/34	110,000	104,182
4.40%, 8/15/35	200,000	191,524
6.45%, 3/15/37	20,000	23,436
6.95%, 8/15/37	20,000	24,339
4.65%, 7/15/42	40,000	38,667
4.50%, 1/15/43	25,000	23,557
4.75%, 3/1/44	25,000	24,244
4.60%, 8/15/45	20,000	19,282
3.40%, 7/15/46	55,000	44,086
Commonwealth Edison Co.
6.45%, 1/15/38	150,000	185,444
3.65%, 6/15/46	75,000	65,675
3.75%, 8/15/47, Series 123	150,000	136,496
Concho Resources, Inc.
4.38%, 1/15/25	8,000	7,831
3.75%, 10/1/27	60,000	55,818
4.88%, 10/1/47	40,000	37,391
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	94,754
ConocoPhillips
5.90%, 10/15/32	20,000	22,995
ConocoPhillips Co.
3.35%, 11/15/24	50,000	49,104
4.95%, 3/15/26	220,000	232,179
4.30%, 11/15/44	25,000	23,940
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	25,000	31,447
3.85%, 6/15/46	20,000	17,669
3.88%, 6/15/47, Series 2017	100,000	89,129
Constellation Brands, Inc.
4.75%, 11/15/24(d)	25,000	25,562
3.70%, 12/6/26	235,000	221,092
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	26,196	26,189
Continental Resources, Inc.
4.90%, 6/1/44	70,000	61,721
Corning, Inc.
4.75%, 3/15/42	200,000	185,800
Costco Wholesale Corp.
2.75%, 5/18/24	100,000	96,688
3.00%, 5/18/27	80,000	75,809
Crown Castle International Corp.
4.88%, 4/15/22	83,000	85,207
5.25%, 1/15/23	20,000	20,716
3.20%, 9/1/24	20,000	18,878
CSX Corp.
4.25%, 6/1/21	30,000	30,446
3.40%, 8/1/24	25,000	24,559
3.35%, 11/1/25	30,000	28,740
3.25%, 6/1/27	155,000	144,302
6.15%, 5/1/37	150,000	172,195
5.50%, 4/15/41	13,000	13,892
4.10%, 3/15/44	110,000	98,915
4.50%, 8/1/54	100,000	91,941
CVS Health Corp.
2.13%, 6/1/21	310,000	297,679
3.50%, 7/20/22	2,000	1,974
4.00%, 12/5/23	175,000	173,847
3.88%, 7/20/25	178,000	172,758
2.88%, 6/1/26	110,000	99,278
4.30%, 3/25/28	745,000	725,410
4.88%, 7/20/35	89,000	86,846
4.78%, 3/25/38	375,000	358,868
5.13%, 7/20/45	75,000	73,172
5.05%, 3/25/48	600,000	584,586
Dell International LLC
4.42%, 6/15/21(b)	50,000	50,054
5.45%, 6/15/23(b)	230,000	234,961
6.02%, 6/15/26(b)	180,000	182,232
8.10%, 7/15/36(b)	50,000	54,068
8.35%, 7/15/46(b)	205,000	226,612
Delmarva Power & Light Co.
4.15%, 5/15/45	60,000	56,498
Delta Air Lines, Inc.
2.88%, 3/13/20	15,000	14,882
2.60%, 12/4/20	5,000	4,893
Devon Energy Corp.
3.25%, 5/15/22	69,000	66,668
5.60%, 7/15/41	195,000	182,846
4.75%, 5/15/42	100,000	84,808
5.00%, 6/15/45	50,000	43,562
Digital Realty Trust L.P.
3.40%, 10/1/20	60,000	59,797
2.75%, 2/1/23	25,000	23,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Discover Financial Services
3.95%, 11/6/24	$71,000	$69,361
3.75%, 3/4/25	210,000	199,189
Discovery Communications LLC
4.90%, 3/11/26	54,000	54,483
3.95%, 3/20/28	85,000	79,166
5.00%, 9/20/37	200,000	185,301
6.35%, 6/1/40	175,000	186,433
4.95%, 5/15/42	75,000	67,404
4.88%, 4/1/43	35,000	31,354
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	25,000	23,818
3.90%, 10/1/25	40,000	39,064
5.25%, 8/1/33, Series F	45,000	47,418
7.00%, 6/15/38	25,000	30,296
4.70%, 12/1/44	100,000	96,496
Dow Chemical Co. (The)
4.25%, 11/15/20	16,000	16,178
3.00%, 11/15/22	15,000	14,480
3.50%, 10/1/24	385,000	370,268
7.38%, 11/1/29	135,000	162,243
5.25%, 11/15/41	30,000	29,152
4.38%, 11/15/42	75,000	64,594
4.63%, 10/1/44	80,000	71,002
DTE Electric Co.
3.70%, 3/15/45	4,000	3,595
DTE Energy Co.
3.30%, 6/15/22, Series B	150,000	148,166
Duke Energy Carolinas LLC
2.95%, 12/1/26	120,000	113,198
6.00%, 1/15/38	90,000	106,996
6.05%, 4/15/38	20,000	23,745
5.30%, 2/15/40	20,000	22,241
4.00%, 9/30/42	25,000	23,146
3.75%, 6/1/45	20,000	17,752
3.88%, 3/15/46	20,000	17,989
Duke Energy Corp.
1.80%, 9/1/21	25,000	23,790
2.40%, 8/15/22	30,000	28,664
3.95%, 10/15/23	25,000	25,264
2.65%, 9/1/26	355,000	317,277
3.15%, 8/15/27	175,000	160,898
4.80%, 12/15/45	220,000	217,647
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	52,396
3.40%, 10/1/46	14,000	11,685
4.20%, 7/15/48	140,000	133,580
Duke Energy Indiana LLC
6.12%, 10/15/35	10,000	11,955
Duke Energy Progress LLC
3.25%, 8/15/25	40,000	38,907
6.30%, 4/1/38	25,000	30,796
4.10%, 3/15/43	25,000	23,709
4.15%, 12/1/44	25,000	23,592
4.20%, 8/15/45	25,000	23,730
DXC Technology Co.
4.75%, 4/15/27	165,000	161,935
Eastman Chemical Co.
3.80%, 3/15/25	38,000	36,739
4.65%, 10/15/44	100,000	87,825
Eaton Corp.
3.10%, 9/15/27	200,000	185,429
Eaton Vance Corp.
3.50%, 4/6/27	118,000	112,248
eBay, Inc.
3.80%, 3/9/22	26,000	26,033
2.75%, 1/30/23	230,000	218,748
3.45%, 8/1/24	10,000	9,486
Ecolab, Inc.
2.70%, 11/1/26	175,000	160,890
3.25%, 12/1/27	25,000	23,714
3.95%, 12/1/47	100,000	90,895
Eli Lilly & Co.
2.75%, 6/1/25	170,000	160,933
5.55%, 3/15/37	17,000	19,389
3.70%, 3/1/45	26,000	23,685
Enable Midstream Partners L.P.
3.90%, 5/15/24	78,000	74,743
4.40%, 3/15/27	25,000	22,895
4.95%, 5/15/28	170,000	160,325
Energy Transfer Operating L.P.
4.65%, 6/1/21	10,000	10,116
4.75%, 1/15/26	200,000	194,138
7.50%, 7/1/38	40,000	43,770
5.15%, 3/15/45	125,000	107,516
6.13%, 12/15/45	180,000	172,816
5.30%, 4/15/47	25,000	21,792
Entergy Corp.
2.95%, 9/1/26	320,000	290,388
Entergy Louisiana LLC
4.95%, 1/15/45	72,000	72,434
4.20%, 9/1/48	25,000	24,092
Enterprise Products Operating LLC
3.90%, 2/15/24	100,000	99,487
5.95%, 2/1/41	100,000	107,714
4.85%, 8/15/42	200,000	188,698
4.90%, 5/15/46	101,000	96,867
4.95%, 10/15/54	50,000	46,218
5.25%, 8/16/77, Series E (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(c)	433,000	369,395
EOG Resources, Inc.
2.45%, 4/1/20	5,000	4,935
2.63%, 3/15/23	30,000	28,602
EQM Midstream Partners L.P.
4.00%, 8/1/24	200,000	190,698
EQT Corp.
3.90%, 10/1/27	101,000	88,692
ERP Operating L.P.
3.25%, 8/1/27	308,000	290,292
4.50%, 7/1/44	100,000	97,026
Eversource Energy
2.90%, 10/1/24, Series L	50,000	47,590
Exelon Corp.
3.50%, 6/1/22	25,000	24,260
3.95%, 6/15/25	25,000	24,507
3.40%, 4/15/26	75,000	70,150
4.95%, 6/15/35	20,000	19,951
5.10%, 6/15/45	100,000	101,886
4.45%, 4/15/46	225,000	209,792
Exelon Generation Co. LLC
6.25%, 10/1/39	55,000	56,944
5.60%, 6/15/42	97,000	93,298
Expedia Group, Inc.
4.50%, 8/15/24	30,000	29,797
5.00%, 2/15/26	200,000	200,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Express Scripts Holding Co.
4.75%, 11/15/21	$16,000	$16,412
3.05%, 11/30/22	25,000	24,311
3.00%, 7/15/23	80,000	76,247
3.40%, 3/1/27	110,000	101,352
6.13%, 11/15/41	21,000	22,768
4.80%, 7/15/46	125,000	117,910
Federal Realty Investment Trust
4.50%, 12/1/44	200,000	192,556
FedEx Corp.
2.63%, 8/1/22	100,000	96,783
4.00%, 1/15/24	20,000	20,287
3.25%, 4/1/26	306,000	288,955
3.88%, 8/1/42	220,000	185,906
4.10%, 4/15/43	100,000	87,414
4.75%, 11/15/45	127,000	119,462
4.55%, 4/1/46	90,000	82,077
4.40%, 1/15/47	120,000	106,782
Fidelity National Information Services, Inc.
5.00%, 10/15/25	341,000	352,192
3.00%, 8/15/26	70,000	63,707
4.50%, 8/15/46	25,000	22,399
4.75%, 5/15/48, Series 30Y	40,000	36,957
Fifth Third Bancorp
2.88%, 7/27/20	43,000	42,621
4.30%, 1/16/24	225,000	226,230
8.25%, 3/1/38	100,000	132,510
FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	95,870
7.38%, 11/15/31, Series C	100,000	126,490
4.85%, 7/15/47, Series C	210,000	202,643
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	7,516
Ford Motor Co.
4.35%, 12/8/26	135,000	121,497
6.63%, 10/1/28	275,000	277,536
7.45%, 7/16/31	150,000	154,968
4.75%, 1/15/43	175,000	132,148
7.40%, 11/1/46	25,000	24,398
Ford Motor Credit Co. LLC
4.13%, 8/4/25	200,000	179,523
3.82%, 11/2/27	200,000	169,477
Fortive Corp.
3.15%, 6/15/26	200,000	185,493
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	136,473
GATX Corp.
3.25%, 3/30/25	45,000	41,890
3.85%, 3/30/27	5,000	4,761
4.55%, 11/7/28	40,000	39,224
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	500,000	405,016
General Dynamics Corp.
3.50%, 5/15/25	65,000	64,364
2.13%, 8/15/26	225,000	201,082
2.63%, 11/15/27	350,000	319,328
3.75%, 5/15/28	200,000	199,196
General Electric Co.
6.75%, 3/15/32, Series A	215,000	219,842
6.15%, 8/7/37	40,000	38,324
5.88%, 1/14/38	50,000	46,646
4.13%, 10/9/42	50,000	38,864
4.50%, 3/11/44	225,000	181,578
General Mills, Inc.
3.65%, 2/15/24	2,000	1,971
4.20%, 4/17/28(d)	135,000	130,349
4.70%, 4/17/48(d)	45,000	40,380
General Motors Co.
4.00%, 4/1/25	30,000	28,185
4.20%, 10/1/27	100,000	90,840
6.60%, 4/1/36	80,000	77,655
5.15%, 4/1/38	250,000	213,241
5.20%, 4/1/45	75,000	62,493
6.75%, 4/1/46	275,000	268,128
General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	29,134
4.38%, 9/25/21	20,000	19,993
3.45%, 1/14/22	20,000	19,297
3.45%, 4/10/22	84,000	80,723
3.15%, 6/30/22	20,000	18,991
4.00%, 1/15/25	63,000	59,233
4.30%, 7/13/25	401,000	377,723
4.00%, 10/6/26	100,000	90,218
3.85%, 1/5/28	25,000	21,980
Genpact Luxembourg SARL
3.70%, 4/1/22	130,000	127,605
George Washington University (The)
4.13%, 9/15/48, Series 2018	70,000	67,066
Georgia Power Co.
3.25%, 3/30/27	425,000	394,650
4.30%, 3/15/42	100,000	90,162
Georgia-Pacific LLC
8.00%, 1/15/24	30,000	35,591
7.75%, 11/15/29	100,000	130,913
Gilead Sciences, Inc.
3.65%, 3/1/26	260,000	252,717
2.95%, 3/1/27	300,000	275,063
4.60%, 9/1/35	100,000	97,819
5.65%, 12/1/41	25,000	27,404
4.75%, 3/1/46	75,000	72,297
4.15%, 3/1/47	40,000	35,555
GLP Capital L.P.
5.38%, 4/15/26	105,000	104,401
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24	50,000	49,165
3.50%, 1/23/25	555,000	524,884
3.75%, 5/22/25	80,000	76,457
4.25%, 10/21/25	232,000	223,950
3.75%, 2/25/26	125,000	118,463
3.50%, 11/16/26	500,000	460,920
5.95%, 1/15/27	350,000	375,346
3.85%, 1/26/27	175,000	165,108
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	370,000	342,674
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	250,000	232,648
6.13%, 2/15/33	40,000	45,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
6.75%, 10/1/37	$420,000	$480,502
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	80,000	69,993
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(c)	59,000	54,237
6.25%, 2/1/41	80,000	90,958
4.80%, 7/8/44	25,000	23,986
5.15%, 5/22/45	100,000	96,047
4.75%, 10/21/45	40,000	38,012
Halfmoon Parent, Inc.
4.13%, 11/15/25(b)	140,000	138,426
Halliburton Co.
3.50%, 8/1/23	50,000	48,994
3.80%, 11/15/25	100,000	95,669
4.85%, 11/15/35	200,000	195,877
6.70%, 9/15/38	20,000	23,138
7.45%, 9/15/39	150,000	187,582
4.50%, 11/15/41	2,000	1,797
5.00%, 11/15/45	105,000	101,366
Harris Corp.
2.70%, 4/27/20	200,000	197,919
3.83%, 4/27/25	185,000	179,810
4.40%, 6/15/28	55,000	54,361
4.85%, 4/27/35	67,000	66,721
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	65,000	59,133
4.40%, 3/15/48	35,000	31,987
Hasbro, Inc.
6.35%, 3/15/40	156,000	165,227
HCP, Inc.
2.63%, 2/1/20	10,000	9,902
4.25%, 11/15/23	20,000	19,906
3.88%, 8/15/24	50,000	48,612
3.40%, 2/1/25	25,000	23,564
4.00%, 6/1/25	100,000	97,166
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	22,958
Hershey Co. (The)
2.30%, 8/15/26	35,000	31,632
Hess Corp.
4.30%, 4/1/27	60,000	54,938
6.00%, 1/15/40	100,000	92,773
5.80%, 4/1/47	200,000	179,369
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	380,000	381,862
6.35%, 10/15/45	160,000	148,669
Hexcel Corp.
4.70%, 8/15/25	8,000	8,147
3.95%, 2/15/27	150,000	145,246
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	24,131
Historic TW, Inc.
6.63%, 5/15/29	36,000	41,545
Home Depot, Inc. (The)
3.35%, 9/15/25	105,000	102,844
3.00%, 4/1/26	155,000	147,324
2.80%, 9/14/27(d)	625,000	579,294
5.88%, 12/16/36	150,000	175,351
4.20%, 4/1/43	25,000	24,123
4.40%, 3/15/45	40,000	39,282
4.25%, 4/1/46	55,000	53,111
3.90%, 6/15/47	20,000	18,283
3.50%, 9/15/56	25,000	20,351
Honeywell International, Inc.
2.50%, 11/1/26	395,000	362,823
Hospitality Properties Trust
4.50%, 3/15/25	110,000	106,838
3.95%, 1/15/28	15,000	13,429
4.38%, 2/15/30	180,000	163,873
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	25,000	25,429
4.00%, 6/15/25, Series E	20,000	19,288
HSBC Bank USA NA
5.88%, 11/1/34	250,000	275,510
Hubbell, Inc.
3.63%, 11/15/22	25,000	24,742
3.15%, 8/15/27	8,000	7,252
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	162,351
Humana, Inc.
3.15%, 12/1/22	15,000	14,628
4.95%, 10/1/44	225,000	225,989
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	23,040
Illinois Tool Works, Inc.
3.50%, 3/1/24	35,000	35,100
2.65%, 11/15/26	99,000	90,552
4.88%, 9/15/41	2,000	2,143
3.90%, 9/1/42	40,000	37,798
Indiana Michigan Power Co.
4.25%, 8/15/48	20,000	19,154
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	132,000	134,307
5.75%, 6/15/43	130,000	142,894
Intel Corp.
2.88%, 5/11/24	120,000	115,434
3.70%, 7/29/25	178,000	176,811
2.60%, 5/19/26	300,000	277,572
4.00%, 12/15/32	155,000	156,200
4.10%, 5/19/46	95,000	90,265
3.73%, 12/8/47	50,000	44,457
Intercontinental Exchange, Inc.
3.75%, 12/1/25	345,000	343,301
3.10%, 9/15/27	25,000	23,469
4.25%, 9/21/48	55,000	51,894
International Business Machines Corp.
7.00%, 10/30/25	230,000	269,964
3.45%, 2/19/26	100,000	95,249
3.30%, 1/27/27	150,000	141,297
4.00%, 6/20/42	25,000	22,194
4.70%, 2/19/46	170,000	166,405
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	60,000	53,138
International Lease Finance Corp.
8.25%, 12/15/20	10,000	10,760
8.63%, 1/15/22	5,000	5,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
International Paper Co.
3.80%, 1/15/26	$355,000	$344,455
3.00%, 2/15/27	161,000	145,216
7.30%, 11/15/39	100,000	118,107
6.00%, 11/15/41	75,000	78,403
4.80%, 6/15/44	55,000	48,769
4.35%, 8/15/48	100,000	83,789
Invesco Finance PLC
4.00%, 1/30/24	42,000	41,624
Jefferies Group LLC
6.88%, 4/15/21	70,000	74,544
4.85%, 1/15/27	153,000	146,183
4.15%, 1/23/30	65,000	56,462
6.25%, 1/15/36	86,000	85,066
JM Smucker Co. (The)
4.25%, 3/15/35	75,000	67,068
John Deere Capital Corp.
3.05%, 1/6/28	25,000	23,425
Johnson Controls International PLC
5.00%, 3/30/20	195,000	198,584
3.90%, 2/14/26	25,000	24,352
5.13%, 9/14/45	117,000	117,905
JPMorgan Chase & Co.
3.88%, 2/1/24	147,000	147,076
3.63%, 5/13/24	50,000	49,134
3.88%, 9/10/24	50,000	48,962
3.13%, 1/23/25	180,000	169,327
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	135,000	128,908
3.30%, 4/1/26	720,000	677,352
2.95%, 10/1/26	53,000	48,241
4.13%, 12/15/26	250,000	243,765
4.25%, 10/1/27	95,000	92,682
3.63%, 12/1/27	505,000	467,031
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(c)	240,000	230,533
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	5,000	4,718
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	150,000	140,377
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(c)	380,000	367,120
6.40%, 5/15/38	95,000	113,928
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(c)	30,000	26,773
5.63%, 8/16/43	100,000	108,901
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month U.S. dollar London Interbank Offered Rate + 1.58% thereafter)(c)	130,000	118,487
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(c)	35,000	30,628
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	65,000	55,772
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	25,285
Kansas City Southern
4.70%, 5/1/48	125,000	121,287
Kellogg Co.
4.00%, 12/15/20	180,000	182,195
2.65%, 12/1/23	16,000	14,980
3.25%, 4/1/26	105,000	97,264
7.45%, 4/1/31, Series B	20,000	24,848
4.50%, 4/1/46	60,000	53,629
Kemper Corp.
4.35%, 2/15/25	125,000	122,410
Kerr-McGee Corp.
6.95%, 7/1/24	40,000	44,410
7.88%, 9/15/31	4,000	4,818
Keurig Dr Pepper, Inc.
4.42%, 5/25/25(b)	65,000	63,909
2.55%, 9/15/26	25,000	21,246
3.43%, 6/15/27	140,000	127,020
4.60%, 5/25/28(b)	130,000	127,934
5.09%, 5/25/48(b)(d)	125,000	118,787
KeyCorp
2.90%, 9/15/20	115,000	113,892
5.10%, 3/24/21	70,000	72,436
4.10%, 4/30/28	240,000	237,028
Kilroy Realty L.P.
3.45%, 12/15/24	87,000	83,209
4.38%, 10/1/25	160,000	158,472
4.25%, 8/15/29	50,000	47,892
Kimberly-Clark Corp.
3.20%, 7/30/46	15,000	12,391
Kimco Realty Corp.
3.30%, 2/1/25	132,000	123,867
2.80%, 10/1/26	197,000	174,648
Kinder Morgan Energy Partners L.P.
3.50%, 3/1/21	30,000	29,710
3.95%, 9/1/22	20,000	19,828
7.30%, 8/15/33	1,000	1,148
6.95%, 1/15/38	90,000	100,179
6.50%, 9/1/39	40,000	42,150
6.38%, 3/1/41	8,000	8,282
5.63%, 9/1/41	200,000	192,868
5.00%, 3/1/43	115,000	103,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Kinder Morgan, Inc.
6.50%, 9/15/20	$5,000	$5,219
4.30%, 6/1/25	95,000	92,903
7.75%, 1/15/32	150,000	178,210
5.30%, 12/1/34	50,000	48,309
5.55%, 6/1/45	175,000	170,502
Kohl’s Corp.
4.25%, 7/17/25	71,000	69,681
5.55%, 7/17/45	150,000	139,107
Kraft Heinz Foods Co.
2.80%, 7/2/20	132,000	130,683
3.50%, 6/6/22	341,000	335,506
3.50%, 7/15/22	15,000	14,697
3.95%, 7/15/25	65,000	62,411
3.00%, 6/1/26	186,000	164,745
5.00%, 7/15/35	54,000	49,812
5.20%, 7/15/45	425,000	387,428
Kroger Co. (The)
4.45%, 2/1/47(d)	190,000	165,771
4.65%, 1/15/48	125,000	112,460
L3 Technologies, Inc.
4.95%, 2/15/21	10,000	10,232
4.40%, 6/15/28	250,000	249,260
Laboratory Corp. of America Holdings
3.60%, 2/1/25	50,000	48,213
3.60%, 9/1/27	25,000	23,698
Lam Research Corp.
3.80%, 3/15/25	88,000	86,292
Lazard Group LLC
3.75%, 2/13/25	25,000	23,920
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	23,192
LG&E & KU Energy LLC
3.75%, 11/15/20	5,000	5,016
Life Storage L.P.
3.50%, 7/1/26	60,000	55,316
3.88%, 12/15/27	25,000	23,342
Lincoln National Corp.
4.35%, 3/1/48	150,000	134,493
Lockheed Martin Corp.
2.50%, 11/23/20	20,000	19,667
3.10%, 1/15/23	25,000	24,509
3.60%, 3/1/35	34,000	31,020
4.50%, 5/15/36	30,000	30,499
4.07%, 12/15/42	120,000	111,792
4.70%, 5/15/46	70,000	71,625
4.09%, 9/15/52	100,000	91,029
Loews Corp.
3.75%, 4/1/26	5,000	4,881
Lowe’s Cos., Inc.
3.38%, 9/15/25	260,000	252,347
2.50%, 4/15/26	25,000	22,744
3.10%, 5/3/27	130,000	122,605
3.70%, 4/15/46	50,000	42,711
4.05%, 5/3/47	35,000	31,569
LYB International Finance B.V.
4.00%, 7/15/23	45,000	44,773
5.25%, 7/15/43	50,000	47,097
4.88%, 3/15/44	145,000	130,875
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	18,181
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	30,000	28,018
3.63%, 6/1/24	87,000	82,132
4.50%, 12/15/34	35,000	27,415
Magellan Midstream Partners L.P.
4.20%, 10/3/47	150,000	130,917
Marathon Oil Corp.
2.80%, 11/1/22	30,000	28,418
3.85%, 6/1/25	130,000	121,675
6.60%, 10/1/37	175,000	189,421
Marathon Petroleum Corp.
4.75%, 9/15/44	40,000	35,689
4.50%, 4/1/48(b)	25,000	21,408
5.00%, 9/15/54	70,000	62,453
Markel Corp.
3.50%, 11/1/27	100,000	92,876
4.30%, 11/1/47	50,000	43,372
Marriott International, Inc.
2.30%, 1/15/22	10,000	9,556
3.25%, 9/15/22	25,000	24,308
3.13%, 6/15/26, Series R	100,000	90,472
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	80,000	77,422
3.75%, 3/14/26	147,000	143,279
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	22,835
4.25%, 12/15/47	180,000	144,218
Mastercard, Inc.
3.38%, 4/1/24	304,000	301,435
McCormick & Co., Inc.
3.40%, 8/15/27	50,000	47,254
McDonald’s Corp.
3.50%, 7/15/20	195,000	196,674
3.35%, 4/1/23	35,000	34,474
3.38%, 5/26/25	155,000	150,093
3.70%, 1/30/26	228,000	222,511
4.70%, 12/9/35	50,000	49,938
6.30%, 3/1/38	18,000	20,968
4.60%, 5/26/45	92,000	87,678
4.88%, 12/9/45	110,000	109,774
4.45%, 3/1/47	35,000	32,845
4.45%, 9/1/48	50,000	46,932
McKesson Corp.
3.80%, 3/15/24	40,000	39,115
4.88%, 3/15/44	100,000	93,657
Medtronic Global Holdings SCA
3.35%, 4/1/27(d)	185,000	177,645
Medtronic, Inc.
3.50%, 3/15/25	372,000	364,569
4.38%, 3/15/35	95,000	95,481
4.63%, 3/15/44	14,000	14,164
4.63%, 3/15/45	122,000	124,688
Merck & Co., Inc.
2.75%, 2/10/25	345,000	328,938
3.70%, 2/10/45	75,000	69,870
Mercury General Corp.
4.40%, 3/15/27	70,000	67,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
MetLife, Inc.
3.60%, 4/10/24	$220,000	$218,521
3.00%, 3/1/25	117,000	110,992
6.50%, 12/15/32	20,000	24,281
6.38%, 6/15/34	30,000	35,642
5.70%, 6/15/35	48,000	53,207
6.40%, 12/15/36	100,000	101,250
4.13%, 8/13/42	100,000	91,848
4.88%, 11/13/43	35,000	35,544
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	36,134
MidAmerican Energy Co.
3.50%, 10/15/24	35,000	35,019
4.25%, 5/1/46	15,000	14,699
3.95%, 8/1/47	35,000	32,443
3.65%, 8/1/48	25,000	22,058
Molson Coors Brewing Co.
3.00%, 7/15/26	157,000	140,062
5.00%, 5/1/42	100,000	93,836
4.20%, 7/15/46	110,000	91,887
Morgan Stanley
4.88%, 11/1/22	210,000	215,822
3.88%, 4/29/24, Series F	600,000	591,233
3.70%, 10/23/24	179,000	174,167
5.00%, 11/24/25	20,000	20,285
3.88%, 1/27/26	158,000	152,213
4.35%, 9/8/26	250,000	242,911
3.63%, 1/20/27	200,000	188,433
3.95%, 4/23/27	190,000	178,579
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	500,000	466,101
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	250,000	236,167
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	45,000	40,283
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month U.S. dollar London Interbank Offered Rate + 1.431% thereafter)(c)	39,000	37,177
4.30%, 1/27/45	60,000	54,630
4.38%, 1/22/47	55,000	50,389
Mosaic Co. (The)
3.25%, 11/15/22	25,000	24,252
4.25%, 11/15/23	100,000	100,411
4.05%, 11/15/27	27,000	25,674
4.88%, 11/15/41	62,000	56,451
5.63%, 11/15/43	38,000	38,175
Motorola Solutions, Inc.
5.50%, 9/1/44	100,000	91,872
MPLX L.P.
4.50%, 7/15/23	60,000	60,286
4.88%, 12/1/24	130,000	131,602
4.00%, 2/15/25	8,000	7,672
4.13%, 3/1/27	25,000	23,469
4.50%, 4/15/38	225,000	194,476
5.20%, 3/1/47	150,000	135,618
4.70%, 4/15/48	210,000	177,940
4.90%, 4/15/58	30,000	24,955
MUFG Americas Holdings Corp.
3.00%, 2/10/25	17,000	16,123
Mylan N.V.
3.15%, 6/15/21	92,000	89,781
3.95%, 6/15/26	100,000	92,096
5.25%, 6/15/46	150,000	127,919
Nasdaq, Inc.
5.55%, 1/15/20	5,000	5,123
National Grid USA
5.80%, 4/1/35	30,000	33,605
National Retail Properties, Inc.
3.80%, 10/15/22	8,000	7,979
3.30%, 4/15/23	25,000	24,257
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/24	430,000	417,451
2.85%, 1/27/25	155,000	147,755
NBCUniversal Media LLC
5.95%, 4/1/41	33,000	36,566
4.45%, 1/15/43	25,000	23,497
Newell Brands, Inc.
3.85%, 4/1/23	25,000	24,361
4.20%, 4/1/26	400,000	381,397
5.50%, 4/1/46	220,000	199,034
Newmont Mining Corp.
6.25%, 10/1/39	170,000	182,849
4.88%, 3/15/42	50,000	46,598
NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(c)	33,000	28,888
NIKE, Inc.
2.38%, 11/1/26	160,000	144,707
3.63%, 5/1/43	190,000	169,112
NiSource, Inc.
3.49%, 5/15/27	200,000	188,382
5.95%, 6/15/41	2,000	2,209
5.25%, 2/15/43	35,000	35,759
5.65%, 2/1/45	219,000	228,699
3.95%, 3/30/48	75,000	65,004
Noble Energy, Inc.
3.90%, 11/15/24	54,000	51,701
3.85%, 1/15/28	13,000	11,874
6.00%, 3/1/41	150,000	147,261
5.05%, 11/15/44	25,000	21,807
4.95%, 8/15/47	69,000	59,379
Nordstrom, Inc.
4.00%, 3/15/27	20,000	18,983
Norfolk Southern Corp.
3.25%, 12/1/21	210,000	208,642
2.90%, 6/15/26	8,000	7,473
3.15%, 6/1/27	100,000	94,288
3.94%, 11/1/47	100,000	88,935
4.05%, 8/15/52	132,000	116,522
Northern States Power Co.
6.20%, 7/1/37	10,000	12,284
5.35%, 11/1/39	50,000	56,442
3.60%, 5/15/46	60,000	52,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)	$30,000	$27,862
Northrop Grumman Corp.
3.50%, 3/15/21	117,000	117,113
2.55%, 10/15/22	25,000	23,920
3.25%, 8/1/23	11,000	10,725
3.20%, 2/1/27	75,000	70,471
3.25%, 1/15/28	100,000	93,135
3.85%, 4/15/45	250,000	220,086
4.03%, 10/15/47	50,000	44,874
Northwell Healthcare, Inc.
3.98%, 11/1/46	15,000	13,192
4.26%, 11/1/47	25,000	22,902
NSTAR Electric Co.
3.20%, 5/15/27	50,000	47,428
Nucor Corp.
6.40%, 12/1/37	27,000	31,999
O’Reilly Automotive, Inc.
4.35%, 6/1/28	35,000	34,618
Occidental Petroleum Corp.
3.50%, 6/15/25	50,000	48,833
3.40%, 4/15/26	90,000	86,878
3.00%, 2/15/27	135,000	125,566
4.40%, 4/15/46	25,000	23,768
4.10%, 2/15/47	25,000	22,593
4.20%, 3/15/48	50,000	46,196
Oglethorpe Power Corp.
5.38%, 11/1/40	15,000	16,247
Ohio Edison Co.
6.88%, 7/15/36	165,000	207,883
Old Republic International Corp.
3.88%, 8/26/26	110,000	104,662
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	25,000	25,276
4.50%, 4/1/27(d)	225,000	215,513
Omnicom Group, Inc.
3.63%, 5/1/22	80,000	78,668
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	169,000	161,937
3.75%, 4/1/45	105,000	96,282
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	153,170
6.20%, 9/15/43	50,000	50,937
ONEOK, Inc.
4.00%, 7/13/27	180,000	169,627
Oracle Corp.
2.65%, 7/15/26	150,000	137,299
3.25%, 11/15/27	475,000	451,713
3.90%, 5/15/35	180,000	168,120
5.38%, 7/15/40	50,000	55,432
Oshkosh Corp.
4.60%, 5/15/28	20,000	19,625
Owens Corning
4.20%, 12/1/24	25,000	24,603
3.40%, 8/15/26	200,000	180,314
7.00%, 12/1/36	13,000	14,281
Pacific Gas & Electric Co.
6.05%, 3/1/34	180,000	173,262
5.80%, 3/1/37	255,000	236,723
4.00%, 12/1/46	45,000	34,595
PacifiCorp
3.60%, 4/1/24	30,000	29,972
6.00%, 1/15/39	165,000	198,584
Packaging Corp. of America
3.65%, 9/15/24	25,000	24,389
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	94,285
4.45%, 11/21/44	50,000	49,311
PECO Energy Co.
4.15%, 10/1/44	4,000	3,873
PepsiCo, Inc.
3.60%, 3/1/24	50,000	50,204
2.75%, 4/30/25	145,000	137,391
3.00%, 10/15/27	150,000	140,849
4.00%, 3/5/42	17,000	16,170
4.60%, 7/17/45	2,000	2,094
4.45%, 4/14/46	35,000	35,674
3.45%, 10/6/46	45,000	39,167
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	250,000	222,048
Pfizer, Inc.
3.40%, 5/15/24	282,000	280,265
2.75%, 6/3/26	100,000	94,265
7.20%, 3/15/39	230,000	313,814
4.13%, 12/15/46	29,000	28,025
Philip Morris International, Inc.
3.25%, 11/10/24	77,000	74,503
3.38%, 8/11/25	60,000	58,090
2.75%, 2/25/26	180,000	167,117
3.13%, 8/17/27	35,000	32,844
4.13%, 3/4/43	248,000	221,227
Phillips 66
4.65%, 11/15/34	45,000	43,353
4.88%, 11/15/44	210,000	199,508
Phillips 66 Partners L.P.
3.75%, 3/1/28	95,000	87,777
Physicians Realty L.P.
3.95%, 1/15/28	25,000	23,290
Plains All American Pipeline L.P.
3.65%, 6/1/22	10,000	9,719
4.65%, 10/15/25	240,000	233,007
4.50%, 12/15/26	255,000	243,597
4.70%, 6/15/44	17,000	13,957
4.90%, 2/15/45	105,000	89,346
PNC Bank NA
3.25%, 1/22/28	375,000	356,482
PPL Capital Funding, Inc.
5.00%, 3/15/44	25,000	24,960
PPL Electric Utilities Corp.
3.95%, 6/1/47	100,000	92,712
Praxair, Inc.
3.20%, 1/30/26	200,000	194,089
Principal Financial Group, Inc.
3.40%, 5/15/25	25,000	24,168
3.10%, 11/15/26	25,000	23,110
6.05%, 10/15/36	20,000	23,070
Progress Energy, Inc.
4.40%, 1/15/21	25,000	25,413
3.15%, 4/1/22	185,000	181,116
Progressive Corp. (The)
6.63%, 3/1/29	75,000	90,653
4.13%, 4/15/47	150,000	140,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Prologis L.P.
3.75%, 11/1/25	$170,000	$168,685
Prudential Financial, Inc.
3.50%, 5/15/24	50,000	49,528
6.63%, 12/1/37	50,000	60,481
6.63%, 6/21/40	50,000	61,980
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(c)	30,000	28,688
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	88,000	83,710
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)	108,000	95,850
3.91%, 12/7/47	40,000	34,480
3.94%, 12/7/49	45,000	38,969
PSEG Power LLC
8.63%, 4/15/31	100,000	130,359
Public Service Electric & Gas Co.
2.25%, 9/15/26	8,000	7,197
3.00%, 5/15/27	35,000	32,891
5.50%, 3/1/40	4,000	4,596
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	200,000	190,757
Puget Energy, Inc.
3.65%, 5/15/25	65,000	62,506
Puget Sound Energy, Inc.
4.30%, 5/20/45	15,000	14,748
QUALCOMM, Inc.
2.90%, 5/20/24	115,000	108,543
3.45%, 5/20/25	635,000	605,033
3.25%, 5/20/27	155,000	142,797
4.65%, 5/20/35	60,000	57,625
4.80%, 5/20/45	25,000	23,365
4.30%, 5/20/47	50,000	43,728
QVC, Inc.
4.85%, 4/1/24	25,000	24,529
4.45%, 2/15/25	38,000	35,949
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	18,838
4.95%, 7/15/46	50,000	47,817
Raytheon Co.
4.88%, 10/15/40	180,000	195,078
Realty Income Corp.
3.88%, 7/15/24	25,000	24,869
4.13%, 10/15/26	95,000	94,312
3.65%, 1/15/28	25,000	23,751
4.65%, 3/15/47	35,000	33,915
Regency Centers L.P.
3.60%, 2/1/27	135,000	127,355
4.40%, 2/1/47	13,000	11,844
Regions Financial Corp.
3.20%, 2/8/21	45,000	44,510
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	23,533
Republic Services, Inc.
3.20%, 3/15/25	125,000	120,003
3.95%, 5/15/28	50,000	49,340
Reynolds American, Inc.
4.45%, 6/12/25	190,000	184,895
5.70%, 8/15/35	100,000	100,311
7.25%, 6/15/37	100,000	114,096
6.15%, 9/15/43	200,000	203,608
5.85%, 8/15/45	110,000	106,659
Rockwell Collins, Inc.
3.70%, 12/15/23	8,000	7,941
3.20%, 3/15/24	60,000	57,434
3.50%, 3/15/27	280,000	263,607
4.35%, 4/15/47	225,000	208,406
Roper Technologies, Inc.
3.00%, 12/15/20	100,000	98,993
3.80%, 12/15/26	90,000	86,280
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	200,000	195,740
7.50%, 10/15/27	50,000	58,995
3.70%, 3/15/28	25,000	22,732
RPM International, Inc.
3.75%, 3/15/27	150,000	140,396
S&P Global, Inc.
4.00%, 6/15/25	164,000	164,128
2.95%, 1/22/27	5,000	4,639
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	158,101
5.63%, 3/1/25	161,000	167,857
5.88%, 6/30/26	100,000	105,418
4.20%, 3/15/28	150,000	141,204
Santander Holdings USA, Inc.
4.40%, 7/13/27	375,000	351,476
Schlumberger Investment S.A.
3.65%, 12/1/23	100,000	98,223
Seagate HDD Cayman
4.75%, 6/1/23	31,000	29,484
4.75%, 1/1/25	220,000	203,210
4.88%, 6/1/27	230,000	205,247
Sempra Energy
2.85%, 11/15/20	5,000	4,925
3.80%, 2/1/38	15,000	12,692
6.00%, 10/15/39	227,000	247,699
Sherwin-Williams Co. (The)
2.75%, 6/1/22	15,000	14,393
3.45%, 8/1/25	25,000	23,619
3.45%, 6/1/27	232,000	212,799
4.55%, 8/1/45	12,000	10,768
4.50%, 6/1/47	126,000	111,703
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	145,000	139,075
2.88%, 9/23/23	296,000	277,276
3.20%, 9/23/26	175,000	157,745
Simon Property Group L.P.
3.50%, 9/1/25	145,000	140,666
3.30%, 1/15/26	315,000	298,712
3.38%, 6/15/27	175,000	165,345
6.75%, 2/1/40	25,000	31,063
4.25%, 10/1/44	2,000	1,852
SITE Centers Corp.
3.63%, 2/1/25	100,000	94,211
4.70%, 6/1/27	30,000	29,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Snap-on, Inc.
3.25%, 3/1/27	$140,000	$133,079
South Carolina Electric & Gas Co.
4.25%, 8/15/28	200,000	200,490
Southern California Edison Co.
6.65%, 4/1/29	10,000	10,884
5.35%, 7/15/35, Series 05-E	10,000	10,137
5.63%, 2/1/36	200,000	207,745
3.90%, 3/15/43, Series 13-A	15,000	12,958
3.60%, 2/1/45, Series C	15,000	12,370
4.00%, 4/1/47	25,000	21,915
Southern Co. (The)
2.95%, 7/1/23	50,000	47,887
3.25%, 7/1/26	410,000	379,718
4.25%, 7/1/36	210,000	195,625
4.40%, 7/1/46	100,000	90,448
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	23,533
Southern Natural Gas Co. LLC
4.40%, 6/15/21	5,000	5,049
Southern Power Co.
4.95%, 12/15/46, Series F	150,000	139,578
Southwest Airlines Co.
2.75%, 11/6/19	5,000	4,974
2.65%, 11/5/20	77,000	76,024
2.75%, 11/16/22	129,000	124,365
3.45%, 11/16/27	500,000	469,109
Southwest Gas Corp.
3.80%, 9/29/46	35,000	30,405
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	4,588
3.90%, 4/1/45, Series J	100,000	87,562
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	36,757
5.95%, 9/25/43	130,000	137,052
4.50%, 3/15/45	161,000	140,987
Spirit AeroSystems, Inc.
4.60%, 6/15/28	45,000	43,035
Stanley Black & Decker, Inc.
5.20%, 9/1/40	59,000	62,647
Starbucks Corp.
3.80%, 8/15/25	125,000	123,099
2.45%, 6/15/26	50,000	44,711
3.75%, 12/1/47	15,000	12,345
4.50%, 11/15/48	110,000	101,399
State Street Corp.
3.55%, 8/18/25	80,000	78,474
2.65%, 5/19/26	55,000	50,526
Stifel Financial Corp.
4.25%, 7/18/24	25,000	24,933
Stryker Corp.
3.50%, 3/15/26	40,000	37,966
4.10%, 4/1/43	2,000	1,792
Sunoco Logistics Partners Operations L.P.
4.00%, 10/1/27	400,000	365,077
4.95%, 1/15/43	4,000	3,333
5.35%, 5/15/45	100,000	86,884
5.40%, 10/1/47	225,000	200,021
SunTrust Banks, Inc.
2.70%, 1/27/22	518,000	501,123
SVB Financial Group
3.50%, 1/29/25	170,000	162,854
Synchrony Bank
3.00%, 6/15/22	500,000	467,669
Synchrony Financial
3.75%, 8/15/21	25,000	24,407
4.25%, 8/15/24	11,000	10,117
4.50%, 7/23/25	25,000	22,827
3.70%, 8/4/26	70,000	59,681
3.95%, 12/1/27	173,000	146,292
Synovus Financial Corp.
3.13%, 11/1/22	25,000	23,594
Sysco Corp.
3.30%, 7/15/26	100,000	94,283
5.38%, 9/21/35	22,000	23,339
Tampa Electric Co.
4.10%, 6/15/42	25,000	23,245
Tanger Properties L.P.
3.13%, 9/1/26	90,000	79,795
Tapestry, Inc.
4.25%, 4/1/25	36,000	34,856
Target Corp.
3.50%, 7/1/24	110,000	110,149
3.63%, 4/15/46	30,000	25,536
3.90%, 11/15/47	25,000	22,265
TD Ameritrade Holding Corp.
3.30%, 4/1/27	140,000	131,433
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	60,572
4.15%, 5/15/48	100,000	96,332
Textron, Inc.
3.88%, 3/1/25	8,000	7,795
3.38%, 3/1/28	350,000	319,527
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	130,000	132,277
3.30%, 2/15/22	12,000	11,848
4.15%, 2/1/24	80,000	80,422
3.20%, 8/15/27	200,000	183,254
4.10%, 8/15/47	100,000	90,878
Time Warner Cable LLC
5.00%, 2/1/20	15,000	15,198
6.55%, 5/1/37	95,000	96,631
7.30%, 7/1/38	95,000	103,017
6.75%, 6/15/39	95,000	98,287
4.50%, 9/15/42	75,000	59,325
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	71,429
Total System Services, Inc.
3.75%, 6/1/23	35,000	34,533
4.80%, 4/1/26	125,000	125,523
4.45%, 6/1/28	150,000	146,865
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	10,605
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	125,000	110,853
Travelers Cos., Inc. (The)
6.25%, 6/15/37	75,000	90,944
3.75%, 5/15/46	60,000	52,911
4.00%, 5/30/47	25,000	23,034
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	166,628
Tyson Foods, Inc.
3.95%, 8/15/24	400,000	395,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
4.88%, 8/15/34	$47,000	$45,081
5.15%, 8/15/44	180,000	173,954
U.S. Bancorp
3.60%, 9/11/24	468,000	459,472
3.10%, 4/27/26	25,000	23,419
3.15%, 4/27/27, Series X	300,000	282,012
UDR, Inc.
2.95%, 9/1/26	90,000	81,577
3.50%, 1/15/28	25,000	23,256
Union Electric Co.
5.30%, 8/1/37	110,000	121,380
3.90%, 9/15/42	15,000	14,063
4.00%, 4/1/48	25,000	23,467
Union Pacific Corp.
3.25%, 8/15/25	155,000	148,502
2.75%, 3/1/26	210,000	193,776
3.00%, 4/15/27	205,000	190,289
3.60%, 9/15/37	180,000	157,884
4.30%, 6/15/42	10,000	9,325
4.05%, 11/15/45	15,000	13,411
4.05%, 3/1/46	99,000	88,454
4.00%, 4/15/47(d)	15,000	13,384
4.38%, 11/15/65	30,000	26,179
4.10%, 9/15/67	300,000	244,349
United Airlines Pass Through Trust
4.00%, 10/11/27, Series A	13,694	13,711
3.75%, 3/3/28, Series A	14,099	13,931
3.45%, 1/7/30, Series A	47,362	45,372
United Parcel Service, Inc.
2.80%, 11/15/24	235,000	224,594
3.05%, 11/15/27	49,000	46,179
3.75%, 11/15/47	40,000	35,357
United Technologies Corp.
2.80%, 5/4/24	147,000	138,626
3.95%, 8/16/25	140,000	138,492
3.13%, 5/4/27	75,000	69,135
4.13%, 11/16/28	240,000	235,468
6.13%, 7/15/38	125,000	142,596
4.45%, 11/16/38	125,000	120,981
4.50%, 6/1/42	150,000	140,768
4.15%, 5/15/45	50,000	44,805
3.75%, 11/1/46	50,000	41,831
4.05%, 5/4/47	60,000	52,784
4.63%, 11/16/48	240,000	231,790
UnitedHealth Group, Inc.
3.75%, 7/15/25	135,000	134,524
3.10%, 3/15/26	65,000	61,696
3.45%, 1/15/27	100,000	97,397
3.38%, 4/15/27	45,000	43,531
2.95%, 10/15/27	100,000	93,533
3.85%, 6/15/28	95,000	94,908
6.63%, 11/15/37	13,000	16,494
6.88%, 2/15/38	25,000	32,619
4.63%, 11/15/41	20,000	20,438
4.25%, 3/15/43	6,000	5,819
4.75%, 7/15/45	45,000	46,461
Unum Group
5.75%, 8/15/42	122,000	123,602
Valero Energy Corp.
3.65%, 3/15/25	80,000	76,525
3.40%, 9/15/26	60,000	54,712
4.35%, 6/1/28	165,000	159,051
6.63%, 6/15/37	95,000	105,055
4.90%, 3/15/45	44,000	40,690
Ventas Realty L.P.
3.50%, 2/1/25	40,000	38,082
3.25%, 10/15/26	80,000	73,544
4.38%, 2/1/45	112,000	99,585
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	195,000	179,740
Verisk Analytics, Inc.
5.80%, 5/1/21	25,000	26,188
4.13%, 9/12/22	25,000	25,256
4.00%, 6/15/25	55,000	54,437
5.50%, 6/15/45	25,000	24,848
Verizon Communications, Inc.
3.00%, 11/1/21	15,000	14,800
3.50%, 11/1/21	20,000	20,015
2.95%, 3/15/22	35,000	34,343
2.45%, 11/1/22	16,000	15,318
3.50%, 11/1/24	264,000	257,753
2.63%, 8/15/26	46,000	41,262
4.13%, 3/16/27	500,000	494,728
4.40%, 11/1/34	36,000	34,219
5.25%, 3/16/37	250,000	257,726
4.81%, 3/15/39	100,000	96,769
4.75%, 11/1/41	175,000	165,407
3.85%, 11/1/42	250,000	210,090
4.13%, 8/15/46	188,000	162,199
4.86%, 8/21/46	275,000	263,048
5.50%, 3/16/47	25,000	26,174
5.01%, 4/15/49	452,000	439,097
5.01%, 8/21/54	275,000	261,074
4.67%, 3/15/55	200,000	180,101
VF Corp.
6.45%, 11/1/37	53,000	65,267
Viacom, Inc.
4.25%, 9/1/23	154,000	154,927
3.88%, 4/1/24	101,000	99,975
6.88%, 4/30/36	235,000	255,726
4.38%, 3/15/43	180,000	146,379
5.85%, 9/1/43	85,000	84,542
5.25%, 4/1/44	30,000	28,044
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	150,000	144,893
6.00%, 5/15/37, Series A	15,000	17,453
6.35%, 11/30/37	50,000	61,409
4.45%, 2/15/44	25,000	24,398
Visa, Inc.
3.15%, 12/14/25	465,000	449,148
2.75%, 9/15/27	450,000	416,770
4.15%, 12/14/35	50,000	50,374
3.65%, 9/15/47	80,000	72,811
Vornado Realty L.P.
5.00%, 1/15/22	93,000	95,547
Voya Financial, Inc.
3.13%, 7/15/24	150,000	141,328
Vulcan Materials Co.
3.90%, 4/1/27	25,000	23,536
Wabtec Corp.
3.45%, 11/15/26	70,000	63,024
Walgreen Co.
3.10%, 9/15/22	42,000	40,883
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	100,000	97,670
3.45%, 6/1/26	175,000	164,052
4.80%, 11/18/44	175,000	161,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Walt Disney Co. (The)
3.00%, 2/13/26	$100,000	$95,514
1.85%, 7/30/26	346,000	303,193
2.95%, 6/15/27(d)	145,000	135,982
4.13%, 12/1/41, Series E	4,000	3,830
3.70%, 12/1/42	15,000	13,514
4.13%, 6/1/44	40,000	38,819
3.00%, 7/30/46	25,000	19,769
Warner Media LLC
4.70%, 1/15/21	7,000	7,141
3.55%, 6/1/24	350,000	336,029
3.60%, 7/15/25	210,000	197,147
3.88%, 1/15/26	100,000	94,602
3.80%, 2/15/27	67,000	62,631
6.10%, 7/15/40	50,000	50,653
5.35%, 12/15/43	103,000	96,835
4.85%, 7/15/45	150,000	132,974
Waste Management, Inc.
2.90%, 9/15/22	25,000	24,320
3.50%, 5/15/24	140,000	138,124
3.13%, 3/1/25	125,000	120,472
3.15%, 11/15/27	25,000	23,482
3.90%, 3/1/35	27,000	25,425
4.10%, 3/1/45	35,000	33,130
Wells Fargo & Co.
4.48%, 1/16/24	175,000	177,638
3.30%, 9/9/24	50,000	47,927
3.00%, 2/19/25	60,000	56,249
3.55%, 9/29/25	68,000	65,086
3.00%, 4/22/26	310,000	285,891
4.10%, 6/3/26	245,000	236,603
3.00%, 10/23/26	196,000	178,782
4.30%, 7/22/27	250,000	242,481
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	280,000	264,890
5.38%, 2/7/35	150,000	160,827
5.61%, 1/15/44	80,000	84,862
4.65%, 11/4/44	65,000	60,287
3.90%, 5/1/45	75,000	66,797
4.90%, 11/17/45	90,000	86,633
4.75%, 12/7/46	65,000	61,608
Wells Fargo Capital X
5.95%, 12/1/86	100,000	104,500
Welltower, Inc.
4.00%, 6/1/25	270,000	262,587
4.25%, 4/1/26	120,000	118,078
6.50%, 3/15/41	6,000	6,899
4.95%, 9/1/48	35,000	33,423
Western Gas Partners L.P.
5.38%, 6/1/21	73,000	74,907
5.45%, 4/1/44	50,000	43,512
5.50%, 8/15/48	25,000	22,234
Westlake Chemical Corp.
3.60%, 8/15/26	90,000	82,488
5.00%, 8/15/46	45,000	40,806
4.38%, 11/15/47	55,000	46,302
WestRock MWV LLC
8.20%, 1/15/30	36,000	45,593
WestRock RKT Co.
4.00%, 3/1/23	8,000	7,944
Weyerhaeuser Co.
3.25%, 3/15/23	8,000	7,788
6.95%, 10/1/27	75,000	86,844
7.38%, 3/15/32	65,000	78,863
Williams Cos., Inc. (The)
5.25%, 3/15/20	40,000	40,731
4.13%, 11/15/20	6,000	6,022
3.60%, 3/15/22	104,000	102,159
4.30%, 3/4/24	80,000	79,059
4.55%, 6/24/24	125,000	125,246
3.90%, 1/15/25	100,000	96,623
4.00%, 9/15/25	150,000	144,415
8.75%, 3/15/32	30,000	38,566
5.75%, 6/24/44	45,000	44,378
4.90%, 1/15/45	210,000	186,270
5.10%, 9/15/45	50,000	45,844
WR Berkley Corp.
4.75%, 8/1/44	8,000	7,734
WW Grainger, Inc.
4.20%, 5/15/47	150,000	139,383
Xerox Corp.
2.80%, 5/15/20	25,000	24,404
2.75%, 9/1/20	25,000	24,230
6.75%, 12/15/39	113,000	101,100
Xilinx, Inc.
2.95%, 6/1/24	198,000	187,141
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	5,894
3.70%, 3/19/23	25,000	24,678
3.55%, 4/1/25	409,000	385,781
Zoetis, Inc.
3.00%, 9/12/27	45,000	41,266
4.70%, 2/1/43	25,000	24,819
3.95%, 9/12/47	25,000	21,876
4.45%, 8/20/48	25,000	23,889

TOTAL CORPORATE BONDS (Cost: $159,227,639)		149,084,845

FOREIGN CORPORATE BONDS - 7.3%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	100,000	94,775
5.00%, 9/30/43	115,000	121,655

Total Australia		216,430

Belgium - 0.4%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26(b)	480,000	453,233
4.70%, 2/1/36(b)	200,000	188,676
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	275,000	263,241
4.38%, 4/15/38	90,000	81,034
8.20%, 1/15/39	150,000	198,784
4.60%, 4/15/48	60,000	54,038
4.44%, 10/6/48	36,000	31,237
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	310,000	328,397

Total Belgium		1,598,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Brazil - 0.2%
Embraer Netherlands Finance B.V.
5.05%, 6/15/25	$20,000	$20,300
5.40%, 2/1/27	100,000	103,000
Fibria Overseas Finance Ltd.
5.25%, 5/12/24	200,000	203,620
Vale Overseas Ltd.
6.25%, 8/10/26	90,000	96,300
6.88%, 11/21/36	200,000	225,000
6.88%, 11/10/39	105,000	118,995
Yamana Gold, Inc.
4.63%, 12/15/27	25,000	23,043

Total Brazil		790,258

Canada - 1.5%
Bank of Nova Scotia (The)
4.65%, 10/12/22, (4.65% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(c)(e)	300,000	272,827
Barrick Gold Corp.
5.25%, 4/1/42	56,000	54,852
Barrick North America Finance LLC
5.70%, 5/30/41	155,000	161,710
5.75%, 5/1/43	70,000	72,579
Brookfield Asset Management, Inc.
4.00%, 1/15/25	110,000	107,576
Brookfield Finance, Inc.
4.70%, 9/20/47	55,000	50,991
Canadian National Railway Co.
2.95%, 11/21/24	40,000	38,659
3.65%, 2/3/48	100,000	89,596
Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	14,831
2.95%, 1/15/23	25,000	23,909
3.85%, 6/1/27	325,000	304,915
6.50%, 2/15/37	4,000	4,442
6.25%, 3/15/38	177,000	192,874
4.95%, 6/1/47	35,000	33,135
Canadian Pacific Railway Co.
4.80%, 9/15/35	45,000	46,103
4.80%, 8/1/45	75,000	77,389
Cenovus Energy, Inc.
6.75%, 11/15/39	126,000	122,148
ConocoPhillips Canada
5.95%, 10/15/36	20,000	22,860
Enbridge, Inc.
2.90%, 7/15/22	280,000	269,459
4.00%, 10/1/23	50,000	49,762
3.70%, 7/15/27	220,000	206,097
4.50%, 6/10/44	8,000	7,120
Encana Corp.
3.90%, 11/15/21	30,000	29,931
6.50%, 8/15/34	120,000	128,252
Fortis, Inc.
3.06%, 10/4/26	170,000	154,207
Goldcorp, Inc.
3.70%, 3/15/23	128,000	125,077
5.45%, 6/9/44	25,000	24,864
Magna International, Inc.
4.15%, 10/1/25	100,000	100,502
Manulife Financial Corp.
4.15%, 3/4/26	340,000	340,441
Methanex Corp.
4.25%, 12/1/24	6,000	5,780
Nexen Energy ULC
6.40%, 5/15/37	75,000	88,756
Nutrien Ltd.
3.50%, 6/1/23	200,000	195,974
3.63%, 3/15/24	24,000	23,309
5.88%, 12/1/36	50,000	53,333
5.63%, 12/1/40	30,000	30,950
6.13%, 1/15/41	30,000	32,190
4.90%, 6/1/43	30,000	28,011
5.25%, 1/15/45	30,000	29,205
Petro-Canada
6.80%, 5/15/38	150,000	174,302
Rogers Communications, Inc.
5.00%, 3/15/44	100,000	101,072
4.30%, 2/15/48	200,000	185,530
Royal Bank of Canada
4.65%, 1/27/26	155,000	157,153
Suncor Energy, Inc.
3.60%, 12/1/24	50,000	48,489
5.95%, 12/1/34	75,000	82,887
6.50%, 6/15/38	70,000	79,787
6.85%, 6/1/39	100,000	121,403
TELUS Corp.
3.70%, 9/15/27	120,000	115,299
Thomson Reuters Corp.
5.85%, 4/15/40	110,000	114,220
5.65%, 11/23/43	25,000	25,606
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(c)	130,000	121,421
TransAlta Corp.
6.50%, 3/15/40	150,000	140,716
TransCanada PipeLines Ltd.
4.25%, 5/15/28	205,000	199,574
4.63%, 3/1/34	220,000	207,205
5.85%, 3/15/36	145,000	151,412
4.88%, 5/15/48	200,000	191,121

Total Canada		5,831,813

China - 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	200,000	193,673
3.40%, 12/6/27	200,000	183,185
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	200,000	200,630
Sands China Ltd.
5.40%, 8/8/28(b)	200,000	191,466

Total China		768,954

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	125,000	130,313
4.13%, 1/16/25	150,000	141,330
5.38%, 6/26/26	100,000	99,400
7.38%, 9/18/43	100,000	108,625
5.88%, 5/28/45	100,000	91,800

Total Colombia		571,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
France - 0.1%
Orange S.A.
9.00%, 3/1/31	$100,000	$137,519
Veolia Environnement S.A.
6.75%, 6/1/38	85,000	100,254

Total France		237,773

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	80,000	106,821
Deutsche Bank AG
3.38%, 5/12/21	130,000	125,770
4.10%, 1/13/26	75,000	67,906
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	211,000	278,089

Total Germany		578,586

Ireland - 0.2%
AerCap Ireland Capital DAC
4.25%, 7/1/20	150,000	150,846
4.63%, 10/30/20	150,000	150,914
5.00%, 10/1/21	150,000	153,143
3.95%, 2/1/22	150,000	147,713
3.65%, 7/21/27	150,000	130,606
XLIT Ltd.
6.38%, 11/15/24	4,000	4,709
4.45%, 3/31/25	10,000	9,806
5.50%, 3/31/45	150,000	152,994

Total Ireland		900,731

Japan - 0.7%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	34,258
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	450,000	443,042
3.29%, 7/25/27	200,000	188,685
3.96%, 3/2/28	215,000	212,580
Mizuho Financial Group, Inc.
4.02%, 3/5/28	225,000	223,456
Nomura Holdings, Inc.
6.70%, 3/4/20	80,000	83,225
ORIX Corp.
3.25%, 12/4/24	380,000	360,852
3.70%, 7/18/27	80,000	75,914
Sumitomo Mitsui Banking Corp.
3.95%, 1/10/24	500,000	504,841
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	180,000	162,179
3.45%, 1/11/27	80,000	76,166
3.36%, 7/12/27	8,000	7,572
3.54%, 1/17/28	300,000	287,443

Total Japan		2,660,213

Mexico - 0.6%
America Movil S.A.B. de C.V.
6.38%, 3/1/35	130,000	148,060
6.13%, 11/15/37	10,000	11,245
Grupo Televisa S.A.B.
5.00%, 5/13/45	200,000	169,164
Petroleos Mexicanos
3.50%, 7/23/20	10,000	9,725
5.50%, 1/21/21	200,000	199,600
6.38%, 2/4/21	40,000	40,460
4.50%, 1/23/26	100,000	85,950
6.88%, 8/4/26	175,000	168,656
6.50%, 3/13/27	350,000	328,300
6.63%, 6/15/35	170,000	149,515
6.50%, 6/2/41	250,000	207,127
5.50%, 6/27/44	275,000	206,888
6.38%, 1/23/45	60,000	48,504
5.63%, 1/23/46	275,000	206,938
6.75%, 9/21/47	300,000	249,000
6.35%, 2/12/48(b)	220,000	176,638

Total Mexico		2,405,770

Netherlands - 0.2%
Aegon N.V.
5.50%, 4/11/48, (5.50% fixed rate until 4/11/28; 6-month U.S. dollar London Interbank Offered Rate + 3.54% thereafter)(c)	200,000	186,000
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	251,511
ING Groep N.V.
3.95%, 3/29/27	200,000	189,504

Total Netherlands		627,015

Peru - 0.1%
Southern Copper Corp.
3.88%, 4/23/25	165,000	155,341
5.25%, 11/8/42	249,000	228,058
5.88%, 4/23/45	145,000	143,535

Total Peru		526,934

Spain - 0.2%
Banco Santander S.A.
4.25%, 4/11/27	200,000	185,234
Telefonica Emisiones SAU
5.46%, 2/16/21	10,000	10,351
7.05%, 6/20/36	100,000	115,106
4.90%, 3/6/48	200,000	174,899
Telefonica Europe B.V.
8.25%, 9/15/30	125,000	158,677

Total Spain		644,267

Switzerland - 0.2%
Credit Suisse AG
5.40%, 1/14/20	15,000	15,244
3.63%, 9/9/24	250,000	243,348
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	284,759
4.88%, 5/15/45	250,000	244,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Credit Suisse USA, Inc.
7.13%, 7/15/32	$41,000	$51,623
Tyco Electronics Group S.A.
3.13%, 8/15/27	20,000	18,403

Total Switzerland		857,379

United Kingdom - 2.3%
AstraZeneca PLC
3.38%, 11/16/25	380,000	363,291
6.45%, 9/15/37	50,000	59,287
4.38%, 11/16/45	170,000	159,213
4.38%, 8/17/48	30,000	27,814
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	194,135
4.38%, 1/12/26	200,000	189,555
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(c)	200,000	190,611
5.25%, 8/17/45	200,000	181,778
BAT Capital Corp.
3.56%, 8/15/27	175,000	156,099
4.39%, 8/15/37	200,000	169,666
4.54%, 8/15/47	125,000	101,762
BP Capital Markets PLC
3.22%, 11/28/23	193,000	188,617
3.22%, 4/14/24	25,000	24,255
3.54%, 11/4/24	50,000	49,057
3.51%, 3/17/25	275,000	268,305
3.12%, 5/4/26	125,000	116,566
3.02%, 1/16/27	300,000	276,448
3.59%, 4/14/27	135,000	129,153
3.72%, 11/28/28(d)	560,000	540,279
British Telecommunications PLC
9.63%, 12/15/30	100,000	135,770
CNH Industrial N.V.
3.85%, 11/15/27	25,000	22,991
Diageo Investment Corp.
4.25%, 5/11/42	10,000	9,884
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	85,000	84,564
3.88%, 5/15/28	275,000	274,759
5.38%, 4/15/34	25,000	28,093
6.38%, 5/15/38	125,000	154,403
4.20%, 3/18/43	11,000	10,731
HSBC Holdings PLC
4.25%, 8/18/25	658,000	631,866
4.30%, 3/8/26	400,000	390,086
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(c)	450,000	426,561
6.50%, 9/15/37	100,000	112,552
Lloyds Banking Group PLC
4.45%, 5/8/25	200,000	196,362
4.65%, 3/24/26	200,000	187,971
4.55%, 8/16/28	200,000	190,819
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(c)	300,000	264,204
5.30%, 12/1/45	200,000	181,624
Mead Johnson Nutrition Co.
5.90%, 11/1/39	10,000	11,808
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	477,000	471,522
7.13%, 7/15/28	48,000	58,894
Rio Tinto Finance USA PLC
4.13%, 8/21/42	27,000	25,308
Santander UK Group Holdings PLC
3.13%, 1/8/21	55,000	53,899
Santander UK PLC
4.00%, 3/13/24	3,000	2,975
Unilever Capital Corp.
3.10%, 7/30/25	208,000	199,694
Vodafone Group PLC
2.50%, 9/26/22	10,000	9,481
2.95%, 2/19/23	15,000	14,322
3.75%, 1/16/24	130,000	126,801
4.13%, 5/30/25	95,000	92,811
4.38%, 5/30/28	400,000	384,590
6.25%, 11/30/32	125,000	136,778
6.15%, 2/27/37	150,000	155,657
5.00%, 5/30/38	65,000	59,827
4.38%, 2/19/43	125,000	103,417
5.25%, 5/30/48	300,000	277,484
WPP Finance 2010
3.63%, 9/7/22	6,000	5,824
3.75%, 9/19/24	125,000	116,266
5.63%, 11/15/43	12,000	11,891

Total United Kingdom		9,008,380

TOTAL FOREIGN CORPORATE BONDS (Cost: $30,111,011)		28,224,611

FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	25,000	24,704
Province of New Brunswick Canada
3.63%, 2/24/28	200,000	200,814

Total Canada		225,518

Japan - 0.2%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	186,773
2.88%, 6/1/27	570,000	545,711

Total Japan		732,484

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $988,442)		958,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 2.4%

Chile - 0.1%
Chile Government International Bond
3.13%, 1/21/26	$300,000	$285,518
3.24%, 2/6/28	245,000	231,525

Total Chile		517,043

Colombia - 0.4%
Colombia Government International Bond
11.75%, 2/25/20	10,000	11,025
4.50%, 1/28/26	300,000	299,062
3.88%, 4/25/27	500,000	473,880
7.38%, 9/18/37	325,000	387,969
6.13%, 1/18/41	180,000	191,520
5.00%, 6/15/45	200,000	187,300

Total Colombia		1,550,756

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	37,629
5.38%, 3/25/24	200,000	210,920

Total Hungary		248,549

Indonesia - 0.1%
Indonesia Government International Bond
4.10%, 4/24/28	260,000	248,851

Israel - 0.1%
Israel Government International Bond
3.15%, 6/30/23	200,000	197,398
4.13%, 1/17/48	200,000	187,447

Total Israel		384,845

Italy - 0.0%
Republic of Italy Government International Bond
5.38%, 6/15/33	150,000	152,823

Mexico - 0.7%
Mexico Government International Bond
3.63%, 3/15/22	210,000	206,716
4.00%, 10/2/23	182,000	179,595
3.60%, 1/30/25	225,000	213,525
4.15%, 3/28/27	400,000	382,628
7.50%, 4/8/33, Series MTNA	200,000	243,000
6.75%, 9/27/34, Series MTNA	140,000	158,375
6.05%, 1/11/40	308,000	319,029
4.75%, 3/8/44	272,000	240,040
5.55%, 1/21/45	185,000	182,688
4.60%, 2/10/48	200,000	172,927
5.75%, 10/12/2110	250,000	229,687

Total Mexico		2,528,210

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	185,000	243,738
9.38%, 4/1/29	60,000	82,875
4.50%, 4/16/50	350,000	327,250

Total Panama		653,863

Peru - 0.2%
Peruvian Government International Bond
7.35%, 7/21/25	110,000	132,880
4.13%, 8/25/27	75,000	76,387
8.75%, 11/21/33	135,000	194,400
6.55%, 3/14/37	60,000	73,950
5.63%, 11/18/50	290,000	329,443

Total Peru		807,060

Philippines - 0.3%
Philippine Government International Bond
3.00%, 2/1/28	400,000	370,792
9.50%, 2/2/30	157,000	227,923
6.38%, 1/15/32	100,000	121,373
3.95%, 1/20/40	200,000	189,122
3.70%, 3/1/41	300,000	274,653

Total Philippines		1,183,863

Poland - 0.1%
Republic of Poland Government International Bond
4.00%, 1/22/24	230,000	233,047
3.25%, 4/6/26	150,000	144,601

Total Poland		377,648

Uruguay - 0.1%
Uruguay Government International Bond
4.50%, 8/14/24	85,000	85,936
4.38%, 10/27/27	135,000	133,667
4.13%, 11/20/45	195,000	168,675
4.98%, 4/20/55	125,000	114,562

Total Uruguay		502,840

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $9,700,824)		9,156,351

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

United States - 7.1%
Banc of America Commercial Mortgage Trust
3.12%, 2/15/50, Series 2017-BNK3, Class A2	200,000	197,629
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	493,043
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	62,342
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	341,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
3.62%, 2/10/49, Series 2016-GC36, Class A5	$500,000	$495,149
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	487,686
3.72%, 12/10/49, Series 2016-P6, Class A5^(c)	100,000	99,164
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	300,213
Commercial Mortgage Pass Through Certificates
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	399,387
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	480,550
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	183,480
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	9,661
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	101,636
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	510,693
4.19%, 11/10/46, Series 2013-CR13, Class A4^(c)	500,000	514,039
3.50%, 8/10/47, Series 2014-CR19, Class ASB	300,000	300,483
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	497,461
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	49,405
CSAIL Commercial Mortgage Trust
3.76%, 11/15/48, Series 2016-C5, Class A5	500,000	497,783
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	749,033
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	21,494	21,298
3.53%, 6/25/20, Series K008, Class A2	290,601	292,302
2.57%, 9/25/20, Series K504, Class A2^(c)	197,219	196,139
3.03%, 10/25/20, Series K714, Class A2^(c)	199,062	198,409
4.33%, 10/25/20, Series K010, Class A2^(c)	150,000	152,968
4.19%, 12/25/20, Series K012, Class A2^(c)	50,000	50,922
2.86%, 1/25/21, Series K715, Class A2	60,000	59,576
3.97%, 1/25/21, Series K013, Class A2^(c)	200,000	202,987
2.87%, 12/25/21, Series K017, Class A2	49,966	49,631
2.51%, 11/25/22, Series K026, Class A2	250,000	243,605
2.62%, 3/25/23, Series K035, Class A1	136,311	135,172
3.30%, 4/25/23, Series K031, Class A2^(c)	370,000	370,603
3.06%, 8/25/24, Series K728, Class A2^(c)	500,000	493,502
2.67%, 12/25/24, Series K042, Class A2	160,000	154,442
3.06%, 12/25/24, Series K043, Class A2	199,000	196,119
3.02%, 1/25/25, Series K045, Class A2	55,000	54,037
3.16%, 5/25/25, Series KS03, Class A4^(c)	50,000	49,642
3.33%, 5/25/25, Series K047, Class A2^(c)	200,000	199,379
3.01%, 7/25/25, Series K049, Class A2	360,000	352,582
3.15%, 11/25/25, Series K052, Class A2	125,000	123,382
2.34%, 7/25/26, Series K058, Class A1	379,693	362,443
3.36%, 11/25/27, Series K071, Class AM^(c)	200,000	196,715
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2^(c)	22,048	21,904
2.73%, 10/25/21, Series 2012-M1, Class A2	466,914	461,242
2.72%, 2/25/22, Series 2012-M2, Class A2	482,572	476,864
2.38%, 5/25/22, Series 2012-M13, Class A2	80,000	77,756
2.30%, 9/25/22, Series 2012-M14, Class A2^(c)	50,000	48,449
2.63%, 4/25/23, Series 2013-M14, Class APT^(c)	74,162	72,841
3.33%, 10/25/23, Series 2013-M14, Class A2^(c)	97,635	98,504
3.50%, 1/25/24, Series 2014-M3, Class A2^(c)	110,000	111,081
3.10%, 7/25/24, Series 2014-M9, Class A2^(c)	596,000	590,631
2.30%, 10/25/24, Series 2015-M3, Class A1	327,409	320,274
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	241,813
2.58%, 3/25/26, Series 2016-M4, Class A2	183,000	172,335
2.14%, 5/25/26, Series 2016-M6, Class A1	180,837	173,712
2.00%, 6/25/26, Series 2016-M9, Class A1	447,099	428,502
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	176,766
2.50%, 10/25/26, Series 2017-M1, Class A2^(c)	500,000	461,641
2.88%, 2/25/27, Series 2017-M2, Class A2^(c)	1,000,000	944,944
3.20%, 11/25/27, Series 2017-M15, Class ATS2^(c)	500,000	480,984
3.30%, 4/25/29, Series 2017-M5, Class A2^(c)	64,000	61,297
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	993,313	967,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	$85,000	$87,504
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	254,092
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	70,765
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	300,434
2.85%, 10/10/49, Series 2016-GS3, Class A4	235,000	220,108
3.44%, 11/10/49, Series 2016-GS4, Class A4^(c)	265,000	257,866
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	99,261
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	500,000	502,687
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	143,605	143,646
2.61%, 12/15/47, Series 2012-LC9, Class A4	92,940	91,947
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	390,001
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	100,485
4.13%, 8/15/46, Series 2013-C14, Class A4^(c)	95,000	97,264
3.93%, 1/15/47, Series 2013-C17, Class A3	198,474	201,709
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	203,357
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	149,060
3.60%, 11/15/48, Series 2015-C32, Class A5	500,000	495,222
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	535,238
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	99,388
2.92%, 2/15/46, Series 2013-C7, Class A4	400,000	390,831
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	362,052
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	246,719
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	194,781
3.04%, 4/15/48, Series 2015-C22, Class ASB	200,000	197,083
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	92,818
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	174,800
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	281,567
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	478,454
UBS Commercial Mortgage Trust
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	244,405
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	198,479	194,610
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	248,403
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	99,550
2.65%, 8/15/49, Series 2016-BNK1, Class A3	200,000	184,600
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	248,738
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	258,096
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	194,832
4.21%, 5/15/51, Series 2018-C44, Class A5	400,000	407,456
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	118,554
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	487,964
4.15%, 8/15/46, Series 2013-C15, Class A4^(c)	200,000	205,062
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	103,612
3.03%, 12/15/46, Series 2013-C18, Class A2	842	841
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	61,120
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	25,555
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	223,243
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,024
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	99,542

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $28,498,298)		27,480,059

MUNICIPAL BONDS - 0.5%

United States - 0.5%
Alameda Corridor Transportation Authority
6.60%, 10/1/29, Series C	50,000	58,756
Bay Area Toll Authority
6.91%, 10/1/50, Series S-3	100,000	141,041
Chicago O’Hare International Airport
6.40%, 1/1/40, Class B	35,000	44,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2018

Investments	Principal Amount	Value
Municipal Electric Authority of Georgia
6.64%, 4/1/57	$70,000	$75,485
6.66%, 4/1/57	65,000	75,189
Nashville Health and Educational Facilities Board
4.05%, 7/1/26, Class B	100,000	100,350
New Jersey Turnpike Authority
7.41%, 1/1/40	100,000	139,447
7.10%, 1/1/41	165,000	223,327
North Texas Tollway Authority
6.72%, 1/1/49, Class B	55,000	74,938
State of Illinois
4.95%, 6/1/23	310,000	313,810
5.10%, 6/1/33	720,000	683,698

TOTAL MUNICIPAL BONDS (Cost: $2,022,251)		1,930,546

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.24%(f) (Cost: $1,353,165)(g)	1,353,165	1,353,165

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $400,357,933)		383,279,361
Other Assets less Liabilities - 0.4%		1,550,919

NET ASSETS - 100.0%		$384,830,280

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(d)	Security, or portion thereof, was on loan at November 30, 2018 (See Note 2).
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2018.
(g)

At November 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,318,030 and the total market value of the collateral held by the Fund was $1,353,165.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 3.5%

Federal Home Loan Mortgage Corporation - 3.1%
Federal Home Loan Mortgage Corp.
3.50%, 12/1/33(a)	$1,219,000	$1,220,892

Federal National Mortgage Association - 0.4%
Federal National Mortgage Association
2.50%, 12/1/33(a)	157,000	151,315

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,369,792)		1,372,207

U.S. GOVERNMENT OBLIGATIONS - 28.7%

U.S. Treasury Bill - 2.8%
U.S. Treasury Bill 2.30%, 12/26/18* (Cost: $1,098,329)	1,100,000	1,098,407

U.S. Treasury Bonds - 6.6%
U.S. Treasury Bond
8.75%, 5/15/20	216,000	234,166
8.75%, 8/15/20	411,000	451,161
8.13%, 5/15/21	433,800	487,576
8.00%, 11/15/21	693,000	793,755
7.63%, 11/15/22	431,000	507,595
6.25%, 8/15/23	69,600	79,949

Total U.S. Treasury Bonds		2,554,202

U.S. Treasury Notes - 19.3%
U.S. Treasury Note
0.88%, 9/15/19	517,100	509,869
1.50%, 10/31/19	319,000	315,511
3.38%, 11/15/19	349,000	350,970
1.50%, 6/15/20	559,000	548,071
2.50%, 6/30/20	344,000	342,367
1.50%, 7/15/20	699,200	684,697
2.63%, 8/31/20	54,000	53,824
1.38%, 9/15/20	545,100	531,664
2.00%, 11/30/20	519,000	510,799
2.00%, 2/28/21	681,700	669,624
2.63%, 7/15/21	1,059,300	1,053,921
2.75%, 9/15/21	110,000	109,770
1.88%, 11/30/21	498,000	484,587
2.63%, 6/30/23	332,800	329,615
2.50%, 8/15/23	1,000	984
2.75%, 8/31/23	984,200	980,125
2.88%, 9/30/23	14,000	14,012

Total U.S. Treasury Notes		7,490,410

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,180,522)		11,143,019

CORPORATE BONDS - 49.3%

United States - 49.3%
3M Co.
2.25%, 3/15/23	113,000	107,784
AbbVie, Inc.
2.50%, 5/14/20	148,000	145,762
2.85%, 5/14/23	15,000	14,311
Air Lease Corp.
2.13%, 1/15/20	169,000	166,299
3.88%, 4/1/21	106,000	106,143
Aircastle Ltd.
6.25%, 12/1/19	53,000	54,196
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	100,000	102,537
Allergan Funding SCS
3.45%, 3/15/22	71,000	69,476
American Electric Power Co., Inc.
2.15%, 11/13/20	125,000	121,768
American Express Credit Corp.
2.25%, 5/5/21	76,000	73,724
American Honda Finance Corp.
3.00%, 6/16/20	200,000	199,240
3.45%, 7/14/23, Series GMTN	75,000	74,638
American International Group, Inc.
4.88%, 6/1/22	160,000	164,271
American Tower Corp.
3.45%, 9/15/21	25,000	24,844
2.25%, 1/15/22	86,000	81,926
3.50%, 1/31/23	358,000	349,172
Amgen, Inc.
2.20%, 5/22/19	47,000	46,798
Anthem, Inc.
2.25%, 8/15/19	206,000	204,698
Aon PLC
2.80%, 3/15/21	44,000	43,230
Apple, Inc.
2.40%, 5/3/23	150,000	143,092
Associated Bank NA
3.50%, 8/13/21	264,000	261,992
AT&T, Inc.
3.00%, 2/15/22	200,000	195,419
3.20%, 3/1/22	16,000	15,701
Bank of America Corp.
5.63%, 7/1/20	90,000	92,956
2.37%, 7/21/21, (2.369% fixed rate until 7/21/20; 3-month U.S. dollar London Interbank Offered Rate + 0.66% thereafter)(b)	111,000	108,722
5.70%, 1/24/22	135,000	142,186
2.82%, 7/21/23, (2.816% fixed rate until 7/21/22; 3-month U.S. dollar London Interbank Offered Rate + 0.93% thereafter)(b)	175,000	167,880
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	150,000	144,019
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	101,000	97,551
2.95%, 1/29/23	111,000	108,036
BB&T Corp.
2.05%, 5/10/21	41,000	39,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
Becton Dickinson and Co.
2.89%, 6/6/22	$82,000	$79,075
Berkshire Hathaway Finance Corp.
3.00%, 5/15/22	120,000	118,942
BGC Partners, Inc.
5.38%, 7/24/23	95,000	95,098
Block Financial LLC
5.50%, 11/1/22	43,000	44,303
Boeing Co. (The)
8.75%, 8/15/21	243,000	277,274
CA, Inc.
5.38%, 12/1/19	35,000	35,534
Capital One Financial Corp.
4.75%, 7/15/21	114,000	116,706
CBS Corp.
3.38%, 3/1/22	172,000	169,978
CC Holdings GS V LLC
3.85%, 4/15/23	10,000	9,837
Celanese US Holdings LLC
5.88%, 6/15/21	174,000	181,767
Celgene Corp.
3.25%, 8/15/22	209,000	203,270
Charter Communications Operating LLC
4.46%, 7/23/22	72,000	72,144
Citibank NA
3.40%, 7/23/21	350,000	347,877
Citigroup, Inc.
2.65%, 10/26/20	84,000	82,582
2.35%, 8/2/21	70,000	67,603
4.50%, 1/14/22	80,000	81,434
CNH Industrial Capital LLC
4.38%, 11/6/20	191,000	191,770
4.88%, 4/1/21	81,000	81,607
4.38%, 4/5/22	50,000	50,391
Comcast Corp.
3.13%, 7/15/22	18,000	17,763
Comerica, Inc.
3.70%, 7/31/23	83,000	82,300
Constellation Brands, Inc.
4.25%, 5/1/23	372,000	374,246
Continental Resources, Inc.
5.00%, 9/15/22	40,000	40,033
Crown Castle International Corp.
2.25%, 9/1/21	153,000	146,389
5.25%, 1/15/23	81,000	83,900
3.15%, 7/15/23	178,000	170,575
Cummins, Inc.
3.65%, 10/1/23	80,000	80,537
CVS Health Corp.
3.70%, 3/9/23	115,000	113,330
Delta Air Lines, Inc.
2.60%, 12/4/20	58,000	56,757
Digital Realty Trust L.P.
5.88%, 2/1/20	37,000	37,801
Discovery Communications LLC
5.05%, 6/1/20	164,000	167,469
Dollar General Corp.
3.25%, 4/15/23	290,000	281,434
Dow Chemical Co. (The)
4.25%, 11/15/20	91,000	92,014
4.13%, 11/15/21	165,000	166,686
Duke Energy Carolinas LLC
3.90%, 6/15/21	6,000	6,086
3.05%, 3/15/23	385,000	378,666
Ecolab, Inc.
4.35%, 12/8/21	104,000	106,574
Energy Transfer Operating L.P.
5.20%, 2/1/22	79,000	80,892
Enterprise Products Operating LLC
2.55%, 10/15/19	98,000	97,461
5.20%, 9/1/20	8,000	8,215
4.05%, 2/15/22	2,000	2,013
EQT Corp.
3.00%, 10/1/22	2,000	1,901
Exelon Generation Co. LLC
4.00%, 10/1/20	167,000	167,880
Expedia Group, Inc.
5.95%, 8/15/20	63,000	65,355
Express Scripts Holding Co.
4.75%, 11/15/21	222,000	227,720
FedEx Corp.
2.63%, 8/1/22	10,000	9,678
Fifth Third Bancorp
3.50%, 3/15/22	200,000	199,269
General Dynamics Corp.
3.38%, 5/15/23	23,000	22,874
General Mills, Inc.
2.60%, 10/12/22	200,000	191,239
3.70%, 10/17/23	84,000	82,533
General Motors Financial Co., Inc.
3.20%, 7/6/21	109,000	105,854
3.45%, 1/14/22	155,000	149,552
3.45%, 4/10/22	154,000	147,993
3.15%, 6/30/22	36,000	34,184
3.70%, 5/9/23	69,000	65,744
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	316,000	331,287
2.91%, 7/24/23, (2.905% fixed rate until 7/24/22; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)	175,000	166,777
Halfmoon Parent, Inc.
3.75%, 7/15/23(c)	171,000	168,813
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	57,000	59,449
Hershey Co. (The)
3.38%, 5/15/23	7,000	6,968
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	213,000	212,910
Honeywell International, Inc.
1.85%, 11/1/21	24,000	23,032
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	105,000	106,800
HP, Inc.
3.75%, 12/1/20	17,000	17,114
4.65%, 12/9/21	223,000	228,685
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	79,081
International Flavors & Fragrances, Inc.
3.20%, 5/1/23	109,000	106,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
International Lease Finance Corp.
8.25%, 12/15/20	$16,000	$17,216
International Paper Co.
4.75%, 2/15/22	25,000	25,863
Jabil, Inc.
4.70%, 9/15/22	110,000	110,979
Jefferies Financial Group, Inc.
5.50%, 10/18/23	80,000	82,135
Jefferies Group LLC
6.88%, 4/15/21	5,000	5,325
John Deere Capital Corp.
2.80%, 3/6/23	111,000	107,624
3.65%, 10/12/23	82,000	82,145
JPMorgan Chase & Co.
2.25%, 1/23/20	53,000	52,370
4.63%, 5/10/21	36,000	36,866
2.30%, 8/15/21	36,000	34,912
4.35%, 8/15/21	56,000	56,992
4.50%, 1/24/22	310,000	317,822
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	98,987
Kellogg Co.
4.15%, 11/15/19	4,000	4,030
Keurig Dr Pepper, Inc.
3.55%, 5/25/21(c)	75,000	74,352
KeyCorp
2.90%, 9/15/20	67,000	66,354
Kinder Morgan, Inc.
3.05%, 12/1/19	32,000	31,774
KLA-Tencor Corp.
4.13%, 11/1/21	100,000	100,952
Kraft Heinz Foods Co.
3.50%, 6/6/22	102,000	100,357
4.00%, 6/15/23	11,000	10,893
L3 Technologies, Inc.
3.85%, 6/15/23	82,000	81,367
Lazard Group LLC
4.25%, 11/14/20	7,000	7,088
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	73,528
M&T Bank Corp.
3.55%, 7/26/23	150,000	149,372
Marathon Petroleum Corp.
5.38%, 10/1/22(c)	81,000	82,417
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22	37,000	35,970
McDonald’s Corp.
2.63%, 1/15/22	72,000	70,076
Moody’s Corp.
2.75%, 12/15/21	2,000	1,944
Morgan Stanley
5.50%, 7/28/21	80,000	83,485
4.88%, 11/1/22	258,000	265,153
Motorola Solutions, Inc.
3.75%, 5/15/22	299,000	295,383
MPLX L.P.
4.50%, 7/15/23	57,000	57,272
National Rural Utilities Cooperative Finance Corp.
2.90%, 3/15/21	109,000	107,876
Newmont Mining Corp.
3.50%, 3/15/22	12,000	11,789
Northrop Grumman Corp.
2.08%, 10/15/20	68,000	66,448
Omnicom Group, Inc.
3.63%, 5/1/22	25,000	24,584
ONEOK, Inc.
4.25%, 2/1/22	82,000	82,158
Owens Corning
4.20%, 12/15/22	105,000	104,186
Packaging Corp. of America
2.45%, 12/15/20	147,000	143,715
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	82,108
Plains All American Pipeline L.P.
2.60%, 12/15/19	224,000	221,580
Primerica, Inc.
4.75%, 7/15/22	120,000	122,886
Regions Financial Corp.
3.80%, 8/14/23	150,000	148,744
Republic Services, Inc.
5.50%, 9/15/19	74,000	75,179
Rockwell Collins, Inc.
2.80%, 3/15/22	25,000	24,234
Roper Technologies, Inc.
3.13%, 11/15/22	4,000	3,926
3.65%, 9/15/23	208,000	205,094
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	135,000	132,125
Ryder System, Inc.
2.80%, 3/1/22	269,000	261,266
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	232,000	244,434
Sabra Health Care L.P.
5.50%, 2/1/21	106,000	107,391
Sempra Energy
2.40%, 3/15/20	173,000	170,026
Sherwin-Williams Co. (The)
2.75%, 6/1/22	49,000	47,018
Simon Property Group L.P.
4.13%, 12/1/21	2,000	2,031
2.35%, 1/30/22	52,000	50,114
Southern California Edison Co.
1.85%, 2/1/22	68,000	65,693
Southwest Airlines Co.
2.75%, 11/16/22	11,000	10,605
Spirit AeroSystems, Inc.
3.95%, 6/15/23	50,000	49,859
Stanley Black & Decker, Inc.
3.40%, 12/1/21	2,000	1,995
SunTrust Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	82,125
SunTrust Banks, Inc.
2.90%, 3/3/21	188,000	185,350
Synchrony Financial
3.00%, 8/15/19	85,000	84,413
Synovus Financial Corp.
3.13%, 11/1/22	4,000	3,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
TD Ameritrade Holding Corp.
2.95%, 4/1/22	$78,000	$76,497
Time Warner Cable LLC
4.00%, 9/1/21	176,000	175,630
Total System Services, Inc.
3.80%, 4/1/21	28,000	27,998
Toyota Motor Credit Corp.
1.90%, 4/8/21	203,000	197,008
Tupperware Brands Corp.
4.75%, 6/1/21	54,000	55,110
Tyson Foods, Inc.
3.90%, 9/28/23	171,000	168,921
U.S. Bancorp
2.95%, 7/15/22	29,000	28,357
United Technologies Corp.
1.50%, 11/1/19	11,000	10,816
3.35%, 8/16/21	150,000	149,642
1.95%, 11/1/21	5,000	4,770
2.30%, 5/4/22	23,000	22,005
Ventas Realty L.P.
4.25%, 3/1/22	100,000	101,456
Verizon Communications, Inc.
2.45%, 11/1/22	44,000	42,126
VMware, Inc.
2.30%, 8/21/20	39,000	38,071
Walgreen Co.
3.10%, 9/15/22	45,000	43,803
Walmart, Inc.
3.40%, 6/26/23	300,000	299,634
Warner Media LLC
4.00%, 1/15/22	17,000	17,009
Waste Management, Inc.
4.75%, 6/30/20	104,000	106,274
2.40%, 5/15/23	87,000	82,524
Wells Fargo & Co.
2.50%, 3/4/21	84,000	81,916
Western Gas Partners L.P.
5.38%, 6/1/21	29,000	29,757
WestRock RKT Co.
4.90%, 3/1/22	17,000	17,471
Williams Cos., Inc. (The)
3.60%, 3/15/22	84,000	82,513
Willis Towers Watson PLC
5.75%, 3/15/21	46,000	47,843
Zimmer Biomet Holdings, Inc.
2.70%, 4/1/20	113,000	111,513

TOTAL CORPORATE BONDS (Cost: $19,374,120)		19,107,619

FOREIGN CORPORATE BONDS - 8.8%

Australia - 0.6%
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	106,000	105,751
Westpac Banking Corp.
2.10%, 5/13/21	112,000	108,268

Total Australia		214,019

Belgium - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	134,000	129,822

Canada - 0.9%
Bank of Nova Scotia (The)
3.13%, 4/20/21	80,000	79,470
Canadian Imperial Bank of Commerce
2.55%, 6/16/22	102,000	98,235
Canadian Natural Resources Ltd.
3.45%, 11/15/21	3,000	2,966
Emera US Finance L.P.
2.70%, 6/15/21	111,000	107,592
Fortis, Inc.
2.10%, 10/4/21	7,000	6,696
Kinross Gold Corp.
5.13%, 9/1/21	25,000	25,186
Rogers Communications, Inc.
3.00%, 3/15/23	4,000	3,891
TransCanada PipeLines Ltd.
2.50%, 8/1/22	1,000	953

Total Canada		324,989

Chile - 0.2%
Celulosa Arauco y Constitucion S.A.
7.25%, 7/29/19	86,000	88,079

Germany - 0.0%
Deutsche Bank AG
2.50%, 2/13/19	5,000	4,984

Japan - 2.4%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	383,684
Mizuho Financial Group, Inc.
3.92%, 9/11/24, (3.922% fixed rate until 9/11/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	172,000	172,080
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/21	102,000	98,362
2.44%, 10/19/21	290,000	281,373

Total Japan		935,499

Luxembourg - 0.1%
ArcelorMittal
5.50%, 3/1/21	42,000	43,151
6.25%, 2/25/22	8,000	8,433

Total Luxembourg		51,584

Netherlands - 0.6%
Cooperatieve Rabobank UA
3.88%, 2/8/22	122,000	122,836
Shell International Finance B.V.
1.88%, 5/10/21	112,000	108,131

Total Netherlands		230,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
Peru - 0.5%
Southern Copper Corp.
3.50%, 11/8/22	$208,000	$202,515

United Kingdom - 3.2%
BAT Capital Corp.
2.76%, 8/15/22	392,000	371,487
BP Capital Markets PLC
2.75%, 5/10/23	452,000	433,159
GlaxoSmithKline Capital PLC
3.13%, 5/14/21	107,000	106,474
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	127,000	122,297
Reynolds American, Inc.
4.85%, 9/15/23	50,000	50,680
Santander UK Group Holdings PLC
3.13%, 1/8/21	84,000	82,319
WPP Finance 2010
3.63%, 9/7/22	70,000	67,944

Total United Kingdom		1,234,360

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,482,588)		3,416,818

FOREIGN GOVERNMENT AGENCIES - 0.1%

Canada - 0.1%
Province of Quebec Canada 2.63%, 2/13/23 (Cost: $25,585)	26,000	25,463

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Colombia - 0.1%
Colombia Government International Bond
4.38%, 7/12/21	30,000	30,398
8.13%, 5/21/24	16,000	18,732

Total Colombia		49,130

Hungary - 0.2%
Hungary Government International Bond
6.25%, 1/29/20	1,000	1,030
6.38%, 3/29/21	72,000	75,927

Total Hungary		76,957

Mexico - 1.1%
Mexico Government International Bond
8.13%, 12/30/19	62,000	65,056
3.63%, 3/15/22	284,000	279,558
4.00%, 10/2/23	78,000	76,969

Total Mexico		421,583

Poland - 0.3%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	27,045
3.00%, 3/17/23	112,000	109,350

Total Poland		136,395

Uruguay - 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	55,000	61,847

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $763,397)		745,912

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%

United States - 9.6%
Citigroup Commercial Mortgage Trust
2.95%, 9/10/58, Series 2015-GC33, Class A2	425,000	422,092
COMM Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	475,431	473,409
3.80%, 8/10/46, Series 2013-CR10, Class ASB	76,454	77,312
2.85%, 5/10/48, Series 2015-CR23, Class A2	117,000	116,532
3.04%, 11/10/49, Series 2016-CD2, Class A2	1,061,000	1,052,761
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	338,659
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.19%, 12/25/20, Series K012, Class A2^(b)	150,000	152,767
2.79%, 1/25/22, Series K718, Class A2	300,000	296,214
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	674,756
Morgan Stanley Bank of America Merrill Lynch Trust
2.70%, 12/15/48, Series 2013-C8, Class ASB	43,895	43,475
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	38,890	38,391
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	41,694	41,054

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,785,364)		3,727,422

ASSET-BACKED SECURITIES - 0.7%

United States - 0.7%
Ford Credit Auto Lease Trust
3.30%, 2/15/22, Series 2018-B, Class A4	125,000	125,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2018

Investments	Principal Amount	Value
GM Financial Automobile Leasing Trust
3.30%, 7/20/22, Series 2018-3, Class A4	$125,000	$125,149

TOTAL ASSET-BACKED SECURITIES (Cost: $249,978)		250,286

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $40,231,346)		39,788,746
Other Assets less Liabilities - (2.6)%		(994,753)

NET ASSETS - 100.0%		$38,793,993

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2018 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 81.5%

U.S. Treasury Bill - 81.5%
U.S. Treasury Bill
3.29%, 2/21/19*	$ 1,000,000	$ 994,844
TOTAL INVESTMENTS IN SECURITIES - 81.5% (Cost: $994,762)		994,844
Other Assets less Liabilities - 18.5%		226,167
NET ASSETS - 100.0%		$ 1,221,011

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
Russell 2000 Index	(8)	$(1,216,000)	$1,520	12/21/2018	$(34,040)	$14,880	$(19,160)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.8%

U.S. Treasury Bills - 95.8%
U.S. Treasury Bills
2.38%, 2/14/19*	$162,000,000	$161,239,522
2.35%, 2/21/19*	57,000,000	56,706,133
TOTAL INVESTMENTS IN SECURITIES - 95.8% (Cost: $217,915,088)		217,945,655
Other Assets less Liabilities - 4.2%		9,645,754
NET ASSETS - 100.0%		$ 227,591,409

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(846)	$(230,958,000)	$2,730	12/21/2018	$(5,041,540)	$2,059,390	$(2,982,150)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 90.7%

U.S. Treasury Bills - 90.7%
U.S. Treasury Bills	`
2.17%, 12/6/18*(a)	$8,035,000	$8,033,582
2.15%, 12/13/18*	26,120,000	26,104,437
2.18%, 12/20/18*	166,420,000	166,251,332

TOTAL INVESTMENTS IN SECURITIES - 90.7% (Cost: $200,366,667)		200,389,351
Other Assets less Liabilities - 9.3%		20,565,822

NET ASSETS - 100.0%		$220,955,173

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $8,033,582 as of November 30, 2018.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	12/19/2018	54,025	USD	5,952,030	JPY	$1,533	$—
Bank of Montreal	12/19/2018	4,106,038	USD	452,369,960	JPY	116,475	—
Bank of Montreal	12/19/2018	256,191	USD	28,536,000	JPY	4,525	—
Bank of Montreal	12/19/2018	218,506	USD	24,719,000	JPY	503	—
Bank of Montreal	12/19/2018	742,117	USD	84,155,000	JPY	—	(66)
Canadian Imperial Bank of Commerce	12/19/2018	7,226,000	JPY	64,279	USD	—	(551)
Canadian Imperial Bank of Commerce	12/19/2018	1,314,617,000	JPY	11,582,529	USD	11,403	—
Canadian Imperial Bank of Commerce	12/19/2018	4,273,433	USD	470,834,040	JPY	121,031	—
Canadian Imperial Bank of Commerce	12/19/2018	56,227	USD	6,194,970	JPY	1,592	—
Canadian Imperial Bank of Commerce	12/19/2018	208,871	USD	23,116,000	JPY	5,005	—
Canadian Imperial Bank of Commerce	12/19/2018	126,976	USD	14,221,000	JPY	1,558	—
Canadian Imperial Bank of Commerce	12/19/2018	294,119	USD	33,261,000	JPY	782	—
Canadian Imperial Bank of Commerce	12/19/2018	195,291	USD	22,200,000	JPY	—	(497)
Canadian Imperial Bank of Commerce	12/19/2018	93,305	USD	10,593,000	JPY	—	(117)
Canadian Imperial Bank of Commerce	12/19/2018	199,385	USD	22,442,000	JPY	1,464	—
Canadian Imperial Bank of Commerce	12/19/2018	222,853	USD	25,161,000	JPY	952	—
Canadian Imperial Bank of Commerce	3/20/2019	11,665,058	USD	1,314,617,000	JPY	—	(21,046)
Canadian Imperial Bank of Commerce	3/20/2019	1,598,374	USD	180,132,000	JPY	—	(2,884)
State Street Bank and Trust	12/19/2018	7,115,000	JPY	64,278	USD	—	(1,530)
State Street Bank and Trust	12/19/2018	11,330,000	JPY	100,574	USD	—	(652)
State Street Bank and Trust	12/19/2018	336,726	USD	37,061,000	JPY	9,876	—
State Street Bank and Trust	12/19/2018	468,487	USD	52,548,000	JPY	5,053	—
State Street Bank and Trust	12/19/2018	238,398	USD	26,924,000	JPY	949	—

						$282,701	$(27,343)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2018

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	109	3/20/19	$(13,020,391)	$(77,953)
Australian Dollar Currency	119	3/18/19	(8,706,040)	—
British Pound Currency	162	3/18/19	(12,974,175)	875
Canadian Dollar Currency	173	3/19/19	(13,045,930)	56
Coffee “C”	207	3/19/19	(8,348,569)	(2,119)
Copper	125	3/27/19	(8,710,937)	(261,784)
Corn	466	3/14/19	(8,801,575)	(43,366)
Cotton No. 2	221	3/07/19	(8,719,555)	(50,164)
Euro Currency	91	3/18/19	(12,986,837)	553
Gold 100 Ounce	71	2/26/19	(8,704,600)	(19,741)
Silver	181	3/27/19	(12,866,385)	159,810
Soybean	193	3/14/19	(8,757,375)	(275,871)
Swiss Franc Currency	103	3/18/19	(13,016,625)	1,161
U.S. Treasury Long Bond	94	3/20/19	(13,151,188)	(188,664)
Wheat	343	3/14/19	(8,845,112)	262

			$(160,655,294)	$(756,945)

Long Exposure
Live Cattle	181	2/28/19	$8,724,200	$(84,695)

Total - Net			$(151,931,094)	$(841,640)

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2018, the Trust consisted of 83 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund”)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investment of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying schedule of investments reflect the investments on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Notes to Schedule of Investments (unaudited) (continued)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$80,882,469	$—
Exchange-Traded Fund	3,666,060	—	—

Total	$3,666,060	$80,882,469	$—

Unrealized Appreciation on Foreign Currency Contracts	—	343,880	—
Unrealized Depreciation on Foreign Currency Contracts	—	(374,763)	—

Total - Net	$3,666,060	$80,851,586	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,915,281	$—
Exchange-Traded Fund	450,725	—	—
Repurchase Agreement	—	3,530,000	—

Total	$450,725	$11,445,281	$—

Unrealized Appreciation on Foreign Currency Contracts	—	527,180	—
Unrealized Depreciation on Foreign Currency Contracts	—	(247,495)	—

Total - Net	$450,725	$11,724,966	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$20,156,670	$—
Exchange-Traded Fund	1,170,126	—	—
Repurchase Agreement	—	8,565,000	—

Total	$1,170,126	$28,721,670	$—

Unrealized Appreciation on Foreign Currency Contracts	—	50,133	—
Unrealized Depreciation on Foreign Currency Contracts	—	(230,503)	—

Total - Net	$1,170,126	$28,541,300	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$14,785,257	$—
Exchange-Traded Fund	944,136	—	—
Repurchase Agreement	—	7,660,000	—

Total	$944,136	$22,445,257	$—

Unrealized Appreciation on Foreign Currency Contracts	—	527,092	—
Unrealized Depreciation on Foreign Currency Contracts	—	(157,562)	—

Total - Net	$944,136	$22,814,787	$—

Notes to Schedule of Investments (unaudited) (continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,738,191	$—
Foreign Government Obligations	—	12,057,302	—
Supranational Bonds	—	714,904	—
Repurchase Agreement	—	1,550,000	—

Total	$—	$17,060,397	$—

Unrealized Appreciation on Foreign Currency Contracts	—	13,928	—
Unrealized Depreciation on Foreign Currency Contracts	—	(20,216)	—

Total - Net	$—	$17,054,109	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$851,608	$—
Foreign Corporate Bonds	—	36,707,845	—
Foreign Government Agencies	—	237,393	—
Foreign Government Obligations	—	1,402,175	—
Investment of Cash Collateral for Securities Loaned	—	429,413	—

Total	$—	$39,628,434	$—

Unrealized Appreciation on Futures Contracts	3,906	—	—
Unrealized Depreciation on Futures Contracts	(26,016)	—	—

Total - Net	$(22,110)	$39,628,434	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,109,314	$—
Foreign Government Obligations	—	141,854,696	—
Supranational Bonds	—	10,206,379	—
Repurchase Agreement	—	14,010,000	—

Total	$—	$167,180,389	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,100,745	—
Unrealized Depreciation on Foreign Currency Contracts	—	(711,345)	—

Total - Net	$—	$167,569,789	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$832,522,614	$—

Total	$—	$832,522,614	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$252,686,701	$—
Foreign Corporate Bonds	—	37,637,181	—
Investment of Cash Collateral for Securities Loaned	—	17,729,718	—

Total	$—	$308,053,600	$—

Unrealized Depreciation on Futures Contracts	(110,879)	—	—

Total - Net	$(110,879)	$308,053,600	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$21,042,115	$—
U.S. Government Obligations	—	26,055,765	—
Corporate Bonds	—	15,791,313	—
Foreign Corporate Bonds	—	2,811,510	—
Foreign Government Agencies	—	911,469	—
Foreign Government Obligations	—	627,499	—
Supranational Bonds	—	783,641	—
Commercial Mortgage-Backed Securities	—	1,455,730	—
Municipal Bonds	—	250,732	—
Asset-Backed Securities	—	350,560	—
Repurchase Agreement	—	1,200,000	—
Investment of Cash Collateral for Securities Loaned	—	163,150	—

Total	$—	$71,443,484	$—

Unrealized Appreciation on Futures Contracts	516	—	—
Unrealized Depreciation on Futures Contracts	(84,007)	—	—

Total - Net	$(83,491)	$71,443,484	$—

Notes to Schedule of Investments (unaudited) (continued)

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$55,407,382	$—
Foreign Corporate Bonds	—	7,070,806	—
Investment of Cash Collateral for Securities Loaned	—	5,209,393	—

Total	$—	$67,687,581	$—

Unrealized Appreciation on Futures Contracts	4,264	—	—
Unrealized Depreciation on Futures Contracts	(189,578)	—	—

Total - Net	$(185,314)	$67,687,581	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$12,660,075	$—
U.S. Government Obligations	—	15,860,103	—
Corporate Bonds	—	9,514,953	—
Foreign Corporate Bonds	—	1,794,906	—
Foreign Government Agencies	—	476,481	—
Foreign Government Obligations	—	312,010	—
Supranational Bonds	—	664,620	—
Commercial Mortgage-Backed Securities	—	999,686	—
Municipal Bonds	—	108,498	—
Asset-Backed Securities	—	296,200	—
Investment of Cash Collateral for Securities Loaned	—	143,018	—

Total	$—	$42,830,550	$—

Unrealized Appreciation on Futures Contracts	5,307	—	—
Unrealized Depreciation on Futures Contracts	(120,953)	—	—
U.S. Government Agencies Sold Short	—	(388,356)	—

Total - Net	$(115,646)	$42,442,194	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$93,021,310	$—
U.S. Government Obligations	—	72,070,472	—
Corporate Bonds	—	149,084,845	—
Foreign Corporate Bonds	—	28,224,611	—
Foreign Government Agencies	—	958,002	—
Foreign Government Obligations	—	9,156,351	—
Commercial Mortgage-Backed Securities	—	27,480,059	—
Municipal Bonds	—	1,930,546	—
Investment of Cash Collateral for Securities Loaned	—	1,353,165	—

Total	$—	$383,279,361	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,372,207	$—
U.S. Government Obligations	—	11,143,019	—
Corporate Bonds	—	19,107,619	—
Foreign Corporate Bonds	—	3,416,818	—
Foreign Government Agencies	—	25,463	—
Foreign Government Obligations	—	745,912	—
Commercial Mortgage-Backed Securities	—	3,727,422	—
Asset-Backed Securities	—	250,286	—

Total	$—	$39,788,746	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$994,844	$—

Total	$—	$994,844	$—

Written Options	(19,160)	—	—

Total - Net	$(19,160)	$994,844	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$217,945,655	$—

Total	$—	$217,945,655	$—

Written Options	(2,982,150)	—	—

Total - Net	$(2,982,150)	$217,945,655	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$200,389,351	$—

Total	$—	$200,389,351	$—

Unrealized Appreciation on Foreign Currency Contracts	—	282,701	—
Unrealized Depreciation on Foreign Currency Contracts	—	(27,343)	—
Unrealized Appreciation on Futures Contracts	162,717	—	—
Unrealized Depreciation on Futures Contracts	(1,004,357)	—	—

Total - Net	$(841,640)	$200,644,709	$—

Notes to Schedule of Investments (unaudited) (continued)

During the period ended November 30, 2018, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended November 30, 2018 and open positions in such derivatives as of November 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At November 30, 2018, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of November 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended November 30, 2018, the volume of derivative activity (based on the average of month-end balances) for each

Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$90,772,048	$179,249,413	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	16,123,686	4,244,139	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	43,641,289	12,120,584	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	34,686,084	8,777,664	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	2,015,679	284,643	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	5,915,424	6,425,014	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	17,328,574	3,724,225	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	237,456,700	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	64,370,291	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	64,061,721	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	37,566,666	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	4,221,250
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	236,093,250
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	30,906,653	57,357,102	—
Foreign exchange contracts	6,676,743	17,051,190	—	45,385,252	—
Interest rate contracts	—	—	1,406,133	16,587,602	—

Notes to Schedule of Investments (unaudited) (continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Asia Local Debt Fund and the Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Notes to Schedule of Investments (unaudited) (continued)

Options Contracts - The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 and S&P 500 Indexes, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 - Guarantees. The Fund’s maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At November 30, 2018, the maximum payout for written put options for the CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund was $1,216,000 and $230,958,000, respectively. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Notes to Schedule of Investments (unaudited) (continued)

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At November 30, 2018, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives†
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$84,538,107	$10,422	$—	$10,422	$—	$—	$—	$10,422
Brazilian Real Strategy Fund	11,894,459	1,547	—	1,547	—	—	—	1,547
Chinese Yuan Strategy Fund	29,889,030	2,766	—	2,766	—	—	—	2,766
Emerging Currency Strategy Fund	23,387,342	2,051	—	2,051	175,964	(809)	175,155	177,206
Asia Local Debt Fund	18,665,595	73,889	(1,679,087)	(1,605,198)	12,987	(4,648)	8,339	(1,596,859)
Emerging Markets Corporate Bond Fund	41,498,291	111,410	(1,981,267)	(1,869,857)	—	—	—	(1,869,857)
Emerging Markets Local Debt Fund	200,713,926	1,379,540	(34,913,077)	(33,533,537)	158,440	(184,560)	(26,120)	(33,559,657)
Floating Rate Treasury Fund	832,310,175	212,439	—	212,439	—	—	—	212,439
Interest Rate Hedged High Yield Bond Fund	316,536,250	423,075	(8,905,725)	(8,482,650)	—	—	—	(8,482,650)
Interest Rate Hedged U.S. Aggregate Bond Fund	72,735,002	45,890	(1,337,408)	(1,291,518)	—	—	—	(1,291,518)
Negative Duration High Yield Bond Fund	69,266,427	106,964	(1,685,810)	(1,578,846)	—	—	—	(1,578,846)
Negative Duration U.S. Aggregate Bond Fund	43,597,101	74,982	(845,616)	(770,634)	—	—	—	(770,634)
Yield Enhanced U.S. Aggregate Bond Fund	400,412,080	298,138	(17,430,857)	(17,132,719)	—	—	—	(17,132,719)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	40,231,670	6,888	(449,812)	(442,924)	—	—	—	(442,924)
CBOE Russell 2000 PutWrite Strategy Fund	994,762	82	—	82	—	—	—	82
CBOE S&P 500 PutWrite Strategy Fund	217,915,088	30,567	—	30,567	—	—	—	30,567
Managed Futures Strategy Fund (consolidated)	264,997,749	18,222	(61,725,155)	(61,706,933)	—	—	—	(61,706,933)

†

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended November 30, 2018 are as follows:

Fund	Value at 8/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2018	Dividend Income
U.S. Dollar Bullish Fund
Floating Rate Treasury Fund	$4,012,880	$—	$350,940	$(530)	$4,650	$3,666,060	$18,758
Brazilian Real Strategy Fund
Floating Rate Treasury Fund	$450,195	$—	$—	$—	$530	$450,725	$2,172
Chinese Yuan Strategy Fund
Floating Rate Treasury Fund	$1,168,751	$—	$—	$—	$1,375	$1,170,126	$5,639
Emerging Currency Strategy Fund
Floating Rate Treasury Fund	$1,193,832	$—	$250,872	$(153)	$1,329	$944,136	$4,550

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of November 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets Local Debt Fund	76	$2,535	$287
Floating Rate Treasury Fund	591	14,840	191
Interest Rate Hedged High Yield Bond Fund	—	—	681
Yield Enhanced U.S. Aggregate Bond Fund	1,501	71,208	2,717
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	213	10,350	85
CBOE S&P 500 PutWrite Strategy Fund	330	9,705	335

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 25, 2019

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 25, 2019

* Print the name and title of each signing officer under his or her signature.